As filed with the Securities and Exchange Commission on May 1, 2001


                                                  Registration No. 333-53477

                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549



                       Post-Effective Amendment No. 4


                                     TO

                                  FORM S-6

                  FOR REGISTRATION UNDER THE SECURITIES ACT
                  OF 1933 OF SECURITIES OF UNIT INVESTMENT
                      TRUSTS REGISTERED ON FORM N-8B-2

                  GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN
                         (Exact Name of Registrant)

                   GENERAL AMERICAN LIFE INSURANCE COMPANY
                              700 Market Street
                             St. Louis, MO 63101
        (Name and Address of principal executive office of depositor)

                       Christopher A. Martin, Esquire

                     Metropolitan Life Insurance Company

                              700 Market Street
                             St. Louis, MO 63101
             (Name and Address of Agent for Service of Process)


It is proposed that this filing will become effective (check appropriate space)


[X] immediately upon filing pursuant to paragraph (b), of Rule 485
[ ] on 1 May 2001 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on 1 May 2001, pursuant to paragraph (a)(1) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485

[ ] on (date) pursuant to paragraph (a)(2) of Rule 485
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                                  ISSUED BY
                   GENERAL AMERICAN LIFE INSURANCE COMPANY
                              700 MARKET STREET
                             ST. LOUIS, MO 63101
                               (314) 231-1700


This Prospectus describes an individual flexible premium variable life insurance Policy ("the Policy") offered by General American Life Insurance Company ("General American" or "the Company"). The Policy is designed to provide lifetime insurance protection and to provide maximum flexibility to vary premium payments and change the level of death benefits payable under the Policy. This flexibility allows you to provide for changing insurance needs under a single insurance policy. You also have the opportunity to allocate Net Premiums among several investment portfolios with different investment objectives.

The Policy provides:
(1)      a Cash Surrender Value that can be obtained by surrendering the Policy;
(2)      Policy Loans; and
(3)      a death benefit payable at the Insured's death.
As long as a Policy remains in force before the Insured's Attained Age 100, the death benefit will be at least the current Face Amount of the Policy. A Policy will remain in force as long as its Cash Surrender Value is sufficient to pay the monthly charges.

After the end of the "Right to Examine Policy" period, you may allocate the Net Premiums to one or more of the Divisions of General American Separate Account Eleven ("the Separate Account") or, in some contracts, to General American's General Account.


You will find a list of the Funds in the Separate Account, the fund managers, and the investment objectives in the Summary on page 15. Note that investment results in the Separate Account are not guaranteed -- you may either make money or lose money. Depending on investment results, the policy could lapse or the death benefit could change. The Prospectus of each Fund contains a full description of the Fund, including the investment policies, restrictions, risks, and charges. You should receive a Prospectus for each Fund along with this Prospectus for the Policy.


In most policies you may also invest all or part of your cash value in the General Account, which guarantees at least 4% interest.

It may not be advantageous to purchase a Policy as a replacement for another type of life insurance or as a means to obtain additional insurance protection if the purchaser already owns another flexible premium variable life insurance policy.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


Please read this Prospectus carefully and keep it for future reference. The date of this Prospectus is May 1, 2001. The Policies are not available in all states.


This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No dealer, salesman, or other person is authorized to give any information or make any representations in connection with this offering other than those contained in this prospectus, and, if given or made, such other information or representations must not be relied upon.


                                                TABLE OF CONTENTS

                                                                                                      Page
Summary..................................................................................................5
Definitions.............................................................................................14
The Company and the Separate Account....................................................................15
    The Company
    The Separate Account
    General American Capital Company
    Russell Insurance Funds
    American Century Variable Portfolios
    J.P. Morgan Series Trust II
    Fidelity Variable Insurance Products Fund
    Fidelity Variable Insurance Products Fund II
    Fidelity Variable Insurance Products Fund III
    Van Eck Worldwide Insurance Trust
    SEI Investments Management Corporation
    Metropolitan Series Fund
    New England Zenith Fund
    Met Investors Series Trust
Addition, Deletion, or Substitution of Investments......................................................23
Policy Benefits.........................................................................................23
    Death Benefit
    Cash Value
Policy Rights...........................................................................................26
    Loans
    Surrender, Partial Withdrawals and Pro Rata Surrender
    Transfers
    Portfolio Rebalancing
    Dollar Cost Averaging
    Right to Examine Policy
    Death Benefit at Attained Age 100
Payment and Allocation of Premiums......................................................................32
    Issuance of a Policy
    Premiums
    Allocation of Net Premiums and Cash Value
    Policy Lapse and Reinstatement
Charges and Deductions..................................................................................34
    Premium Expense Charges
    Monthly Deduction
    Contingent Deferred Sales Charge
    Separate Account Charges
Dividends...............................................................................................38
The General Account.....................................................................................38
General Matters.........................................................................................39
Distribution of the Policies............................................................................42
Federal Tax Matters.....................................................................................43
Unisex Requirements Under Montana Law ..................................................................46
Safekeeping of the Separate Account's Assets............................................................46
Voting Rights...........................................................................................46
State Regulation of the Company.........................................................................47
Management of the Company...............................................................................48
Legal Matters...........................................................................................52
Legal Proceedings.......................................................................................53
Experts.................................................................................................53
Additional Information..................................................................................53
Financial Statements....................................................................................53
Appendix A - Illustration of Death Benefits and Cash Values.............................................54

                                   SUMMARY

THROUGHOUT THIS SUMMARY, THE TERMS "YOU" AND "YOUR" REFER TO THE OWNER OF THE POLICY. THE OWNER MAY OR MAY NOT BE THE PERSON INSURED UNDER THE POLICY. THE TERMS "WE," "US," AND "OUR" REFER TO GENERAL AMERICAN LIFE INSURANCE COMPANY.

THE INFORMATION IN THIS SECTION IS JUST A SUMMARY, WRITTEN IN "LAYMEN'S TERMS" TO HELP YOU UNDERSTAND THE POLICY. HOWEVER, BOTH YOUR POLICY AND THIS PROSPECTUS ARE LEGAL DOCUMENTS. IF YOU HAVE QUESTIONS ABOUT THEM, YOU SHOULD CONTACT YOUR AGENT OR OTHER COMPETENT PROFESSIONAL ADVISERS.

IN PREPARING THIS SUMMARY, WE ASSUME THAT THE POLICY IS IN FORCE, AND THAT YOU HAVE NOT BORROWED ANY OF THE CASH VALUE.

THE POLICY. You are purchasing a life insurance policy. Like many life insurance policies, it has both a death benefit and a cash value. The death benefit is the amount of money that we will pay to the beneficiary if the person insured under the policy dies while the policy is in force. The cash value is the amount of money accumulated in your policy as an investment at any time. The cash value consists of the premiums you have paid, reduced by the expenses deducted for operation of the policy, and either increased or decreased by investment results.

You have certain rights, including the right to borrow or withdraw money from the policy's cash value and the right to select the funds in which you will invest your premiums.

You have the right to review the policy and decide whether you want to keep it. If you decide not to keep the policy, you may return it to us or to your agent during the "Right to Examine Policy Period." This period is sometimes referred to as the "Free Look Period." It normally ends on the later of:
1.       twenty days after you receive the policy or
2.       forty-five days after you signed the application.
In some states the period may be longer. Your agent can tell you if this is the case.

During the "Right to Examine Policy Period" we will hold any premiums you have paid in the money market fund. If you return the policy before the end of the free look period, we will cancel the policy and return any premiums you have paid. (For policies issued in Kansas, the rules are different. Your agent can provide you with the details.) (See Policy Rights - Right to Examine Policy.)

When the "Right to Examine Policy Period" ends, we will deduct any charges due and transfer the rest of the money (your "net premium") into the investment funds that you have selected. We will continue to transfer future net premiums into the investments that you select as soon as we receive the premiums.

The policy is a "flexible premium" policy. This means that you may, within limits described below, make premium payments at any time and in any amount you choose. You do not have to make premium payments according to a fixed schedule, although you may choose to do so.

There are limits on the amount that you may pay into the policy without creating tax consequences. If you make a premium payment that exceeds the limit, we will notify you and offer to refund the excess paid.

We will deduct certain expenses from your cash value. These expenses are described below. In addition, your cash value may increase or decrease, depending on the investment experience of the funds you select. Because it is possible for your cash value to decrease, you may have to pay additional premiums in order to keep the policy in force.

As long as there is enough money in your cash value to pay the monthly charges, your death benefit will always be at least the face amount of your policy, minus any amount that you have borrowed from the policy. The face amount of your policy means the amount of insurance that you have purchased. It is shown on the specifications page of your policy.

We will notify you if your cash value is not enough to pay the monthly charges. If that happens, you will have 62 days to make a premium payment big enough to bring your cash value up to the amount required to pay the charges. If you make the premium payment, the policy will stay in force. If you don't, the policy will lapse, or terminate with no value. (See Payment and Allocation of Premiums - Policy Lapse and Reinstatement.)

INVESTING YOUR CASH VALUE. You may tell us to invest your cash value in either the general account or the separate account, or you may split your cash value between them.

THE GENERAL ACCOUNT. The general account is an interest-bearing account. Money in the general account is guaranteed to earn at least 4% interest, and it may earn more. General American determines the current interest rate from time to time, and we will notify you in advance of any changes. We have the right to limit the amount of money that you may put into the general account.

THE SEPARATE ACCOUNT. The separate account consists of divisions, which represent different types of investments. Each division may either make money or lose money. Therefore if you invest in a division of the separate account, you may either make money or lose money, depending on the investment experience of that division. There is no guaranteed rate of return in the separate account.

The divisions of the separate account represent investment funds run by various investment companies. The investment companies hire advisers to operate or advise on the day-to-day operation of the funds.

The following list shows the investment companies whose funds are available under the policy, along with the managers or advisers and the divisions that they oversee.

NOTE: THE RUSSELL INSURANCE FUNDS ARE ONLY AVAILABLE ON POLICIES WITH AN ISSUE DATE PRIOR TO JANUARY 1, 2000.

---------------------------------------------------------
     INVESTMENT COMPANY       INVESTMENT MANAGER/ADVISER
---------------------------------------------------------
General American Capital      Conning Asset Management
Company                       Company
---------------------------------------------------------
Russell Insurance Funds       Frank Russell Investment
                              Management Company
---------------------------------------------------------
American Century Variable     American Century
Portfolios                    Investment Management,
                              Inc.
---------------------------------------------------------
J.P. Morgan Series Trust II   J.P. Morgan Investment
                              Management, Inc.
---------------------------------------------------------
Fidelity Investments          Fidelity Management &
Variable Insurance Products   Research Company
Fund
---------------------------------------------------------
Fidelity Investments          Fidelity Management &
Variable Insurance Products   Research Company
Fund II
---------------------------------------------------------
Fidelity Investments          Fidelity Management &
Variable Insurance Products   Research Company
Fund II
---------------------------------------------------------

Van Eck Global Worldwide      Van Eck Associates
Insurance Trust               Corporation

---------------------------------------------------------
SEI Insurance Products Trust  SEI Investments
                              Management Company
---------------------------------------------------------

Metropolitan Series Fund,     MetLife Advisers, LLC
Inc.
---------------------------------------------------------
New England Zenith Fund       MetLife Advisers, LLC
                              (formerly known as New
                              England Investment
                              Management, Inc.)
---------------------------------------------------------
Met Investors Series Trust    Met Investors Advisory
                              Corp.
---------------------------------------------------------


These investment funds have different investment goals and strategies, which we have summarized in the following table. You should review the prospectus of each fund, or seek professional guidance in determining which fund(s) best meet your objectives.


-----------------------------------------------------------------------------------------------------------------------
        INVESTMENT                   FUND                 INVESTMENT                        OBJECTIVE
        ----------                   ----                 ----------                        ---------
          MANAGER                    NAME                    TYPE
          -------                    ----                    ----
-----------------------------------------------------------------------------------------------------------------------
          Conning             S&P 500 Index Fund       Growth & Income      To provide long-term capital appreciation
      Asset Management                                                      that parallels the return of the stock
          Company                                                           market as a whole, as represented by the
                                                                            Standard and Poor's 500 Stock Index.
-----------------------------------------------------------------------------------------------------------------------
          Conning             Money Market Fund         Money Market        To obtain the highest level of current
     Asset Management                                                       income consistent with the preservation
          Company                                                           of capital and maintenance of liquidity.
-----------------------------------------------------------------------------------------------------------------------
          Conning              Bond Index Fund         Corporate Bonds      To provide a rate of return that reflects
     Asset Management                                                       the performance of the Government and
          Company                                                           Corporate bond markets as a whole, as
                                                                            measured by the Lehman Brothers
                                                                            Government/Corporate Bond Index.
-----------------------------------------------------------------------------------------------------------------------
          Conning           Asset Allocation Fund         Balanced          To obtain a high rate of long-term
     Asset Management                                                       return, composed of capital growth and
          Company                                                           income payments.
-----------------------------------------------------------------------------------------------------------------------


                                      2


-----------------------------------------------------------------------------------------------------------------------
        INVESTMENT                   FUND                 INVESTMENT                        OBJECTIVE
        ----------                   ----                 ----------                        ---------
          MANAGER                    NAME                    TYPE
          -------                    ----                    ----
-----------------------------------------------------------------------------------------------------------------------
          Conning             Managed Equity Fund           Growth          To obtain long-term capital growth
     Asset Management                                                       through investment in U.S. common stocks.
          Company
-----------------------------------------------------------------------------------------------------------------------
          Conning             International Index          Growth:          To obtain investment results that
     Asset Management                Fund            International Stock    parallel the price and yield performance
          Company                                                           of foreign publicly-traded common stocks in
                                                                            the Morgan Stanley Capital International,
                                                                            Europe, Australia, and Far East Index
                                                                            ("EAFE Index").
-----------------------------------------------------------------------------------------------------------------------
          Conning             Mid-Cap Equity Fund           Growth          To obtain long-term capital appreciation
     Asset Management                                                       through investment primarily in common
          Company                                                           stocks of companies with medium market
                                                                            capitalizations of comparable size to
                                                                            companies in the Russell Midcap(TM) Growth
                                                                            Index at the time of the Fund's investment.
-----------------------------------------------------------------------------------------------------------------------
          Conning            Small-Cap Equity Fund    Aggressive Growth     To provide a long-term growth of capital
     Asset Management                                                       through investment primarily in the common
          Company                                                           stock of companies no larger than the
                                                                            largest companies in the Russell 2000(R)
                                                                            Value Index.
-----------------------------------------------------------------------------------------------------------------------
   Fidelity Management &       Growth Portfolio             Growth          To seek capital appreciation, normally
     Research Company                                                       through purchases of common stocks,
                                                                            although its investments are not
                                                                            restricted to any one type of security.
-----------------------------------------------------------------------------------------------------------------------
   Fidelity Management &         Equity-Income         Growth & Income      To seek reasonable income by investing
     Research Company              Portfolio                                primarily in income-producing equity
                                                                            securities.
-----------------------------------------------------------------------------------------------------------------------
   Fidelity Management &      Overseas Portfolio            Growth:         To seek long-term growth of capital
     Research Company                                 International Stock   primarily through investment in foreign
                                                                            securities.
-----------------------------------------------------------------------------------------------------------------------
   Fidelity Management &        Asset Manager              Balanced         To seek a high total return with reduced
     Research Company             Portfolio                                 risk over the long-term by allocating its
                                                                            assets among domestic and foreign stocks,
                                                                            bonds, and short-term fixed income
                                                                            instruments.
-----------------------------------------------------------------------------------------------------------------------
   Fidelity Management &     High Income Portfolio      High Yield Bond     To seek a high level of current income by
     Research Company                                                       investing primarily in high yielding,
                                                                            lower-rated, fixed income securities,
                                                                            while also considering growth of capital.
-----------------------------------------------------------------------------------------------------------------------
   Fidelity Management &       Mid Cap Portfolio        Long-Term Growth    To seek long-term growth by investing
     Research Company                                      of Capital       primarily in common stocks, with at least
                                                                            65% of total assets in securities of
                                                                            companies with medium market
                                                                            capitalizations, similar to those in the
                                                                            S&P MidCap 400. The fund may potentially
                                                                            invest in domestic and foreign companies
                                                                            with smaller or larger market
                                                                            capitalizations, investing in "growth"
                                                                            and/or "value" stocks. The fund selects
                                                                            investments by using fundamental analysis
                                                                            of each issuer's financial condition and
                                                                            industry position and market and economic
                                                                            conditions.
-----------------------------------------------------------------------------------------------------------------------



                                      3


-----------------------------------------------------------------------------------------------------------------------
        INVESTMENT                   FUND                 INVESTMENT                        OBJECTIVE
        ----------                   ----                 ----------                        ---------
          MANAGER                    NAME                    TYPE
          -------                    ----                    ----
-----------------------------------------------------------------------------------------------------------------------
    Van Eck Associates          Worldwide Hard        Aggressive Growth:    To seek long-term capital appreciation by
        Corporation               Assets Fund             Specialty         investing in equity and debt securities of
                                                                            companies engaged in the exploration,
                                                                            development, production, and distribution
                                                                            of gold and other natural resources such as
                                                                            strategic and other metals, minerals,
                                                                            forest products, oil, natural gas, and
                                                                            coal.
-----------------------------------------------------------------------------------------------------------------------
    Van Eck Associates        Worldwide Emerging      Aggressive Growth:    To obtain long-term capital appreciation by
        Corporation              Markets Fund        International Stock    investing in equity securities in emerging
                                                                            markets around the world. The Fund
                                                                            emphasizes primarily investment in
                                                                            countries that, compared to the world's
                                                                            major economies, exhibit relatively low
                                                                            gross national product per capita, as well
                                                                            as the potential for rapid economic growth.
-----------------------------------------------------------------------------------------------------------------------
 Frank Russell Investment     Multi-Style Equity       Growth & Income      To obtain income and capital growth by
    Management Company               Fund                                   investing principally in equity securities.
-----------------------------------------------------------------------------------------------------------------------
 Frank Russell Investment      Aggressive Equity      Aggressive Growth     To provide capital appreciation by assuming
    Management Company               Fund                                   a higher level of volatility than is
                                                                            ordinarily expected from the Multi-Style
                                                                            Equity Fund, by investing in equity
                                                                            securities.
-----------------------------------------------------------------------------------------------------------------------
 Frank Russell Investment                                  Growth:          To achieve favorable total return and
    Management Company           Non-U.S. Fund       International Stocks   additional diversification for United
                                                          and Bonds         States investors by investing primarily in
                                                                            equity and debt securities of non-United
                                                                            States companies and non-United States
                                                                            governments.
-----------------------------------------------------------------------------------------------------------------------
 Frank Russell Investment       Core Bond Fund         Growth & Income      To maximize total return through capital
    Management Company                                                      appreciation and income by assuming a level
                                                                            of volatility consistent with the broad
                                                                            fixed-income market, by investing in
                                                                            fixed-income securities.
-----------------------------------------------------------------------------------------------------------------------
  J.P. Morgan Investment        Bond Portfolio         Growth & Income      To provide a high total return consistent
     Management, Inc.                                                       with moderate risk of capital and
                                                                            maintenance of liquidity.
-----------------------------------------------------------------------------------------------------------------------
  J.P. Morgan Investment         Small Company        Aggressive Growth     To provide high total return from a
     Management, Inc.              Portfolio                                portfolio of equity securities of small
                                                                            companies. The Fund invests at least 65% of
                                                                            the value of its total assets in the common
                                                                            stock of small U.S. companies primarily
                                                                            with market capitalizations less than $1
                                                                            billion.
-----------------------------------------------------------------------------------------------------------------------
      American Century          Income & Growth                             To attain long-term growth of capital as
         Investment                   Fund              Growth & Income     well as current income. The Fund pursues a
      Management, Inc.                                                      total return and dividend yield that
                                                                            exceeds those of the S&P 500 by investing
                                                                            in stocks of companies with strong dividend
                                                                            growth potential.
-----------------------------------------------------------------------------------------------------------------------



                                      4


-----------------------------------------------------------------------------------------------------------------------
        INVESTMENT                   FUND                 INVESTMENT                        OBJECTIVE
        ----------                   ----                 ----------                        ---------
          MANAGER                    NAME                    TYPE
          -------                    ----                    ----
-----------------------------------------------------------------------------------------------------------------------
    American Century                                  Aggressive Growth:    To obtain capital growth over time by
       Investment             International Fund     International Stock    investing in common stocks of foreign
    Management, Inc.                                                        companies considered to have
                                                                            better-than-average prospects for
                                                                            appreciation. Because this Fund invests in
                                                                            foreign securities, a higher degree of
                                                                            short-term price volatility, or risk, is
                                                                            expected due to factors such as currency
                                                                            fluctuation and political instability.
-----------------------------------------------------------------------------------------------------------------------
    American Century                                                        To attain long-term capital growth, with
       Investment                 Value Fund                Growth          income as a secondary objective. The Fund
    Management, Inc.                                                        invests primarily in equity securities of
                                                                            well-established companies that are
                                                                            believed by management to be undervalued at
                                                                            the time of purchase.
-----------------------------------------------------------------------------------------------------------------------
    SEI Investments                                    Long-Term Growth     Utilizing multiple specialist sub-advisers
       Management              Large Cap Value          of Capital and      that manage in a value style, the Fund
      Corporation                    Fund                   Income          invests in large cap income-producing U.S.
                                                                            common stocks.
-----------------------------------------------------------------------------------------------------------------------
    SEI Investments            Large Cap Growth                             Utilizing multiple specialist sub-advisers
       Management                    Fund            Capital Appreciation   that manage in a growth style, the Fund
      Corporation                                                           invests in large cap U.S. common stocks.
-----------------------------------------------------------------------------------------------------------------------
    SEI Investments            Small Cap Value                              Utilizing multiple specialist sub-advisers
       Management                    Fund            Capital Appreciation   that manage in a value style, the Fund
      Corporation                                                           invests in common stocks of smaller U.S.
                                                                            companies.
-----------------------------------------------------------------------------------------------------------------------
    SEI Investments            Small Cap Growth        Long-Term Capital    Utilizing multiple specialist sub-advisers
       Management                    Fund                Appreciation       that manage in a growth style, the Fund
      Corporation                                                           invests in common stocks of smaller U.S.
                                                                            companies.
-----------------------------------------------------------------------------------------------------------------------
    SEI Investments          International Equity                           Utilizing multiple specialist sub-advisers,
       Management                    Fund            Capital Appreciation   the Fund invests in equity securities
      Corporation                                                           of foreign companies.
-----------------------------------------------------------------------------------------------------------------------
    SEI Investments            Emerging Markets                             Utilizing multiple specialist sub-advisers,
       Management                Equity Fund         Capital Appreciation   the Fund invests in equity securities of
      Corporation                                                           emerging markets companies.
-----------------------------------------------------------------------------------------------------------------------
    SEI Investments           Core Fixed Income       Current Income and    Utilizing multiple specialist sub-advisers
       Management                    Fund               Preservation of     that have fixed income investment
      Corporation                                           Capital         expertise, the Fund invests in investment
                                                                            grade U.S. fixed income securities.
-----------------------------------------------------------------------------------------------------------------------



                                      5


-----------------------------------------------------------------------------------------------------------------------
        INVESTMENT                   FUND                  INVESTMENT                       OBJECTIVE
        ----------                   ----                  ----------                       ---------
          MANAGER                    NAME                     TYPE
          -------                    ----                     ----
-----------------------------------------------------------------------------------------------------------------------
      SEI Investments           High Yield Bond           Total Return      Utilizing a specialist sub-adviser that
         Management                  Fund                                   has high yield investment expertise, the
        Corporation                                                         Fund invests in high yield, high risk
                                                                            securities.
-----------------------------------------------------------------------------------------------------------------------
      SEI Investments         International Fixed     Capital Appreciation  Utilizing a specialist sub-adviser, the
         Management               Income Fund          and Current Income   Fund invests in investment grade fixed
        Corporation                                                         income securities of foreign government
                                                                            and corporate issuers.
-----------------------------------------------------------------------------------------------------------------------
      SEI Investments          Emerging Markets                             Utilizing a specialist sub-adviser, the
         Management               Debt Fund               Total Return      Fund invests U.S. dollar denominated debt
        Corporation                                                         in securities of emerging market issuers.
-----------------------------------------------------------------------------------------------------------------------
   MetLife Advisers, LLC         Janus Mid-Cap          Long-Term Growth    The Portfolio normally invests at least 65%
                                   Portfolio               of Capital       of its total assets in common stocks of
                                                                            medium capitalization companies selected
                                                                            for their growth potential. The portfolio
                                                                            manager defines medium capitalization
                                                                            ("mid-cap") companies as those whose market
                                                                            capitalization falls within the range of
                                                                            companies included in the S&P MidCap 400
                                                                            Index at the time of the purchase.
-----------------------------------------------------------------------------------------------------------------------
   MetLife Advisers, LLC         Janus Growth           Long-Term Growth    The portfolio invests primarily in common
                                   Portfolio               of Capital       stocks selected for their growth potential.
                                                                            The portfolio may invest in companies of
                                                                            any size, from larger, well established
                                                                            companies to smaller, emerging growth
                                                                            companies. It may invest without limit in
                                                                            foreign equity and debt securities, and
                                                                            less than 35% of its net assets in
                                                                            high-yield/high-risk bonds.
-----------------------------------------------------------------------------------------------------------------------
   MetLife Advisers, LLC         T. Rowe Price          Long-Term Growth    The Portfolio normally invests at least 65%
                                Large Cap Growth        of Capital and,     of its total assets in a diversified group
                                   Portfolio              Secondarily,      of large capitalization growth companies.
                                                        Dividend Income     The portfolio managers define large
                                                                            capitalization ("large-cap") companies as
                                                                            those whose market capitalization falls
                                                                            within the range of the largest 300
                                                                            companies included in the Russell 3000
                                                                            Index at the time of the purchase.
-----------------------------------------------------------------------------------------------------------------------
   MetLife Advisers, LLC         T. Rowe Price         Long-Term Capital    The Portfolio normally invests at least 65%
                               Small Cap Growth              Growth         of its total assets in a diversified group
                                  Portfolio                                 of small capitalization companies. The
                                                                            portfolio manager defines small
                                                                            capitalization ("small cap") companies as
                                                                            those whose market capitalization falls
                                                                            within the range of companies included in
                                                                            the bottom 10% of the S&P 500 Index at the
                                                                            time of the purchase.
-----------------------------------------------------------------------------------------------------------------------



                                      6


-----------------------------------------------------------------------------------------------------------------------
        INVESTMENT                   FUND                 INVESTMENT                        OBJECTIVE
        ----------                   ----                 ----------                        ---------
          MANAGER                    NAME                    TYPE
          -------                    ----                    ----
-----------------------------------------------------------------------------------------------------------------------
   MetLife Advisers, LLC         Alger Equity               Growth          Alger invests Equity Growth's assets
                                 Growth Series                              primarily in growth stocks. Alger will
                                                                            ordinarily invest at least 65% of Equity
                                                                            Growth's total assets in equity securities
                                                                            of issues with market capitalization of $1
                                                                            billion or greater.
-----------------------------------------------------------------------------------------------------------------------
   MetLife Advisers, LLC        Harris Oakmark         Long-Term Capital    The Portfolio invests primarily in common
                                Mid Cap Series           Appreciation       stocks of U.S. Companies. It could own as
                                                                            few as 12 securities, but will generally
                                                                            have 15 to 20 securities. The fund will
                                                                            normally invest at least 65% of its assets
                                                                            in equity securities of companies within
                                                                            the range of mid-cap stocks, and may invest
                                                                            up to 25% of its assets in fixed-income
                                                                            securities, including investment grade
                                                                            securities and high-yield debt.
-----------------------------------------------------------------------------------------------------------------------
  Met Investors Advisory       PIMCO Innovation      Capital Appreciation   The Portfolio seeks to achieve its
           Corp.                  Portfolio                                 investment objective by normally
                                                                            investing at least 65% of its assets in
                                                                            common stocks of companies which utilize
                                                                            new, creative or different, or
                                                                            "innovative" technologies to gain a
                                                                            strategic competitive advantage in their
                                                                            industry, as well as companies that
                                                                            provide and service those technologies.
-----------------------------------------------------------------------------------------------------------------------


You may change the investments that you want to use for your future premiums by notifying our Home Office.

You may transfer your cash value among the various investment funds, and you may withdraw money, but there are certain rules. We don't charge you a transaction fee for the first twelve transfers or withdrawals in a policy year, but we charge a $25 fee for each transfer or withdrawal after the first twelve. (A policy year is measured beginning on the anniversary of the date that the policy was issued, and ending on the day before the next anniversary.)

We have the right to change or eliminate transfers in the future, although we don't currently intend to do so.

CHARGES AND DEDUCTIONS. There are certain costs that we charge you for issuing your policy and keeping it in force. This section describes those charges - what they are and what they cover.

SALES CHARGE. Each time you pay a premium, we deduct a portion to cover expenses of the policy. Part of this deduction covers sales charges. We guarantee that this part of the deduction will never exceed the following amounts:
* in the first policy year, 15% of the amount you pay up to the target premium and 5% of the amount you pay above the target premium. (The amount of the target premium varies by age and risk class, and is shown in your policy.)
*    in the 2nd through 10th Policy Years, 5% of the actual premium you pay;
*    in the 11th Policy Year and later, 2% of the actual premium you pay.

For policies issued in the state of Oregon we deduct an additional 2% of actual premium paid in all policy years.

TAX CHARGE. The Federal government and many states and territories impose taxes or charges on insurance premiums. We deduct from your premium payment the amount required to pay these taxes and charges. We deduct 1.3% of each premium payment to pay the Federal charge. The amount we deduct to pay the state and territory charges varies by state. It ranges from 0% to 4%, with an average of about 2.1%.

If the tax rates change, we may change the amount of the deduction to cover the new charge. (See Charges and Deductions - Premium Expense Charges.)

If we are required by law to pay taxes based on the separate account, we may charge an appropriate share to policies that invest in the separate account. (See Federal Tax Matters.)

SURRENDER CHARGE. If you surrender your policy or let it lapse during the first ten policy years, we will keep part of the cash value to help us recover the costs of selling and issuing the policy. This charge is called a Contingent Deferred Sales Charge (CDSC) or, more simply, a surrender charge.

The surrender charge is 45% of the target premium if you surrender the policy or let it lapse during the first five policy years. After that the amount of the surrender charge goes down each month. After the 10th policy year there is no charge.

There is a table in your policy that shows the amount of the target premium and the percentage of the surrender charge for each month.

If you withdraw money from your policy or if you surrender a portion of your policy, we will charge a pro-rated portion of the surrender charge.

Of course, if you don't surrender all or part of your policy, or let it lapse, or withdraw cash from it, then you will not pay a surrender charge.

If you increase the face amount of your policy, the increase will have its own surrender charge for the first 10 policy years following the increase.

(See Policy Rights - Surrender, Partial Withdrawals, and Pro-Rata Surrender; Policy Benefits - Death Benefit; and Charges and Deductions - Contingent Deferred Sales Charge.)

Under certain conditions, applied in a uniform and nondiscriminatory manner, we may reduce the surrender charge. (See Adjustment of Charges.)

ADMINISTRATIVE FEE. We charge a monthly fee to cover your policy's administrative cost. This charge is $25 each month for the first policy year, and $6 each month after the first policy year. We will deduct the charge from your cash value each month.

SELECTION AND ISSUE EXPENSE CHARGE. This charge allows us to recover part of the commissions and other costs of issuing your policy. We determine the amount of the charge based on the size of your policy and on the age, sex, and risk class of the person insured under the policy.

The charge ranges from about 4 cents per $1,000 of Face Amount to about 65 cents per $1,000. We deduct the charge from your cash value each month for the first ten policy years. If you increase the face amount of your policy, there is a new charge associated with that increase until it has been in effect for ten policy years.

COST OF INSURANCE. Because this is a life insurance policy, it has a death benefit. We charge an insurance cost each month to cover the risk that you will die and we will have to pay the death benefit.

The amount of this charge varies with the age, sex, risk class of the person insured under the policy, and the amount of the death benefit at risk - if the risk of death or the amount of the death benefit is greater, then the cost of insurance is also greater. We deduct the cost of insurance from your cash value each month.

We make another charge to cover mortality and expense risks under the Policy. We calculate this charge based on a percentage of the net assets in each division of the separate account. Rather than deducting the charge from the cash value, we apply the charge by adjusting the net rate of return in the separate account. We guarantee that the charge will not exceed the following amounts, shown on an annual percentage basis:
     Policy years 1-10               .55% of net separate
                                     account assets
     Policy years 11-20              .45% of net separate
                                     account assets
     Policy years 21+                .35% of net separate
                                     account Assets
(See Charges and Deductions - Separate Account Charges.)

We pay the operating expenses of the separate account. The investment funds pay for their own operating expenses and investment fees. For a description of these charges, see Charges and Deductions - Separate Account Charges.


The following chart shows the operating expenses of the funds as reported for the fiscal year ending December 31, 2000. For the Capital Company's S&P 500 Index Fund and Small-Cap Equity Fund, the chart shows first what the fees would have been had the current fee structure been in place for all of 2000, estimated based on the December 21, 2000 fund balances, and then shows the actual fees incurred reflecting a change in the fee structure which occurred during the year. The investment advisory fees for the Capital Company's Managed Equity Fund, Asset Allocation Fund, and Mid-Cap Equity Fund will change effective January 6, 2002. These scheduled changes are described in the footnotes following the chart.

--------------------------------------------------------------------------------------------------------------------

                                         ANNUAL FUND OPERATING EXPENSES (1)
                                        As a Percentage of Average Net Assets

--------------------------------------------------------------------------------------------------------------------
                                                                   INVESTMENT
                              FUND                                 ADVISORY /     OTHER EXPENSES        TOTAL
                                                                   MANAGEMENT
                                                                      FEE
--------------------------------------------------------------------------------------------------------------------
                                          GENERAL AMERICAN CAPITAL COMPANY
--------------------------------------------------------------------------------------------------------------------
S&P 500 Index Fund (2)                                               .095%             .05%             .145%
                                                                (.21% for 2000)                    (.26% for 2000)
--------------------------------------------------------------------------------------------------------------------
Money Market Fund                                                    .125%             .08%             .205%
--------------------------------------------------------------------------------------------------------------------
Bond Index Fund                                                      .25%              .05%             .30%
--------------------------------------------------------------------------------------------------------------------
Managed Equity Fund (3)                                              .29%              .10%             .39%
--------------------------------------------------------------------------------------------------------------------
Asset Allocation Fund (4)                                            .50%              .10%             .60%
--------------------------------------------------------------------------------------------------------------------
International Index Fund (5)                                         .48%              .30%             .78%
--------------------------------------------------------------------------------------------------------------------
Mid-Cap Equity Fund (6)                                              .56%              .10%             .66%
--------------------------------------------------------------------------------------------------------------------
Small-Cap Equity Fund (7)                                            .75%              .05%             .80%
                                                                (.39% for 2000)                    (.44% for 2000)
--------------------------------------------------------------------------------------------------------------------
                                               RUSSELL INSURANCE FUNDS
--------------------------------------------------------------------------------------------------------------------
Multi-Style Equity Fund (8)                                          .77%              .15%             .92%
--------------------------------------------------------------------------------------------------------------------
Aggressive Equity Fund (8)                                           .92%              .33%            1.25%
--------------------------------------------------------------------------------------------------------------------
Non-U.S. Fund (8)                                                    .88%              .42%            1.30%
--------------------------------------------------------------------------------------------------------------------
Core Bond Fund (8)                                                   .56%              .24%             .80%
--------------------------------------------------------------------------------------------------------------------
                                        AMERICAN CENTURY VARIABLE PORTFOLIOS
--------------------------------------------------------------------------------------------------------------------
Income & Growth Fund                                                 .70%              .00%             .70%
--------------------------------------------------------------------------------------------------------------------
International Fund (9)                                              1.23%              .00%            1.23%
--------------------------------------------------------------------------------------------------------------------
Value Fund (10)                                                     1.00%              .00%            1.00%
--------------------------------------------------------------------------------------------------------------------
                                             J.P. MORGAN SERIES TRUST II
--------------------------------------------------------------------------------------------------------------------
Bond Portfolio                                                       .30%              .45%             .75%
--------------------------------------------------------------------------------------------------------------------
Small Company Portfolio                                              .60%              .55%            1.15%
--------------------------------------------------------------------------------------------------------------------
                                      FIDELITY VARIABLE INSURANCE PRODUCTS FUND
--------------------------------------------------------------------------------------------------------------------
Equity-Income Portfolio (11)                                         .48%              .07%             .55%
--------------------------------------------------------------------------------------------------------------------
Growth Portfolio (11)                                                .57%              .07%             .64%
--------------------------------------------------------------------------------------------------------------------
Overseas Portfolio (11)                                              .72%              .15%             .87%
--------------------------------------------------------------------------------------------------------------------
High Income Portfolio                                                .58%              .10%             .68%
--------------------------------------------------------------------------------------------------------------------
                                    FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
--------------------------------------------------------------------------------------------------------------------
Asset Manager                                                        .53%              .08%             .61%
--------------------------------------------------------------------------------------------------------------------
                                    FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
--------------------------------------------------------------------------------------------------------------------
Mid Cap Portfolio (11)                                               .57%              .12%             .69%
--------------------------------------------------------------------------------------------------------------------

                                          VAN ECK WORLDWIDE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------
Worldwide Hard Assets Fund (12)                                     1.00%              .16%            1.16%
--------------------------------------------------------------------------------------------------------------------
Worldwide Emerging Markets Fund                                     1.00%              .33%            1.33%
--------------------------------------------------------------------------------------------------------------------
                                            SEI INSURANCE PRODUCTS TRUST
--------------------------------------------------------------------------------------------------------------------
Large Cap Value Fund (13)                                            .20%              .65%             .85%
--------------------------------------------------------------------------------------------------------------------
Large Cap Growth Fund (13)                                           .21%              .64%             .85%
--------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund (13)                                            .44%              .66%            1.10%
--------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund (13)                                           .45%              .65%            1.10%
--------------------------------------------------------------------------------------------------------------------
International Equity Fund (13)                                       .11%             1.17%            1.28%
--------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity Fund (13)                                    .13%             1.82%            1.95%
--------------------------------------------------------------------------------------------------------------------
Core Fixed Income Fund (13)                                          .00%              .60%             .60%
--------------------------------------------------------------------------------------------------------------------
High Yield Bond Fund (13)                                            .1775%            .6725%           .85%
--------------------------------------------------------------------------------------------------------------------



                                      9


--------------------------------------------------------------------------------------------------------------------
International Fixed Income Fund (13)                                 .20%              .80%            1.00%
--------------------------------------------------------------------------------------------------------------------
Emerging Markets Debt Fund (13)                                      .59%              .76%            1.35%
--------------------------------------------------------------------------------------------------------------------
                                           METROPOLITAN SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------
Janus Mid-Cap Portfolio (14)                                         .66%              .04%             .70%
--------------------------------------------------------------------------------------------------------------------
Janus Growth Portfolio (15)                                          .80%              .15%             .95%
--------------------------------------------------------------------------------------------------------------------
T. Rowe Price Large Cap Growth Portfolio (16)                        .64%              .14%             .78%
--------------------------------------------------------------------------------------------------------------------
T. Rowe Price Small Cap Growth Portfolio (17)                        .52%              .06%             .58%
--------------------------------------------------------------------------------------------------------------------
                                               NEW ENGLAND ZENITH FUND
--------------------------------------------------------------------------------------------------------------------
Alger Equity Growth Series                                           .75%              .05%             .80%
--------------------------------------------------------------------------------------------------------------------
Harris Oakmark Mid Cap Series (18)                                   .75%              .15%             .90%
--------------------------------------------------------------------------------------------------------------------
                                              MET INVESTORS SERIES FUND
--------------------------------------------------------------------------------------------------------------------
PIMCO Innovations (19)                                              1.05%              .05%            1.10%
--------------------------------------------------------------------------------------------------------------------

(1) The Fund expenses shown above are collected from the underlying Fund, and are not direct charges against the Separate Account assets or reductions from the Policy's Cash Value. These underlying Fund Expenses are taken into consideration in computing each Fund's net asset value, which is used to calculate the unit values in the Separate Account. The management fees and other expenses are more fully described in the prospectus of each individual Fund. The information relating to the Fund expenses was provided by the Fund and was not independently verified by General American. Except as otherwise specifically noted, the management fees and other expenses are not currently subject to fee waivers or expense reimbursements.

(2) The S&P 500 Index Fund reduced its management fee from 0.25% effective September 20, 2000. The new fee is stated as a series of annual percentages of the average daily value of the net assets of the Fund, as follows: 0.10% up to $500 million; 0.08% from $500 million to $750 million; and 0.05% above $750 million. The rate for 2000 reflects the weighted effect of that change.

(3) The investment management / advisory fees charged by the Managed equity Fund are stated as a series of annual percentages of the average daily value of the net assets of the Fund. The percentages decrease with respect to assets of the Fund above certain amounts, as follows: first $10 million, 0.40%; next $20 million, 0.30%; balance over $30 million, 0.25%. Effective January 6, 2002, the investment management / advisory fees will be: first $250 million, 0.50%; next $500 million, 0.45%; balance over $750 million, 0.35%.

(4) The investment management / advisory fees charged by the Asset Allocation Fund are 0.50% Effective January 6, 2002 the fee will be stated as a series of annual percentages of the average daily value of the net assets of the Fund. The percentages will decrease with respect to assets of the Fund above certain amounts, as follows: first $500 million, 0.55%; next $500 million, 0.45%; balance over $1 billion, 0.40%.

(5) The fees charged by the International Index Fund are stated as a series of annual percentages of the average daily value of the net assets of the Funds. The percentages decrease with respect to assets of the Fund above certain amounts, as follows: first $10 million, 0.50%; next $10 million, 0.40%; balance over $20 million, 0.30%.

(6) The investment management / advisory fees charged by the Mid-Cap equity Fund are stated as a series of annual percentages of the average daily value of the net assets of the Fund. The percentages decrease with respect to assets of the Fund above certain amounts, as follows: first $10 million, 0.55%; next $10 million, 0.45%; balance over $20 million, 0.40%. Effective January 6, 2002, the investment management / advisory fees will be: first $250 million, 0.55%; next $500 million, 0.50%; balance over $750 million, 0.45%.

(7) The Small Cap Equity Fund revised its management fee from 0.25% effective September 20, 2000. The new fee is stated as a series of annual percentages of the average daily value of the net assets of the Fund, as follows: 0.75% up to $250 million; 0.65% from $250 million to $750 million; and 0.60% above $750 million. The rate for 2000 reflects the weighted effect of that change.

(8) The Manager has voluntarily agreed to waive a portion of its management fee, up to the full amount of that fee, equal to the amount by which each Fund's total operating expenses exceed specified levels, and to reimburse the Funds for all remaining expenses after fee waivers which exceed specified percentages of average daily net assets on an annual basis. The management fee waivers and reimbursements are intended to be in effect for the coming year, but may be revised or eliminated at any time thereafter without notice to shareholders. The specified maximum


                                     10


expense levels are the totals shown in the chart above. Absent the waiver, the management fees and total expenses would have been: Multi Style Equity Fund, management fee 0.78%, total expenses 0.93% of average daily net assets; Aggressive Equity Fund, management fee 0.95%, total expenses 1.28% of average daily net assets; Non-U.S. Fund, management fee 0.95%, total expenses 1.37% of average daily net assets; Core Bond Fund, management fee 0.60%, total expenses 0.84% of average daily net assets.

(9) The fee for the International Fund is computed daily and paid monthly based on the fund's average daily closing net assets during the previous month. The annualized fee schedule is: 1.50% on the first $250 million; 1.20% on the next $250 million; and 1.10% on balances above $500 million.

(10) The fee for the Value Fund is computed daily and paid monthly based on the fund's average daily closing net assets during the previous month. The annualized fee schedule is: 1.00% on the first $500 million; 0.95% on the next $500 million; and 0.90% on balances above $1 billion.

(11) FMR or the Funds have entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses. Absent these arrangements, the total expenses would have been 0.56% for the Equity-Income Portfolio, 0.65% for the Growth Portfolio, 0.89% for the Overseas Portfolio, and 0.74% for the Mid Cap Portfolio.

(12) The management fee for the Worldwide Hard Assets Fund is based on an annual rate of 1% of the first $500 million of average daily net assets, 0.90% on the next $250 million, and 0.70% of the excess over $750 million.

(13) The SEI VP Funds' Adviser has voluntarily waived a portion of its fee in order to keep total operating expenses at a specified level. The Adviser may discontinue all or part of its waiver at any time. Absent the fee waiver, the Funds' total operating expenses would have been: Large Cap Value Fund, 1.35%; Large Cap Growth Fund, 1.39%; Small Cap Value Fund, 1.66%; Small Cap Growth Fund, 1.65%; International Equity Fund, 2.13%; Emerging Markets Equity Fund, 3.52%; Core Fixed Income Fund, 1.19%; High Yield Bond Fund, 1.51%; International Fixed Income Fund, 1.70%; Emerging Markets Debt Fund, 2.26%.

(14) The investment management fees of the Janus Mid-Cap Portfolio are expressed as a percentage of the fund's average net assets. The annualized fees are 0.75% of the first $100 million; 0.70% of the next $400 million; and 0.65% on balances above $500 million.

(15) The fund will begin operation on May 1, 2001. The fees charged by the Janus Growth Portfolio are stated as a series of annual percentages of the average daily value of the net assets of the Funds. The percentages decrease with respect to assets of the Fund above certain amounts, as follows: first $500 million, 0.80%; next $500 million, 0.75%; balance over $1 billion, 0.70%. Because the fund has not yet begun operation, the other expenses are estimated based on assumptions relating to administrative costs, and reflect the effect of agreements by the fund to reimburse expenses above certain levels. Absent this reimbursement agreement, projected total expenses would be estimated to be 1.09%.

(16) The investment management fees of the T. Rowe Price Large Cap Growth Portfolio are expressed as a percentage of the fund's average net assets. The annualized fees are 0.70% of the first $50 million, and 0.60% on balances above $50 million.

(17) The investment management fees of the T. Rowe Price Small Cap Growth Portfolio are expressed as a percentage of the fund's average net assets. The annualized fees are 0.55% of the first $100 million; 0.50% of the next $300 million; and 0.45% on balances above $400 million.

(18) The Fund has entered into a voluntary expense agreement to waive a portion of its management fees when total expenses exceed certain levels. Absent that agreement, total fund expenses would have been 0.96%.

(19) The fund will begin operation on May 1, 2001. Because the fund has not yet begun operation, the other expenses are estimated based on assumptions relating to administrative costs, and reflect the effect of agreements by the fund to reimburse expenses above certain levels. Absent this reimbursement agreement, projected total expenses would be estimated to be 1.46%.


PREMIUMS. Within limits, you decide how much money you want to put into the policy. There is a minimum premium that you have to pay to put the policy in force. That amount is 1/12 of the "minimum initial annual premium amount" shown on the specifications page of your policy.

After the policy is in force, you may pay any amount you want as long as the cash value is always enough to cover the surrender charge and the current month's expenses. If you continue to pay at least 1/12 of the minimum initial annual premium each month (or to prepay it), and if you don't withdraw or borrow cash from the policy, we guarantee that the policy will not lapse during the first five policy years, even if the cash value is not enough to cover the charges.

If you have borrowed or withdrawn money from your cash value, you can still keep your no-lapse guarantee in force for the first five years. Here is how it works. Each month, we look at the total amount of premium that you have paid into the policy since it was issued. We then subtract the amount of money that you have withdrawn or borrowed. If the amount left is at least equal to 1/12 of the annual minimum premium, multiplied by the number of months the policy has been in force, then your no-lapse guarantee still applies. If not, then we will notify you that you have 62 days to make enough of a premium payment to restore the no-lapse guarantee. If you do not make the payment, your policy could lapse, or end with no value.

If you have converted a General American term insurance policy to this policy, and if the term policy includes conversion credits, you may apply those credits to reduce your first-year minimum premium.

You can set up a schedule of payments, and we will send you reminders, but you are not required to make the payments as long as the cash value covers the surrender charge and the current month's expenses. (See Payment and Allocation of Premiums.)

DEATH BENEFIT. If the person insured under the policy dies while the policy is in force, we will pay a death benefit to the beneficiary. You can select one of three death benefits at the time the policy is issued:
* Option A: The death benefit is the greater of the face amount of the policy or an "applicable percentage" of the cash value.
* Option B: The death benefit is the greater of the face amount of the policy plus the cash value, or an "applicable percentage" of the cash value.
* Option C: The death benefit is the greater of the face amount of the policy, or the cash value multiplied by an attained age factor.

As long as the policy remains in force and the person insured is less than 100 years old, the minimum death benefit under any death benefit option will be at least the current face amount.

We will increase the death benefit by any dividends earned prior to the death of the person insured, and by the cost of insurance from the date of death to the end of the month, and will reduce it by any outstanding loans and interest. We will pay the death benefit according to the settlement options available at the time of death. (See Policy Benefits - Death Benefit.)

The minimum face amount at issue is generally $50,000 under our current rules. Subject to certain restrictions, you may change the face amount and the death benefit option. In certain cases we may require evidence that the person insured under the policy is still insurable. (See Change in Death Benefit Option, and Change In Face Amount.)

You may include additional insurance benefits with your policy. These are described under General Matters - Additional Insurance Benefits. If you elect any additional benefits, we will deduct the charges for those benefits from your Cash Value.

CASH VALUE. Your Policy has a cash value that is the total amount credited to you in the separate account, the loan account, and the general account. The cash value increases by the amount of net premium payments, and decreases by partial withdrawals and expense charges for the policy. It may either increase or decrease based on the investment experience of the separate account divisions that you have selected. (See Policy Benefits - Cash Value.)

There is no minimum guaranteed cash value.

POLICY LOANS. You may borrow against the cash value of your policy. The loan value is the maximum amount that you may borrow. The loan value is:
         the cash value on the date we receive the loan request;
     plus interest on the loan balance to the next anniversary date, calculated at the guaranteed general account interest rate;
     minus interest on the new loan to the next policy anniversary;
     minus any loans and interest already outstanding;
     minus any surrender charges;
     minus monthly deductions to the next policy anniversary.

When you borrow against the policy, we will take the money from the general account and the divisions of the separate account in proportion to your balances in each account.

Loan interest is due at each policy anniversary. If you don't pay the loan interest, we will add it to the amount of the loan.

You may repay all or part of the loan at any time. When you make a loan payment, we will put the money back into the general account or the divisions of the separate account in the same percentages used them to make the loan.

When we pay out the proceeds of your policy, either as a death benefit or as a policy surrender, we will deduct any outstanding loans and interest from the amount we pay. (See Policy Rights - Loans.)

Loans taken from or secured by a policy may have Federal income tax consequences. (See Federal Tax Matters.)

SURRENDER, PARTIAL WITHDRAWALS, AND PRO-RATA SURRENDER. You may surrender the policy at any time while it is in force. We will pay you the cash surrender value, plus dividends (if any) earned prior to the surrender.

After the first year you may request a partial withdrawal of your cash surrender value. Normally, withdrawing a portion of your cash surrender value will reduce your death benefit by the amount of the withdrawal. However, if you have included the Anniversary Partial Withdrawal Rider on your policy, you may withdraw a portion of your cash surrender value without reducing the death benefit. Under this rider, there are limits on how much you can withdraw, and the withdrawal must be at the policy anniversary. You can find more information about the rider under General Matters - Additional Insurance Benefits.

You may also request a pro-rata surrender of the policy, which allows you to surrender part of the policy and keep the rest in force. You can find more information under Policy Rights - Surrender, Partial Withdrawals, and Pro-Rata Surrender.

A surrender, partial withdrawal, or Pro-Rata Surrender may have Federal income tax consequences. We suggest that you discuss your situation with a competent tax adviser before taking one of these steps. (See Federal Tax Matters.)

ILLUSTRATIONS OF DEATH BENEFITS AND CASH SURRENDER VALUES. The death benefit and cash surrender value of your policy will depend on how well your investments perform. In Appendix A we have illustrated some sample policies. Depending on the rate of return, the values may increase or decrease. In order to help you to understand the cost of the policy, we also show how your premium would grow if you simply invested it at 5% interest, compounded annually.

If you surrender your policy in the first few years, the cash surrender value that you receive may be low compared to what you would have accumulated by investing the premiums at interest. In this case, the insurance protection that you received while the policy was in force will have been expensive.

We will provide you with an illustration showing projected future cash values if you request it in writing. We may charge a fee of up to $25 for preparing the illustration.

TAX CONSEQUENCES OF THE POLICY. If your policy was issued in a standard premium class, then we believe that it qualifies as a life insurance contract for Federal income tax purposes. Similarly, if your policy was issued on a guaranteed issue or simplified issue basis, we believe that it will qualify as a life insurance contract. However, if the policy was issued on a substandard basis, it is not clear whether it will qualify as a life insurance contract for tax purposes. The IRS has provided very limited guidance in this area.

Assuming that the policy does qualify as a life insurance contract for Federal income tax purposes, then we believe that the cash value should be subject to the same tax treatment as the cash value of a conventional fixed-benefit contract. This means that growth in the cash value will not be taxed until you receive a distribution.

There are some actions that may trigger a tax. If you transfer ownership to someone else, or if you surrender the policy or withdraw cash from it, you may have to pay a tax. Similarly, if you let the policy lapse while there is an outstanding loan, or if you exchange the policy for another policy, you may owe a tax. (See Federal Tax Matters.)


If you pay too much in premium, your policy may become a "modified endowment contract." If that happens, then some pre-death distributions of cash will be taxable income. If there is more cash value in the policy than what you actually paid in premiums, you will be taxed on the excess in the year in which you receive a distribution. You may withdraw the amount that you paid into the policy without being taxed, but only after you have received the excess as taxable income. In addition, any taxable distribution that you receive before age 59 1/2 will generally be subject to an additional 10% tax.


On the other hand, if the policy is not a modified endowment contract, then distributions are normally treated first as a return of your "cost basis," or investment in the contract. In this case, you may withdraw up to the amount of the premiums you paid with no tax consequences. After that, any additional distributions are treated as taxable income. In addition, loans from the policy are not treated as distributions, so they are not considered taxable income. Finally, if you policy is not a modified endowment contract, neither distributions or loans are subject to the 10% additional tax (See Federal Tax Matters.)

Please note that General American is neither a law firm nor a tax adviser, so we cannot give you legal or tax advice. If you have specific legal or tax questions, we suggest that you consult a qualified professional in these fields.

DIVIDENDS. We do not expect to pay dividends on this Policy.  (See Dividends.)

                                    * * *

This Prospectus describes only those aspects of the Policy that relate to the Separate Account, except where General Account matters are specifically mentioned. For a brief summary of the aspects of the Policy relating to the General Account, see The General Account.

                                 DEFINITIONS

ATTAINED AGE - The Issue Age of the Insured plus the number of completed Policy Years.

BENEFICIARY - The person(s) named in the application or by later designation to receive Policy proceeds in the event of the Insured's death. A
Beneficiary may be changed as set forth in the Policy and this Prospectus.

CASH VALUE - The total amount that a Policy provides for investment at any time. It is equal to the total of the amounts credited to the Owner in the Separate Account and the General Account, including the Loan Account.

CASH SURRENDER VALUE - The Cash Value of a Policy on the date of surrender, less any Indebtedness, and less any surrender charges.


DIVISION - A subaccount of the Separate Account. Each Division invests exclusively in the shares of a corresponding Fund of either General American Capital Company, Russell Insurance Funds, American Century Variable Portfolios, J.P. Morgan Series Trust II, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, SEI Insurance Products Trust, Metropolitan Series Fund, Inc. New England Zenith Fund, Met Investors Series Fund, or Van Eck Worldwide Insurance Trust.


EFFECTIVE DATE - The date as of which insurance coverage begins under a policy.

FACE AMOUNT - The minimum death benefit under the Policy so long as the Policy remains in force.

FUND - A separate investment portfolio of a registered open-end investment company. Although sometimes referred to elsewhere as "portfolios," they are referred to in this prospectus as "Funds," except where "Portfolio" is part of their name.

GENERAL ACCOUNT - The assets of the Company other than those allocated to the Separate Account or any other separate account. The Loan Account is part of the General Account.

HOME OFFICE - The service office of General American Life Insurance Company, the mailing address of which is P.O. Box 14490, St. Louis, Missouri 63178.

INDEBTEDNESS - The sum of all unpaid Policy Loans and accrued interest on loans.

INSURED - The person whose life is insured under the Policy.

INVESTMENT START DATE - The date the initial premium is applied to the General Account and/or the Divisions of the Separate Account. This date is the later of the Issue Date or the date the initial premium is received at General American's Home Office.

ISSUE AGE - The Insured's age at his or her nearest birthday as of the date the Policy is issued.

ISSUE DATE - The date from which Policy Anniversaries, Policy Years, and Policy Months are measured.

LOAN ACCOUNT - The account of the Company to which amounts securing Policy Loans are allocated. The Loan Account is part of General American's General Account.

LOAN SUBACCOUNT - A Loan Subaccount exists for the General Account and for each Division of the Separate Account. Any Cash Value transferred to the Loan Account will be allocated to the appropriate Loan Subaccount to reflect the origin of the Cash Value. At any point in time, the Loan Account will equal the sum of all the Loan Subaccounts.

MONTHLY ANNIVERSARY - The same date in each succeeding month as the Issue Date except that whenever the Monthly Anniversary falls on a date other than a Valuation Date, the Monthly Anniversary will be deemed the next Valuation Date. If any Monthly Anniversary would be the 29th, 30th, or 31st day of a month that does not have that number of days, then the Monthly Anniversary will be the last day of that month.

NET PREMIUM - The premium less the premium expense charges (consisting of the sales charge and the premium tax charge).

OWNER - The Owner of a Policy, as designated in the application or as subsequently changed.

POLICY - The flexible premium variable life insurance Policy offered by the Company and described in this Prospectus.

POLICY ANNIVERSARY - The same date each year as the Issue Date.

POLICY MONTH - A month beginning on the Monthly Anniversary.

POLICY YEAR - A period beginning on a Policy Anniversary and ending on the day immediately preceding the next Policy Anniversary.

PORTFOLIO - see Fund.

PRO-RATA SURRENDER - A requested reduction of both the Face Amount and the Cash Value by a given percentage.

SEC - The United States Securities and Exchange Commission.

SEPARATE ACCOUNT - General American Separate Account Eleven, a separate investment account established by the Company to receive and invest the Net Premiums paid under the Policy, and certain other variable life policies, and allocated by the Owner to provide variable benefits.

TARGET PREMIUM - A premium calculated when a Policy is issued, based on the Insured's age, sex (except in unisex policies) and risk class. The target premium is used to calculate the first year's premium expense charge, the contingent deferred sales charge, and agent compensation under the Policy. (See Charges and Deductions.)


VALUATION DATE - Each day that the New York Stock Exchange is open for trading and the Company is open for business.


VALUATION PERIOD - The period between two successive Valuation Dates, commencing at 4:00 p.m. (Eastern Standard Time) on a Valuation Date and ending 4:00 p.m. on the next succeeding Valuation Date.

                    THE COMPANY AND THE SEPARATE ACCOUNT

                                 THE COMPANY

General American Life Insurance Company ("General American" or "the Company") was originally incorporated as a stock company in 1933. In 1936, General American initiated a program to convert to a mutual life insurance company. In 1997, General American's policyholders approved a reorganization of the Company into a mutual holding company structure under which General American became a stock company wholly owned by GenAmerica Corporation, an intermediate stock holding company.


On January 6, 2000 The Metropolitan Life Insurance Company of New York ("MetLife") acquired GenAmerica Corporation, which became GenAmerica Financial Corporation. As a result of that transaction, General American became an indirect, wholly-owned subsidiary of MetLife.

Headquartered in New York City since 1868, MetLife is a leading provider of insurance and financial services to a broad spectrum of individual and group customers. The company, with approximately $302.2 billion worth of assets under management as of December 31, 2000, provides individual insurance and investment products to approximately 9 million households in the United States. MetLife also serves over 33 million people by providing group insurance and investment products to corporations and other institutions.

General American is principally engaged in writing individual life insurance policies and annuity contracts. As of December 31, 2000, it had consolidated assets of approximately $25 billion. It is admitted to do business in 49 states, the District of Columbia, Puerto Rico, and in ten Canadian provinces. The principal offices of General American are located at 700 Market Street, St. Louis, Missouri 63101. The mailing address of General American's service center ("the Home Office") is P.O. Box 14490, St. Louis, Missouri 63178.


                            THE SEPARATE ACCOUNT

General American Life Insurance Company Separate Account Eleven ("the Separate Account") was established by General American as a separate investment account on January 24, 1985 under Missouri law. The Separate Account will receive and invest the Net Premiums paid under this Policy and allocated to it. In addition, the Separate Account currently receives and invests Net Premiums for other classes of flexible premium variable life insurance policies and might do so for additional classes in the future.

The Separate Account has been registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("the 1940 Act") and meets the definition of a "separate account" under Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account or General American by the SEC.

The Separate Account is divided into Divisions. Divisions invest in corresponding Funds from various open-end, diversified management investment companies. Income and both realized and unrealized gains or losses from the assets of each Division of the Separate Account are credited to or charged against that Division without regard to income, gains, or losses from any other Division of the Separate Account or arising out of any other business General American may conduct.

Although the assets of the Separate Account are the property of General American, the assets in the Separate Account equal to the reserves and other liabilities of the Separate Account are not chargeable with liabilities arising out of any other business which General American may conduct. The assets of the Separate Account are available to cover the general liabilities of General American only to the extent that the Separate Account's assets exceed its liabilities arising under the Policies. From time to time, the Company may transfer to its General Account any assets of the Separate Account that exceed the reserves and the Policy liabilities of the Separate Account (which will always be at least equal to the aggregate Policy value allocated to the Separate Account under the Policies). Before making any such transfers, General American will consider any possible adverse impact the transfer may have on the Separate Account.

                      GENERAL AMERICAN CAPITAL COMPANY

General American Capital Company ("the Capital Company") is an open-end, diversified management investment company which was incorporated in Maryland on November 15, 1985, and commenced operations on October 1, 1987. Only the Funds described in this section of the Prospectus are currently available as investment choices for this Policy even though additional Funds may be described in the prospectus for the Capital Company. Shares of Capital Company are currently offered to separate accounts established by General American Life Insurance Company and affiliates. The Capital Company's investment adviser is Conning Asset Management Company ("the Advisor"), an indirect, majority-owned subsidiary of General American. The adviser selects investments for the Funds.


The Capital Company's Asset Allocation Fund, Managed Equity Fund, Mid-Cap Equity Fund, and Small Cap Equity Fund are subadvised by State Street Research & Management. State Street is responsible for the day-to-day portfolio management of these funds.


The investment objectives and policies of each Fund are summarized below:


     S&P 500 INDEX FUND: The investment objective of this Fund is to provide investment results that parallel the price and yield performance of publicly-traded common stocks in the aggregate. The Fund uses the Standard & Poor's Composite Index of 500 Stocks ("the S&P Index") as its standard for performance comparison. The Fund attempts to duplicate the performance of the S&P Index and includes dividend income as a component of the Fund's total return. The Fund is not managed by Standard & Poor's.


     THE MONEY MARKET FUND: The investment objective of the Money Market Fund is to obtain the highest level of current income which is consistent with the preservation of capital and maintenance of liquidity. The Fund invests primarily in high-quality, short-term money market instruments. An investment in the Money Market Fund is neither insured nor guaranteed by the U. S. Government.

     BOND INDEX FUND: The investment objective of this Fund is to provide a rate of return that reflects the performance of the publicly-traded bond market as a whole. The Fund uses the Lehman Brothers Government/ Corporate Bond Index as its standard for performance comparison.

     MANAGED EQUITY FUND: The investment objective of this Fund is long-term growth of capital, obtained by investing primarily in common stocks. Securing moderate current income is a secondary objective.

     ASSET ALLOCATION FUND: The investment objective of this Fund is a high rate of long-term total return composed of capital growth and income payments. Preservation of capital is the secondary objective and chief limit on investment risk. The Fund will invest only in those types of securities that the other Capital Company Funds may invest in. The Asset Allocation Fund invests in a combination of common stocks, bonds, or money market instruments in accordance with guidelines established from time to time by Capital Company's Board of Directors.

     INTERNATIONAL INDEX FUND: The investment objective of this Fund is to obtain investment results that parallel the price and yield performance of publicly-traded common stocks in the Morgan Stanley Capital International ("MSCI") Europe, Australia and Far East Index ("EAFE").

     MID-CAP EQUITY FUND: The investment objective of this Fund is capital appreciation. It pursues this objective by investing primarily in common stocks of United States-based, publicly traded companies with medium market capitalizations falling within the capitalization range of the S&P Mid-Cap 400 at the time of the Fund's investment.


     SMALL-CAP EQUITY FUND: The Small-Cap Equity Fund has changed from a passively managed to an actively managed fund. The fund's investment objective is to provide investors long-term growth of capital. The fund will invest primarily in small company value stocks.


                           RUSSELL INSURANCE FUNDS

Russell Insurance Funds ("RIF") is organized as a Massachusetts business trust under a Master Trust Agreement dated July 11, 1996. RIF is authorized to issue an unlimited number of shares evidencing beneficial interests in different investment Funds, which interests may be offered in one or more classes. RIF is a diversified open end management investment company, commonly known as a "mutual fund." Frank Russell Company, which is a consultant to RIF, has been primarily engaged since 1969 in providing asset management consulting services to large corporate employee benefit funds. Major components of its consulting services are: (i) quantitative and qualitative research and evaluation aimed at identifying the most appropriate investment management firms to invest large pools of assets in accord with specific investment objectives and styles; and (ii) the development of strategies for investing assets using "multi-style, multi-manager diversification." This is a method for investing large pools of assets by dividing the assets into segments to be invested using different investment styles, and selecting money managers for each segment based upon their expertise in that style of investment. General management of RIF is provided by Frank Russell Investment Management Company, a wholly-owned subsidiary of Frank Russell Company, which furnishes officers and staff required to manage and administer RIF on a day-to-day basis.

The investment objectives and policies of each Fund are summarized below:

     MULTI-STYLE EQUITY FUND: The investment objective of this Fund is to provide income and capital growth by investing principally in equity securities.

     AGGRESSIVE EQUITY FUND: This Fund seeks to provide capital appreciation by assuming a higher level of volatility than is ordinarily expected from the Multi-Style Equity Fund while still investing in equity securities.

     NON-U.S. FUND: This Fund's objective is to provide favorable total return and additional diversification for U.S. investors by investing primarily in equity and fixed-income securities of non-U.S. companies, and securities issued by non-U.S. governments.

     CORE BOND FUND: This Fund's objective is to maximize total return, through capital appreciation and income, by assuming a level of volatility consistent with the broad fixed-income market. The Fund invests in fixed-income securities.

                    AMERICAN CENTURY VARIABLE PORTFOLIOS

American Century Variable Portfolios, Inc., a part of American Century Investments, was organized as a Maryland corporation on June 4, 1987. It is a diversified, open-end management investment company. Its business and affairs are managed by its officers under the Direction of its Board of Directors. American Century Investment Management, Inc. serves as the investment manager of the fund.

The investment objective and policies of the Funds are summarized below:

     INCOME & GROWTH FUND: The investment objective of this Fund is to attain long-term growth of capital as well as current income. The Fund pursues a total return and dividend yield that exceed those of the S&P 500 by investing in stocks of companies with strong dividend growth potential. Dividends are paid monthly.

     INTERNATIONAL FUND: This Fund seeks capital growth over time by investing in common stocks of foreign companies considered to have better-than-average prospects for appreciation. Because the Fund invests in foreign securities, a higher degree of short-term price volatility, or risk, is expected due to factors such as currency fluctuation and political instability.

     VALUE FUND: This Fund is a core equity fund that seeks long-term capital growth. Income is a secondary objective. To pursue its objectives, the fund invests primarily in equity securities of well-established companies that are believed by management to be undervalued at the time of purchase. Please note that this is an equity investment and, by nature, may fluctuate in value.

                         J.P. MORGAN SERIES TRUST II

J.P. Morgan Series Trust II is an open-end diversified management investment company organized as a Delaware Business Trust. The Trust's investment adviser is J.P. Morgan Investment Management, Inc., a registered investment adviser and a wholly owned subsidiary of J.P. Morgan & Co., Incorporated, a bank holding company organized under the laws of Delaware.

The investment objective and policies of the Funds are summarized below:

     BOND PORTFOLIO: This Fund seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity. The Fund is designed for investors who seek a total return over time that is higher than that generally available from a portfolio of short-term obligations while acknowledging the greater price fluctuation of longer-term instruments.

     SMALL COMPANY PORTFOLIO: The investment objective of this Fund is to provide high total return from a portfolio of equity securities of small companies. The Fund invests at least 65% of the value of its total assets in the common stock of small U.S. Companies primarily with market capitalizations less than $1 billion. The Fund is designed for investors who are willing to assume the somewhat higher risk of investing in small companies in order to seek a higher return over time than might be expected from a portfolio of stocks of large companies.

                  FIDELITY VARIABLE INSURANCE PRODUCTS FUND

Fidelity Variable Insurance Products Fund ("VIP") is an open-end, diversified management investment company organized as a Massachusetts business trust on November 13, 1981. Only the Funds described in this section of the Prospectus are currently available as investment choices for this Policy even though additional Funds may be described in the prospectus for VIP. VIP shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. Fidelity Management & Research Company ("FMR") of Boston, Massachusetts is the Funds' Manager.

The investment objectives and policies of each Fund are summarized below:

     EQUITY-INCOME PORTFOLIO: The investment objective of this Fund is income, obtained by investing primarily in income-producing equity securities. In choosing these securities, FMR will also consider the potential for capital appreciation. The Fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Composite Index of 500 Stocks.

     GROWTH PORTFOLIO: The investment objective of this Fund is capital appreciation. The Fund normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be obtained from other types of securities, including bonds and preferred stocks.

     OVERSEAS PORTFOLIO: The investment objective of this Fund is long-term growth of capital. The Fund invests primarily in foreign securities. The Overseas Portfolio provides a means for investors to diversify their own portfolios by participation in companies and economies outside of the United States.

     HIGH INCOME PORTFOLIO: The investment objective of this Fund is a high level of current income. The Fund seeks to fulfill the objective by investing primarily in high-yielding, lower-rated, fixed-income securities, while also considering growth of capital. Lower-rated securities, commonly referred to as "junk bonds," involve greater risk of default or price change than securities assigned a higher quality rating.

                FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

Fidelity Variable Insurance Products Fund II ("VIP II") is an open-end, diversified management investment company organized as a Massachusetts business trust on March 21, 1988. Only the Fund described in this section of the Prospectus is currently available as an investment choice for this Policy even though additional Funds may be described in the prospectus for VIP II. VIP II shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. FMR is the Fund's manager.

The investment objective and policies of the Funds are summarized below:

     ASSET MANAGER: The investment objective of this Fund is to seek a high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds, and short-term fixed income instruments.

                FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

Fidelity Variable Insurance Products Fund III ("VIP III") is an open-end, diversified management investment company organized as a Massachusetts business trust. Only the Fund described in this section of the Prospectus is currently available as an investment choice for this Policy even though additional Funds may be described in the prospectus for VIP III. VIP III shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. FMR is the Fund's manager.

The investment objective and policies of the Fund are summarized below:

     MID CAP EQUITY FUND: This Fund seeks long-term capital growth by investing primarily in common stocks, with at least 65% of total assets in securities of companies with medium market capitalizations, similar to those in the S&P MidCap 400. The fund may potentially invest in domestic and foreign companies with smaller or larger market capitalizations, investing in either "growth" or "value" stocks or both. The fund selects investments by using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions

                      VAN ECK WORLDWIDE INSURANCE TRUST

Van Eck Worldwide Insurance Trust ("Van Eck") is an open-end management investment company organized as a Massachusetts business trust on January 7, 1987. Only the Funds described in this section of the Prospectus is currently available as an investment choice for this Policy even though additional Funds may be described in the prospectus for Van Eck. Shares of Van Eck are offered only to separate accounts of various insurance companies to support benefits of variable insurance and annuity policies. The assets of Van Eck are managed by Van Eck Associates Corporation of New York, New York.

The investment objectives and policies of the Fund are summarized below:

     WORLDWIDE HARD ASSETS FUND: The investment objective of the Fund is to seek long-term capital appreciation by investing in equity and debt securities of companies engaged in the exploration, development, production, and distribution of one or more of the following: (i) precious metals, (ii) ferrous and non-ferrous metals, (iii) oil and gas, (iv) forest products, (v) real estate, and (vi) other basic non-agricultural commodities (together, "Hard Assets"). Current income is not an objective.

     WORLDWIDE EMERGING MARKETS FUND: The investment objective of this Fund is to obtain long-term capital appreciation by investing in equity securities in emerging markets around the world. The Fund emphasizes primarily investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

                        SEI INSURANCE PRODUCTS TRUST

SEI Investments is a publicly-traded, diversified financial services firm dedicated to helping investors more effectively manage their financial assets. SEI Investments was incorporated in Pennsylvania in 1968 under the original name of Simulated Environments, Inc. SEI Investments Management Corporation (SIMC), SEI Investments Distribution Company (SIDCO), and SEI Trust Company are the principal wholly-owned subsidiaries of SEI Investments. SIMC is an investment advisor registered with the Securities and Exchange Commission (SEC) under the Investment Advisers Act of 1940. SIDCO is a broker-dealer registered with the SEC under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc.

SEI Insurance Products Trust is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies and are designed exclusively as funding vehicles for variable life insurance and variable annuity contracts. SEI Investments Management Corporation is the Investment Adviser to SEI Insurance Products Trust.

The investment objectives and policies of the Funds are summarized below.

     LARGE CAP VALUE FUND: This Fund invests primarily in common stocks of U.S. Companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying on Sub-Advisers to manage the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portions of the Funds' assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity. The Fund's portfolio is diversified as to issuers and industries.

     LARGE CAP GROWTH FUND: This Fund invests primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying on Sub-Advisers to manage the Fund's portfolio under the general supervision of

     SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises. The Fund's portfolio is diversified as to issuers and industries.

     SMALL CAP VALUE FUND: This Fund invests primarily in common stocks of U.S. Companies with market capitalizations of less than $2 billion. The Fund uses a multi-manager approach, relying on Sub-Advisers to manage the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portions of the Funds' assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity. The Fund's portfolio is diversified as to issuers and industries.

     SMALL CAP GROWTH FUND: This Fund invests primarily in common stocks of U.S. companies with market capitalizations of less than $2 billion. The Fund uses a multi-manager approach, relying on Sub-Advisers to manage the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises. The Fund's portfolio is diversified as to issuers and industries.

     INTERNATIONAL EQUITY FUND: This Fund invests primarily in common stocks and other equity securities of foreign companies. The Fund uses a multi-manager approach, relying on Sub-Advisers to manage the Fund's portfolio under the general supervision of SIMC. The Fund's portfolio is diversified as to issuers, markets capitalization, industry and country. The Fund primarily invests in companies located in developed countries, but may also invest in companies located in emerging markets.

     EMERGING MARKETS EQUITY FUND: This Fund invests primarily in common stocks and other equity securities of foreign companies located in emerging markets countries. The fund uses a multi-manager approach, relying on Sub-Advisers to manage the Fund's portfolio under the general supervision of SIMC. The Fund is diversified as to issuers, market capitalization, industry and country.

     CORE FIXED INCOME FUND: This Fund invests primarily in investment grade U.S. corporate and government fixed income securities, including mortgage-backed securities. The Fund uses a multi-manager approach, relying on Sub-Advisers to manage the Fund's portfolio under the general supervision of SIMC. Sub-Advisers are selected for their expertise in managing various kinds of fixed income securities, and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings and other factors in accordance with its particular discipline. While each Sub-Adviser chooses securities of different types and maturities, the Fund in the aggregate generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market.

     HIGH YIELD BOND FUND: This Fund invests primarily in fixed income securities rated below investment grade ("junk bonds"), including corporate bonds and debentures, convertible and preferred securities, and zero coupon obligations. The Sub-Adviser chooses securities that offer a high current yield as well as total return potential. The Fund's securities are diversified as to issuers and industries. The Fund's average weighted maturity may vary, and will generally not exceed ten years. There is no limit on the maturity or on the credit quality of any security.

     INTERNATIONAL FIXED INCOME FUND: This Fund invests primarily in foreign government, corporate, and mortgage-backed securities. In selecting investments for the Fund, the Sub-Adviser chooses investment grade securities issued by corporations and governments located in various developed foreign countries, looking for opportunities for capital appreciation and gain, as well as current income. There are no restrictions on the Fund's average portfolio maturity or on the maturity of any specific security.

     EMERGING MARKETS DEBT FUND: This Fund invests primarily in U.S. dollar denominated debt securities of government, government-related and corporate issuers in emerging markets countries, as well as entities organized to restructure the outstanding debt of such issuers. The Sub-Advisor will spread the Fund's holdings across a number of countries and industries to limit its exposure to a single emerging market economy. There are no restrictions on the Fund's average portfolio maturity, or on the maturity of any specific security. There is no minimum rating standard for the Fund's securities, and the Fund's securities will generally be in the lower or lowest rating categories.

                          METROPOLITAN SERIES FUND

The Metropolitan Series Fund, Inc. is a "series" type of mutual fund, which is registered as an open-end management investment company under the 1940 Act. The fund is divided into Portfolios, each of which represents a different class of stock in which a corresponding investment division of Separate Account UL invests. Separate Account UL was established under New York law on December 13, 1988. It is registered as a unit investment trust under the Investment Company Act of 1940.


MetLife Advisers, LLC serves as the investment adviser to the Metropolitan Series Fund. MetLife Advisers oversees and recommends the hiring or replacement of its subadvisers and is ultimately responsible for the investment performance of these Funds.


The investment objectives and policies of the Funds available under your Policy are summarized below:

     JANUS MID CAP PORTFOLIO: The Portfolio seeks long-term growth of capital. It normally invests at least 65% of its total assets in common stocks of medium capitalization companies selected for their growth potential. The portfolio manager defines medium capitalization ("mid-cap") companies as those whose market capitalization falls within the range of companies included in the S&P MidCap 400 Index at the time of the purchase. The Portfolio is non-diversified, so that it can own larger positions in a smaller number of issuers. This means that appreciation or depreciation of a single investment can have a greater impact on the Portfolio's share price. The portfolio manager generally takes a "bottom up" approach to building the Portfolio by identifying the companies with earnings growth potential that may not be recognized by the market at large, without regard to any industry sector or other similar selection procedure.


     JANUS GROWTH PORTFOLIO: The Portfolio seeks long-term growth of capital. It invests primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. It may invest without limit in foreign equity and debt securities and less than 35% of its net assets in high-yield/high-risk bonds. The portfolio manager applies a "bottom up" approach in choosing investments. In other words, he looks for companies with earnings growth potential one at a time. If the portfolio manager is unable to find such investments, a significant portion of the Portfolio's assets may be in cash or similar investments.


     T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO: This Portfolio seeks long-term growth of capital, with dividend income as a secondary goal. It normally invests at least 65% of its total assets in a diversified group of large capitalization growth companies. The portfolio managers define large capitalization ("large-cap") companies as those whose market capitalization falls within the range of the largest 300 companies included in the Russell 3000 Index at the time of the purchase. The Portfolio generally looks for companies with above-average growth in earnings and cash flow; the ability to sustain earnings momentum even during economic slowdowns by operating in industries or service sectors where earnings and dividends can outpace inflation and the overall economy; or that have a lucrative niche in the economy where profit margins widen due to economic factors (rather than one-time events such as lower taxes). The Portfolio expects to invest in common stocks of companies that normally (but not always) pay dividends that are generally expected to rise in future years as earnings rise.

     T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO: The investment objective of this Portfolio is long-term capital growth. The Portfolio normally invests at least 65% of its total assets in a diversified group of small capitalization companies. The portfolio manager defines small capitalization ("small cap") companies as those whose market capitalization falls within the range of companies included in the bottom 10% of the S&P 500 Index at the time of the purchase. The Portfolio expects to invest primarily in common stocks and convertible securities of companies in the development stage of their corporate life cycle with potential to achieve long-term earnings growth faster than the overall market.


                         MET INVESTORS SERIES TRUST

Met Investors Series Trust is an open-end management company that offers a selection of twenty three managed investment Portfolios or mutual funds, one of which is offered through the Policy. Met Investors Advisory Corp. (formerly known as Security First Investment Management Corp.) has overall responsibility for the general management and administration of all of the Portfolios.

         PIMCO INNOVATION PORTFOLIO: The Portfolio seeks capital appreciation, with no consideration given to income. It seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies which utilize new, creative or different, or "innovative," technologies to gain a strategic competitive advantage in their industry, as well as companies that provide and service those technologies. The Portfolio identifies its investment universe of technology-related companies by reference to classifications made by independent firms, such as Standard & Poor's (for example, companies classified as "Information Technology" companies) and by identifying companies that derive a substantial portion of their revenues from the manufacture, sale and/or service of technological products. Although the Portfolio emphasizes companies which utilize technologies, it is not required to invest exclusively in companies in a particular business sector or industry. The Portfolio may invest a substantial portion of its assets in the securities of smaller capitalization companies with total assets in excess of $200 million, and may invest in initial public offerings (IPO's). The Portfolio may invest up to 35% of its assets in foreign equity securities, including American Depositary Receipts, and may invest in securities of emerging market countries.

                           NEW ENGLAND ZENITH FUND

New England Zenith Fund is an open-end diversified management investment company, more commonly known as a mutual fund, consisting of multiple investment portfolios, known as the Series. MetLife Advisers (formerly New England Investment Management, Inc.) serves as the investment adviser to the Series. MetLife Advisers oversees and recommends the hiring or replacement of its subadvisers and is ultimately responsible for the investment performance of these Funds.


The investment objectives and policies of the Fund available under your Policy are summarized below:

     ALGER EQUITY GROWTH SERIES: Alger invests Equity Growth's assets primarily in growth stocks. Alger will ordinarily invest at least 65% of Equity Growth's total assets in equity securities of issues with market capitalization of $1 billion or greater. Alger seeks out and invests primarily in companies that are traded on domestic stock exchanges or in the domestic over-the-counter market. The companies Alger chooses for the portfolio of the Series may still be in the development stage. They may be older companies that appear to be entering a new stage of growth progress due to factors like management changes or development of new technologies, products or markets, or may be companies providing products or services with a high unit volume growth rate. Alger focuses on fundamental characteristics of individual companies and does not allocate assets based on specific industry sectors.


     HARRIS OAKMARK MID CAP VALUE SERIES: The Portfolio's investment objective is long-term capital appreciation. The fund invests primarily in common stocks of U.S. companies. It is a "non-diversified fund" which means that it may hold at any one time securities of fewer issuers compared to a "diversified fund." The fund may hold as few as 12 securities, but generally will have 15 to 20 securities in its portfolio. The manager will normally invest at least 65% of the Portfolio's assets in equity securities of companies with public stock market capitalizations within the range considered to be mid-cap stocks by Morningstar, Inc. The fund may invest up to 25% of its assets in fixed-income securities, including investment grade securities and high-yield debt.


THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE ITS STATED OBJECTIVE. It is conceivable that in the future it may be disadvantageous for Funds to offer shares to separate accounts of various insurance companies to serve as the investment medium for their variable products or for both variable life and annuity separate accounts to invest simultaneously in a Fund. The Boards of Trustees, the Boards of Directors, and the respective Advisors of each Fund, and the Company and any other insurance companies participating in the Funds are required to monitor events to identify any material irreconcilable conflicts that may possibly arise, and to determine what action, if any, should be taken in response to those events or conflicts. A more detailed description of the Funds, their investment policies, restrictions, risks, and charges is in the prospectuses for each Fund, which must accompany or precede this Prospectus and which should be read carefully.

             ADDITION, DELETION, OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to compliance with applicable law, to make additions to, deletions from, or substitutions for the shares that are held by the Separate Account or that the Separate

Account may purchase. The Company reserves the right to eliminate the shares of any of the Funds and to substitute shares of another Fund if the shares of a Fund are no longer available for investment or if in its judgment further investment in any Fund becomes inappropriate in view of the purposes of the Separate Account. The Company will not substitute any shares attributable to an Owner's interest in a Division of the Separate Account without notice to the Owner and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law. Nothing contained in this Prospectus shall prevent the Separate Account from purchasing other securities for other series or classes of policies, or from permitting a conversion between series or classes of policies on the basis of requests made by Owners.

The Company also reserves the right to establish additional Divisions of the Separate Account, each of which would invest in a new Fund with a specified investment objective. New Divisions may be established when, in the sole discretion of the Company, marketing needs or investment conditions warrant. Any new Division will be made available to existing Owners on a basis to be determined by the Company. To the extent approved by the SEC, the Company may also eliminate or combine one or more Divisions, substitute one Division for another Division, or transfer assets between Divisions if, in its sole discretion, marketing, tax, or investment conditions warrant.

In the event of a substitution or change, the Company may, if it considers it necessary, make such changes in the Policy by appropriate endorsement and offer conversion options required by law, if any. The Company will notify all Owners of any such changes.

If deemed by the Company to be in the best interests of persons having voting rights under the Policy, and to the extent any necessary SEC approvals or Owner votes are obtained, the Separate Account may be: (a) operated as a management company under the 1940 Act; (b) de-registered under that Act in the event such registration is no longer required; or (c) combined with other separate accounts of the Company. To the extent permitted by applicable law, the Company may also transfer the assets of the Separate Account associated with the Policy to another separate account.

                               POLICY BENEFITS

                                DEATH BENEFIT

As long as the Policy remains in force (See Payment and Allocation of Premiums - Policy Lapse and Reinstatement), the Company will, upon receipt of proof of the Insured's death at its Home Office, pay the death benefit in a lump sum. The amount of the death benefit payable will be determined at the end of the Valuation Period during which the Insured's death occurred. The death benefit will be paid to the surviving Beneficiary or Beneficiaries specified in the application or as subsequently changed.

The Policy provides three death benefit options: "Death Benefit Option A," "Death Benefit Option B," and "Death Benefit Option C." The death benefit under all options will never be less than the current Face Amount of the Policy (less Indebtedness) as long as the Policy remains in force. (See Payment and Allocation of Premiums - Policy Lapse and Reinstatement.) The current minimum Face Amount is generally $50,000.

DEATH BENEFIT OPTION A. Under Death Benefit Option A, the death benefit until the Insured reaches Attained Age 100 is the current Face Amount of the Policy or, if greater, the applicable percentage of Cash Value on the date of death. At Attained Age 100 and above, the death benefit is 101% of the Cash Value. The applicable percentage is 250% for an Insured reaching Attained Age 40 or below on the Policy Anniversary prior to the date of death. For Insureds with an a Attained Age over 40 on that Policy Anniversary, the percentage is lower and declines with age as shown in the Applicable Percentage of Cash Value Table shown below. Accordingly, under Death Benefit Option A the death benefit will remain level at the Face Amount unless the applicable percentage of Cash Value exceeds the current Face Amount, in which case the amount of the death benefit will vary as the Cash Value varies. (See Illustrations of Death Benefits and Cash Values, Appendix A.)

DEATH BENEFIT OPTION B. Under Death Benefit Option B, the death benefit until the Insured reaches Attained Age 100 is equal to the current Face Amount plus the Cash Value of the Policy on the date of death or, if greater, the applicable percentage of the Cash Value on the date of death. At Attained Age 100 and above, the death benefit is 101% of the Cash Value. The applicable percentage is the same as under Death Benefit Option A: 250% for an Insured Attained Age 40 or below on the Policy Anniversary prior to the date of death, and for Insureds with an Attained Age over 40 on that Policy Anniversary the percentage declines as shown in the Applicable Percentage of Cash Value Table shown below. Accordingly, under Death Benefit Option B the amount of the death benefit will always vary as the Cash Value varies (but will never be less than the Face Amount). (See Illustrations of Death Benefits and Cash Values, Appendix A.)

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         APPLICABLE PERCENTAGE OF CASH VALUE TABLE
              FOR INSUREDS LESS THAN AGE 100*

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    Insured Person's Age       Policy Account Multiple
                                      Percentage
----------------------------------------------------------
        40 or under                      250%
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             45                          215%
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             50                          185%
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             55                          150%
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             60                          130%
----------------------------------------------------------
             65                          120%
----------------------------------------------------------
             70                          115%
----------------------------------------------------------
          78 to 90                       105%
----------------------------------------------------------
          95 to 99                       101%
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*For ages that are not shown on this table, the applicable percentage multiples will decrease by a ratable portion for each full year.

DEATH BENEFIT OPTION C. Under Death Benefit Option C, the death benefit is equal to the current Face Amount of the Policy or, if greater, the Cash Value on the date of death multiplied by the "Attained Age factor" (a list of sample Attained Age factors is shown in the Sample Attained Age Factor Table below). At Attained Age 100 and above, the death benefit is 101% of the Cash Value. Accordingly, under Death Benefit Option C the death benefit will remain level at the Face Amount unless the Cash Value multiplied by the Attained Age factor exceeds the current Face Amount, in which case the amount of the death benefit will vary as the Cash Value varies. (See Illustrations of Death Benefits and Cash Values, Appendix A.)

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                  DEATH BENEFIT OPTION C
             SAMPLE ATTAINED AGE FACTOR TABLE
                     NON-SMOKER RATES

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INSURED ATTAINED     MALE LIVES      FEMALE LIVES
       AGE             FACTOR           FACTOR
----------------------------------------------------------
       20             7.005753         7.978495
----------------------------------------------------------
       25             6.022987         6.777620
----------------------------------------------------------
       30             5.118855         5.739715
----------------------------------------------------------
       35             4.326687         4.852022
----------------------------------------------------------
       40             3.657390         4.105161
----------------------------------------------------------
       45             3.101789         3.489815
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       50             2.642973         2.978976
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       55             2.266395         2.555211
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       60             1.962872         2.203321
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       65             1.720583         1.909085
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       70             1.531494         1.672354
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       75             1.386501         1.480860
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       80             1.280475         1.337304
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       85             1.201521         1.231035
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       90             1.145430         1.156319
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       95             1.089164         1.090579
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CHANGES IN DEATH BENEFIT OPTION. If the Policy was issued with either Death Benefit Option A or Death Benefit Option B, the death benefit option may be changed. A request for change must be made to the Company in writing. The effective date of such a change will be the Monthly Anniversary on or following the date the Company receives the change request. A change in death benefit option may have Federal income tax consequences. (See Federal Tax Matters.)

A Death Benefit Option A Policy may be changed to have Death Benefit Option
B. The Face Amount will be decreased to equal the death benefit less the Cash Value on the effective date of change. A Death Benefit Option B Policy may be changed to have Death Benefit Option A. The Face Amount will be increased to equal the death benefit on the effective date of change. A Policy issued under Death Benefit Option C may not change to either Death Benefit Option A or Death Benefit Option B for the entire lifetime of the Contract. Similarly, a Policy issued under either Death Benefit Option A or B may not change to Death Benefit Option C for the lifetime of the Policy.

Satisfactory evidence of insurability must be submitted to the Company in connection with a request for a change from Death Benefit Option A to Death Benefit Option B. A change may not be made if it would result in a Face Amount of less than the minimum Face Amount.

A change in death benefit option will not in itself result in an immediate change in the amount of a Policy's death benefit or Cash Value. In addition, if, prior to or accompanying a change in the death benefit option, there has been an increase in the Face Amount, the cost of insurance charge may be different for the increased amount. (See Monthly Deduction - Cost of Insurance.)

CHANGE IN FACE AMOUNT. Subject to certain limitations set forth below, an Owner may increase or decrease the Face Amount of a Policy once each Policy Year but not before the first Policy Anniversary. A written request is required for a change in the Face Amount. A change in Face Amount may affect the cost of insurance rate and the net amount at risk, both of which affect an Owner's cost of insurance charge. (See Monthly Deduction - Cost of Insurance.) A change in the Face Amount of a Policy may have Federal income tax consequences. (See Federal Tax Matters.)

For an increase in the Face Amount, the Company requires that satisfactory evidence of insurability be submitted. An application for an increase must be received by the Company. If approved, the increase will become effective as of the Monthly Anniversary on or following receipt of the application by the Company, but not before the first Policy Anniversary. In addition, the Insured must have an Attained Age of not greater than 80 on the effective date of the increase. The increase may not be less than $5,000 ($2,000 for policies issued in qualified pension plans). Although an application for an increase need not be accompanied by an additional premium, the Cash Surrender Value in effect immediately after the increase must be sufficient to cover the next monthly deduction. To the extent the Cash Surrender Value is not sufficient, an additional premium must be paid. (See Charges and Deductions - Monthly Deduction.) An increase in the Face Amount may result in certain additional charges. (See Charges and Deductions - Monthly Deduction.)

For the Owner's rights upon an increase in Face Amount, see Policy Rights - Right to Examine Policy. Owners should consult their sales representative before deciding whether to increase coverage by increasing the Face Amount of a Policy.

Any decrease in the Face Amount will become effective on the Monthly Anniversary on or following receipt of the written request by the Company. The amount of the requested decrease must be at least $5,000 ($2,000 for policies issued in qualified pension plans) and the Face Amount remaining in force after any requested decrease may not be less than minimum Face Amount. If following a decrease in Face Amount, the Policy would not comply with the maximum premium limitations required by Federal tax law (see Payment and Allocation of Premiums), the decrease may be limited or Cash Value may be returned to the Owner (at the Owner's election), to the extent necessary to meet these requirements. Decreases will generally be applied to prior increases in the Face Amount, if any, in the reverse order in which such increases occurred, and then to the original Face Amount. This order of reduction will be used to determine the amount of subsequent cost of insurance charges (See Monthly Deduction - Cost of Insurance; and Charges and Deductions - Contingent Deferred Sales Charge.)

PAYMENT OF THE DEATH BENEFIT. The death benefit under the Policy will ordinarily be paid in a lump sum within seven days after the Company receives all documentation required for such a payment. Payment may, however, be postponed in certain circumstances. (See General Matters - Postponement of Payment from the Separate Account.) The death benefit will be increased by any unpaid dividends determined prior to the Insured's death, and by the amount of the monthly cost of insurance for the portion of the month from the date of death to the end of the month, and reduced by any outstanding Indebtedness. (See General Matters - Additional Insurance Benefits, Dividends, and Charges and Deductions.) The Company will pay interest on the death benefit from the date of the Insured's death to the date of payment. Interest will be at an annual rate determined by the Company, but will never be less than the guaranteed rate of 4%. Provisions for settlement of proceeds other than a lump sum payment may only be made upon written agreement with the Company.

                                 CASH VALUE

The Cash Value of the Policy is equal to the total of the amounts credited to the Owner in the Separate Account, the Loan Account (securing Policy Loans), and, in certain contracts, the General Account. The Policy's Cash Value in the Separate Account will reflect the investment performance of the chosen Divisions of the Separate Account as measured by each Division's Net Investment Factor (defined below), the frequency and amount of Net Premiums paid, transfers, partial withdrawals, loans and the charges assessed in connection with the Policy. An Owner may at any time surrender the Policy and receive the Policy's Cash Surrender Value. (See Policy Rights - Surrender, Partial Withdrawals, and Pro-Rata Surrender.) The Policy's Cash Value in the Separate Account equals the sum of the Policy's Cash Values in each Division. There is no guaranteed minimum Cash Value.

DETERMINATION OF CASH VALUE. For each Division of the Separate Account, the Cash Value is determined on each Valuation Date. On the Investment Start Date, the Cash Value in a Division will equal the portion of any Net Premium allocated to the Division, reduced by the portion allocated to that Division of the monthly deduction(s) due from the Issue Date through the Investment Start Date. (See Payment and Allocation of Premiums.) Thereafter, on each Valuation Date, the Cash Value in a Division of the Separate Account will equal:

     (1) The Cash Value in the Division on the preceding Valuation Date, multiplied by the Division's Net Investment Factor (defined below) for the current Valuation Period; plus

     (2) Any Net Premium payments received during the current Valuation Period which are allocated to the Division; plus

     (3) Any loan repayments allocated to the Division during the current Valuation Period; plus

     (4) Any amounts transferred to the Division from the General Account or from another Division during the current Valuation Period; plus

     (5) That portion of the interest credited on outstanding loans which is allocated to the Division during the current Valuation Period; minus

     (6) Any amounts transferred from the Division to the General Account, Loan Account, or to another Division during the current Valuation Period (including any transfer charges); minus

     (7) Any partial withdrawals from the Division during the current Valuation Period; minus

     (8) Any withdrawal due to a Pro-Rata Surrender from the Division during the current Valuation Period; minus

     (9) Any withdrawal or surrender charges incurred during the current Valuation Period attributed to the Division in connection with a partial withdrawal or Pro-Rata Surrender; minus

     (10) If a Monthly Anniversary occurs during the current Valuation Period, the portion of the monthly deduction allocated to the Division during the current Valuation Period to cover the Policy Month which starts during that Valuation Period (See Charges and Deductions.); plus

     (11) If a Policy Anniversary occurs during the current Valuation Period, the portion of the dividend paid, if any, allocated to the Division.

NET INVESTMENT FACTOR: The Net Investment Factor measures the investment performance of a Division during a Valuation Period. The Net Investment Factor for each Division for a Valuation period is calculated as follows:

     (1) The value of the assets at the end of the preceding Valuation Period; plus

     (2) The investment income and capital gains, realized or unrealized, credited to the assets in the Valuation Period for which the Net Investment Factor is being determined; minus

     (3) The capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

     (4) Any amount charged against each Division for taxes, including any tax or other economic burden resulting from the application of the tax laws determined by the Company to be properly attributable to the Divisions of the Separate Account, or any amount set aside during the Valuation Period as a reserve for taxes attributable to the operation or maintenance of each Division; minus

     (5) A charge equal to a percentage of the average net assets for each day in the Valuation Period. This charge, for mortality and expense risks, is determined by the length of time the policy has been in force. It will not exceed the amounts shown in the following table:
         Policy      Percentage of      Effective
         Years      Avg. Net Assets    Annual Rate
         1-10          0.0015027          0.55%
         11-20         0.0012301          0.45%
         21+           0.0009572          0.35%;
         divided by

     (6) The value of the assets at the end of the preceding Valuation Period.

                                POLICY RIGHTS

                                    LOANS

LOAN PRIVILEGES. The Owner may, by written request to General American, borrow an amount up to the Loan Value of the Policy, with the Policy serving as sole security for such loan. A loan taken from, or secured by, a Policy may have Federal income tax consequences. (See Federal Tax Matters.)

The Loan Value is the Cash Value of the Policy on the date the loan request is received, less interest to the next loan interest due date, less anticipated monthly deductions to the next loan interest due date, less any existing loan, less any surrender charge, plus interest expected to be earned on the loan balance to the next loan interest due date. Policy Loan interest is payable on each Policy Anniversary.

The minimum amount that may be borrowed is $500. The loan may be completely or partially repaid at any time while the Insured is living. Any amount due to an Owner under a Policy Loan ordinarily will be paid within seven days after General American receives the loan request at its Home Office, although payments may be postponed under certain circumstances. (See General Matters - Postponement of Payments from the Separate Account.)

When a Policy Loan is made, Cash Value equal to the amount of the loan plus interest due will be transferred to the Loan Account as security for the loan. A Loan Subaccount exists within the Loan Account for the General Account and each Division of the Separate Account. Amounts transferred to the Loan Account to secure Indebtedness are allocated to the appropriate Loan Subaccount to reflect its origin. Unless the Owner requests a different allocation, amounts will be transferred from the Divisions of the Separate Account and the General Account in the same proportion that the Policy's Cash Value in each Division and the General Account, if any, bears to the Policy's total Cash Value, less the Cash Value in the Loan Account, at the end of the Valuation Period during which the request for a Policy Loan is received. This will reduce the Policy's Cash Value in the General Account and Separate Account. These transactions will not be considered transfers for purposes of the limitations on transfers between Divisions or to or from the General Account.

Cash Value in the Loan Account is expected to earn interest at a rate ("the earnings rate") which is lower than the rate charged on the Policy Loan ("the borrowing rate"). Cash Value in the Loan Account will accrue interest daily at an annual earnings rate of 4%.

Interest credited on the Cash Value held in the Loan Account will be allocated on Policy Anniversaries to the General Account and the Divisions of the Separate Account in the same proportion that the Cash Value in each Loan Subaccount bears to the Cash Value in the Loan Account. The interest credited will also be transferred: (1) when a new loan is made; (2) when a loan is partially or fully repaid; and (3) when an amount is needed to meet a monthly deduction.

INTEREST CHARGED. The borrowing rate we charge for Policy Loan interest will be based on the following schedule:

              FOR LOANS              ANNUAL
         OUTSTANDING DURING       INTEREST RATE
         Policy Years   1-10          4.50%
         Policy Years  11-20          4.25%
         Policy Years    21+          4.15%

General American will inform the Owner of the current borrowing rate when a Policy Loan is requested.

Policy Loan interest is due and payable annually on each Policy Anniversary. If the Owner does not pay the interest when it is due, the unpaid loan interest will be added to the outstanding Indebtedness as of the due date and will be charged interest at the same rate as the rest of the Indebtedness. (See Effect of Policy Loans below.) The amount of Policy Loan interest which is transferred to the Loan Account will be deducted from the Divisions of the Separate Account and from the General Account in the same proportion that the portion of the Cash Value in each Division and in the General Account, respectively, bears to the total Cash Value of the Policy minus the Cash Value in the Loan Account.

EFFECT OF POLICY LOANS. Whether or not a Policy Loan is repaid, it will permanently affect the Cash Value of a Policy, and may permanently affect the amount of the death benefit. The collateral for the loan (the amount held in the Loan Account) does not participate in the performance of the Separate Account while the loan is outstanding. If the Loan Account earnings rate is less than the investment performance of the selected Division(s), the Cash Value of the Policy will be lower as a result of the Policy Loan. Conversely, if the Loan Account earnings rate is higher than the investment performance of the Division(s), the Cash Value may be higher.

In addition, if the Indebtedness (See Definitions) exceeds the Cash Value minus the surrender charge on any Monthly Anniversary, the Policy will lapse, subject to a grace period. (See Payment and Allocation of Premiums - Policy Lapse and Reinstatement.) A sufficient payment must be made within the later of the grace period of 62 days from the Monthly Anniversary immediately before the date Indebtedness exceeds the Cash Value less any surrender charges, or 31 days after notice that a

Policy will terminate unless a sufficient payment has been mailed, or the Policy will lapse and terminate without value. A lapsed Policy, however, may later be reinstated subject to certain limitations. (See Payment and Allocation of Premiums - Policy Lapse and Reinstatement.)

Any outstanding Indebtedness will be deducted from the proceeds payable upon the death of the Insured or the surrender of the Policy. Upon a complete surrender or lapse of any Policy, if the amount received plus the amount of outstanding Indebtedness exceeds the total investment in the Policy, the excess will generally be treated as ordinary income subject to tax. (See Federal Tax Matters.)

REPAYMENT OF INDEBTEDNESS. A Policy Loan may be repaid in whole or in part at any time prior to the death of the Insured and as long as a Policy is in force. When a loan repayment is made, an amount securing the Indebtedness in the Loan Account equal to the loan repayment will be transferred to the Divisions of the Separate Account and the General Account in the same proportion that the Cash Value in each Loan Subaccount bears to Cash Value in the Loan Account. Amounts paid while a Policy Loan is outstanding will be treated as premiums unless the Owner requests in writing that they be treated as repayment of Indebtedness.

            SURRENDER, PARTIAL WITHDRAWALS AND PRO-RATA SURRENDER

At any time during the lifetime of the Insured and while a Policy is in force, the Owner may surrender the Policy by sending a written request to the Company. After the first Policy Year, an Owner may make a partial withdrawal by sending a written request to the Company. The amount available for surrender is the Cash Surrender Value at the end of the Valuation Period during which the surrender request is received at the Company's Home Office. Amounts payable from the Separate Account upon surrender, partial withdrawal, or a Pro-Rata Surrender will ordinarily be paid within seven days of receipt of the written request. (See General Matters - Postponement of Payments from the Separate Account.)

SURRENDERS. To effect a surrender, either the Policy itself must be returned to the Company along with the request, or the request must be accompanied by a completed affidavit of loss, which is available from the Company. Upon surrender, the Company will pay the Cash Surrender Value plus any unpaid dividends determined prior to surrender (See Dividends) to the Owner in a single sum. The Cash Surrender Value equals the Cash Value on the date of surrender, less any Indebtedness, and less any surrender charge. (See Charges and Deductions - Contingent Deferred Sales Charge.) The Company will determine the Cash Surrender Value as of the date that an Owner's written request is received at the Company's Home Office. If the request is received on a Monthly Anniversary, the monthly deduction otherwise deductible will be included in the amount paid. Coverage under a Policy will terminate as of the date of surrender. The Insured must be living at the time of a surrender. A surrender may have Federal income tax consequences. (See Federal Tax Matters.)

PARTIAL WITHDRAWALS. After the first Policy Year, an Owner may make partial withdrawals from the Policy's Cash Surrender Value. There is no transaction charge for the first twelve partial withdrawals or requested transfers in a Policy Year. General American will impose a charge of $25 for each partial withdrawal or requested transfer in excess of twelve in a Policy Year. A partial withdrawal may have Federal income tax consequences. (See Federal Tax Matters.)

The minimum amount of a partial withdrawal request, net of any applicable surrender charges, is the lesser of a) $500 from a Division of the Separate Account, or b) the Policy's Cash Value in a Division. (See Charges and Deductions - Contingent Deferred Sales Charge.) Partial withdrawals made during a Policy Year may not exceed the following limits. The maximum amount that may be withdrawn from a Division of the Separate Account is the Policy's Cash Value net of any applicable surrender charges in that Division. The total partial withdrawals and transfers from the General Account over the Policy Year may not exceed a maximum amount equal to the greatest of the following: (1) 25% of the Cash Surrender Value in the General Account at the beginning of the Policy Year, multiplied by the withdrawal percentage limit shown in the policy, or (2) the previous Policy Year's maximum amount.

The Owner may allocate the amount withdrawn plus any applicable surrender charge, subject to the above conditions, among the Divisions of the Separate Account and the General Account. If no allocation is specified, then the partial withdrawal will be allocated among the Divisions of the Separate Account and the General Account in the same proportion that the Policy's Cash Value in each Division and the General Account bears to the total Cash Value of the Policy, less the Cash Value in the Loan Account, on the date the request for the partial withdrawal is received. If the limitations on withdrawals from the General Account will not permit this proportionate allocation, the Owner will be requested to provide an alternate allocation. (See The General Account.)

No amount may be withdrawn that would result in there being insufficient Cash Value to meet any surrender charge that would be payable immediately following the withdrawal upon the surrender of the remaining Cash Value.

The death benefit will be affected by a partial withdrawal, unless Death Benefit Option A or Option C is in effect and the withdrawal is made under the terms of an anniversary partial withdrawal rider. (See General Matters - Additional Insurance Benefits.) If Death Benefit Option A or Death Benefit Option C is in effect and the death benefit equals the Face Amount, then a partial withdrawal will decrease the Face Amount by an amount equal to the partial withdrawal plus the applicable surrender charge resulting from that partial withdrawal. If the death benefit is based on a percentage of the Cash Value, then a partial withdrawal will decrease the Face Amount by an amount by which the partial withdrawal plus the applicable surrender charge exceeds the difference between the death benefit and the Face Amount. If Death Option B is in effect, the Face Amount will not change.

The Face Amount remaining in force after a partial withdrawal may not be less than the minimum Face Amount. Any request for a partial withdrawal that would reduce the Face Amount below this amount will not be implemented.

Partial withdrawals may affect the way in which the cost of insurance charge is calculated and the amount of pure insurance protection afforded under a Policy. (See Monthly Deduction - Cost of Insurance.) Partial withdrawals will be applied first to reduce the initial Face Amount and then to each increase in Face Amount in order, starting with the first increase. The Company may change the minimum amount required for a partial withdrawal or the number of times partial withdrawals may be made.

PRO-RATA SURRENDER. After the first Policy Year, an Owner can make a Pro-Rata Surrender of the Policy. The Pro-Rata Surrender will reduce the Face Amount and the Cash Value by a percentage chosen by the Owner. This percentage must be any whole number. A Pro-Rata Surrender may have Federal income tax consequences. (See Federal Tax Matters.) The percentage will be applied to the Face Amount and the Cash Value on the Monthly Anniversary on or following our receipt of the request.

The Owner may allocate the amount of decrease in Cash Value plus any applicable surrender charge among the Divisions of the Separate Account and the General Account. (See Charges and Deductions - Contingent Deferred Sales Charge.) If no allocation is specified, then the decrease in Cash Value and any applicable surrender charge will be allocated among the Divisions of the Separate Account and the General Account in the same proportion that the Policy's Cash Value in each Division and the General Account bears to the total Cash Value of the Policy, less the Cash Value in the Loan Account, on the date the request for Pro-Rata Surrender is received.

A Pro-Rata Surrender can not be processed if it will reduce the Face Amount below the minimum Face Amount of the Policy. No Pro-Rata Surrender will be processed for more Cash Surrender Value than is available on the date of the Pro-Rata Surrender. A cash payment will be made to the Owner for the amount of Cash Value reduction less any applicable surrender charges.

Pro-Rata Surrenders may affect the way in which the cost of insurance charge is calculated and the amount of the pure insurance protection afforded under the Policy. (See Monthly Deduction - Cost of Insurance.) Pro-Rata Surrenders will be applied to prior increases in the Face Amount, if any, in the reverse order in which such increases occurred, and then to the original Face Amount.

CHARGES ON SURRENDER, PARTIAL WITHDRAWALS AND PRO-RATA SURRENDER. If a Policy is surrendered within the first ten Policy Years, the Contingent Deferred Sales Charge will apply. (See Contingent Deferred Sales Charge.)

A partial withdrawal or Pro-Rata Surrender may also result in a Contingent Deferred Sales Charge. The amount of the charge assessed is a portion of the Contingent Deferred Sales Charge that would be deducted upon surrender or lapse. Charges are described in more detail under Charges and Deductions - Contingent Deferred Sales Charge.

While partial withdrawals and Pro-Rata Surrenders are each methods of reducing a Policy's Cash Value, a Pro-Rata Surrender differs from a partial withdrawal in that a partial withdrawal does not typically have a proportionate effect on a Policy's death benefit by reducing the Policy's Face Amount, while a Pro-Rata Surrender does. Assuming that a Policy's death benefit is not a percentage of the Policy's Cash Value, a Pro-Rata Surrender will reduce the Policy's death benefit in the same proportion that the Policy's Cash Value is reduced, while a partial withdrawal will reduce the death benefit by one dollar for each dollar of Cash Value withdrawn. Partial Withdrawals and Pro-Rata Surrenders will also result in there being different cost of insurance charges subsequently deducted. (See Monthly Deduction - Cost of Insurance; Surrender, Partial Withdrawals and Pro-Rata Surrender - Partial Withdrawals; and Surrenders, Partial Withdrawals, and Pro-Rata Surrenders-Pro-Rata Surrender.)

                                  TRANSFERS

Under General American's current practices, a Policy's Cash Value, except amounts credited to the Loan Account, may be transferred among the Divisions of the Separate Account and for certain contracts, between the General Account and the Divisions. Transfers to and from the General Account are subject to restrictions (See The General Account). Requests for transfers from or among Divisions of the Separate Account may be made in writing or by telephone. Transfers from or among the Divisions of the Separate Account must be in amounts of at least $500 or, if smaller, the Policy's Cash Value in a Division. The first twelve requested transfers or partial withdrawals per policy year will be allowed free of charge. Thereafter, the Company will impose a charge of $25 for each requested transfer or partial withdrawal. General American ordinarily will make transfers and determine all values in connection with transfers as of the end of the Valuation Period during which the transfer request is received.

All requests received on the same Valuation Date will be considered a single transfer request. Each transfer must meet the minimum requirement of $500 or the entire Cash Value in a Division, whichever is smaller. Where a single transfer request calls for more than one transfer, and not all of the transfers would meet the minimum requirements, General American will make those transfers that do meet the requirements. Transfers resulting from Policy Loans will not be counted for purposes of the limitations on the amount or frequency of transfers allowed in each Policy Month or Policy Year.

Although General American currently intends to continue to permit transfers for the foreseeable future, the Policy provides that General American may at any time revoke, modify, or limit the transfer privilege, including the minimum amount transferable, the maximum General Account allocation percent, and the frequency of such transfers.

                            PORTFOLIO REBALANCING

Over time, the funds in the General Account and the Divisions of the Separate Account will accumulate at different rates as a result of different investment returns. The Owner may direct that from time to time we automatically restore the balance of the Cash Value in the General Account and in the Divisions of the Separate Account to the percentages determined in advance. There are two methods of rebalancing available - periodic and variance.

PERIODIC REBALANCING. Under this option the Owner elects a frequency (monthly, quarterly, semiannually or annually), measured from the Policy Anniversary. On each date elected, we will rebalance the funds by generating transfers to reallocate the funds according to the investment percentages elected.

VARIANCE REBALANCING. Under this option the Owner elects a specific allocation percentage for the General Account and each Division of the Separate Account. For each such account, the allocation percentage (if not zero) must be a whole percentage and must not be less than five percent (5%). The Owner also elects a maximum variance percentage (5%, 10%, 15%, or 20% only), and can exclude specific funds from being rebalanced. On each Monthly Anniversary we will review the current fund balances to determine whether any fund balance is outside of the variance range (either above or below) as a percentage of the specified allocation percentage for that fund. If any fund is outside of the variance range, we will generate transfers to rebalance all of the specified funds back to the predetermined percentages.

Owners should consider that portfolio rebalancing entails the transfer of Cash Value from better performing portfolios to lesser performing portfolios.

Transfers resulting from portfolio rebalancing will not be counted against the total number of transfers allowed in a Policy Year before a charge is applied.

The Owner may elect either form of portfolio rebalancing by specifying it on the policy application, or may elect it later for an in-force Policy, or may cancel it, by submitting a change form acceptable to General American under its administrative rules.

Only one form of portfolio rebalancing may be elected at any one time, and portfolio rebalancing may not be used in conjunction with dollar cost averaging (see below).

General American reserves the right to suspend portfolio rebalancing at any time on any class of Policies on a nondiscriminatory basis, or to charge an administrative fee for election changes in excess of a specified number in a Policy Year in accordance with its administrative rules.

                            DOLLAR COST AVERAGING

The Owner may direct the Company to transfer amounts on a monthly basis from the Money Market Fund to any other Division of the Separate Account. This service is intended to allow the Owner to utilize "dollar cost averaging" ("DCA"), a long-term investment technique which provides for regular, level investments over time. The Company makes no guarantee that DCA will result in a profit or protect against loss.

The following rules and restrictions apply to DCA transfers:

     (1)  The minimum DCA transfer amount is $100.

     (2) A written election of the DCA service, on a form provided by the Company, must be completed by the Owner and on file with the Company in order to begin DCA transfers.

     (3) In the written election of the DCA service, the Owner indicates how DCA transfers are to be allocated among the Divisions of the Separate Account. For any Division chosen to receive DCA transfers, the minimum percentage that may be allocated to a Division is 5% of the DCA transfer amount, and fractional percentages may not be used.

     (4) DCA transfers can only be made from the Money Market Fund, and DCA transfers will not be allowed to the General Account.

     (5) The DCA transfers will not count against the Policy's normal transfer restrictions. (See Policy Rights -- Transfers.)

     (6) The DCA transfer percentages may differ from the allocation percentages the Owner specifies for the allocation of Net Premiums. (See Payment and Allocation of Premiums -- Allocation of Net Premiums and Cash Values.)

     (7) Once elected, DCA transfers from the Money Market Fund will be processed monthly until either the value in the Money Market Fund is completely depleted or the Owner instructs the Company in writing to cancel the DCA service.

     (8) Transfers as a result of a Policy Loan or repayment, or in exercise of the conversion privilege, are not subject to the DCA rules and restrictions. The DCA service terminates at the time the conversion privilege is exercised, when any outstanding amount in any Division of the Separate Account is immediately transferred to the General Account. (See Policy Rights - Loans, and Policy Rights - Conversion Privilege.)

     (9) DCA transfers will not be made until the Right to Examine Policy period has expired (See Policy Rights - Right to Examine Policy).

The Company reserves the right to assess a processing fee for the DCA service. The Company reserves the right to discontinue offering DCA upon 30 days' written notice to Owners. However, any such discontinuation will not affect DCA services already commenced. The Company reserves the right to impose a minimum total Cash Value, less outstanding Indebtedness, in order to qualify for DCA service. Also, the Company reserves the right to change the minimum necessary Cash Value and the minimum required DCA transfer amount.

Transfers made under Dollar Cost Averaging do not count against the total of twelve requested transfers or partial withdrawals allowed without charge in a Policy Year.

                           RIGHT TO EXAMINE POLICY

The Owner may cancel a Policy within 20 days after receiving it (30 days if the Owner is a resident of California and is age 60 or older) or within 45 days after the application was signed, whichever is later. If a Policy is canceled within this time period, a refund will be paid. Where required by state law, the refund will equal all premiums paid under the Policy. Where required by state law, General American will refund an amount equal to the greater of premiums paid or (1) plus (2) where (1) is the difference between the premiums paid, including any policy fees or other charges, and the amounts allocated to the Separate Account under the Policy and (2) is the value of the amounts allocated to the Separate Account under the Policy on the date the returned Policy is received by General American or its agent.

To cancel the Policy, the Owner should mail or deliver the Policy to either General American or the agent who sold it. A refund of premiums paid by check may be delayed until the Owner's check has cleared the bank upon which it was drawn. (See General Matters - Postponement of Payments from the Separate Account.)

A request for an increase in Face Amount (see Policy Benefits - Death Benefit) may also be canceled. The request for cancellation must be made within the later of 20 days from the date the Owner received the new Policy specifications page for the increase, or 45 days after the application for the increase was signed.

                      DEATH BENEFIT AT ATTAINED AGE 100

If the Insured is living and the Policy is in force when the Insured reaches Attained Age 100, the death benefit will be equal to 101% of the Cash Value of the Policy unless the Lifetime Coverage Rider is in effect. (See Additional Insurance Benefits.) At that point, no further premium payments will be required or accepted, and no further monthly deductions will be taken to cover the cost of insurance.

                     PAYMENT AND ALLOCATION OF PREMIUMS

                            ISSUANCE OF A POLICY

Individuals wishing to purchase a Policy must complete an application and submit it to an authorized registered agent of General American or to General American's Home Office. A Policy will generally be issued to Insureds of Issue Ages 0 through 85 for regularly underwritten contracts, and to Insureds of Issue Ages 20 through 70 for Policies issued in qualified pension plans, for guaranteed issue contracts and, should they become available in the future, for simplified issue contracts. General American may, in its sole discretion, issue Policies to individuals falling outside of those Issue Ages. Acceptance of an application is subject to General American's underwriting rules and General American reserves the right to reject an application for any reason.

The Issue Date is determined by General American in accordance with its standard underwriting procedures for variable life insurance policies. The Issue Date is used to determine Policy Anniversaries, Policy Years, and Policy Months. Insurance coverages under a Policy will not take effect until the Policy has been delivered and the initial premium has been paid prior to the Insured's death and prior to any change in health as shown in the application.

                                  PREMIUMS

The initial premium is due on the Issue Date, and may be paid to an authorized registered agent of General American or to General American at its Home Office. General American currently requires that the initial premium for a Policy be at least equal to one-twelfth (1/12) of the Minimum Premium for the Policy. The Minimum Premium is the amount specified for each Policy based on the requested initial Face Amount and the charges under the Policy which vary according to the Issue Age, sex, underwriting risk class, and smoker status of the Insured. (See Charges and Deductions.) For policies issued as a result of a term conversion from certain General American term policies, the Company requires the Owner to pay an initial premium, which combined with conversion credits given, if any, will equal one full "Minimum Premium" for the Policy.

Following the initial premium, subject to the limitations described below, premiums may be paid in any amount and at any interval. Premiums after the first premium payment must be paid to General American at its Home Office. An Owner may establish a schedule of planned premiums which will be billed by the Company at regular intervals. Failure to pay planned premiums, however, will not itself cause the Policy to lapse. (See Policy Lapse and Reinstatement.) Premium receipts will be furnished upon request.

An Owner may make unscheduled premium payments at any time in any amount, or skip planned premium payments, subject to the minimum and maximum premium limitations described below.

If a Policy is in the intended Owner's possession but the initial premium has not been paid, the Policy is not in force. The intended Owner is deemed to have the Policy for inspection only.

PREMIUM LIMITATIONS. Every premium payment must be at least $10. In no event may the total of all premiums paid in any Policy Year exceed the current maximum premium limitations for that Policy Year. Maximum premium limits for the Policy Year will be shown in an Owner's annual report.

In general, for policies issued with Death Benefit Option A or Death Benefit Option B, the maximum premium limit for a Policy Year is the largest amount of premium that can be paid in that Policy Year such that the sum of the premiums paid under the Policy will not at any time exceed the guideline premium limitations needed to comply with the tax definition of life insurance. For policies issued with Death Benefit Option C, the company reserves the right to impose other restrictions upon the amount of premium that may be paid into the Policy. If at any time a premium is paid which would result in total premiums exceeding the current maximum premium limitations, the Company will only accept that portion of the premium which will make total premiums equal the maximum. Any part of the premium in excess of that amount will be returned or applied as otherwise agreed, and no further premiums will be accepted until allowed under the current maximum premium limitations.

In addition to the foregoing tax definitional limits on premiums, for purposes of determining whether distributions (including loans) are a return of income first, the Company monitors the Policy to detect whether the "seven pay limit" has been exceeded. If the seven pay limit is exceeded, the Policy becomes a "Modified Endowment". The Company has adopted administrative steps designed to notify an Owner when it is believed that a premium payment will cause a Policy to become a modified endowment contract. The Owner will be given a limited amount of time to request that the premium be reversed in order to avoid the Policy's being classified as a modified endowment contract. (See Federal Tax Matters.)

If the Company receives a premium payment which would cause the death benefit to increase by an amount that exceeds the Net Premium portion of the payment, then the Company reserves the right to (1) refuse that premium payment, or (2) require additional evidence of insurability before it accepts the premium.

                  ALLOCATION OF NET PREMIUMS AND CASH VALUE

ALLOCATION OF NET PREMIUMS. In the application for a Policy, the Owner indicates how Net Premiums are to be allocated among the Divisions of the Separate Account, to the General Account (if available), or both. For each Division chosen, the minimum percentage that may be allocated to a Division is 5% of the Net Premium, and fractional percentages may not be used. Certain other restrictions apply to allocations made to the General Account (see General Account). For policies issued with an allowable percentage to the General Account of more than 5%, the minimum percentage is 5%, and fractional percentages may not be used.

The allocation for future Net Premiums may be changed without charge at any time by providing notice to the Company. Any change in allocation will take effect immediately upon receipt by the Company of written notice. No charge is imposed for changing the allocations of future premiums. The initial allocation will be shown on the application which is attached to the Policy. The Company may at any time modify the maximum percentage of future Net Premiums that may be allocated to the General Account.

During the period from the Issue Date to the end of the Right to Examine Policy Period (See Policy Rights - Right to Examine Policy), Net Premiums will automatically be allocated to the Division that invests in the Money Market Fund of Capital Company. When this period expires, the Policy's Cash Value in that Division will be transferred to the Divisions of the Separate Account and to the General Account (if available) in accordance with the allocation requested in the application for the Policy, or any allocation instructions received subsequent to receipt of the application. Net Premiums received after the Right to Examine Policy Period will be allocated according to the allocation instructions most recently received by the Company unless otherwise instructed for that particular premium receipt.

The Policy's Cash Value may also be transferred between Divisions of the Separate Account, and, if the General Account is available under the Policy, between those Divisions and the General Account. (See Policy Rights - Transfers.)

The value of amounts allocated to Divisions of the Separate Account will vary with the investment performance of the chosen Divisions and the Owner bears the entire investment risk. This will affect the Policy's Cash Value, and may affect the death benefit as well. Owners should periodically review their allocations of Net Premiums and the Policy's Cash Value in light of market conditions and their overall financial planning requirements.

                       POLICY LAPSE AND REINSTATEMENT

LAPSE. Unlike conventional whole life insurance policies, the failure to make a premium payment following the initial premium will not itself cause a Policy to lapse. If, during the first five Policy Years, the sum of all premiums paid on the Policy, reduced by any partial withdrawals and any outstanding loan balance, is greater than or equal to the sum of the No Lapse Monthly Premiums for the elapsed months since the Issue Date, the Policy will not lapse as a result of the Cash Value less any loans, loan interest due, and any surrender charge being insufficient to pay the monthly deduction. Lapse will occur (except as described above) when the Cash Surrender Value is insufficient to cover the monthly deduction, and a grace period expires without a sufficient payment being made.

The grace period, which is 62 days, begins on the Monthly Anniversary on which the Cash Surrender Value becomes insufficient to meet the next monthly deduction. The Company will notify the Owner at the beginning of the grace period by mail addressed to the last known address on file with the Company. The notice to the Owner will indicate the amount of additional premium that must be paid. The amount of the premium required to keep the Policy in force will be the amount to cover the outstanding monthly deductions and premium expense charges. (See Charges and Deductions - Monthly Deduction.) If the Company does not receive the required amount within the grace period, the Policy will lapse and terminate without Cash Value.

If the Insured dies during the grace period, any overdue monthly deductions will be deducted from the death benefit otherwise payable.

REINSTATEMENT. The Owner may reinstate a lapsed Policy by written application any time within five years after the date of lapse and before the Insured's Attained Age 100. Reinstatement is subject to the following conditions:

     1. Evidence of the insurability of the Insured satisfactory to the Company (including evidence of insurability of any person covered by a rider to reinstate the rider).

     2. Payment of a premium that, after the deduction of premium expense charges, is large enough to cover: (a) the monthly deductions due at the time of lapse, and (b) two times the monthly deduction due at the time of reinstatement.

     3. Payment or reinstatement of any Indebtedness. Any Indebtedness reinstated will cause Cash Value of an equal amount also to be reinstated. Any loan interest due and unpaid on the Policy Anniversary prior to reinstatement must be repaid at the time of reinstatement. Any loan paid at the time of reinstatement will cause an increase in Cash Value equal to the amount to be reinstated.

The Policy cannot be reinstated if it has been surrendered.

The amount of Cash Value on the date of reinstatement will be equal to the amount of any Policy Loan reinstated, increased by the Net Premiums paid at reinstatement, any Policy Loan paid at the time of reinstatement, and the amount of any surrender charge paid at the time of lapse.

The Insured must be alive on the date the Company approves the application for reinstatement. If the Insured is not then alive, such approval is void and of no effect.

The effective date of reinstatement will be the date the Company approves the application for reinstatement. There will be a full monthly deduction for the Policy Month which includes that date. (See Charges and Deductions - Monthly Deduction.)

The surrender charge in effect at the time of reinstatement will equal the surrender charge in effect at the time of lapse.

                           CHARGES AND DEDUCTIONS

Charges will be deducted in connection with the Policy to compensate the Company for providing the insurance benefits set forth in the Policy and any additional benefits added by rider, administering the Policies, incurring expenses in distributing the Policies, and assuming certain risks in connection with the Policy.

                           PREMIUM EXPENSE CHARGES

Prior to allocation of Net Premiums, premium payments will be reduced by premium expense charges consisting of a sales charge and a charge for premium taxes. The premium payment less the premium expense charge equals the Net Premium.

SALES CHARGE. A sales charge will be deducted from each premium payment to partially compensate the Company for expenses incurred in distributing the Policy and any additional benefits provided by riders. The Company currently intends to deduct a sales charge determined according to the following schedule:
     Policy Year 1       15% of premium up to Target
                          5% of premium above Target
     Policy Years 2-10    5% of all premium paid
     Policy Years 11+     2% of all premium paid
For policies issued in the state of Oregon, the amounts shown above are increased by 2%. Consistent with the requirements of the Texas non-forfeiture laws, the guaranteed sales charge varies for policies issued in Texas. As of the date of this prospectus, the current sales charge for Texas policies is the same as shown above.

The expenses covered by the sales charge include agent sales commissions, the cost of printing Prospectuses and sales literature, and any advertising costs. Where Policies are issued to Insureds with higher mortality risks or to Insureds who have selected additional insurance benefits, a portion of the amount deducted for sales charge is used to pay distribution expenses and other costs associated with these additional coverages. No increase in this sales charge will occur that would result in an increase in the sales charge percentage deducted in any previous Policy year.

A Contingent Deferred Sales Charge is also imposed under certain circumstances for expenses incurred in distributing the Policies. That charge is discussed below.

To the extent that sales expenses are not recovered from the sales charge and the surrender charge, those expenses may be recovered from other sources, including the mortality and expense risk charge described below.

PREMIUM TAXES. Various states or other governing jurisdictions and their subdivisions impose a tax on premiums received by insurance companies. Premium taxes vary by jurisdiction. A deduction equal to the amount of the actual premium tax (if any) is taken from each premium payment for these taxes. The deduction allows the Company to pass through the amount of the taxes imposed on the policy by the state or other governing jurisdiction and any subdivisions thereof. State premium taxes currently range from 0% to 3.5% (4% in Puerto Rico), with an average of approximately 2.1%.

FEDERAL TAX CHARGE. This charge is designed to pass through the equivalent of the federal tax consequences applicable to the policy. The charge is currently 1.3% of premium paid, and is guaranteed not to increase except to the extent of any increases in the federal tax.

                              MONTHLY DEDUCTION

Charges will be deducted monthly from the Cash Value of each Policy ("the monthly deduction") to compensate the Company for (a) certain administrative costs; (b) the cost of insurance; and (c) the cost of optional benefits added by rider. The monthly deduction will be taken on the Investment Start Date and on each Monthly Anniversary. It will be allocated among the General Account and each Division of the Separate Account in the same proportion that a Policy's Cash Value in the General Account and the Policy's Cash Value in each Division bear to the total Cash Value of the Policy, less the Cash Value in the Loan Account, on the date the deduction is taken. Because portions of the monthly deduction, such as the cost of insurance, can vary from month to month, the monthly deduction itself can vary in amount from month to month.

SELECTION AND ISSUE EXPENSE CHARGE. During the first ten Policy Years, and during the first ten Policy Years following an increase in Face Amount, the Company generally assesses a monthly charge to cover the costs associated with the underwriting and issue of the policy or the increase. The monthly charge per $1,000 of face amount ranges from approximately 4 cents to 65 cents, and varies by issue age, risk class, and (except on unisex Policies) sex of the Insured. The duration of the guaranteed charges varies for policies issued in Texas to ensure compliance with the Texas non-forfeiture laws. On a current basis, as of the date of this prospectus, the duration is the same as described above.

MONTHLY ADMINISTRATIVE CHARGE. The Company has responsibility for the administration of the Policies and the Separate Account. Administrative expenses include premium billing and collection, record keeping, processing death benefit claims, cash surrenders, partial withdrawals, Policy changes, and reporting and overhead costs, processing applications, and establishing Policy records. As reimbursement for administrative expenses related to the maintenance of each Policy and the Separate Account, the Company assesses a monthly administration charge from each Policy. This charge is generally $25 per month in the first Policy Year, and $6 per month for all Policy Years thereafter, and is guaranteed not to increase while the Policy is in force.

The Company may administer the Policy itself, or may purchase administrative services from such sources (including affiliates) as may be available. Such services will be acquired on a basis which, in the Company's sole discretion, affords the best services at the lowest cost. The Company reserves the right to select a company to provide services which the Company deems, in its sole discretion, is the best able to perform such services in a satisfactory manner even though the costs for such services may be higher than would prevail elsewhere.

COST OF INSURANCE. The cost of insurance is deducted on each Monthly Anniversary for the following Policy Month. Because the cost of insurance depends upon a number of variables, the cost will vary for each Policy Month. The cost of insurance is determined separately for the initial Face Amount and for any subsequent increases in Face Amount. The Company will determine the cost of insurance charge by multiplying the applicable cost of insurance rate or rates by the net amount at risk (defined below) for each Policy Month.

The cost of insurance rates are determined at the beginning of each Policy Year for the initial Face Amount and each increase in Face Amount. The rates will be based on the Attained Age, duration, rate class, and (except for unisex Policies) sex of the Insured at issue or the date of an increase in Face Amount. (See Unisex Requirements Under Montana Law.) The cost of insurance rates generally increase as the Insured's Attained Age increases. The rate class of an Insured also will affect the cost of insurance rate. For the initial Face Amount, the Company will use the rate class on the Issue Date. For each increase in Face Amount, other than one caused by a change in the death benefit option, the Company will use the rate class applicable to that increase. If the death benefit equals a percentage of Cash Value, an increase in Cash Value will cause an automatic increase in the death benefit. The rate class for such increase will be the same as that used for the most recent increase that required proof of insurability.

The Company currently places Insureds into a preferred rate class, a standard rate class, or into rate classes involving a higher mortality risk. The degree of underwriting imposed may vary from full underwriting, to simplified issue underwriting, to guaranteed issue underwriting.

Actual cost of insurance rates may change, and the actual monthly cost of insurance rates will be determined by the Company based on its expectations as to future mortality experience. However, the actual cost of insurance rates will not be greater than the guaranteed cost of insurance rates set forth in the Policy. For fully underwritten, guaranteed issue and simplified issue Policies which are not in a substandard risk class, the guaranteed cost of insurance rates are equal to 100% of the rates set forth in the male/female smoker/non-smoker 1980 CSO Mortality Tables (1980 CSO Tables NA and SA and 1980 CSO Tables NG and SG for sex distinct; 1980 CSO Tables NB and SB for unisex policies issued in qualified pension plans; 1980 CSO Tables NA and SA for unisex policies issued in compliance with Montana law), for the age nearest birthday. Higher rates apply if the Insured is determined to be in a substandard risk class.

In two otherwise identical Policies, an Insured in the preferred rate class will have a lower cost of insurance than an Insured in a rate class involving higher mortality risk. Each rate class is also divided into two categories: smokers and nonsmokers. Nonsmoker Insureds will generally incur a lower cost of insurance than similarly situated Insureds who smoke. (Insureds under Attained Age 20 are automatically assigned to the non-smoker rate class.) Policies issued with simplified underwriting or guaranteed issue will in general incur a higher cost of insurance than fully underwritten Policies. Guaranteed issue Policies will in general incur the highest current or actual cost of insurance rates.

The net amount at risk for a Policy Month is (a) the death benefit at the beginning of the Policy Month divided by 1.0032737 (which reduces the net amount at risk, solely for purposes of computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%), less
(b) the Cash Value at the beginning of the Policy Month. If there is an increase in the Face Amount, a net amount at risk will be calculated separately for the initial Face Amount and for each increase in Face Amount. If Death Benefit Option A or Death Option C is in effect, for purposes of determining the net amounts at risk for the initial Face Amount and for each increase in Face Amount, Cash Value will first be considered a part of the initial Face Amount. If the Cash Value is greater than the initial Face Amount, the excess Cash Value will then be considered a part of each increase in order, starting with the first increase. If Death Benefit Option B is in effect, the net amount at risk will be determined separately for the initial Face Amount and for each increase in Face Amount. In calculating the cost of insurance charges, the cost of insurance rate for a Face Amount is applied to the net amount at risk for that Face Amount.

ADDITIONAL INSURANCE BENEFITS. The monthly deduction will include charges for any additional benefits provided by rider. (See General Matters - Additional Insurance Benefits.)

                  CONTINGENT DEFERRED SALES CHARGE ("CDSC")

For a period of up to ten years after the Issue Date, and for a period of up to ten years following an increase in the Face Amount, the Company will impose a CDSC upon surrender or lapse of the Policy, upon a partial withdrawal, or upon a Pro-Rata Surrender. The amount of the charge assessed will depend upon a number of factors, including the type of event (a full surrender, lapse, or partial withdrawal), the amount of any premium payments made under the Policy prior to the event, and the number of Policy Years having elapsed since the Policy was issued.

The Contingent Deferred Sales Charge compensates the Company for expenses relating to the distribution of the Policy, including agents' commissions, advertising, and the printing of the Prospectus and sales literature.

CALCULATION OF CHARGE. If a Policy is surrendered, the charge will not exceed the Contingent Deferred Sales Charge Percentage multiplied by the annual Target Premium attributable to the base policy or to the increase in Face Amount.

The Contingent Deferred Sales Charge Percentage is shown in the following table.

                      CONTINGENT DEFERRED SALES CHARGE
                              PERCENTAGE TABLE

   IF SURRENDER OR LAPSE                       THE PERCENTAGE OF THE
OCCURS IN THE LAST MONTH OF                    ANNUAL TARGET PREMIUM
        POLICY YEAR:                                PAYABLE IS:
        1 through 5                                     45%
             6                                          40%
             7                                          30%
             8                                          20%
             9                                          10%
        10 and later                                     0%

In addition, the percentages are reduced equally for each Policy Month during the years shown. For example, during the seventh year, the percentage is reduced equally each month from 40% at the end of the sixth Year to 30% at the end of the seventh Year. This table may be modified if required by law or regulation of the governing jurisdiction.

CHARGE ASSESSED UPON PARTIAL WITHDRAWALS OR PRO-RATA SURRENDER. The amount of the Contingent Deferred Sales Charge deducted upon a partial withdrawal or Pro-Rata Surrender will equal a fraction of the charge that would be deducted if the Policy were surrendered at that time. The fraction will be determined by dividing the amount of the withdrawal of cash by the Cash Value before the withdrawal and multiplying the result by the charge. Immediately after a withdrawal, the Policy's remaining surrender charge will equal the amount of the surrender charge immediately before the withdrawal less the amount deducted in connection with the withdrawal.

TRANSACTION CHARGES. There are no transaction charges for processing the first twelve transfers or partial withdrawals in a policy year. There is a charge of $25 for each transfer or partial withdrawal in excess of twelve.

ADJUSTMENT OF CHARGES. The Policy is available for purchase by individuals, corporations, and other institutions. For certain individuals and certain corporate or other group or sponsored arrangements purchasing one or more Policies, General American may waive or adjust the amount of the Sales Charge, Contingent Deferred Sales Charge, monthly administrative charge, or other charges where the expenses associated with the sale of the Policy or Policies or the underwriting or other administrative costs associated with the Policy or Policies warrant an adjustment.

Sales, underwriting, or other administrative expenses may be reduced for reasons such as expected economies resulting from a corporate purchase or a group or sponsored arrangement; from the amount of the initial premium payment or payments; or from the amount of projected premium payments. General American will determine in its discretion if, and in what amount, an adjustment is appropriate. The Company may modify its criteria for qualification for adjustment of charges as experience is gained, subject to the limitation that such adjustments will not be unfairly discriminatory against the interests of any Owner.

                          SEPARATE ACCOUNT CHARGES

MORTALITY AND EXPENSE RISK CHARGE. General American will deduct a daily charge from the Separate Account. The amount of the deduction is determined as a percentage of the average net assets of each Division of the Separate Account. The daily deduction percentages, and the equivalent effective annual rate, are:

   POLICY YEARS        DAILY CHARGE         ANNUAL
                          FACTOR          EQUIVALENT
       1-10             .0015027%            0.55%
       11-20            .0012301%            0.45%
        21+             .0009572%            0.35%

This deduction is guaranteed not to increase while the Policy is in force. General American may realize a profit from this charge.

The mortality risk assumed by General American is that Insureds may die sooner than anticipated and that therefore General American will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the Policy will exceed the amounts realized from the administrative charges assessed against the Policy.


FUND EXPENSES. The value of the net assets of the Separate Account will reflect the investment advisory fee and other expenses incurred by the underlying investment companies. A summary of the annual Fund operating expenses is provided on page 8 of this prospectus. See the prospectuses for the respective Funds for a description of investment advisory fees and other expenses.


TAXES. No charges are currently made to the Separate Account for Federal, state, or local taxes that the Company incurs which may be attributable to such Separate Account or to the Policy. The Company may make such a charge for any such taxes or economic burden resulting from the application of the tax laws that it determines to be properly attributable to the Separate Account or to the Policy. (See Federal Tax Matters.)

                                  DIVIDENDS


The Policy is issued both as a participating Policy and as a non-participating Policy. However, we do not anticipate that the Policy will share in the divisible surplus of the Company in the form of a dividend.


                             THE GENERAL ACCOUNT

Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 and the General Account has not been registered as an investment company under the 1940 Act. Accordingly, neither the General Account nor any interests therein are subject to the provisions of these Acts and, as a result, the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the General Account. The disclosure regarding the General Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

                             GENERAL DESCRIPTION

The General Account consists of all assets owned by General American other than those in the Separate Account and other separate accounts. Subject to applicable law, General American has sole discretion over the investment of the assets of the General Account.

At issue, General American will determine the maximum percentage of the non-borrowed Cash Value that may be allocated, either initially or by transfer, to the General Account. The ability to allocate Net Premiums or to transfer Cash Value to the General Account may not be made available, in the Company's discretion, under certain Policies. Further, the option may be limited with respect to some Policies. The Company may, from time to time, adjust the extent to which premiums or Cash Value may be allocated to the General Account (the "maximum allocation percentage"). Such adjustments may not be uniform as to all Policies. General American may at any time modify the General Account maximum allocation percent. Subject to this maximum, an Owner may elect to allocate Net Premiums to the General Account, the Separate Account, or both. Subject to this maximum, the Owner may also transfer Cash Value from the Divisions of the Separate Account to the General Account, or from the General Account to the Divisions of the Separate Account. The allocation of Net Premiums or the transfer of Cash Value to the General Account does not entitle an Owner to share in the investment experience of the General Account. Instead, General American guarantees that Cash Value allocated to the General Account will accrue interest at a rate of at least 4%, compounded annually, independent of the actual investment experience of the General Account.

The Loan Account is part of the General Account.

                                 THE POLICY

This Prospectus describes a flexible premium variable life insurance policy. This Prospectus is generally intended to serve as a disclosure document only for the aspects of the Policy relating to the Separate Account. For complete details regarding the General Account, see the Policy itself.

                          GENERAL ACCOUNT BENEFITS

If the Owner allocates all Net Premiums only to the General Account and makes no transfers, partial withdrawals, Pro-Rata Surrenders, or Policy Loans, the entire investment risk will be borne by General American, and General American guarantees that it will pay at least a minimum specified death benefit. The Owner may select Death Benefit Option A, B or C under the Policy and may change the Policy's Face Amount subject to satisfactory evidence of insurability.

                         GENERAL ACCOUNT CASH VALUE

Net Premiums allocated to the General Account are credited to the Cash Value. General American bears the full investment risk for these amounts and guarantees that interest will be credited to each Owner's Cash Value in the General Account at a rate of no less than 4% per year, compounded annually. General American may, AT ITS SOLE DISCRETION, credit a higher rate of interest, although it is not obligated to credit interest in excess of 4% per year, and might not do so. ANY INTEREST CREDITED ON THE POLICY'S CASH VALUE IN THE GENERAL ACCOUNT IN EXCESS OF THE GUARANTEED MINIMUM RATE OF 4% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF GENERAL AMERICAN. THE POLICY OWNER ASSUMES THE RISK THAT INTEREST CREDITED MAY NOT EXCEED THE GUARANTEED MINIMUM RATE OF 4% PER YEAR. If excess interest is credited, a different rate of interest may be applied to the Cash Value in the Loan Account. The Cash Value in the General Account will be calculated on each Monthly Anniversary of the Policy.

General American guarantees that, on each Valuation Date, the Cash Value in the General Account will be the amount of the Net Premiums allocated or Cash Value transferred to the General Account, plus interest at the rate of 4% per year, plus any excess interest which General American credits and any amounts transferred into the General Account, less the sum of all Policy charges allocable to the General Account and any amounts deducted from the General Account in connection with partial withdrawals, Pro-Rata Surrenders, surrender charges or transfers to the Separate Account.

         TRANSFERS, SURRENDERS, PARTIAL WITHDRAWALS AND POLICY LOANS

After the first Policy Year, a portion of Cash Value may be withdrawn from the General Account or transferred from the General Account to the Separate Account. A partial withdrawal, net of any applicable surrender charges, and any transfer must be at least $500 or, the Policy's entire Cash Value in the General Account if less than $500. No amount may be withdrawn from the General Account that would result in there being insufficient Cash Value to meet any surrender charges that would be payable immediately following the withdrawal upon the surrender of the remaining Cash Value of the Policy. The total amount of transfers and withdrawals in a Policy Year may not exceed a Maximum Amount equal to the greater of (a) 25% of a Policy's Cash Surrender Value in the General Account at the beginning of the Policy Year, or (b) the previous Policy Year's Maximum Amount (not to exceed the total Cash Surrender Value of the Policy).

Transfers to the General Account are limited by the maximum allocation percentage (described below) in effect for a Policy at the time a transfer request is made.

Policy Loans may also be made from the Policy's Cash Value in the General
Account.

Loans and withdrawals from the General Account may have Federal income tax consequences. (See Federal Tax Matters.)

There is no transaction charge for the first twelve partial withdrawals or requested transfers in a Policy Year. General American will impose a charge of $25 for each partial withdrawal or requested transfer in excess of twelve in a Policy Year. General American may revoke or modify the privilege of transferring amounts to or from the General Account at any time. Partial withdrawals and Pro-Rata Surrenders will result in the imposition of the applicable surrender charge.

Transfers, surrenders, partial withdrawals and Pro-Rata Surrenders payable from the General Account and the payment of Policy Loans allocated to the General Account may, subject to certain limitations, be delayed for up to six months. However, if payment is deferred for 30 days or more, General American will pay interest at the rate of 2.5% per year for the period of the deferment. Amounts from the General Account used to pay premiums on policies with General American will not be delayed.

                               GENERAL MATTERS

             POSTPONEMENT OF PAYMENTS FROM THE SEPARATE ACCOUNT

The Company usually pays amounts payable on partial withdrawal, Pro-Rata Surrender, surrender, or Policy Loan allocated to the Separate Account Divisions within seven days after written notice is received. Payment of any amount payable from the Divisions of the Separate Account upon surrender, partial withdrawals, Pro-Rata Surrender, or death of Insured, as well as payments of a Policy Loan and transfers, may be postponed whenever: (1) the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC; (2) the SEC by order permits postponement for the protection of Owners; or (3) an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets. The Company may defer payment of the portion of any Policy Loan from the General Account for not more than six months.

Payments under the Policy of any amounts derived from premiums paid by check may be delayed until the Owner's check has cleared the bank upon which it was drawn.

                                THE CONTRACT

The Policy, the attached application, any riders, endorsements, any application for an increase in Face Amount, and any application for reinstatement constitute the entire contract. All statements made by the Insured in the application and any supplemental applications can be used to contest a claim or the validity of the Policy. Any change to the Policy must be in writing and approved by the President, a Vice President, or the Secretary of the Company. No agent has the authority to alter or modify any of the terms, conditions, or agreements of the Policy or to waive any of its provisions.

                              CONTROL OF POLICY

The Insured is the Owner of the Policy unless another person or entity is shown as the Owner in the application. Ownership may be changed, however, as described below. The Owner is entitled to all rights provided by the Policy. Any person whose rights of ownership depend upon some future event does not possess any present rights of ownership. If there is more than one Owner at a given time, all Owners must exercise the rights of ownership by joint action. If the Owner dies, and the Owner is not the Insured, the Owner's interest in the Policy becomes the property of his or her estate unless otherwise provided. Unless otherwise provided, the Policy is jointly owned by all Owners named in the Policy or by the survivors of those joint Owners. Unless otherwise stated in the Policy, the final Owner is the estate of the last joint Owner to die. The Company may rely on the written request of any trustee of a trust which is the Owner of the Policy, and the Company is not responsible for the proper administration of any such trust.

                                 BENEFICIARY

The Beneficiary(ies) is (are) the person(s) specified in the application or by later designation. Unless otherwise stated in the Policy, the Beneficiary has no rights in a Policy before the death of the Insured. If there is more than one Beneficiary at the death of the Insured, each Beneficiary will receive equal payments unless otherwise provided by the Owner. If no Beneficiary is living at the death of the Insured, the proceeds will be payable to the Owner or, if the Owner is not living, to the Owner's estate.

The Company permits the designation of various types of trusts as Beneficiary(ies), including trusts for minor beneficiaries, trusts under a will, and trusts under a separate written agreement. An Owner is also permitted to designate several types of beneficiaries, including business beneficiaries.

                       CHANGE OF OWNER OR BENEFICIARY

The Owner may change the ownership and/or Beneficiary designation by written request in a form acceptable to the Company at any time during the Insured's lifetime subject to any restrictions stated in the Policy and this Prospectus. The Company may require that the Policy be returned for endorsement of any change. If acceptable to us, the change will take effect as of the date the request is signed, whether or not the Insured is living when the request is received at the Company's Home Office. The Company is not liable for any payment made or action taken before the Company received the written request for change. If the Owner is also a Beneficiary of the Policy at the time of the Insured's death, the Owner may, within sixty days of the Insured's death, designate another person to receive the Policy proceeds. Any change will be subject to any assignment of the Policy or any other legal restrictions.

                               POLICY CHANGES

The Company reserves the right to limit the number of changes to a Policy to one per Policy Year and to restrict changes in the first Policy Year. Currently, only one change is permitted during any Policy Year and no change may be made during the first Policy Year. For this purpose, changes include increases or decreases in Face Amount and changes in the death benefit option. No change will be permitted, if as a result, the Policy would fail to satisfy the definition of life insurance in Section 7702 of the Internal Revenue Code or any applicable successor provision.

                          CONFORMITY WITH STATUTES

If any provision in a Policy is in conflict with the laws of the state governing the Policy, the provision will be deemed to be amended to conform to such laws. In addition, the Company reserves the right to change the Policy if it determines that a change is necessary to cause this Policy to comply with, or give the Owner the benefit of any Federal or state statute, rule, or regulation, including, but not limited to, requirements of the Internal Revenue Code, or its regulations or published rulings.

                             CLAIMS OF CREDITORS

To the extent permitted by law, neither the Policy nor any payment under it will be subject to the claims of creditors or to any legal process.

                              INCONTESTABILITY

The Policy is incontestable after it has been in force for two years from the Issue Date during the lifetime of the Insured. An increase in Face Amount or addition of a rider after the Issue Date is incontestable after such increase or addition has been in force for two years from its effective date during the lifetime of the Insured. Any reinstatement of a Policy is incontestable only after it has been in force during the lifetime of the Insured for two years after the effective date of the reinstatement.

                                 ASSIGNMENT

The Company will be bound by an assignment of a Policy only if: (a) the assignment is in writing; (b) the original assignment instrument or a certified copy thereof is filed with the Company at its Home Office; and (c) the Company returns an acknowledged copy of the assignment instrument to the Owner. The Company is not responsible for determining the validity of any assignment. Payment of Policy proceeds is subject to the rights of any assignee of record. If a claim is based on an assignment, the Company may require proof of the interest of the claimant. A valid assignment will take precedence over the claim of any Beneficiary.

                                   SUICIDE

Suicide within two years of the Issue Date is not covered by the Policy. If the Insured dies by suicide, while sane or insane, within two years from the Issue Date (or within the maximum period permitted by the laws of the state in which the Policy was delivered, if less than two years), the amount payable will be limited to premiums paid, less any partial withdrawals and outstanding Indebtedness subject to certain limitations, if the Insured, while sane or insane, dies by suicide within two years after the effective date of an increase in Face Amount, the death benefit for that increase will be limited to the amount of the monthly deductions for the increase.

If the Insured is a Missouri citizen when the Policy is issued, this provision does not apply on the Issue Date of the Policy, or on the effective date of any increase in Face Amount, unless the Insured intended suicide when the Policy, or the increase in Face Amount, was applied for.

                 MISSTATEMENT OF AGE OR SEX AND CORRECTIONS

If the age or sex (except in unisex Policies, see Unisex Requirements Under Montana Law) of the Insured has been misstated in the application, the amount of the death benefit will be that which the most recent cost of insurance charge would have purchased for the correct age and sex.

Any payment or Policy changes made by the Company in good faith, relying on its records or evidence supplied with respect to such payment, will fully discharge the Company's duty. The Company reserves the right to correct any errors in the Policy.

                        ADDITIONAL INSURANCE BENEFITS

Subject to certain requirements, one or more of the following additional insurance benefits may be added to a Policy by rider. The descriptions below are intended to be general; the terms of the Policy riders providing the additional benefits may vary from state to state, and the Policy should be consulted. The cost of any additional insurance benefits which require additional charges will be deducted as part of the monthly deduction from the Policy's Cash Value. (See Charges and Deductions - Monthly Deduction.) Certain restrictions may apply and are described in the applicable rider. An insurance agent authorized to sell the Policy can describe these extra benefits further. Samples of the provisions are available from General American upon written request.

WAIVER OF MONTHLY DEDUCTION RIDER. Provides for the waiver of the monthly deductions while the Insured is totally disabled, subject to certain limitations described in the rider. The Insured must have become disabled after age 5 and before age 65.

WAIVER OF SPECIFIED PREMIUM RIDER. Provides for crediting the Policy's Cash Value with a specified monthly premium while the Insured is totally disabled. The monthly premium selected at issue is not guaranteed to keep the Policy in force. The Insured must have become disabled after age 5 and before age 65.

ADJUSTABLE BENEFIT TERM RIDER. This rider allows an employer who is the Owner to provide adjustable term insurance to comply with the terms of an associated employee benefit plan. The increase in coverage occurs on each Policy Anniversary.

ANNIVERSARY PARTIAL WITHDRAWAL RIDER. This rider allows the owner to withdraw up to 15% of the Policy's Cash Surrender Value on any Policy Anniversary without reducing the Face Amount. A Contingent Deferred Sales Charge will still apply.

GUARANTEED SURVIVOR PURCHASE OPTION (GSPO-PLUS). This rider grants the policy Owner or the Insured's Beneficiary the option to purchase, upon the death of the Insured, on the 10th anniversary of the rider, and on the rider anniversary nearest the Designated Life's 65th birthday, a specified amount of additional insurance coverage on the Designated Life (or Lives) without furnishing evidence of insurability.

SUPPLEMENTAL COVERAGE TERM RIDER. This rider provides level term insurance on the life of the Insured under the base policy. It can be added only at issue. It cannot be increased or added to an existing Policy.

PRELIMINARY TERM INSURANCE. This rider provides preliminary term insurance from the date of hire of a new employee until the plan anniversary when a corporate-sponsored Policy is issued. The rider provides level term insurance equal to the initial face amount of the Policy and all attached riders.

ACCELERATED BENEFIT RIDER. This rider provides a benefit to the Owner if the Insured becomes terminally ill and is not expected to live more then twelve months. The Owner may receive 25%, 50% or 75% (but no more than $250,000) of the eligible proceeds in a lump sum. "Eligible proceeds" means the death benefit that would have been payable had the insured died on the date the rider is exercised.

CHILDREN'S INSURANCE RIDER. This rider allows the Policy Owner to add term insurance coverage on his or her children.

SECONDARY GUARANTEE RIDER. This rider guarantees that if, during the secondary guarantee period, the sum of all premiums paid on the Policy, reduced by any partial withdrawals and any outstanding loan balance, is greater than or equal to the sum of the secondary guarantee premiums required since the Issue Date, the Policy will not lapse as a result of a Cash Value less any loans, loans interest due, and any surrender charge being insufficient to pay the monthly deduction.

The secondary guarantee period is the lesser of twenty Policy Years, or the number of Policy Years until the Insured reaches Attained Age 70. For Policies issued after Attained Age 60, the secondary guarantee period is ten Policy Years.

LIFETIME COVERAGE RIDER. This rider provides the continuation of the Policy's face amount beyond age 100, provided the policy remains in force to age 100 with a positive cash surrender value. If the Policy is in force after the Insured's Attained Age 100, the death benefit will be the greater of the face amount or 101% of the Cash Value.

                             RECORDS AND REPORTS

The Company will maintain all records relating to the Separate Account and will mail to the Owner once each Policy Year, at the last known address of record, a report which shows the current Policy values, premiums paid, deductions made since the last report, and any outstanding Policy Loans. The Owner will also be sent a periodic report for each Fund. Receipt of premium payments, transfers, partial withdrawals, Pro-Rata Surrenders, Policy Loans, loan repayments, changes in death benefit options, increases or decreases in Face Amount, surrenders and reinstatements will be confirmed promptly following each transaction.

An Owner may request in writing a projection of illustrated future Cash Surrender Values and death benefits. This projection will be furnished by the Company for a nominal fee which will not exceed $25.

                        DISTRIBUTION OF THE POLICIES


The Policy will be sold by individuals who, in addition to being licensed as life insurance agents for the Company, are also registered representatives of Walnut Street Securities, Inc. ("Walnut Street"), the principal underwriter of the Policy, or of broker-dealers who have entered into written sales agreements with Walnut Street. Walnut Street was incorporated under the laws of Missouri in 1984 and is a wholly-owned subsidiary of GenAmerica Financial Corporation. Walnut Street is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. No director or officer of Walnut Street owns any units in the Separate Account.

On or about July 1, 2001, General American Distributors, Inc., Member NASD/SIPC, will become the principal underwriter of the Policies. General American Distributors, Inc. is a wholly-owned subsidiary of GenAmerica Financial Corporation.


Writing agents will receive commissions based on a commission schedule and rules. Currently, agent first-year commissions equal 50% of target premiums and 2.25% of excess premium paid in Policy Year 1. In renewal years, the agent commissions vary from 1.0% to 2.0% of premiums paid in Policy Years 2 and later, depending on the agent's contract type. An additional service fee, determined as a percentage of the Policy's unloaned Cash Value, is also paid. The percentage varies by Policy Year from 0% to 0.20% of average monthly unloaned assets. In addition, the Company, general agent, and writing agent may enter into agreements that compensate the writing agent for basic expenses, renewal overrides, and incentive bonuses. Reductions may be possible under the circumstances outlined in the section entitled Adjustment of Charges. General Agents receive compensation which may be in part based on the level of agent commissions in their agencies.

As principal underwriter for the Policies, Walnut Street receives commission income. Walnut Street receives an administrative fee of 2% of premium from sales of the Policies.

The general agent commission schedules and rules differ for different types of agency contracts.

General American may use other distribution channels to sell the non-participating version of the Policy.

                             FEDERAL TAX MATTERS

                                INTRODUCTION

The following summary provides a general description of the Federal income tax considerations associated with the Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Counsel or other competent tax Advisors should be consulted for more complete information. This discussion is based upon General American's understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of continuation of the present Federal income tax laws or of the current interpretations by the Internal Revenue Service.

                          TAX STATUS OF THE POLICY

Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code") includes a definition of a life insurance contract for Federal tax purposes. The Secretary of the Treasury (the "Treasury") issued proposed regulations which specify what will be considered reasonable mortality charges under
Section 7702. Guidance as to how Section 7702 is to be applied is, however, limited. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such Policy would not provide most of the tax advantages normally provided by a life insurance policy.

With respect to a Policy issued on a basis of a standard premium class or on a guaranteed or simplified issue basis, while there is some uncertainty due to the limited guidance under Section 7702, the Company believes that such a Policy should meet the Section 7702 definition of a life insurance contract. However, with respect to a Policy issued on a substandard basis (i.e., a premium class involving higher than standard mortality risk), it is not clear whether such a Policy would satisfy Section 7702, particularly if the Owner pays the full amount of premiums permitted under the Policy.

If it is subsequently determined that a Policy does not satisfy Section 7702, the Company will take whatever steps are appropriate and necessary to attempt to cause such a Policy to comply with Section 7702, including possibly refunding any premiums paid that exceed the limitations allowable under Section 7702 (together with interest or other earnings on any such premiums refunded as required by law). For these reasons, the Company reserves the right to modify the Policy as necessary to attempt to qualify it as a life insurance contract under Section 7702.

Section 817(h) of the Code authorizes the Treasury to set standards by regulation or otherwise for the investments of the Separate Account to be "adequately diversified" in order for the Policy to be treated as a life insurance contract for Federal tax purposes. The Separate Account, intends to comply with the diversification requirements prescribed by the Treasury in Regulation Section 1.817-5, which affect how assets may be invested. Although General American does not control the Funds, it has entered into agreements, which require these investment companies to be operated in compliance with the requirements prescribed by the Treasury.


The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets, for federal income tax purposes, if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. If that were to be determined to be the case, income and gains from the separate account assets would be includible in the variable contract owner's gross income.


The ownership rights under the Policy are different in certain respects from those described by the IRS in rulings in which it was determined that policy owners were not owners of separate account assets. For example, the Owner has additional flexibility in allocating Premium payments and Policy Values. These differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Policy as necessary to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account.

The following discussion assumes that the Policy will qualify as a life insurance contract for Federal income tax purposes.

l. TAX TREATMENT OF POLICY BENEFITS. In general, the Company believes that the proceeds and Cash Value increases of a Policy should be treated in a manner consistent with a fixed-benefit life insurance policy for Federal income tax purposes. Thus, the death benefit under the Policy should be excludable from the gross income of the Beneficiary under Section 101(a)(1) of the Code, unless a transfer for value (generally a sale of the policy) has occurred.

Many changes or transactions involving a Policy may have tax consequences, depending on the circumstances. Such changes include, but are not limited to, the exchange of the Policy, a change of the Policy's Face Amount, a Policy Loan, an additional premium payment, a Policy lapse with an outstanding Policy Loan, a partial withdrawal, or a surrender of the Policy. In addition, Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of Policy proceeds depend upon the circumstances of each Owner or Beneficiary. A competent tax adviser should be consulted for further information.

A Policy may also be used in various arrangements, including non-qualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of a Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax adviser regarding the tax attributes of the particular arrangement.


Generally, the Owner will not be deemed to be in constructive receipt of the Policy's Cash Value, including increments thereof, under the Policy until there is a distribution. Under a complete surrender or lapse of any Policy, if the amount received plus the amount of outstanding Indebtedness exceeds the total investments in the Policy, the excess will generally be treated as ordinary income subject to tax. The tax consequences of other distributions from, and Policy Loans taken from or secured by, a Policy depend upon whether the Policy is classified as a "modified endowment contract".


2. MODIFIED ENDOWMENT CONTRACTS. A policy may be treated as a modified endowment contract depending upon the amount of premiums paid in relation to the death benefit provided under such Policy. The premium limitation rules for determining whether a Policy is a modified endowment contract are extremely complex. In general, however, a Policy will be a modified endowment contract if the accumulated premiums paid at any time during the first seven Policy Years exceed the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums.

In addition, if a Policy is "materially changed" it may cause such Policy to be treated as a modified endowment contract. The material change rules for determining whether a Policy is a modified endowment contract are also extremely complex. In general, however, the determination of whether a Policy will be a modified endowment contract after a material change generally depends upon the relationship among the death benefit at the time of such change, the Cash Value at the time of the change and the additional premiums paid in the seven Policy Years starting with the date on which the material change occurs.

Moreover, a life insurance contract received in exchange for a life insurance contract classified as a modified endowment contract will also be treated as a modified endowment contract. A reduction in a Policy's benefits may also cause such Policy to become a modified endowment contract.

Due to the Policy's flexibility, classification of a Policy as a modified endowment contract will depend upon the circumstances of each Policy. The Company has, however, adopted administrative steps designed to protect an Owner against the possibility that the Policy might become a modified endowment contract. The Company believes the safeguards are adequate for most situations, but it cannot provide complete assurance that a Policy will not be classified as a modified endowment contract. At the time a premium is credited which would cause the Policy to become a modified endowment contract, the Company will notify the Owner that unless a refund of the excess premium is requested by the Owner, the Policy will become a modified endowment contract. The Owner will have 30 days after receiving such notification to request the refund. The excess premium paid will be returned to the Owner upon receipt by the Company of the refund request. The amount to be refunded will be deducted from the Policy Cash Value in the Divisions of the Separate Account and in the General Account in the same proportion as the premium payment was allocated to such Divisions.

Accordingly, a prospective Owner should contact a competent tax adviser before purchasing a Policy to determine the circumstances under which the Policy would be a modified endowment contract. In addition, an Owner should contact a competent tax adviser before paying any additional premiums or making any other change to, including an exchange of, a Policy to determine whether such premium or change would cause the Policy (or the new Policy in the case of an exchange) to be treated as a modified endowment contract.

3. DISTRIBUTIONS FROM POLICIES CLASSIFIED AS MODIFIED ENDOWMENT CONTRACT. Policies classified as modified endowment contracts will be subject to the following tax rules:
First, all distributions, including distributions upon surrender, from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Cash Value immediately before the distribution over the investment in the Policy (described below) at such time. Second, Policy Loans taken from, or secured by, such a Policy, as well as due but unpaid interest thereon, are treated as distributions from such a Policy and taxed accordingly. Third, a 10 percent additional income tax is imposed on the portion of any distribution from, or Policy Loan taken from or secured by, such a Policy that (a) is included in income, except where the distribution or Policy Loan is made on or after the Owner attains age
59 1/2, (b) is attributable to the Owner's becoming disabled, or (c) is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's Beneficiary.

4. DISTRIBUTIONS FROM POLICIES NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACT. Distributions from Policies not classified as a modified endowment contracts are generally treated as first recovering the investment in the Policy (described below) and then, only after the return of all such investment in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit (possibly including a partial withdrawal) or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in cash distribution to the Owner in order for the Policy to continue complying with the Section 7702 definitional limits. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702.

Policy Loans from, or secured by, a Policy that is not a modified endowment contract are not treated as distributions. Instead, such loans are treated as indebtedness of the Owner.

Upon a complete surrender or lapse of a Policy that is not a modified endowment contract, if the amount received plus the amount of indebtedness exceeds the total investment in the Policy, the excess will generally be treated as ordinary income subject to tax.

Neither distributions (including distributions upon surrender or lapse) nor Policy Loans from, or secured by, a Policy that is not a modified endowment contract are subject to the 10 percent additional income tax.

If a Policy which is not a modified endowment contract subsequently becomes a modified endowment contract, then any distribution made from the Policy within two years prior to the date of such change in status may become taxable.


5. POLICY LOANS. Generally, interest paid on any loan under a life insurance Policy owned by an individual is not deductible. In addition, interest on any loan under a life insurance Policy owned by a business taxpayer on the life of any individual who is an officer of or is financially interested in the business carried on by that taxpayer is deductible only under certain very limited circumstances. AN OWNER SHOULD CONSULT A COMPETENT TAX ADVISER BEFORE DEDUCTING ANY LOAN INTEREST. If a Policy Loan is outstanding when a Policy is canceled or lapses, the amount of the outstanding Indebtedness will be added to the amount distributed and will be taxed accordingly.


6. INTEREST EXPENSE ON UNRELATED INDEBTEDNESS. Under provisions added to the Code in 1997 for policies issued after June 8, 1997, if a business taxpayer owns or is the beneficiary of a Policy on the life of any individual who is not an officer, director, employee, or 20 percent owner of the business, and the taxpayer also has debt unrelated to the Policy, a portion of the taxpayer's unrelated interest expense deductions may be lost. No business taxpayer should purchase, exchange, or increase the death benefit under a Policy on the life of any individual who is not an officer, director, employee, or 20 percent owner of the business without first consulting a competent tax Advisor.

7. INVESTMENT IN THE POLICY. Investment in the Policy means (i) the aggregate amount of any premiums or other consideration paid for a Policy, minus (ii) the aggregate amount received under the Policy which is excluded from gross income of the Owner (except that the amount of any Policy Loan from, or secured by, a Policy that is a modified endowment contract, to the extent such amount is excluded from gross income, will be disregarded), plus
(iii) the amount of any Policy Loan from, or secured by, a Policy that is a modified endowment contract to the extent that such amount is included in the gross income of the Owner.

8. MULTIPLE POLICIES. All modified endowment contracts that are issued by the Company (or its affiliates) to the same Owner during any calendar year are treated as one modified endowment contract for purposes of determining the amount includible in gross income under Section 72(e) of the Code.

9. POSSIBLE CHARGE FOR TAXES. At the present time, the Company makes no charge to the Separate Account for any Federal, state, or local taxes (as opposed to Premium Tax Charges which are deducted from premium payments) that it incurs which may be attributable to such Separate Account or to the Policies. The Company, however, reserves the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that it determines to be properly attributable to the Separate Account or to the Policies.

                    UNISEX REQUIREMENTS UNDER MONTANA LAW

The State of Montana generally prohibits the use of actuarial tables that distinguish between men and women in determining premiums and Policy benefits for policies issued on the lives of their residents. Therefore, all Policies offered by this Prospectus to insure residents of Montana will have premiums and benefits which are based on actuarial tables that do not differentiate on the basis of sex.

                SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS

General American holds the assets of the Separate Account in a custodial account in its name at the Bank of New York. The Company maintains records of all purchases and redemptions of applicable Fund shares by each of the Divisions. Additional protection for the assets of the Separate Account is afforded by a blanket fidelity bond issued by Lloyd's Underwriters in the amount of five million dollars, covering all officers and employees of the Company who have access to the assets of the Separate Account.

                                VOTING RIGHTS

Based on its understanding of current applicable legal requirements, the Company will vote the shares of the Funds held in the Separate Account at regular and special shareholder meetings of the mutual funds in accordance with the instructions received from persons having voting interests in the corresponding Divisions of the Separate Account. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote shares of the Fund in its own right, it may elect to do so. No voting privileges apply to the Policies with respect to Cash Value removed from the Separate Account as a result of a Policy Loan.

The number of votes which an Owner has the right to instruct will be calculated separately for each Division. Voting rights reflect the dollar value of the total number of units of each Division of the Separate Account credited to the Owner at the record date, rather than the number of units alone. Fractional shares will be counted. The number of votes of the Fund which the Owner has the right to instruct will be determined as of the date coincident with the date established by that Fund for determining shareholders eligible. Voting instructions will be solicited by written communications prior to such meeting in accordance with procedures established by the mutual funds.

The company will vote shares of a Fund for which no timely instructions are received in proportion to the voting instructions which are received with respect to that Fund. The Company will also vote any shares of the Funds which are not attributable to Policies in the same proportion.

Each person having a voting interest in a Division will receive any proxy material, reports, and other materials relating to the appropriate Fund.

DISREGARD OF VOTING INSTRUCTIONS. The Company may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the subclassification or investment objective of the Fund or to approve or disapprove an investment Advisory contract for a Fund. In addition, the Company itself may disregard voting instructions in favor of changes initiated by an Owner in the investment policy or the investment adviser or sub-adviser of a Fund if the Company reasonably disapproves of such changes. A proposed change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities, or the Company determined that the change would have an adverse effect on its General Account in that the proposed investment policy for a Fund may result in overly speculative or unsound investments. If the Company disregards voting instructions, a summary of that action and the reasons for such action will be included in the next annual report to Owners.

                       STATE REGULATION OF THE COMPANY

The Company, a stock life insurance company organized under the laws of Missouri, and the Separate Account are subject to regulation by the Missouri Department of Insurance. An annual statement is filed with the Director of Insurance on or before March 1st of each year covering the operations and reporting on the financial condition of the Company as of December 31 of the preceding year. Periodically, the Director of Insurance examines the liabilities and reserves of the Company and the Separate Account and certifies their adequacy, and a full examination of the Company's operations is conducted by the National Association of Insurance Commissioners at least once every three years.

In addition, the Company is subject to the insurance laws and regulations of other states within which it is licensed or may become licensed to operate. Generally, the insurance departments of other states apply the laws of the state of domicile in determining permissible investments.

                                      MANAGEMENT OF THE COMPANY

                                                                    PRINCIPAL OCCUPATION (S)
                    NAME                                             DURING PAST FIVE YEARS*
                    ----                                             -----------------------

PRINCIPAL OFFICERS **
---------------------
Barry C. Cooper                               Vice President and Controller, 2/2000-present.  Vice President -
                                              Finance, GenAmerica Management Corp., 3/2000-present.  Vice
                                              President and Controller, 2/99-3/2000.  Second Vice President and
                                              Associate Controller, 6/95-2/99.

Kevin C. Eichner                              Chief Executive Officer, 9/2000-present.  President, 2/2000-present.
                                              President, Chief Executive Officer, and Director, GenAmerica
                                              Financial Corporation, 9/2000-present.  Executive Vice President of
                                              General American and President and Chairman of GenMark.  Chairman
                                              and Chief Executive Officer of Security Equity Life Insurance
                                              Company.  Chairman of Walnut Street Securities, 10/97-present.
                                              President and CEO, Collaborative Strategies, 1983-present. Chairman of both GeneraLife companies.  President, GenAm Holding Company.
                                              Chairman, General American Distributors, Inc.

Richard D. Evans                              Senior Vice President, 1/99-present.  Regional Vice President,
                                              7/95-1/99.

Timothy J. Klopfenstein                       Chief Financial Officer, GenAmerica Financial Corp., 1/2001-present.
                                              Vice President and CFO - Individual Line, 6/99-12/2000.  Actuarial
                                              Consultant, 6/98-5/99.  Vice President, Connecticut General Life
                                              Insurance, 1/98-5-98.  Vice President, Healthsource - Provident
                                              Administrators, 6/95-12/97.

Donald Lambert                                Vice President-10/2000-present.  Vice President, GenServe,
                                              1998-present.  Regional Vice President, 1990-1998.

Leland J. Launer, Jr.                         Treasurer-1/2001-present.  Treasurer, Metropolitan Life Insurance
                                              Company, 2/2000-present.

Richard A. Liddy                              Chairman, 9/2000-present.  Chairman, President and CEO,
                                              1/95-9/2000.  Chairman of the Executive Committee, 5/92-9/2000.
                                              President and CEO, 5/92-1/95.

Matthew P. McCauley                           Vice President, General Counsel, and Secretary, 1/2001-present.
                                              Vice President, Associate General Counsel, 1/95-1/2001

Daniel J. McDonald                            Senior Vice President-10/2000-present.  Senior Vice President -
                                              Special Markets, 8/99-10/2000.  President, Applied Innovative
                                              Monetary Solutions, 9/96-8/2000.  Regional CEO, Lincoln Financial
                                              Group, 5/92-9/96.

Richard J. Miller                             Senior Vice President - GenAmerica Advisory Sales, 8/2000-present.
                                              President and CEO, Walnut Street Securities, 1/97-present.  General
                                              Agent, Wrenshall-Miller Agency, 1989-1/97.

Jerome M. Mueller                             Senior Vice President - National Marketing, 4/98-present.  Senior
                                              Vice President, Mercantile Bancorporation, 9/91-4/98.


                                     49


John E. Petersen                              Senior Vice President - Sales, 10/2000-present.  Vice President -
                                              Sales, 1/99-10/2000.  Regional Vice President, 1/92-1/99.

William S. Slater                             Senior Vice President, 10/2000-present.  Chief Executive Officer,
                                              General American Retirement Plans Group, 9/99-present.  Vice
                                              President, Retirement Plans Group, 1/99-9/2000.  Executive Vice
                                              President, Genelco, 6/97-12/98.  Vice President Pension Sales &
                                              Client Services, New England Life Insurance Co., 1/95-6/97.

Bernard H Wolzenski                           Executive Vice President-Individual Insurance, 10/91-present.

A. Greig Woodring                             President and Chief Executive Officer, Reinsurance Group of America,
                                              12/92-present.

*        All positions listed are with General American unless otherwise indicated.
**       The principal business address of Messrs. Eichner, Cooper, McCauley, Liddy, Evans, Lambert, McDonald,
         Miller, Mueller, Petersen, Slater and Wolzenski is General American Life Insurance Company, 700 Market
         Street, St. Louis, Missouri 63101.  The principal business address for Mr. Woodring is 1370 Timberlake
         Manor Parkway, Chesterfield, MO 63017.  The principal business address for Mr. Klopfenstein is 13045
         Tesson Ferry Road, St. Louis, MO 63128.  The principal business address for Mr. Launer is Metropolitan
         Life Insurance Company, One Madison Avenue, New York, NY 10010.

                                                                    PRINCIPAL OCCUPATIONS (S)
                    NAME                                             DURING PAST FIVE YEARS*
                    ----                                             -----------------------

DIRECTORS
---------
James M. Benson
Metropolitan Life Insurance Company           President - Individual Business, MetLife
One Madison Avenue
New York, NY 10010

August A. Busch III                           Chairman of the Board and President, Anheuser-Busch Companies, Inc.
Anheuser-Busch Companies, Inc.
One Busch Place
St. Louis, Missouri 63118

William E. Cornelius                          Retired Chairman and Chief Executive Officer, Union Electric Company
Union Electric Company
P.O.  Box 149
St. Louis, Missouri 63166

John C. Danforth                              Partner, Bryan Cave (law firm).  Formerly, U. S. Senator, State of
Bryan Cave                                    Missouri
One Metropolitan Square, Suite 3600
St. Louis, Missouri 63102

Kevin C. Eichner                              President and Chief Executive Officer, General American
General American Life Insurance Co.
700 Market Street
St. Louis, MO 63101

Richard A. Liddy                              Chairman, General American
General American Life Insurance Co.
700 Market Street
St. Louis, MO 63101

Stewart G. Nagler                             Vice Chairman of Board and Chief Financial Officer, MetLife
Metropolitan Life Insurance Company
One Madison Avenue
New York, NY 10010

Craig D. Schnuck                              Chairman and Chief Executive Officer, Schnuck Markets, Inc.
Schnuck Markets, Inc.
11420 Lackland Road
P.O. Box 46928
St. Louis, Missouri 63146

William P. Stiritz                            Chairman, Chief Executive Officer and President, Agribrands
Agribrands International, Inc.                International, Inc.  Formerly Chairman, Chief Executive Officer and
9811 So. Forty Drive                          President, Ralston Purina Company (pet food, batteries, and bread
St. Louis, Missouri 63124                     business).  Chairman, Ralcorp Holdings, Inc.

Andrew C. Taylor                              Chief Executive Officer and President, Enterprise Rent-A-Car
Enterprise Rent-A-Car
600 Corporate Park Drive
St. Louis, Missouri 63105



                                     51




Robert L. Virgil                              Principal, Edward Jones
Edward Jones
12555 Manchester
St. Louis, Missouri 63131-3729

Lisa M. Weber                                 Executive Vice President - Human Resources, MetLife
Metropolitan Life Insurance Company
One Madison Avenue
New York, NY 10010

Virginia V. Weldon, M.D.                      Director, Center for the Study of American Business, Washington
Monsanto Company                              University.  Retired Senior Vice President, Public Policy, Monsanto
800 North Lindbergh                           Company
St. Louis, Missouri 63167

* All positions listed are with General American unless otherwise indicated.

                                LEGAL MATTERS

All matters of Missouri law pertaining to the Policy, including the validity of the Policy and General American's right to issue the Policy under Missouri insurance law, have been passed upon by Matthew P. McCauley, Vice President, General Counsel, and Secretary of General American.


                              LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. General American is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Separate Account.

                                   EXPERTS


The financial statements as of and for the year ended December 31, 2000 of the Company and the Separate Account included in this Prospectus and in the registration statement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein and elsewhere in the registration statement, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements of the Company as of and for the year ended December 31, 1999, and the statement of changes in net assets of the Separate Account for the year ended December 31, 1999, have been included in this Prospectus in reliance on the reports of KPMG LLP, independent certified public accountants, and on the authority of said firm as experts in accounting and auditing.


Actuarial matters included in this Prospectus have been examined by Susan Benjamin, FSA, MAAA, Senior Product Actuary of General American, as stated in the opinion filed as an exhibit to the registration statement.

                           ADDITIONAL INFORMATION

A registration statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933, as amended, with respect to the Policy offered hereby. This Prospectus does not contain all the information set forth in the registration statement and the amendments and exhibits to the registration statement, to all of which reference is made for further information concerning the Separate Account, General American and the Policy offered hereby. Statements contained in this Prospectus as to the contents of the Policy and other legal instruments are summaries. For a complete statement of the terms thereof reference is made to such instruments as filed.




                            FINANCIAL STATEMENTS

The financial statements of General American which are included in this Prospectus should be distinguished from the financial statements of the Separate Account, and should be considered only as bearing on the ability of General American to meet its obligations under the Policy. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                                 APPENDIX A
               ILLUSTRATIONS OF DEATH BENEFITS AND CASH VALUES

The following tables illustrate how the Cash Value, Cash Surrender Value, and death benefit of a Policy change with the investment experience of a Division of the Separate Account. The tables show how the Cash Value, Cash Surrender Value, and death benefit of a Policy issued to an insured of a given age and at a given premium would vary over time if the investment return on the assets held in each Division of the Separate Account were a uniform, gross, after-tax annual rate of 0%, 6%, or 12%. The tables illustrate Policies issued in Missouri (using a 2% premium tax rate and a 1.3% federal tax charge) to males, age 35 and 50 in a preferred nonsmoker rate class. If the insured falls into a smoker rate class, the Cash Values, Cash Surrender Values, and death benefits would be lower than those shown in the tables. In addition, the Cash Values, Cash Surrender Values, and death benefits would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above and below those averages for individual Policy Years.

The Cash Value column under the "Guaranteed" heading shows the accumulated value of the Net Premiums paid at the stated interest rate, reflecting deduction of all policy charges described in this prospectus at the guaranteed maximum rate. The Cash Surrender Value column under the "Guaranteed" heading shows the projected Cash Surrender Value of the Policy, which is calculated by taking the Cash Value under the "Guaranteed" heading and deducting any appropriate Contingent Deferred Sales Charge. The Cash value column under the "Current" heading shows the accumulated value of the Net Premiums paid at the stated interest rate, reflecting deduction of all policy charges as described in this prospectus at the current rate. The Cash Surrender Value column under the "Current" heading shows the projected Cash Surrender Value of the Policy, which is calculated by taking the Cash Value under the "Current" heading and deducting any appropriate Contingent Deferred Sales Charge. The illustrations of death benefits reflect the above assumptions. The death benefits also vary between tables depending upon whether Death Benefit Options A or C (Level Type) or Death Benefit Option B (Increasing Type) are illustrated.

The amounts deducted from the Cash Value in the illustrations include the sales charge, premium tax, federal tax charge, selection and issue expense charge, monthly administrative charge, and cost of insurance. These charges are described in the prospectus under Charges and Deductions.


The amounts shown for Cash Value, Cash Surrender Value, and death benefit reflect charges that produce an investment rate of return that is lower than the gross return on the assets held in a Division of the Separate Account. The charges include a charge for mortality and expense risk (equivalent to
 .55% for Policy Years 1-10, .45% for Policy Years 11-20, and .35% thereafter), and an assumed .85% charge for the investment Advisory fee and Fund administrative expenses combined, based on the average Fund expense for all available investment Funds. The actual investment advisory fee applicable to each Division is shown in the respective Prospectuses of each Fund. After deduction for these amounts, the illustrated gross annual investment rates of return of 0%, 6%, and 12% correspond to approximate initial net annual rates of -140%, 4.60%, and 10.60%, respectively. The Prospectuses for each Fund should be consulted for details about the nature and extent of their expenses.


The hypothetical values shown in the tables do not reflect any charges for Federal income taxes against the Separate Account (as opposed to Premium Charges which are deducted from premium payments), since General American is not currently making any such charges. However, such charges may be made in the future and, in that event, the gross annual investment rate of return of the Divisions of the Separate Account would have to exceed 0%, 6%, and 12% by an amount sufficient to cover the tax charges in order to produce the death benefit and Cash Value illustration. (See Federal Tax Matters.)

The tables illustrate the Policy values that would result based upon the investment rates of return if premiums are paid as indicated, if all Net Premiums are allocated to the Separate Account, if no Policy Loans have been made. The tables are also based on the assumptions that the Owner has not requested an increase or decrease in the Face Amount, that no partial withdrawals have been made, that no transfer charges were incurred, and that no optional riders have been requested.

Upon request, General American will provide a comparable illustration based upon the proposed Insured's age, sex, and rate class, the Face Amount or premium requested, the proposed frequency of premium payments, and any available riders requested.

                                        GENERAL AMERICAN LIFE INSURANCE COMPANY
                                       FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


POLICY FACE AMOUNT: $250,000                                                        MALE PREFERRED NONSMOKER AGE 35
DEATH BENEFIT LEVEL (OPTION A)                                                              ANNUAL PREMIUM = $3,000


FOR SEPARATE ACCOUNT ELEVEN A HYPOTHETICAL GROSS ANNUAL RATE OF RETURN OF 0.00% (NET RATE OF -1.40%)


                                           ASSUMING CURRENT CHARGES                  ASSUMING GUARANTEED CHARGES
                                           ------------------------                  ---------------------------

  END                       PREMIUM       CASH                                      CASH
  OF             ANNUAL      ACCUM     SURRENDER      CASH       DEATH            SURRENDER      CASH        DEATH
 YEAR     AGE   PAYMENT      @ 5%        VALUE       VALUE      BENEFIT             VALUE       VALUE       BENEFIT
-------------------------------------------------------------------------------------------------------------------
   1      36     3,000          3,150         893       1,771   250,000                  655       1,533    250,000
   2      37     3,000          6,458       3,036       3,913   250,000                2,568       3,446    250,000
   3      38     3,000          9,930       5,102       5,980   250,000                4,432       5,309    250,000
   4      39     3,000         13,577       7,121       7,998   250,000                6,244       7,121    250,000
   5      40     3,000         17,406       9,095       9,973   250,000                8,001       8,878    250,000
   6      41     3,000         21,426      11,134      11,914   250,000                9,799      10,579    250,000
   7      42     3,000         25,647      13,228      13,813   250,000               11,632      12,217    250,000
   8      43     3,000         30,080      15,282      15,672   250,000               13,404      13,794    250,000
   9      44     3,000         34,734      17,296      17,491   250,000               15,110      15,305    250,000
  10      45     3,000         39,620      19,276      19,276   250,000               16,750      16,750    250,000
  11      46     3,000         44,751      21,411      21,411   250,000               18,506      18,506    250,000
  12      47     3,000         50,139      23,517      23,517   250,000               20,185      20,185    250,000
  13      48     3,000         55,796      25,590      25,590   250,000               21,781      21,781    250,000
  14      49     3,000         61,736      27,635      27,635   250,000               23,294      23,294    250,000
  15      50     3,000         67,972      29,656      29,656   250,000               24,715      24,715    250,000
  16      51     3,000         74,521      31,625      31,625   250,000               26,043      26,043    250,000
  17      52     3,000         81,397      33,530      33,530   250,000               27,263      27,263    250,000
  18      53     3,000         88,617      35,370      35,370   250,000               28,362      28,362    250,000
  19      54     3,000         96,198      37,140      37,140   250,000               29,328      29,328    250,000
  20      55     3,000        104,158      38,839      38,839   250,000               30,145      30,145    250,000
  21      56     3,000        112,516      40,504      40,504   250,000               30,832      30,832    250,000
  22      57     3,000        121,291      42,090      42,090   250,000               31,340      31,340    250,000
  23      58     3,000        130,506      43,591      43,591   250,000               31,662      31,662    250,000
  24      59     3,000        140,181      45,000      45,000   250,000               31,782      31,782    250,000
  25      60     3,000        150,340      46,308      46,308   250,000               31,675      31,675    250,000
  26      61     3,000        161,007      47,505      47,505   250,000               31,316      31,316    250,000
  27      62     3,000        172,208      48,584      48,584   250,000               30,676      30,676    250,000
  28      63     3,000        183,968      49,534      49,534   250,000               29,713      29,713    250,000
  29      64     3,000        196,317      50,348      50,348   250,000               28,376      28,376    250,000
  30      65     3,000        209,282      51,013      51,013   250,000               26,612      26,612    250,000





CURRENT VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
RATES FOR THE EXACT COMBINATION OF PREMIUMS AND BENEFITS SHOWN.

GUARANTEED VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES.

THE HYPOTHETICAL INVESTMENT RATE OF RETURN SHOWN ABOVE IS ILLUSTRATIVE ONLY
AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL
INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON
A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICY
OWNER AND THE INVESTMENT RESULTS OF THE FUNDS SELECTED. THE CASH VALUE, CASH
SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE
SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A
PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR
INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY,
WALNUT STREET SECURITIES, THE FUNDS, OR ANY REPRESENTATIVE THEREOF, THAT
THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR, OR
SUSTAINED OVER ANY PERIOD OF TIME.

ILLUSTRATED VALUES SHOWN ABOVE ARE AS OF THE END OF THE POLICY YEARS
INDICATED AND ASSUME ANY ADDITIONAL PREMIUMS SHOWN ARE RECEIVED ON THE
POLICY ANNIVERSARIES. ILLUSTRATED VALUES ASSUME ALL PREMIUM TAXES ARE PAID
BY THE COMPANY.

                                        GENERAL AMERICAN LIFE INSURANCE COMPANY
                                       FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


POLICY FACE AMOUNT: $250,000                                                        MALE PREFERRED NONSMOKER AGE 35
DEATH BENEFIT LEVEL (OPTION A)                                                              ANNUAL PREMIUM = $3,000


FOR SEPARATE ACCOUNT ELEVEN A HYPOTHETICAL GROSS ANNUAL RATE OF RETURN OF 6.00% (NET RATE OF 4.60%)



                                           ASSUMING CURRENT CHARGES                 ASSUMING GUARANTEED CHARGES
                                           ------------------------                 ---------------------------


  END                       PREMIUM       CASH                                      CASH
  OF             ANNUAL      ACCUM     SURRENDER      CASH       DEATH            SURRENDER      CASH        DEATH
 YEAR     AGE   PAYMENT      @ 5%        VALUE       VALUE      BENEFIT             VALUE       VALUE       BENEFIT
-------------------------------------------------------------------------------------------------------------------
   1      36     3,000          3,150       1,022       1,900   250,000                  776       1,654    250,000
   2      37     3,000          6,458       3,424       4,302   250,000                2,927       3,805    250,000
   3      38     3,000          9,930       5,890       6,768   250,000                5,154       6,032    250,000
   4      39     3,000         13,577       8,450       9,327   250,000                7,458       8,336    250,000
   5      40     3,000         17,406      11,112      11,989   250,000                9,838      10,716    250,000
   6      41     3,000         21,426      13,990      14,770   250,000               12,395      13,175    250,000
   7      42     3,000         25,647      17,078      17,663   250,000               15,125      15,710    250,000
   8      43     3,000         30,080      20,287      20,677   250,000               17,935      18,325    250,000
   9      44     3,000         34,734      23,624      23,819   250,000               20,824      21,019    250,000
  10      45     3,000         39,620      27,097      27,097   250,000               23,796      23,796    250,000
  11      46     3,000         44,751      30,927      30,927   250,000               27,058      27,058    250,000
  12      47     3,000         50,139      34,938      34,938   250,000               30,424      30,424    250,000
  13      48     3,000         55,796      39,136      39,136   250,000               33,897      33,897    250,000
  14      49     3,000         61,736      43,533      43,533   250,000               37,480      37,480    250,000
  15      50     3,000         67,972      48,145      48,145   250,000               41,172      41,172    250,000
  16      51     3,000         74,521      52,953      52,953   250,000               44,977      44,977    250,000
  17      52     3,000         81,397      57,959      57,959   250,000               48,890      48,890    250,000
  18      53     3,000         88,617      63,168      63,168   250,000               52,905      52,905    250,000
  19      54     3,000         96,198      68,592      68,592   250,000               57,021      57,021    250,000
  20      55     3,000        104,158      74,238      74,238   250,000               61,230      61,230    250,000
  21      56     3,000        112,516      80,193      80,193   250,000               65,593      65,593    250,000
  22      57     3,000        121,291      86,399      86,399   250,000               70,052      70,052    250,000
  23      58     3,000        130,506      92,867      92,867   250,000               74,609      74,609    250,000
  24      59     3,000        140,181      99,610      99,610   250,000               79,267      79,267    250,000
  25      60     3,000        150,340     106,638     106,638   250,000               84,019      84,019    250,000
  26      61     3,000        161,007     113,964     113,964   250,000               88,863      88,863    250,000
  27      62     3,000        172,208     121,606     121,606   250,000               93,793      93,793    250,000
  28      63     3,000        183,968     129,582     129,582   250,000               98,801      98,801    250,000
  29      64     3,000        196,317     137,913     137,913   250,000              103,875     103,875    250,000
  30      65     3,000        209,282     146,624     146,624   250,000              109,005     109,005    250,000




CURRENT VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
RATES FOR THE EXACT COMBINATION OF PREMIUMS AND BENEFITS SHOWN.

GUARANTEED VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES.

THE HYPOTHETICAL INVESTMENT RATE OF RETURN SHOWN ABOVE IS ILLUSTRATIVE ONLY
AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL
INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON
A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICY
OWNER AND THE INVESTMENT RESULTS OF THE FUNDS SELECTED. THE CASH VALUE, CASH
SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE
SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A
PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR
INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY,
WALNUT STREET SECURITIES, THE FUNDS, OR ANY REPRESENTATIVE THEREOF, THAT
THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR, OR
SUSTAINED OVER ANY PERIOD OF TIME.

ILLUSTRATED VALUES SHOWN ABOVE ARE AS OF THE END OF THE POLICY YEARS
INDICATED AND ASSUME ANY ADDITIONAL PREMIUMS SHOWN ARE RECEIVED ON THE
POLICY ANNIVERSARIES. ILLUSTRATED VALUES ASSUME ALL PREMIUM TAXES ARE PAID
BY THE COMPANY.

                                      GENERAL AMERICAN LIFE INSURANCE COMPANY
                                      FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


POLICY FACE AMOUNT: $250,000                                                        MALE PREFERRED NONSMOKER AGE 35
DEATH BENEFIT LEVEL (OPTION A)                                                              ANNUAL PREMIUM = $3,000


FOR SEPARATE ACCOUNT ELEVEN A HYPOTHETICAL GROSS ANNUAL RATE OF RETURN OF 12.00% (NET RATE OF 10.60%)



                                            ASSUMING CURRENT CHARGES                 ASSUMING GUARANTEED CHARGES
                                            ------------------------                 ---------------------------


END                         PREMIUM       CASH                                      CASH
  OF             ANNUAL      ACCUM     SURRENDER      CASH       DEATH            SURRENDER      CASH        DEATH
 YEAR     AGE   PAYMENT      @ 5%        VALUE       VALUE      BENEFIT             VALUE       VALUE       BENEFIT
-------------------------------------------------------------------------------------------------------------------
   1      36     3,000          3,150       1,152       2,029   250,000                  898       1,776    250,000
   2      37     3,000          6,458       3,829       4,707   250,000                3,302       4,180    250,000
   3      38     3,000          9,930       6,743       7,620   250,000                5,937       6,815    250,000
   4      39     3,000         13,577       9,946      10,823   250,000                8,827       9,704    250,000
   5      40     3,000         17,406      13,473      14,351   250,000               11,994      12,872    250,000
   6      41     3,000         21,426      17,470      18,250   250,000               15,565      16,345    250,000
   7      42     3,000         25,647      21,963      22,548   250,000               19,567      20,152    250,000
   8      43     3,000         30,080      26,902      27,292   250,000               23,940      24,330    250,000
   9      44     3,000         34,734      32,335      32,530   250,000               28,718      28,913    250,000
  10      45     3,000         39,620      38,321      38,321   250,000               33,949      33,949    250,000
  11      46     3,000         44,751      45,155      45,155   250,000               39,910      39,910    250,000
  12      47     3,000         50,139      52,727      52,727   250,000               46,472      46,472    250,000
  13      48     3,000         55,796      61,115      61,115   250,000               53,702      53,702    250,000
  14      49     3,000         61,736      70,412      70,412   250,000               61,674      61,674    250,000
  15      50     3,000         67,972      80,719      80,719   250,000               70,468      70,468    250,000
  16      51     3,000         74,521      92,125      92,125   250,000               80,180      80,180    250,000
  17      52     3,000         81,397     104,742     104,742   250,000               90,908      90,908    250,000
  18      53     3,000         88,617     118,706     118,706   250,000              102,766     102,766    250,000
  19      54     3,000         96,198     134,168     134,168   250,000              115,886     115,886    250,000
  20      55     3,000        104,158     151,297     151,297   250,000              130,416     130,416    250,000
  21      56     3,000        112,516     170,436     170,436   255,654              146,663     146,663    250,000
  22      57     3,000        121,291     191,629     191,629   279,778              164,725     164,725    250,000
  23      58     3,000        130,506     215,072     215,072   305,403              184,816     184,816    262,439
  24      59     3,000        140,181     241,008     241,008   332,590              207,026     207,026    285,696
  25      60     3,000        150,340     269,702     269,702   361,401              231,552     231,552    310,279
  26      61     3,000        161,007     301,456     301,456   391,893              258,648     258,648    336,242
  27      62     3,000        172,208     336,568     336,568   430,807              288,525     288,525    369,312
  28      63     3,000        183,968     375,394     375,394   472,996              321,466     321,466    405,047
  29      64     3,000        196,317     418,329     418,329   518,728              357,783     357,783    443,651
  30      65     3,000        209,282     465,812     465,812   568,291              397,827     397,827    485,348





CURRENT VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
RATES FOR THE EXACT COMBINATION OF PREMIUMS AND BENEFITS SHOWN.

GUARANTEED VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES.

THE HYPOTHETICAL INVESTMENT RATE OF RETURN SHOWN ABOVE IS ILLUSTRATIVE ONLY
AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL
INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON
A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICY
OWNER AND THE INVESTMENT RESULTS OF THE FUNDS SELECTED. THE CASH VALUE, CASH
SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE
SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A
PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR
INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY,
WALNUT STREET SECURITIES, THE FUNDS, OR ANY REPRESENTATIVE THEREOF, THAT
THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR, OR
SUSTAINED OVER ANY PERIOD OF TIME.

ILLUSTRATED VALUES SHOWN ABOVE ARE AS OF THE END OF THE POLICY YEARS
INDICATED AND ASSUME ANY ADDITIONAL PREMIUMS SHOWN ARE RECEIVED ON THE
POLICY ANNIVERSARIES. ILLUSTRATED VALUES ASSUME ALL PREMIUM TAXES ARE PAID
BY THE COMPANY.

                                      GENERAL AMERICAN LIFE INSURANCE COMPANY
                                      FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


POLICY FACE AMOUNT: $250,000                                                        MALE PREFERRED NONSMOKER AGE 35
DEATH BENEFIT LEVEL (OPTION B)                                                              ANNUAL PREMIUM = $3,000


FOR SEPARATE ACCOUNT ELEVEN A HYPOTHETICAL GROSS ANNUAL RATE OF RETURN OF 0.00% (NET RATE OF -1.40%)



                                            ASSUMING CURRENT CHARGES                 ASSUMING GUARANTEED CHARGES
                                            ------------------------                 ---------------------------


  END                       PREMIUM       CASH                                      CASH
  OF             ANNUAL      ACCUM     SURRENDER      CASH       DEATH            SURRENDER      CASH        DEATH
 YEAR     AGE   PAYMENT      @ 5%        VALUE       VALUE      BENEFIT             VALUE       VALUE       BENEFIT
-------------------------------------------------------------------------------------------------------------------
   1      36     3,000          3,150         892       1,769   251,769                  652       1,529    251,529
   2      37     3,000          6,458       3,031       3,908   253,908                2,558       3,436    253,436
   3      38     3,000          9,930       5,091       5,969   255,969                4,411       5,289    255,289
   4      39     3,000         13,577       7,100       7,978   257,978                6,208       7,086    257,086
   5      40     3,000         17,406       9,063       9,940   259,940                7,946       8,823    258,823
   6      41     3,000         21,426      11,088      11,868   261,868                9,719      10,499    260,499
   7      42     3,000         25,647      13,164      13,749   263,749               11,522      12,107    262,107
   8      43     3,000         30,080      15,197      15,587   265,587               13,258      13,648    263,648
   9      44     3,000         34,734      17,188      17,383   267,383               14,921      15,116    265,116
  10      45     3,000         39,620      19,140      19,140   269,140               16,511      16,511    266,511
  11      46     3,000         44,751      21,244      21,244   271,244               18,207      18,207    268,207
  12      47     3,000         50,139      23,314      23,314   273,314               19,815      19,815    269,815
  13      48     3,000         55,796      25,349      25,349   275,349               21,330      21,330    271,330
  14      49     3,000         61,736      27,352      27,352   277,352               22,749      22,749    272,749
  15      50     3,000         67,972      29,328      29,328   279,328               24,063      24,063    274,063
  16      51     3,000         74,521      31,245      31,245   281,245               25,268      25,268    275,268
  17      52     3,000         81,397      33,090      33,090   283,090               26,348      26,348    276,348
  18      53     3,000         88,617      34,858      34,858   284,858               27,288      27,288    277,288
  19      54     3,000         96,198      36,546      36,546   286,546               28,075      28,075    278,075
  20      55     3,000        104,158      38,149      38,149   288,149               28,689      28,689    278,689
  21      56     3,000        112,516      39,703      39,703   289,703               29,144      29,144    279,144
  22      57     3,000        121,291      41,160      41,160   291,160               29,394      29,394    279,394
  23      58     3,000        130,506      42,514      42,514   292,514               29,427      29,427    279,427
  24      59     3,000        140,181      43,756      43,756   293,756               29,230      29,230    279,230
  25      60     3,000        150,340      44,871      44,871   294,871               28,775      28,775    278,775
  26      61     3,000        161,007      45,850      45,850   295,850               28,036      28,036    278,036
  27      62     3,000        172,208      46,678      46,678   296,678               26,984      26,984    276,984
  28      63     3,000        183,968      47,346      47,346   297,346               25,578      25,578    275,578
  29      64     3,000        196,317      47,840      47,840   297,840               23,771      23,771    273,771
  30      65     3,000        209,282      48,148      48,148   298,148               21,513      21,513    271,513







CURRENT VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
RATES FOR THE EXACT COMBINATION OF PREMIUMS AND BENEFITS SHOWN.

GUARANTEED VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES.

THE HYPOTHETICAL INVESTMENT RATE OF RETURN SHOWN ABOVE IS ILLUSTRATIVE ONLY
AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL
INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON
A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICY
OWNER AND THE INVESTMENT RESULTS OF THE FUNDS SELECTED. THE CASH VALUE, CASH
SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE
SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A
PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR
INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY,
WALNUT STREET SECURITIES, THE FUNDS, OR ANY REPRESENTATIVE THEREOF, THAT
THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR, OR
SUSTAINED OVER ANY PERIOD OF TIME.

ILLUSTRATED VALUES SHOWN ABOVE ARE AS OF THE END OF THE POLICY YEARS
INDICATED AND ASSUME ANY ADDITIONAL PREMIUMS SHOWN ARE RECEIVED ON THE
POLICY ANNIVERSARIES. ILLUSTRATED VALUES ASSUME ALL PREMIUM TAXES ARE PAID
BY THE COMPANY.

                                      GENERAL AMERICAN LIFE INSURANCE COMPANY
                                      FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


POLICY FACE AMOUNT: $250,000                                                        MALE PREFERRED NONSMOKER AGE 35
DEATH BENEFIT LEVEL (OPTION B)                                                              ANNUAL PREMIUM = $3,000


FOR SEPARATE ACCOUNT ELEVEN A HYPOTHETICAL GROSS ANNUAL RATE OF RETURN OF 6.00% (NET RATE OF 4.60%)



                                            ASSUMING CURRENT CHARGES                 ASSUMING GUARANTEED CHARGES
                                            ------------------------                 ---------------------------


  END                       PREMIUM       CASH                                      CASH
  OF             ANNUAL      ACCUM     SURRENDER      CASH       DEATH            SURRENDER      CASH        DEATH
 YEAR     AGE   PAYMENT      @ 5%        VALUE       VALUE      BENEFIT             VALUE       VALUE       BENEFIT
-------------------------------------------------------------------------------------------------------------------
   1      36     3,000          3,150       1,021       1,898   251,898                  773       1,650    251,650
   2      37     3,000          6,458       3,419       4,296   254,296                2,916       3,794    253,794
   3      38     3,000          9,930       5,877       6,755   256,755                5,130       6,008    256,008
   4      39     3,000         13,577       8,426       9,303   259,303                7,416       8,293    258,293
   5      40     3,000         17,406      11,072      11,950   261,950                9,770      10,648    260,648
   6      41     3,000         21,426      13,930      14,710   264,710               12,292      13,072    263,072
   7      42     3,000         25,647      16,992      17,577   267,577               14,977      15,562    265,562
   8      43     3,000         30,080      20,169      20,559   270,559               17,731      18,121    268,121
   9      44     3,000         34,734      23,466      23,661   273,661               20,549      20,744    270,744
  10      45     3,000         39,620      26,892      26,892   276,892               23,433      23,433    273,433
  11      46     3,000         44,751      30,664      30,664   280,664               26,588      26,588    276,588
  12      47     3,000         50,139      34,607      34,607   284,607               29,821      29,821    279,821
  13      48     3,000         55,796      38,727      38,727   288,727               33,132      33,132    283,132
  14      49     3,000         61,736      43,034      43,034   293,034               36,520      36,520    286,520
  15      50     3,000         67,972      47,544      47,544   297,544               39,977      39,977    289,977
  16      51     3,000         74,521      52,231      52,231   302,231               43,502      43,502    293,502
  17      52     3,000         81,397      57,089      57,089   307,089               47,081      47,081    297,081
  18      53     3,000         88,617      62,121      62,121   312,121               50,697      50,697    300,697
  19      54     3,000         96,198      67,331      67,331   317,331               54,338      54,338    304,338
  20      55     3,000        104,158      72,720      72,720   322,720               57,981      57,981    307,981
  21      56     3,000        112,516      78,367      78,367   328,367               61,669      61,669    311,669
  22      57     3,000        121,291      84,204      84,204   334,204               65,327      65,327    315,327
  23      58     3,000        130,506      90,234      90,234   340,234               68,941      68,941    318,941
  24      59     3,000        140,181      96,452      96,452   346,452               72,490      72,490    322,490
  25      60     3,000        150,340     102,855     102,855   352,855               75,941      75,941    325,941
  26      61     3,000        161,007     109,438     109,438   359,438               79,259      79,259    329,259
  27      62     3,000        172,208     116,193     116,193   366,193               82,404      82,404    332,404
  28      63     3,000        183,968     123,117     123,117   373,117               85,321      85,321    335,321
  29      64     3,000        196,317     130,203     130,203   380,203               87,946      87,946    337,946
  30      65     3,000        209,282     137,442     137,442   387,442               90,209      90,209    340,209





CURRENT VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
RATES FOR THE EXACT COMBINATION OF PREMIUMS AND BENEFITS SHOWN.

GUARANTEED VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES.

THE HYPOTHETICAL INVESTMENT RATE OF RETURN SHOWN ABOVE IS ILLUSTRATIVE ONLY
AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL
INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON
A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICY
OWNER AND THE INVESTMENT RESULTS OF THE FUNDS SELECTED. THE CASH VALUE, CASH
SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE
SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A
PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR
INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY,
WALNUT STREET SECURITIES, THE FUNDS, OR ANY REPRESENTATIVE THEREOF, THAT
THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR, OR
SUSTAINED OVER ANY PERIOD OF TIME.

ILLUSTRATED VALUES SHOWN ABOVE ARE AS OF THE END OF THE POLICY YEARS
INDICATED AND ASSUME ANY ADDITIONAL PREMIUMS SHOWN ARE RECEIVED ON THE
POLICY ANNIVERSARIES. ILLUSTRATED VALUES ASSUME ALL PREMIUM TAXES ARE PAID
BY THE COMPANY.

                                      GENERAL AMERICAN LIFE INSURANCE COMPANY
                                      FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


POLICY FACE AMOUNT: $250,000                                                        MALE PREFERRED NONSMOKER AGE 35
DEATH BENEFIT LEVEL (OPTION B)                                                              ANNUAL PREMIUM = $3,000


FOR SEPARATE ACCOUNT ELEVEN A HYPOTHETICAL GROSS ANNUAL RATE OF RETURN OF 12.00% (NET RATE OF 10.60%)



                                            ASSUMING CURRENT CHARGES                 ASSUMING GUARANTEED CHARGES
                                            ------------------------                 ---------------------------


  END                       PREMIUM       CASH                                      CASH
  OF             ANNUAL      ACCUM     SURRENDER      CASH       DEATH            SURRENDER      CASH        DEATH
 YEAR     AGE   PAYMENT      @ 5%        VALUE       VALUE      BENEFIT             VALUE       VALUE       BENEFIT
-------------------------------------------------------------------------------------------------------------------
      1     36     3,000        3,150        1,150       2,027     252,027                894       1,772      251,772
      2     37     3,000        6,458        3,823       4,701     254,701              3,290       4,167      254,167
      3     38     3,000        9,930        6,728       7,606     257,606              5,910       6,787      256,787
      4     39     3,000       13,577        9,917      10,795     260,795              8,777       9,654      259,654
      5     40     3,000       17,406       13,425      14,302     264,302             11,910      12,787      262,787
      6     41     3,000       21,426       17,393      18,173     268,173             15,434      16,214      266,214
      7     42     3,000       25,647       21,849      22,434     272,434             19,370      19,955      269,955
      8     43     3,000       30,080       26,738      27,128     277,128             23,656      24,046      274,046
      9     44     3,000       34,734       32,108      32,303     282,303             28,321      28,516      278,516
     10     45     3,000       39,620       38,012      38,012     288,012             33,404      33,404      283,404
     11     46     3,000       44,751       44,743      44,743     294,743             39,173      39,173      289,173
     12     47     3,000       50,139       52,189      52,189     302,189             45,488      45,488      295,488
     13     48     3,000       55,796       60,422      60,422     310,422             52,402      52,402      302,402
     14     49     3,000       61,736       69,529      69,529     319,529             59,974      59,974      309,974
     15     50     3,000       67,972       79,612      79,612     329,612             68,264      68,264      318,264
     16     51     3,000       74,521       90,737      90,737     340,737             77,344      77,344      327,344
     17     52     3,000       81,397      103,002     103,002     353,002             87,280      87,280      337,280
     18     53     3,000       88,617      116,523     116,523     366,523             98,144      98,144      348,144
     19     54     3,000       96,198      131,430     131,430     381,430            110,021     110,021      360,021
     20     55     3,000      104,158      147,865     147,865     397,865            122,995     122,995      372,995
     21     56     3,000      112,516      166,135     166,135     416,135            137,289     137,289      387,289
     22     57     3,000      121,291      186,296     186,296     436,296            152,914     152,914      402,914
     23     58     3,000      130,506      208,544     208,544     458,544            170,000     170,000      420,000
     24     59     3,000      140,181      233,091     233,091     483,091            188,685     188,685      438,685
     25     60     3,000      150,340      260,171     260,171     510,171            209,112     209,112      459,112
     26     61     3,000      161,007      290,044     290,044     540,044            231,437     231,437      481,437
     27     62     3,000      172,208      322,996     322,996     572,996            255,831     255,831      505,831
     28     63     3,000      183,968      359,346     359,346     609,346            282,468     282,468      532,468
     29     64     3,000      196,317      399,446     399,446     649,446            311,538     311,538      561,538
     30     65     3,000      209,282      443,685     443,685     693,685            343,243     343,243      593,243







CURRENT VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
RATES FOR THE EXACT COMBINATION OF PREMIUMS AND BENEFITS SHOWN.

GUARANTEED VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES.

THE HYPOTHETICAL INVESTMENT RATE OF RETURN SHOWN ABOVE IS ILLUSTRATIVE ONLY
AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL
INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON
A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICY
OWNER AND THE INVESTMENT RESULTS OF THE FUNDS SELECTED. THE CASH VALUE, CASH
SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE
SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A
PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR
INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY,
WALNUT STREET SECURITIES, THE FUNDS, OR ANY REPRESENTATIVE THEREOF, THAT
THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR, OR
SUSTAINED OVER ANY PERIOD OF TIME.

ILLUSTRATED VALUES SHOWN ABOVE ARE AS OF THE END OF THE POLICY YEARS
INDICATED AND ASSUME ANY ADDITIONAL PREMIUMS SHOWN ARE RECEIVED ON THE
POLICY ANNIVERSARIES. ILLUSTRATED VALUES ASSUME ALL PREMIUM TAXES ARE PAID
BY THE COMPANY.

                                      GENERAL AMERICAN LIFE INSURANCE COMPANY
                                      FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


POLICY FACE AMOUNT: $250,000                                                        MALE PREFERRED NONSMOKER AGE 35
DEATH BENEFIT LEVEL (OPTION C)                                                              ANNUAL PREMIUM = $3,000


FOR SEPARATE ACCOUNT ELEVEN A HYPOTHETICAL GROSS ANNUAL RATE OF RETURN OF 0.00% (NET RATE OF -1.40%)



                                            ASSUMING CURRENT CHARGES                 ASSUMING GUARANTEED CHARGES
                                            ------------------------                 ---------------------------


  END                       PREMIUM       CASH                                      CASH
  OF             ANNUAL      ACCUM     SURRENDER      CASH       DEATH            SURRENDER      CASH        DEATH
 YEAR     AGE   PAYMENT      @ 5%        VALUE       VALUE      BENEFIT             VALUE       VALUE       BENEFIT
-------------------------------------------------------------------------------------------------------------------
   1      36     3,000          3,150         893       1,771   250,000                  655       1,533    250,000
   2      37     3,000          6,458       3,036       3,913   250,000                2,568       3,446    250,000
   3      38     3,000          9,930       5,102       5,980   250,000                4,432       5,309    250,000
   4      39     3,000         13,577       7,121       7,998   250,000                6,244       7,121    250,000
   5      40     3,000         17,406       9,095       9,973   250,000                8,001       8,878    250,000
   6      41     3,000         21,426      11,134      11,914   250,000                9,799      10,579    250,000
   7      42     3,000         25,647      13,228      13,813   250,000               11,632      12,217    250,000
   8      43     3,000         30,080      15,282      15,672   250,000               13,404      13,794    250,000
   9      44     3,000         34,734      17,296      17,491   250,000               15,110      15,305    250,000
  10      45     3,000         39,620      19,276      19,276   250,000               16,750      16,750    250,000
  11      46     3,000         44,751      21,411      21,411   250,000               18,506      18,506    250,000
  12      47     3,000         50,139      23,517      23,517   250,000               20,185      20,185    250,000
  13      48     3,000         55,796      25,590      25,590   250,000               21,781      21,781    250,000
  14      49     3,000         61,736      27,635      27,635   250,000               23,294      23,294    250,000
  15      50     3,000         67,972      29,656      29,656   250,000               24,715      24,715    250,000
  16      51     3,000         74,521      31,625      31,625   250,000               26,043      26,043    250,000
  17      52     3,000         81,397      33,530      33,530   250,000               27,263      27,263    250,000
  18      53     3,000         88,617      35,370      35,370   250,000               28,362      28,362    250,000
  19      54     3,000         96,198      37,140      37,140   250,000               29,328      29,328    250,000
  20      55     3,000        104,158      38,839      38,839   250,000               30,145      30,145    250,000
  21      56     3,000        112,516      40,504      40,504   250,000               30,832      30,832    250,000
  22      57     3,000        121,291      42,090      42,090   250,000               31,340      31,340    250,000
  23      58     3,000        130,506      43,591      43,591   250,000               31,662      31,662    250,000
  24      59     3,000        140,181      45,000      45,000   250,000               31,782      31,782    250,000
  25      60     3,000        150,340      46,308      46,308   250,000               31,675      31,675    250,000
  26      61     3,000        161,007      47,505      47,505   250,000               31,316      31,316    250,000
  27      62     3,000        172,208      48,584      48,584   250,000               30,676      30,676    250,000
  28      63     3,000        183,968      49,534      49,534   250,000               29,713      29,713    250,000
  29      64     3,000        196,317      50,348      50,348   250,000               28,376      28,376    250,000
  30      65     3,000        209,282      51,013      51,013   250,000               26,612      26,612    250,000





CURRENT VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
RATES FOR THE EXACT COMBINATION OF PREMIUMS AND BENEFITS SHOWN.

GUARANTEED VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES.

THE HYPOTHETICAL INVESTMENT RATE OF RETURN SHOWN ABOVE IS ILLUSTRATIVE ONLY
AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL
INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON
A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICY
OWNER AND THE INVESTMENT RESULTS OF THE FUNDS SELECTED. THE CASH VALUE, CASH
SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE
SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A
PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR
INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY,
WALNUT STREET SECURITIES, THE FUNDS, OR ANY REPRESENTATIVE THEREOF, THAT
THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR, OR
SUSTAINED OVER ANY PERIOD OF TIME.

ILLUSTRATED VALUES SHOWN ABOVE ARE AS OF THE END OF THE POLICY YEARS
INDICATED AND ASSUME ANY ADDITIONAL PREMIUMS SHOWN ARE RECEIVED ON THE
POLICY ANNIVERSARIES. ILLUSTRATED VALUES ASSUME ALL PREMIUM TAXES ARE PAID
BY THE COMPANY.

                                      GENERAL AMERICAN LIFE INSURANCE COMPANY
                                      FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


POLICY FACE AMOUNT: $250,000                                                        MALE PREFERRED NONSMOKER AGE 35
DEATH BENEFIT LEVEL (OPTION C)                                                              ANNUAL PREMIUM = $3,000


FOR SEPARATE ACCOUNT ELEVEN A HYPOTHETICAL GROSS ANNUAL RATE OF RETURN OF 6.00% (NET RATE OF 4.60%)



                                            ASSUMING CURRENT CHARGES                 ASSUMING GUARANTEED CHARGES
                                            ------------------------                 ---------------------------


  END                       PREMIUM       CASH                                      CASH
  OF             ANNUAL      ACCUM     SURRENDER      CASH       DEATH            SURRENDER      CASH        DEATH
 YEAR     AGE   PAYMENT      @ 5%        VALUE       VALUE      BENEFIT             VALUE       VALUE       BENEFIT
-------------------------------------------------------------------------------------------------------------------
   1      36     3,000          3,150       1,022       1,900   250,000                  776       1,654    250,000
   2      37     3,000          6,458       3,424       4,302   250,000                2,927       3,805    250,000
   3      38     3,000          9,930       5,890       6,768   250,000                5,154       6,032    250,000
   4      39     3,000         13,577       8,450       9,327   250,000                7,458       8,336    250,000
   5      40     3,000         17,406      11,112      11,989   250,000                9,838      10,716    250,000
   6      41     3,000         21,426      13,990      14,770   250,000               12,395      13,175    250,000
   7      42     3,000         25,647      17,078      17,663   250,000               15,125      15,710    250,000
   8      43     3,000         30,080      20,287      20,677   250,000               17,935      18,325    250,000
   9      44     3,000         34,734      23,624      23,819   250,000               20,824      21,019    250,000
  10      45     3,000         39,620      27,097      27,097   250,000               23,796      23,796    250,000
  11      46     3,000         44,751      30,927      30,927   250,000               27,058      27,058    250,000
  12      47     3,000         50,139      34,938      34,938   250,000               30,424      30,424    250,000
  13      48     3,000         55,796      39,136      39,136   250,000               33,897      33,897    250,000
  14      49     3,000         61,736      43,533      43,533   250,000               37,480      37,480    250,000
  15      50     3,000         67,972      48,145      48,145   250,000               41,172      41,172    250,000
  16      51     3,000         74,521      52,953      52,953   250,000               44,977      44,977    250,000
  17      52     3,000         81,397      57,959      57,959   250,000               48,890      48,890    250,000
  18      53     3,000         88,617      63,168      63,168   250,000               52,905      52,905    250,000
  19      54     3,000         96,198      68,592      68,592   250,000               57,021      57,021    250,000
  20      55     3,000        104,158      74,238      74,238   250,000               61,230      61,230    250,000
  21      56     3,000        112,516      80,193      80,193   250,000               65,593      65,593    250,000
  22      57     3,000        121,291      86,399      86,399   250,000               70,052      70,052    250,000
  23      58     3,000        130,506      92,867      92,867   250,000               74,609      74,609    250,000
  24      59     3,000        140,181      99,610      99,610   250,000               79,267      79,267    250,000
  25      60     3,000        150,340     106,638     106,638   250,000               84,019      84,019    250,000
  26      61     3,000        161,007     113,964     113,964   250,000               88,863      88,863    250,000
  27      62     3,000        172,208     121,606     121,606   250,000               93,793      93,793    250,000
  28      63     3,000        183,968     129,582     129,582   250,000               98,801      98,801    250,000
  29      64     3,000        196,317     137,913     137,913   250,000              103,875     103,875    250,000
  30      65     3,000        209,282     146,594     146,594   258,654              109,005     109,005    250,000





CURRENT VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
RATES FOR THE EXACT COMBINATION OF PREMIUMS AND BENEFITS SHOWN.

GUARANTEED VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES.

THE HYPOTHETICAL INVESTMENT RATE OF RETURN SHOWN ABOVE IS ILLUSTRATIVE ONLY
AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL
INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON
A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICY
OWNER AND THE INVESTMENT RESULTS OF THE FUNDS SELECTED. THE CASH VALUE, CASH
SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE
SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A
PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR
INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY,
WALNUT STREET SECURITIES, THE FUNDS, OR ANY REPRESENTATIVE THEREOF, THAT
THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR, OR
SUSTAINED OVER ANY PERIOD OF TIME.

ILLUSTRATED VALUES SHOWN ABOVE ARE AS OF THE END OF THE POLICY YEARS
INDICATED AND ASSUME ANY ADDITIONAL PREMIUMS SHOWN ARE RECEIVED ON THE
POLICY ANNIVERSARIES. ILLUSTRATED VALUES ASSUME ALL PREMIUM TAXES ARE PAID
BY THE COMPANY.

                                      GENERAL AMERICAN LIFE INSURANCE COMPANY
                                      FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


POLICY FACE AMOUNT: $250,000                                                        MALE PREFERRED NONSMOKER AGE 35
DEATH BENEFIT LEVEL (OPTION C)                                                              ANNUAL PREMIUM = $3,000


FOR SEPARATE ACCOUNT ELEVEN A HYPOTHETICAL GROSS ANNUAL RATE OF RETURN OF 12.00% (NET RATE OF 10.60%)



                                            ASSUMING CURRENT CHARGES                 ASSUMING GUARANTEED CHARGES
                                            ------------------------                 ---------------------------


  END                       PREMIUM       CASH                                      CASH
  OF             ANNUAL      ACCUM     SURRENDER      CASH       DEATH            SURRENDER      CASH        DEATH
 YEAR     AGE   PAYMENT      @ 5%        VALUE       VALUE      BENEFIT             VALUE       VALUE       BENEFIT
-------------------------------------------------------------------------------------------------------------------
   1      36     3,000          3,150       1,152       2,029   250,000                  898       1,776    250,000
   2      37     3,000          6,458       3,829       4,707   250,000                3,302       4,180    250,000
   3      38     3,000          9,930       6,743       7,620   250,000                5,937       6,815    250,000
   4      39     3,000         13,577       9,946      10,823   250,000                8,827       9,704    250,000
   5      40     3,000         17,406      13,473      14,351   250,000               11,994      12,872    250,000
   6      41     3,000         21,426      17,470      18,250   250,000               15,565      16,345    250,000
   7      42     3,000         25,647      21,963      22,548   250,000               19,567      20,152    250,000
   8      43     3,000         30,080      26,902      27,292   250,000               23,940      24,330    250,000
   9      44     3,000         34,734      32,335      32,530   250,000               28,718      28,913    250,000
  10      45     3,000         39,620      38,321      38,321   250,000               33,949      33,949    250,000
  11      46     3,000         44,751      45,155      45,155   250,000               39,910      39,910    250,000
  12      47     3,000         50,139      52,727      52,727   250,000               46,472      46,472    250,000
  13      48     3,000         55,796      61,115      61,115   250,000               53,702      53,702    250,000
  14      49     3,000         61,736      70,412      70,412   250,000               61,674      61,674    250,000
  15      50     3,000         67,972      80,719      80,719   250,000               70,468      70,468    250,000
  16      51     3,000         74,521      92,125      92,125   250,000               80,180      80,180    250,000
  17      52     3,000         81,397     104,730     104,730   268,248               90,908      90,908    250,000
  18      53     3,000         88,617     118,624     118,624   294,531              102,763     102,763    255,151
  19      54     3,000         96,198     133,934     133,934   322,466              115,775     115,775    278,745
  20      55     3,000        104,158     150,800     150,800   352,192              129,994     129,994    303,599
  21      56     3,000        112,516     169,529     169,529   384,220              145,654     145,654    330,111
  22      57     3,000        121,291     190,169     190,169   418,424              162,761     162,761    358,120
  23      58     3,000        130,506     212,909     212,909   454,991              181,441     181,441    387,744
  24      59     3,000        140,181     237,954     237,954   494,101              201,831     201,831    419,092
  25      60     3,000        150,340     265,526     265,526   535,941              224,066     224,066    452,257
  26      61     3,000        161,007     295,869     295,869   580,755              248,294     248,294    487,372
  27      62     3,000        172,208     329,248     329,248   628,785              274,674     274,674    524,562
  28      63     3,000        183,968     365,958     365,958   680,316              303,363     303,363    563,952
  29      64     3,000        196,317     406,321     406,321   735,669              334,523     334,523    605,674
  30      65     3,000        209,282     450,688     450,688   795,207              368,325     368,325    649,884





CURRENT VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
RATES FOR THE EXACT COMBINATION OF PREMIUMS AND BENEFITS SHOWN.

GUARANTEED VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES.

THE HYPOTHETICAL INVESTMENT RATE OF RETURN SHOWN ABOVE IS ILLUSTRATIVE ONLY
AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL
INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON
A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICY
OWNER AND THE INVESTMENT RESULTS OF THE FUNDS SELECTED. THE CASH VALUE, CASH
SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE
SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A
PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR
INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY,
WALNUT STREET SECURITIES, THE FUNDS, OR ANY REPRESENTATIVE THEREOF, THAT
THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR, OR
SUSTAINED OVER ANY PERIOD OF TIME.

ILLUSTRATED VALUES SHOWN ABOVE ARE AS OF THE END OF THE POLICY YEARS
INDICATED AND ASSUME ANY ADDITIONAL PREMIUMS SHOWN ARE RECEIVED ON THE
POLICY ANNIVERSARIES. ILLUSTRATED VALUES ASSUME ALL PREMIUM TAXES ARE PAID
BY THE COMPANY.

                                      GENERAL AMERICAN LIFE INSURANCE COMPANY
                                      FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


POLICY FACE AMOUNT: $250,000                                                        MALE PREFERRED NONSMOKER AGE 50
DEATH BENEFIT LEVEL (OPTION A)                                                              ANNUAL PREMIUM = $6,000


FOR SEPARATE ACCOUNT ELEVEN A HYPOTHETICAL GROSS ANNUAL RATE OF RETURN OF 0.00% (NET RATE OF -1.40%)



                                            ASSUMING CURRENT CHARGES                 ASSUMING GUARANTEED CHARGES
                                            ------------------------                 ---------------------------


  END                       PREMIUM       CASH                                      CASH
  OF             ANNUAL      ACCUM     SURRENDER      CASH       DEATH            SURRENDER      CASH        DEATH
 YEAR     AGE   PAYMENT      @ 5%        VALUE       VALUE      BENEFIT             VALUE       VALUE       BENEFIT
-------------------------------------------------------------------------------------------------------------------
   1      51     6,000          6,300       2,191       3,912   250,000                1,299       3,020    250,000
   2      52     6,000         12,915       6,543       8,264   250,000                4,791       6,513    250,000
   3      53     6,000         19,861      10,752      12,473   250,000                8,133       9,854    250,000
   4      54     6,000         27,154      14,830      16,551   250,000               11,313      13,034    250,000
   5      55     6,000         34,811      18,785      20,506   250,000               14,317      16,038    250,000
   6      56     6,000         42,852      22,824      24,354   250,000               17,325      18,855    250,000
   7      57     6,000         51,295      26,949      28,096   250,000               20,324      21,471    250,000
   8      58     6,000         60,159      30,978      31,743   250,000               23,117      23,882    250,000
   9      59     6,000         69,467      34,902      35,284   250,000               25,694      26,076    250,000
  10      60     6,000         79,241      38,716      38,716   250,000               28,033      28,033    250,000
  11      61     6,000         89,503      42,748      42,748   250,000               30,482      30,482    250,000
  12      62     6,000        100,278      46,647      46,647   250,000               32,652      32,652    250,000
  13      63     6,000        111,592      50,431      50,431   250,000               34,508      34,508    250,000
  14      64     6,000        123,471      54,119      54,119   250,000               36,013      36,013    250,000
  15      65     6,000        135,945      57,725      57,725   250,000               37,123      37,123    250,000
  16      66     6,000        149,042      61,011      61,011   250,000               37,799      37,799    250,000
  17      67     6,000        162,794      64,119      64,119   250,000               38,007      38,007    250,000
  18      68     6,000        177,234      67,035      67,035   250,000               37,702      37,702    250,000
  19      69     6,000        192,396      69,748      69,748   250,000               36,839      36,839    250,000
  20      70     6,000        208,316      72,242      72,242   250,000               35,355      35,355    250,000
  21      71     6,000        225,031      74,581      74,581   250,000               33,189      33,189    250,000
  22      72     6,000        242,583      76,673      76,673   250,000               30,047      30,047    250,000
  23      73     6,000        261,012      78,506      78,506   250,000               26,015      26,015    250,000
  24      74     6,000        280,363      80,060      80,060   250,000               20,759      20,759    250,000
  25      75     6,000        300,681      81,308      81,308   250,000               14,044      14,044    250,000
  26      76     6,000        322,015      82,221      82,221   250,000                5,638       5,638    250,000
  27      77     6,000        344,415      82,773      82,773   250,000          -            -           -
  28      78     6,000        367,936      82,921      82,921   250,000          -            -           -
  29      79     6,000        392,633      82,617      82,617   250,000          -            -           -
  30      80     6,000        418,565      81,811      81,811   250,000          -            -           -





CURRENT VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
RATES FOR THE EXACT COMBINATION OF PREMIUMS AND BENEFITS SHOWN.

GUARANTEED VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES.

THE HYPOTHETICAL INVESTMENT RATE OF RETURN SHOWN ABOVE IS ILLUSTRATIVE ONLY
AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL
INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON
A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICY
OWNER AND THE INVESTMENT RESULTS OF THE FUNDS SELECTED. THE CASH VALUE, CASH
SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE
SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A
PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR
INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY,
WALNUT STREET SECURITIES, THE FUNDS, OR ANY REPRESENTATIVE THEREOF, THAT
THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR, OR
SUSTAINED OVER ANY PERIOD OF TIME.

ILLUSTRATED VALUES SHOWN ABOVE ARE AS OF THE END OF THE POLICY YEARS
INDICATED AND ASSUME ANY ADDITIONAL PREMIUMS SHOWN ARE RECEIVED ON THE
POLICY ANNIVERSARIES. ILLUSTRATED VALUES ASSUME ALL PREMIUM TAXES ARE PAID
BY THE COMPANY.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, POLICY WILL LAPSE WITHOUT VALUE

                                      GENERAL AMERICAN LIFE INSURANCE COMPANY
                                      FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


POLICY FACE AMOUNT: $250,000                                                        MALE PREFERRED NONSMOKER AGE 50
DEATH BENEFIT LEVEL (OPTION A)                                                              ANNUAL PREMIUM = $6,000


FOR SEPARATE ACCOUNT ELEVEN A HYPOTHETICAL GROSS ANNUAL RATE OF RETURN OF 6.00% (NET RATE OF 4.60%)



                                            ASSUMING CURRENT CHARGES                 ASSUMING GUARANTEED CHARGES
                                            ------------------------                 ---------------------------


  END                       PREMIUM       CASH                                      CASH
  OF             ANNUAL      ACCUM     SURRENDER      CASH       DEATH            SURRENDER      CASH        DEATH
 YEAR     AGE   PAYMENT      @ 5%        VALUE       VALUE      BENEFIT             VALUE       VALUE       BENEFIT
-------------------------------------------------------------------------------------------------------------------
      1     51     6,000        6,300        2,461       4,183     250,000              1,541       3,262     250,000
      2     52     6,000       12,915        7,358       9,080     250,000              5,496       7,218     250,000
      3     53     6,000       19,861       12,398      14,119     250,000              9,532      11,254     250,000
      4     54     6,000       27,154       17,597      19,318     250,000             13,642      15,363     250,000
      5     55     6,000       34,811       22,972      24,693     250,000             17,813      19,535     250,000
      6     56     6,000       42,852       28,738      30,268     250,000             22,230      23,760     250,000
      7     57     6,000       51,295       34,906      36,053     250,000             26,883      28,031     250,000
      8     58     6,000       60,159       41,305      42,070     250,000             31,580      32,345     250,000
      9     59     6,000       69,467       47,939      48,321     250,000             36,316      36,699     250,000
     10     60     6,000       79,241       54,814      54,814     250,000             41,075      41,075     250,000
     11     61     6,000       89,503       62,321      62,321     250,000             46,255      46,255     250,000
     12     62     6,000      100,278       70,126      70,126     250,000             51,482      51,482     250,000
     13     63     6,000      111,592       78,266      78,266     250,000             56,738      56,738     250,000
     14     64     6,000      123,471       86,778      86,778     250,000             62,000      62,000     250,000
     15     65     6,000      135,945       95,698      95,698     250,000             67,246      67,246     250,000
     16     66     6,000      149,042      104,859     104,859     250,000             72,459      72,459     250,000
     17     67     6,000      162,794      114,404     114,404     250,000             77,630      77,630     250,000
     18     68     6,000      177,234      124,357     124,357     250,000             82,749      82,749     250,000
     19     69     6,000      192,396      134,750     134,750     250,000             87,808      87,808     250,000
     20     70     6,000      208,316      145,620     145,620     250,000             92,791      92,791     250,000
     21     71     6,000      225,031      157,160     157,160     250,000             97,760      97,760     250,000
     22     72     6,000      242,583      169,294     169,294     250,000            102,499     102,499     250,000
     23     73     6,000      261,012      182,088     182,088     250,000            107,124     107,124     250,000
     24     74     6,000      280,363      195,618     195,618     250,000            111,480     111,480     250,000
     25     75     6,000      300,681      209,973     209,973     250,000            115,505     115,505     250,000
     26     76     6,000      322,015      225,262     225,262     250,000            119,155     119,155     250,000
     27     77     6,000      344,415      241,598     241,598     253,678            122,383     122,383     250,000
     28     78     6,000      367,936      258,724     258,724     271,660            125,141     125,141     250,000
     29     79     6,000      392,633      276,610     276,610     290,440            127,378     127,378     250,000
     30     80     6,000      418,565      295,281     295,281     310,046            129,003     129,003     250,000





CURRENT VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
RATES FOR THE EXACT COMBINATION OF PREMIUMS AND BENEFITS SHOWN.

GUARANTEED VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES.

THE HYPOTHETICAL INVESTMENT RATE OF RETURN SHOWN ABOVE IS ILLUSTRATIVE ONLY
AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL
INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON
A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICY
OWNER AND THE INVESTMENT RESULTS OF THE FUNDS SELECTED. THE CASH VALUE, CASH
SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE
SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A
PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR
INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY,
WALNUT STREET SECURITIES, THE FUNDS, OR ANY REPRESENTATIVE THEREOF, THAT
THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR, OR
SUSTAINED OVER ANY PERIOD OF TIME.

ILLUSTRATED VALUES SHOWN ABOVE ARE AS OF THE END OF THE POLICY YEARS
INDICATED AND ASSUME ANY ADDITIONAL PREMIUMS SHOWN ARE RECEIVED ON THE
POLICY ANNIVERSARIES. ILLUSTRATED VALUES ASSUME ALL PREMIUM TAXES ARE PAID
BY THE COMPANY.

                                      GENERAL AMERICAN LIFE INSURANCE COMPANY
                                      FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


POLICY FACE AMOUNT: $250,000                                                        MALE PREFERRED NONSMOKER AGE 50
DEATH BENEFIT LEVEL (OPTION A)                                                              ANNUAL PREMIUM = $6,000


FOR SEPARATE ACCOUNT ELEVEN A HYPOTHETICAL GROSS ANNUAL RATE OF RETURN OF 12.00% (NET RATE OF 10.60%)



                                            ASSUMING CURRENT CHARGES                 ASSUMING GUARANTEED CHARGES
                                            ------------------------                 ---------------------------


  END                       PREMIUM       CASH                                      CASH
  OF             ANNUAL      ACCUM     SURRENDER      CASH       DEATH            SURRENDER      CASH        DEATH
 YEAR     AGE   PAYMENT      @ 5%        VALUE       VALUE      BENEFIT             VALUE       VALUE       BENEFIT
-------------------------------------------------------------------------------------------------------------------
   1      51     6,000          6,300       2,732       4,454   250,000                1,783       3,505    250,000
   2      52     6,000         12,915       8,207       9,929   250,000                6,233       7,954    250,000
   3      53     6,000         19,861      14,179      15,901   250,000               11,053      12,775    250,000
   4      54     6,000         27,154      20,714      22,435   250,000               16,276      17,998    250,000
   5      55     6,000         34,811      27,880      29,601   250,000               21,932      23,654    250,000
   6      56     6,000         42,852      35,957      37,487   250,000               28,254      29,784    250,000
   7      57     6,000         51,295      45,024      46,172   250,000               35,286      36,433    250,000
   8      58     6,000         60,159      54,991      55,756   250,000               42,898      43,663    250,000
   9      59     6,000         69,467      65,949      66,332   250,000               51,157      51,539    250,000
  10      60     6,000         79,241      78,009      78,009   250,000               60,129      60,129    250,000
  11      61     6,000         89,503      91,730      91,730   250,000               70,353      70,353    250,000
  12      62     6,000        100,278     106,916     106,916   250,000               81,579      81,579    250,000
  13      63     6,000        111,592     123,757     123,757   250,000               93,930      93,930    250,000
  14      64     6,000        123,471     142,466     142,466   250,000              107,553     107,553    250,000
  15      65     6,000        135,945     163,276     163,276   250,000              122,624     122,624    250,000
  16      66     6,000        149,042     186,341     186,341   250,000              139,367     139,367    250,000
  17      67     6,000        162,794     212,034     212,034   252,320              158,059     158,059    250,000
  18      68     6,000        177,234     240,504     240,504   283,794              179,033     179,033    250,000
  19      69     6,000        192,396     271,940     271,940   318,169              202,699     202,699    250,000
  20      70     6,000        208,316     306,648     306,648   355,712              229,394     229,394    266,097
  21      71     6,000        225,031     345,280     345,280   397,072              259,039     259,039    297,895
  22      72     6,000        242,583     388,028     388,028   438,472              291,754     291,754    329,682
  23      73     6,000        261,012     435,356     435,356   483,245              327,944     327,944    364,018
  24      74     6,000        280,363     487,787     487,787   531,687              368,006     368,006    401,127
  25      75     6,000        300,681     545,911     545,911   584,125              412,440     412,440    441,310
  26      76     6,000        322,015     610,406     610,406   640,926              461,842     461,842    484,934
  27      77     6,000        344,415     681,709     681,709   715,795              516,258     516,258    542,071
  28      78     6,000        367,936     760,521     760,521   798,547              576,166     576,166    604,974
  29      79     6,000        392,633     847,608     847,608   889,989              642,086     642,086    674,191
  30      80     6,000        418,565     943,815     943,815   991,006              714,581     714,581    750,310





CURRENT VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
RATES FOR THE EXACT COMBINATION OF PREMIUMS AND BENEFITS SHOWN.

GUARANTEED VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES.

THE HYPOTHETICAL INVESTMENT RATE OF RETURN SHOWN ABOVE IS ILLUSTRATIVE ONLY
AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL
INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON
A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICY
OWNER AND THE INVESTMENT RESULTS OF THE FUNDS SELECTED. THE CASH VALUE, CASH
SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE
SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A
PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR
INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY,
WALNUT STREET SECURITIES, THE FUNDS, OR ANY REPRESENTATIVE THEREOF, THAT
THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR, OR
SUSTAINED OVER ANY PERIOD OF TIME.

ILLUSTRATED VALUES SHOWN ABOVE ARE AS OF THE END OF THE POLICY YEARS
INDICATED AND ASSUME ANY ADDITIONAL PREMIUMS SHOWN ARE RECEIVED ON THE
POLICY ANNIVERSARIES. ILLUSTRATED VALUES ASSUME ALL PREMIUM TAXES ARE PAID
BY THE COMPANY.

                                      GENERAL AMERICAN LIFE INSURANCE COMPANY
                                      FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


POLICY FACE AMOUNT: $250,000                                                        MALE PREFERRED NONSMOKER AGE 50
DEATH BENEFIT LEVEL (OPTION B)                                                              ANNUAL PREMIUM = $6,000


FOR SEPARATE ACCOUNT ELEVEN A HYPOTHETICAL GROSS ANNUAL RATE OF RETURN OF 0.00% (NET RATE OF -1.40%)



                                            ASSUMING CURRENT CHARGES                 ASSUMING GUARANTEED CHARGES
                                            ------------------------                 ---------------------------


  END                       PREMIUM       CASH                                      CASH
  OF             ANNUAL      ACCUM     SURRENDER      CASH       DEATH            SURRENDER      CASH        DEATH
 YEAR     AGE   PAYMENT      @ 5%        VALUE       VALUE      BENEFIT             VALUE       VALUE       BENEFIT
-------------------------------------------------------------------------------------------------------------------
   1      51     6,000          6,300       2,185       3,907   253,907                1,279       3,000    253,000
   2      52     6,000         12,915       6,522       8,244   258,244                4,732       6,453    256,453
   3      53     6,000         19,861      10,704      12,426   262,426                8,010       9,731    259,731
   4      54     6,000         27,154      14,741      16,462   266,462               11,101      12,823    262,823
   5      55     6,000         34,811      18,638      20,359   270,359               13,986      15,707    265,707
   6      56     6,000         42,852      22,603      24,133   274,133               16,842      18,372    268,372
   7      57     6,000         51,295      26,634      27,781   277,781               19,651      20,798    270,798
   8      58     6,000         60,159      30,550      31,315   281,315               22,213      22,978    272,978
   9      59     6,000         69,467      34,338      34,720   284,720               24,515      24,897    274,897
  10      60     6,000         79,241      37,991      37,991   287,991               26,530      26,530    276,530
  11      61     6,000         89,503      41,819      41,819   291,819               28,594      28,594    278,594
  12      62     6,000        100,278      45,474      45,474   295,474               30,310      30,310    280,310
  13      63     6,000        111,592      48,976      48,976   298,976               31,638      31,638    281,638
  14      64     6,000        123,471      52,343      52,343   302,343               32,530      32,530    282,530
  15      65     6,000        135,945      55,593      55,593   305,593               32,937      32,937    282,937
  16      66     6,000        149,042      58,406      58,406   308,406               32,818      32,818    282,818
  17      67     6,000        162,794      60,965      60,965   310,965               32,138      32,138    282,138
  18      68     6,000        177,234      63,245      63,245   313,245               30,858      30,858    280,858
  19      69     6,000        192,396      65,224      65,224   315,224               28,942      28,942    278,942
  20      70     6,000        208,316      66,875      66,875   316,875               26,338      26,338    276,338
  21      71     6,000        225,031      68,245      68,245   318,245               22,992      22,992    272,992
  22      72     6,000        242,583      69,236      69,236   319,236               18,625      18,625    268,625
  23      73     6,000        261,012      69,825      69,825   319,825               13,408      13,408    263,408
  24      74     6,000        280,363      69,981      69,981   319,981                7,045       7,045    257,045
  25      75     6,000        300,681      69,664      69,664   319,664          -            -           -
  26      76     6,000        322,015      68,832      68,832   318,832          -            -           -
  27      77     6,000        344,415      67,452      67,452   317,452          -            -           -
  28      78     6,000        367,936      65,467      65,467   315,467          -            -           -
  29      79     6,000        392,633      62,823      62,823   312,823          -            -           -
  30      80     6,000        418,565      59,465      59,465   309,465          -            -           -





CURRENT VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
RATES FOR THE EXACT COMBINATION OF PREMIUMS AND BENEFITS SHOWN.

GUARANTEED VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES.

THE HYPOTHETICAL INVESTMENT RATE OF RETURN SHOWN ABOVE IS ILLUSTRATIVE ONLY
AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL
INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON
A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICY
OWNER AND THE INVESTMENT RESULTS OF THE FUNDS SELECTED. THE CASH VALUE, CASH
SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE
SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A
PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR
INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY,
WALNUT STREET SECURITIES, THE FUNDS, OR ANY REPRESENTATIVE THEREOF, THAT
THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR, OR
SUSTAINED OVER ANY PERIOD OF TIME.

ILLUSTRATED VALUES SHOWN ABOVE ARE AS OF THE END OF THE POLICY YEARS
INDICATED AND ASSUME ANY ADDITIONAL PREMIUMS SHOWN ARE RECEIVED ON THE
POLICY ANNIVERSARIES. ILLUSTRATED VALUES ASSUME ALL PREMIUM TAXES ARE PAID
BY THE COMPANY.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, POLICY WILL LAPSE WITHOUT VALUE

                                      GENERAL AMERICAN LIFE INSURANCE COMPANY
                                      FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


POLICY FACE AMOUNT: $250,000                                                        MALE PREFERRED NONSMOKER AGE 50
DEATH BENEFIT LEVEL (OPTION B)                                                              ANNUAL PREMIUM = $6,000


FOR SEPARATE ACCOUNT ELEVEN A HYPOTHETICAL GROSS ANNUAL RATE OF RETURN OF 6.00% (NET RATE OF 4.60%)



                                            ASSUMING CURRENT CHARGES                 ASSUMING GUARANTEED CHARGES
                                            ------------------------                 ---------------------------


  END                       PREMIUM       CASH                                      CASH
  OF             ANNUAL      ACCUM     SURRENDER      CASH       DEATH            SURRENDER      CASH        DEATH
 YEAR     AGE   PAYMENT      @ 5%        VALUE       VALUE      BENEFIT             VALUE       VALUE       BENEFIT
-------------------------------------------------------------------------------------------------------------------
   1      51     6,000          6,300       2,455       4,177   254,177                1,519       3,241    253,241
   2      52     6,000         12,915       7,336       9,057   259,057                5,430       7,152    257,152
   3      53     6,000         19,861      12,343      14,064   264,064                9,391      11,112    261,112
   4      54     6,000         27,154      17,491      19,212   269,212               13,388      15,110    265,110
   5      55     6,000         34,811      22,790      24,511   274,511               17,401      19,122    269,122
   6      56     6,000         42,852      28,453      29,983   279,983               21,603      23,133    273,133
   7      57     6,000         51,295      34,484      35,632   285,632               25,974      27,122    277,122
   8      58     6,000         60,159      40,709      41,474   291,474               30,309      31,074    281,074
   9      59     6,000         69,467      47,122      47,505   297,505               34,588      34,971    284,971
  10      60     6,000         79,241      53,722      53,722   303,722               38,779      38,779    288,779
  11      61     6,000         89,503      60,869      60,869   310,869               43,247      43,247    293,247
  12      62     6,000        100,278      68,223      68,223   318,223               47,594      47,594    297,594
  13      63     6,000        111,592      75,813      75,813   325,813               51,766      51,766    301,766
  14      64     6,000        123,471      83,670      83,670   333,670               55,703      55,703    305,703
  15      65     6,000        135,945      91,818      91,818   341,818               59,337      59,337    309,337
  16      66     6,000        149,042      99,943      99,943   349,943               62,603      62,603    312,603
  17      67     6,000        162,794     108,225     108,225   358,225               65,442      65,442    315,442
  18      68     6,000        177,234     116,642     116,642   366,642               67,787      67,787    317,787
  19      69     6,000        192,396     125,174     125,174   375,174               69,566      69,566    319,566
  20      70     6,000        208,316     133,797     133,797   383,797               70,694      70,694    320,694
  21      71     6,000        225,031     142,620     142,620   392,620               71,116      71,116    321,116
  22      72     6,000        242,583     151,493     151,493   401,493               70,465      70,465    320,465
  23      73     6,000        261,012     160,389     160,389   410,389               68,849      68,849    318,849
  24      74     6,000        280,363     169,272     169,272   419,272               65,908      65,908    315,908
  25      75     6,000        300,681     178,095     178,095   428,095               61,426      61,426    311,426
  26      76     6,000        322,015     186,806     186,806   436,806               55,225      55,225    305,225
  27      77     6,000        344,415     195,359     195,359   445,359               47,126      47,126    297,126
  28      78     6,000        367,936     203,681     203,681   453,681               36,957      36,957    286,957
  29      79     6,000        392,633     211,696     211,696   461,696               24,553      24,553    274,553
  30      80     6,000        418,565     219,327     219,327   469,327                9,701       9,701    259,701






CURRENT VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
RATES FOR THE EXACT COMBINATION OF PREMIUMS AND BENEFITS SHOWN.

GUARANTEED VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES.

THE HYPOTHETICAL INVESTMENT RATE OF RETURN SHOWN ABOVE IS ILLUSTRATIVE ONLY
AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL
INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON
A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICY
OWNER AND THE INVESTMENT RESULTS OF THE FUNDS SELECTED. THE CASH VALUE, CASH
SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE
SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A
PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR
INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY,
WALNUT STREET SECURITIES, THE FUNDS, OR ANY REPRESENTATIVE THEREOF, THAT
THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR, OR
SUSTAINED OVER ANY PERIOD OF TIME.

ILLUSTRATED VALUES SHOWN ABOVE ARE AS OF THE END OF THE POLICY YEARS
INDICATED AND ASSUME ANY ADDITIONAL PREMIUMS SHOWN ARE RECEIVED ON THE
POLICY ANNIVERSARIES. ILLUSTRATED VALUES ASSUME ALL PREMIUM TAXES ARE PAID
BY THE COMPANY.

                                      GENERAL AMERICAN LIFE INSURANCE COMPANY
                                      FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


POLICY FACE AMOUNT: $250,000                                                        MALE PREFERRED NONSMOKER AGE 50
DEATH BENEFIT LEVEL (OPTION B)                                                              ANNUAL PREMIUM = $6,000


FOR SEPARATE ACCOUNT ELEVEN A HYPOTHETICAL GROSS ANNUAL RATE OF RETURN OF 12.00% (NET RATE OF 10.60%)



                                            ASSUMING CURRENT CHARGES                 ASSUMING GUARANTEED CHARGES
                                            ------------------------                 ---------------------------


  END                       PREMIUM       CASH                                      CASH
  OF             ANNUAL      ACCUM     SURRENDER      CASH       DEATH            SURRENDER      CASH        DEATH
 YEAR     AGE   PAYMENT      @ 5%        VALUE       VALUE      BENEFIT             VALUE       VALUE       BENEFIT
-------------------------------------------------------------------------------------------------------------------
      1     51     6,000        6,300        2,726       4,447     254,447              1,761       3,482      253,482
      2     52     6,000       12,915        8,182       9,904     259,904              6,160       7,882      257,882
      3     53     6,000       19,861       14,117      15,838     265,838             10,892      12,613      262,613
      4     54     6,000       27,154       20,588      22,310     272,310             15,975      17,696      267,696
      5     55     6,000       34,811       27,657      29,378     279,378             21,422      23,144      273,144
      6     56     6,000       42,852       35,593      37,123     287,123             27,447      28,977      278,977
      7     57     6,000       51,295       44,464      45,611     295,611             34,068      35,215      285,215
      8     58     6,000       60,159       54,167      54,932     304,932             41,123      41,888      291,888
      9     59     6,000       69,467       64,774      65,157     315,157             48,642      49,024      299,024
     10     60     6,000       79,241       76,372      76,372     326,372             56,640      56,640      306,640
     11     61     6,000       89,503       89,465      89,465     339,465             65,585      65,585      315,585
     12     62     6,000      100,278      103,828     103,828     353,828             75,144      75,144      325,144
     13     63     6,000      111,592      119,613     119,613     369,613             85,337      85,337      335,337
     14     64     6,000      123,471      136,994     136,994     386,994             96,175      96,175      346,175
     15     65     6,000      135,945      156,156     156,156     406,156            107,670     107,670      357,670
     16     66     6,000      149,042      176,949     176,949     426,949            119,839     119,839      369,839
     17     67     6,000      162,794      199,734     199,734     449,734            132,712     132,712      382,712
     18     68     6,000      177,234      224,697     224,697     474,697            146,314     146,314      396,314
     19     69     6,000      192,396      252,040     252,040     502,040            160,677     160,677      410,677
     20     70     6,000      208,316      281,989     281,989     531,989            175,817     175,817      425,817
     21     71     6,000      225,031      315,076     315,076     565,076            191,899     191,899      441,899
     22     72     6,000      242,583      351,351     351,351     601,351            208,589     208,589      458,589
     23     73     6,000      261,012      391,128     391,128     641,128            226,121     226,121      476,121
     24     74     6,000      280,363      434,747     434,747     684,747            244,259     244,259      494,259
     25     75     6,000      300,681      482,576     482,576     732,576            262,913     262,913      512,913
     26     76     6,000      322,015      535,018     535,018     785,018            282,031     282,031      532,031
     27     77     6,000      344,415      592,530     592,530     842,530            301,565     301,565      551,565
     28     78     6,000      367,936      655,591     655,591     905,591            321,474     321,474      571,474
     29     79     6,000      392,633      724,736     724,736     974,736            341,733     341,733      591,733
     30     80     6,000      418,565      800,555     800,555   1,050,555            362,270     362,270      612,270





CURRENT VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
RATES FOR THE EXACT COMBINATION OF PREMIUMS AND BENEFITS SHOWN.

GUARANTEED VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES.

THE HYPOTHETICAL INVESTMENT RATE OF RETURN SHOWN ABOVE IS ILLUSTRATIVE ONLY
AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL
INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON
A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICY
OWNER AND THE INVESTMENT RESULTS OF THE FUNDS SELECTED. THE CASH VALUE, CASH
SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE
SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A
PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR
INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY,
WALNUT STREET SECURITIES, THE FUNDS, OR ANY REPRESENTATIVE THEREOF, THAT
THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR, OR
SUSTAINED OVER ANY PERIOD OF TIME.

ILLUSTRATED VALUES SHOWN ABOVE ARE AS OF THE END OF THE POLICY YEARS
INDICATED AND ASSUME ANY ADDITIONAL PREMIUMS SHOWN ARE RECEIVED ON THE
POLICY ANNIVERSARIES. ILLUSTRATED VALUES ASSUME ALL PREMIUM TAXES ARE PAID
BY THE COMPANY.

                                      GENERAL AMERICAN LIFE INSURANCE COMPANY
                                      FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


POLICY FACE AMOUNT: $250,000                                                        MALE PREFERRED NONSMOKER AGE 50
DEATH BENEFIT LEVEL (OPTION C)                                                              ANNUAL PREMIUM = $6,000


FOR SEPARATE ACCOUNT ELEVEN A HYPOTHETICAL GROSS ANNUAL RATE OF RETURN OF 0.00% (NET RATE OF -1.40%)



                                         ASSUMING CURRENT CHARGES                 ASSUMING GUARANTEED CHARGES
                                         ------------------------                 ---------------------------


  END                       PREMIUM       CASH                                      CASH
  OF             ANNUAL      ACCUM     SURRENDER      CASH       DEATH            SURRENDER      CASH        DEATH
 YEAR     AGE   PAYMENT      @ 5%        VALUE       VALUE      BENEFIT             VALUE       VALUE       BENEFIT
-------------------------------------------------------------------------------------------------------------------
   1      51     6,000          6,300       2,191       3,912   250,000                1,299       3,020    250,000
   2      52     6,000         12,915       6,543       8,264   250,000                4,791       6,513    250,000
   3      53     6,000         19,861      10,752      12,473   250,000                8,133       9,854    250,000
   4      54     6,000         27,154      14,830      16,551   250,000               11,313      13,034    250,000
   5      55     6,000         34,811      18,785      20,506   250,000               14,317      16,038    250,000
   6      56     6,000         42,852      22,824      24,354   250,000               17,325      18,855    250,000
   7      57     6,000         51,295      26,949      28,096   250,000               20,324      21,471    250,000
   8      58     6,000         60,159      30,978      31,743   250,000               23,117      23,882    250,000
   9      59     6,000         69,467      34,902      35,284   250,000               25,694      26,076    250,000
  10      60     6,000         79,241      38,716      38,716   250,000               28,033      28,033    250,000
  11      61     6,000         89,503      42,748      42,748   250,000               30,482      30,482    250,000
  12      62     6,000        100,278      46,647      46,647   250,000               32,652      32,652    250,000
  13      63     6,000        111,592      50,431      50,431   250,000               34,508      34,508    250,000
  14      64     6,000        123,471      54,119      54,119   250,000               36,013      36,013    250,000
  15      65     6,000        135,945      57,725      57,725   250,000               37,123      37,123    250,000
  16      66     6,000        149,042      61,011      61,011   250,000               37,799      37,799    250,000
  17      67     6,000        162,794      64,119      64,119   250,000               38,007      38,007    250,000
  18      68     6,000        177,234      67,035      67,035   250,000               37,702      37,702    250,000
  19      69     6,000        192,396      69,748      69,748   250,000               36,839      36,839    250,000
  20      70     6,000        208,316      72,242      72,242   250,000               35,355      35,355    250,000
  21      71     6,000        225,031      74,581      74,581   250,000               33,189      33,189    250,000
  22      72     6,000        242,583      76,673      76,673   250,000               30,047      30,047    250,000
  23      73     6,000        261,012      78,506      78,506   250,000               26,015      26,015    250,000
  24      74     6,000        280,363      80,060      80,060   250,000               20,759      20,759    250,000
  25      75     6,000        300,681      81,308      81,308   250,000               14,044      14,044    250,000
  26      76     6,000        322,015      82,221      82,221   250,000                5,638       5,638    250,000
  27      77     6,000        344,415      82,773      82,773   250,000          -            -           -
  28      78     6,000        367,936      82,921      82,921   250,000          -            -           -
  29      79     6,000        392,633      82,617      82,617   250,000          -            -           -
  30      80     6,000        418,565      81,811      81,811   250,000          -            -           -





CURRENT VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
RATES FOR THE EXACT COMBINATION OF PREMIUMS AND BENEFITS SHOWN.

GUARANTEED VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES.

THE HYPOTHETICAL INVESTMENT RATE OF RETURN SHOWN ABOVE IS ILLUSTRATIVE ONLY
AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL
INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON
A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICY
OWNER AND THE INVESTMENT RESULTS OF THE FUNDS SELECTED. THE CASH VALUE, CASH
SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE
SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A
PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR
INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY,
WALNUT STREET SECURITIES, THE FUNDS, OR ANY REPRESENTATIVE THEREOF, THAT
THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR, OR
SUSTAINED OVER ANY PERIOD OF TIME.

ILLUSTRATED VALUES SHOWN ABOVE ARE AS OF THE END OF THE POLICY YEARS
INDICATED AND ASSUME ANY ADDITIONAL PREMIUMS SHOWN ARE RECEIVED ON THE
POLICY ANNIVERSARIES. ILLUSTRATED VALUES ASSUME ALL PREMIUM TAXES ARE PAID
BY THE COMPANY.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, POLICY WILL LAPSE WITHOUT VALUE

                                      GENERAL AMERICAN LIFE INSURANCE COMPANY
                                      FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


POLICY FACE AMOUNT: $250,000                                                        MALE PREFERRED NONSMOKER AGE 50
DEATH BENEFIT LEVEL (OPTION C)                                                              ANNUAL PREMIUM = $6,000


FOR SEPARATE ACCOUNT ELEVEN A HYPOTHETICAL GROSS ANNUAL RATE OF RETURN OF 6.00% (NET RATE OF 4.60%)



                                            ASSUMING CURRENT CHARGES                 ASSUMING GUARANTEED CHARGES
                                            ------------------------                 ---------------------------


  END                       PREMIUM       CASH                                      CASH
  OF             ANNUAL      ACCUM     SURRENDER      CASH       DEATH            SURRENDER      CASH        DEATH
 YEAR     AGE   PAYMENT      @ 5%        VALUE       VALUE      BENEFIT             VALUE       VALUE       BENEFIT
-------------------------------------------------------------------------------------------------------------------
   1      51     6,000          6,300       2,461       4,183   250,000                1,541       3,262    250,000
   2      52     6,000         12,915       7,358       9,080   250,000                5,496       7,218    250,000
   3      53     6,000         19,861      12,398      14,119   250,000                9,532      11,254    250,000
   4      54     6,000         27,154      17,597      19,318   250,000               13,642      15,363    250,000
   5      55     6,000         34,811      22,972      24,693   250,000               17,813      19,535    250,000
   6      56     6,000         42,852      28,738      30,268   250,000               22,230      23,760    250,000
   7      57     6,000         51,295      34,906      36,053   250,000               26,883      28,031    250,000
   8      58     6,000         60,159      41,305      42,070   250,000               31,580      32,345    250,000
   9      59     6,000         69,467      47,939      48,321   250,000               36,316      36,699    250,000
  10      60     6,000         79,241      54,814      54,814   250,000               41,075      41,075    250,000
  11      61     6,000         89,503      62,321      62,321   250,000               46,255      46,255    250,000
  12      62     6,000        100,278      70,126      70,126   250,000               51,482      51,482    250,000
  13      63     6,000        111,592      78,266      78,266   250,000               56,738      56,738    250,000
  14      64     6,000        123,471      86,778      86,778   250,000               62,000      62,000    250,000
  15      65     6,000        135,945      95,698      95,698   250,000               67,246      67,246    250,000
  16      66     6,000        149,042     104,859     104,859   250,000               72,459      72,459    250,000
  17      67     6,000        162,794     114,404     114,404   250,000               77,630      77,630    250,000
  18      68     6,000        177,234     124,357     124,357   250,000               82,749      82,749    250,000
  19      69     6,000        192,396     134,750     134,750   250,000               87,808      87,808    250,000
  20      70     6,000        208,316     145,620     145,620   250,000               92,791      92,791    250,000
  21      71     6,000        225,031     157,160     157,160   250,000               97,760      97,760    250,000
  22      72     6,000        242,583     169,281     169,281   253,742              102,499     102,499    250,000
  23      73     6,000        261,012     181,862     181,862   267,064              107,124     107,124    250,000
  24      74     6,000        280,363     194,892     194,892   280,521              111,480     111,480    250,000
  25      75     6,000        300,681     208,378     208,378   294,240              115,505     115,505    250,000
  26      76     6,000        322,015     222,329     222,329   308,262              119,155     119,155    250,000
  27      77     6,000        344,415     236,757     236,757   322,613              122,383     122,383    250,000
  28      78     6,000        367,936     251,667     251,667   337,299              125,141     125,141    250,000
  29      79     6,000        392,633     267,065     267,065   352,321              127,378     127,378    250,000
  30      80     6,000        418,565     282,963     282,963   367,667              129,003     129,003    250,000





CURRENT VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
RATES FOR THE EXACT COMBINATION OF PREMIUMS AND BENEFITS SHOWN.

GUARANTEED VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES.

THE HYPOTHETICAL INVESTMENT RATE OF RETURN SHOWN ABOVE IS ILLUSTRATIVE ONLY
AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL
INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON
A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICY
OWNER AND THE INVESTMENT RESULTS OF THE FUNDS SELECTED. THE CASH VALUE, CASH
SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE
SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A
PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR
INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY,
WALNUT STREET SECURITIES, THE FUNDS, OR ANY REPRESENTATIVE THEREOF, THAT
THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR, OR
SUSTAINED OVER ANY PERIOD OF TIME.

ILLUSTRATED VALUES SHOWN ABOVE ARE AS OF THE END OF THE POLICY YEARS
INDICATED AND ASSUME ANY ADDITIONAL PREMIUMS SHOWN ARE RECEIVED ON THE
POLICY ANNIVERSARIES. ILLUSTRATED VALUES ASSUME ALL PREMIUM TAXES ARE PAID
BY THE COMPANY.

                                      GENERAL AMERICAN LIFE INSURANCE COMPANY
                                      FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


POLICY FACE AMOUNT: $250,000                                                        MALE PREFERRED NONSMOKER AGE 50
DEATH BENEFIT LEVEL (OPTION C)                                                              ANNUAL PREMIUM = $6,000


FOR SEPARATE ACCOUNT ELEVEN A HYPOTHETICAL GROSS ANNUAL RATE OF RETURN OF 12.00% (NET RATE OF 10.60%)



                                            ASSUMING CURRENT CHARGES                 ASSUMING GUARANTEED CHARGES
                                            ------------------------                 ---------------------------


  END                       PREMIUM       CASH                                      CASH
  OF             ANNUAL      ACCUM     SURRENDER      CASH       DEATH            SURRENDER      CASH        DEATH
 YEAR     AGE   PAYMENT      @ 5%        VALUE       VALUE      BENEFIT             VALUE       VALUE       BENEFIT
-------------------------------------------------------------------------------------------------------------------
   1      51     6,000          6,300       2,732       4,454    250,000               1,783       3,505    250,000
   2      52     6,000         12,915       8,207       9,929    250,000               6,233       7,954    250,000
   3      53     6,000         19,861      14,179      15,901    250,000              11,053      12,775    250,000
   4      54     6,000         27,154      20,714      22,435    250,000              16,276      17,998    250,000
   5      55     6,000         34,811      27,880      29,601    250,000              21,932      23,654    250,000
   6      56     6,000         42,852      35,957      37,487    250,000              28,254      29,784    250,000
   7      57     6,000         51,295      45,024      46,172    250,000              35,286      36,433    250,000
   8      58     6,000         60,159      54,991      55,756    250,000              42,898      43,663    250,000
   9      59     6,000         69,467      65,949      66,332    250,000              51,157      51,539    250,000
  10      60     6,000         79,241      78,009      78,009    250,000              60,129      60,129    250,000
  11      61     6,000         89,503      91,730      91,730    250,000              70,353      70,353    250,000
  12      62     6,000        100,278     106,916     106,916    250,000              81,579      81,579    250,000
  13      63     6,000        111,592     123,757     123,757    250,000              93,930      93,930    250,000
  14      64     6,000        123,471     142,459     142,459    257,930             107,553     107,553    250,000
  15      65     6,000        135,945     163,104     163,104    287,785             122,624     122,624    250,000
  16      66     6,000        149,042     185,684     185,684    319,487             139,367     139,367    250,000
  17      67     6,000        162,794     210,480     210,480    353,384             157,936     157,936    265,165
  18      68     6,000        177,234     237,697     237,697    389,663             178,077     178,077    291,928
  19      69     6,000        192,396     267,558     267,558    428,531             199,885     199,885    320,145
  20      70     6,000        208,316     300,307     300,307    470,199             223,481     223,481    349,910
  21      71     6,000        225,031     336,515     336,515    515,372             249,203     249,203    381,654
  22      72     6,000        242,583     376,236     376,236    563,955             276,903     276,903    415,060
  23      73     6,000        261,012     419,799     419,799    616,476             306,842     306,842    450,598
  24      74     6,000        280,363     467,566     467,566    673,000             339,052     339,052    488,022
  25      75     6,000        300,681     519,918     519,918    734,150             373,644     373,644    527,604
  26      76     6,000        322,015     577,274     577,274    800,396             410,765     410,765    569,530
  27      77     6,000        344,415     640,095     640,095    872,213             450,579     450,579    613,972
  28      78     6,000        367,936     708,866     708,866    950,065             493,276     493,276    661,118
  29      79     6,000        392,633     784,121     784,121  1,034,436             539,079     539,079    711,169
  30      80     6,000        418,565     866,444     866,444  1,125,814             588,213     588,213    764,294





CURRENT VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
RATES FOR THE EXACT COMBINATION OF PREMIUMS AND BENEFITS SHOWN.

GUARANTEED VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES.

THE HYPOTHETICAL INVESTMENT RATE OF RETURN SHOWN ABOVE IS ILLUSTRATIVE ONLY
AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL
INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON
A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICY
OWNER AND THE INVESTMENT RESULTS OF THE FUNDS SELECTED. THE CASH VALUE, CASH
SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE
SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A
PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR
INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY,
WALNUT STREET SECURITIES, THE FUNDS, OR ANY REPRESENTATIVE THEREOF, THAT
THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR, OR
SUSTAINED OVER ANY PERIOD OF TIME.

ILLUSTRATED VALUES SHOWN ABOVE ARE AS OF THE END OF THE POLICY YEARS
INDICATED AND ASSUME ANY ADDITIONAL PREMIUMS SHOWN ARE RECEIVED ON THE
POLICY ANNIVERSARIES. ILLUSTRATED VALUES ASSUME ALL PREMIUM TAXES ARE PAID
BY THE COMPANY.

                        INDEPENDENT AUDITORS' REPORT


The Board of Directors
General American Life Insurance Company
and Contractholders of General American
Separate Account Eleven:

We have audited the statements of assets and liabilities, including the schedule of investments, of the S & P 500 Index, Money Market, Bond Index, Managed Equity, Asset Allocation, International Index, Mid-Cap Equity, Small-Cap Equity, Equity Income, Growth, Overseas, Asset Manager, High Income, Mid Cap Portfolio, Worldwide Hard Assets, Worldwide Emerging Markets, Multi-Style Equity, Core Bond, Aggressive Equity, Non-US, Income & Growth, International, Value, Bond Portfolio, Small Company Portfolio, Large Cap Value, Large Cap Growth, Small Cap Value, Small Cap Growth, International Equity, Emerging Markets Equity, Core Fixed Income, High Yield Bond, International Fixed Income, Emerging Markets Debt, Janus Mid-Cap, T. Rowe Price Large Cap Growth, T. Rowe Price Small Cap Growth, and Alger Equity Growth Divisions of General American Separate Account Eleven as of December 31, 2000, and the respective related statements of operations and changes in net assets for each of the periods in the year then ended. These financial statements are the responsibility of the management of General American Separate Account Eleven. Our responsibility is to express an opinion on these financial statements based on our audits. The statements of operations and changes in net assets for each of the years ended December 31, 1999 and 1998 were audited by other auditors whose report dated February 25, 2000 expressed an unqualified opinion on those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000 by correspondence with the distributor and depositor of the separate account. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such 2000 financial statements referred to above present fairly, in all material respects, the financial position of the S & P 500 Index, Money Market, Bond Index, Managed Equity, Asset Allocation, International Index, Mid-Cap Equity, Small-Cap Equity, Equity Income, Growth, Overseas, Asset Manager, High Income, Worldwide Hard Assets, Worldwide Emerging Markets, Multi-Style Equity, Core Bond, Aggressive Equity, Non-US, Income & Growth, International, Value, Bond Portfolio, Small Company Portfolio, Large Cap Value, Large Cap Growth, Small Cap Value, Small Cap Growth, International Equity, Emerging Markets Equity, Core Fixed Income, High Yield Bond, International Fixed Income, Emerging Markets Debt, Janus Mid-Cap, T. Rowe Price Large Cap Growth, T. Rowe Price Small Cap Growth, and Alger Equity Growth Fund Divisions of General American Separate Account Eleven as of December 31, 2000, the respective results of their operations and changes in their net assets for each of the periods in the year then ended, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP


St. Louis, Missouri
February 28, 2001

                                        GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN
                                          STATEMENTS OF ASSETS AND LIABILITIES
                                                    DECEMBER 31, 2000


                                                      S & P 500 INDEX    MONEY MARKET     BOND INDEX FUND  MANAGED EQUITY
                                                       FUND DIVISION    FUND DIVISION        DIVISION      FUND DIVISION
                                                      ---------------   --------------    ---------------  --------------
Assets:
  Investments at market value (see Schedule of
   Investments):
    General American Capital Company                  $   65,413,477    $   13,424,726    $    7,714,431   $    6,916,937
    Fidelity VIP Fund                                              -                 -                 -                -
    Fidelity VIP Fund II                                           -                 -                 -                -
    Van Eck Worldwide Insurance Trust                              -                 -                 -                -
    Russell Insurance Fund                                         -                 -                 -                -
    American Century Variable Portfolios                           -                 -                 -                -
    J.P. Morgan Series Trust II                                    -                 -                 -                -
    SEI Insurance Products Trust                                   -                 -                 -                -
    Metropolitan Series Fund, Inc.                                 -                 -                 -                -
    New England Zenith Fund                                        -                 -                 -                -
  Dividends Receivable                                             -                 -                 -                -
  Receivable from General American Life
    Insurance Company                                         49,749           154,311                 -                -
                                                      --------------    --------------    --------------   --------------

      Total assets                                        65,463,226        13,579,037         7,714,431        6,916,937
                                                      --------------    --------------    --------------   --------------

Liabilities:
  Payable to General American Life
    Insurance Company                                              -                 -             4,463            3,209
                                                      --------------    --------------    --------------   --------------

        Total net assets                              $   65,463,226    $   13,579,037    $    7,709,968   $    6,913,728
                                                      ==============    ==============    ==============   ==============


Total units held - VUL-95                                    204,824            34,978            87,768           83,342
Total units held - VGSP                                      579,901           204,793           117,239           49,411
Total units held - VUL-100                                   681,804            74,140           134,573           81,393
Total units held - Russell VUL                                     -                 -                 -                -
Total units held - VUL-2000                                1,055,844           679,250            70,382           34,853
Total units held - JSVUL-2000                                141,124            74,762            10,302            2,385
Total units held - Destiny                                    92,113            50,450            81,596            4,049

VUL-95 Net unit value                                 $        49.28    $        19.33    $        24.44   $        36.71
VGSP Net unit value                                   $        31.98    $        14.12    $        15.07   $        25.64
VUL-100 Net unit value                                $        29.90    $        13.25    $        15.02   $        24.98
Russell VUL Net unit value                            $        12.93    $        12.25    $        10.98   $        13.69
VUL-2000 Net unit value                               $        12.93    $        11.23    $        10.98   $        13.69
JSVUL-2000 Net unit value                             $        12.93    $        11.23    $        10.98   $        13.69
Destiny Net unit value                                $        10.46    $        11.12    $        10.92   $        10.81

Cost of investments                                   $   76,560,134    $   13,917,031    $    7,773,818   $    8,608,443


See accompanying notes to the financial statements.

                                      GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN
                                        STATEMENTS OF ASSETS AND LIABILITIES
                                                  DECEMBER 31, 2000

                                                      ASSET ALLOCATION      INTERNATIONAL INDEX       MID-CAP EQUITY
                                                       FUND DIVISION           FUND DIVISION          FUND DIVISION
                                                      ----------------      -------------------       --------------
Assets:
  Investments at market value (see Schedule of
   Investments):
    General American Capital Company                   $   19,734,038          $   10,344,441         $    6,776,452
    Fidelity VIP Fund                                               -                       -                      -
    Fidelity VIP Fund II                                            -                       -                      -
    Van Eck Worldwide Insurance Trust                               -                       -                      -
    Russell Insurance Fund                                          -                       -                      -
    American Century Variable Portfolios                            -                       -                      -
    J.P. Morgan Series Trust II                                     -                       -                      -
    SEI Insurance Products Trust                                    -                       -                      -
    Metropolitan Series Fund, Inc.                                  -                       -                      -
    New England Zenith Fund                                         -                       -                      -
  Dividends Receivable                                              -                       -                      -
  Receivable from General American Life
    Insurance Company                                               -                       -                      -
                                                       --------------          --------------         --------------

      Total assets                                         19,734,038              10,344,441              6,776,452
                                                       --------------          --------------         --------------

Liabilities:
  Payable to General American Life
    Insurance Company                                          11,846                   5,402                 13,505
                                                       --------------          --------------         --------------

        Total net assets                               $   19,722,192          $   10,339,039         $    6,762,947
                                                       ==============          ==============         ==============


Total units held - VUL-95                                     289,668                 127,636                111,932
Total units held - VGSP                                        75,963                  80,189                107,645
Total units held - VUL-100                                    120,170                  96,222                 81,968
Total units held - Russell VUL                                      -                       -                      -
Total units held - VUL-2000                                   155,767                  48,016                 63,263
Total units held - JSVUL-2000                                  15,500                   7,053                  6,573
Total units held - Destiny                                     14,662                  13,768                      -

VUL-95 Net unit value                                  $        42.01          $        20.23         $        20.15
VGSP Net unit value                                    $        25.06          $        17.57         $        20.25
VUL-100 Net unit value                                 $        24.73          $        14.87         $        18.38
Russell VUL Net unit value                             $        14.62          $        12.38         $        11.76
VUL-2000 Net unit value                                $        14.62          $        12.38         $        11.76
JSVUL-2000 Net unit value                              $        14.62          $        12.38         $        11.76
Destiny Net unit value                                 $        11.87          $        10.33         $        10.93

Cost of investments                                    $   22,658,899          $   10,737,316         $    9,488,520




See accompanying notes to the financial statements.

                                          GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN
                                            STATEMENTS OF ASSETS AND LIABILITIES
                                                      DECEMBER 31, 2000

                                                      SMALL-CAP EQUITY   EQUITY INCOME       GROWTH FUND    OVERSEAS FUND
                                                        FUND DIVISION    FUND DIVISION        DIVISION         DIVISION
                                                      ----------------   --------------    --------------   --------------
Assets:
  Investments at market value (see Schedule of
   Investments):
    General American Capital Company                   $    3,552,818    $            -    $            -   $            -
    Fidelity VIP Fund                                               -        24,092,968        57,955,845       14,522,222
    Fidelity VIP Fund II                                            -                 -                 -                -
    Van Eck Worldwide Insurance Trust                               -                 -                 -                -
    Russell Insurance Fund                                          -                 -                 -                -
    American Century Variable Portfolios                            -                 -                 -                -
    J.P. Morgan Series Trust II                                     -                 -                 -                -
    SEI Insurance Products Trust                                    -                 -                 -                -
    Metropolitan Series Fund, Inc.                                  -                 -                 -                -
    New England Zenith Fund                                         -                 -                 -                -
  Dividends Receivable                                              -                 -                 -                -
  Receivable from General American Life
    Insurance Company                                               -                 -                 -                -
                                                       --------------    --------------    --------------   --------------

      Total assets                                          3,552,818        24,092,968        57,955,845       14,522,222
                                                       --------------    --------------    --------------   --------------

Liabilities:
  Payable to General American Life
    Insurance Company                                           2,416            17,245            38,222            7,492
                                                       --------------    --------------    --------------   --------------

        Total net assets                               $    3,550,402    $   24,075,723    $   57,917,623   $   14,514,730
                                                       ==============    ==============    ==============   ==============


Total units held - VUL-95                                      37,060           242,123           360,808          208,670
Total units held - VGSP                                       100,331           240,033           466,536          279,276
Total units held - VUL-100                                    101,470           304,197           507,306          149,364
Total units held - Russell VUL                                      -                 -                 -                -
Total units held - VUL-2000                                    50,894           191,538           668,705          130,367
Total units held - JSVUL-2000                                   8,936            26,389            55,049            6,586
Total units held - Destiny                                      4,723            38,172           243,971           14,084

VUL-95 Net unit value                                  $        11.81    $        27.94    $        35.86   $        21.95
VGSP Net unit value                                    $        11.88    $        28.13    $        34.02   $        19.73
VUL-100 Net unit value                                 $        11.79    $        24.14    $        31.04   $        17.08
Russell VUL Net unit value                             $        11.29    $        12.87    $        14.84   $        12.64
VUL-2000 Net unit value                                $        11.29    $        12.87    $        14.84   $        12.64
JSVUL-2000 Net unit value                              $        11.29    $        12.87    $        14.84   $        12.64
Destiny Net unit value                                 $        10.47    $        10.72    $        10.75   $        10.09

Cost of investments                                    $    3,743,186    $   22,363,880    $   55,301,839   $   15,142,188



See accompanying notes to the financial statements.

                                  GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN
                                    STATEMENTS OF ASSETS AND LIABILITIES
                                              DECEMBER 31, 2000

                                                  ASSET MANAGER    HIGH INCOME FUND   MID CAP FUND
                                                  FUND DIVISION        DIVISION         DIVISION
                                                  --------------   ----------------  --------------
Assets:
  Investments at market value (see Schedule of
   Investments):
    General American Capital Company              $            -    $            -   $            -
    Fidelity VIP Fund                                          -         5,743,217          875,052
    Fidelity VIP Fund II                               2,813,923                 -                -
    Van Eck Worldwide Insurance Trust                          -                 -                -
    Russell Insurance Fund                                     -                 -                -
    American Century Variable Portfolios                       -                 -                -
    J.P. Morgan Series Trust II                                -                 -                -
    SEI Insurance Products Trust                               -                 -                -
    Metropolitan Series Fund, Inc.                             -                 -                -
    New England Zenith Fund                                    -                 -                -
  Dividends Receivable                                         -                 -                -
  Receivable from General American Life
    Insurance Company                                          -                 -                -
                                                  --------------    --------------   --------------

      Total assets                                     2,813,923         5,743,217          875,052
                                                  --------------    --------------   --------------

Liabilities:
  Payable to General American Life
    Insurance Company                                      1,737             3,452              415
                                                  --------------    --------------   --------------

        Total net assets                          $    2,812,186    $    5,739,765   $      874,637
                                                  ==============    ==============   ==============


Total units held - VUL-95                                 11,322            13,971            5,631
Total units held - VGSP                                   25,422           139,145           21,726
Total units held - VUL-100                                63,960           233,605            2,532
Total units held - Russell VUL                                 -                 -                -
Total units held - VUL-2000                               74,936           132,013           41,284
Total units held - JSVUL-2000                              1,313             5,282            4,946
Total units held - Destiny                                15,695            29,069                -

VUL-95 Net unit value                             $        17.34    $        11.13   $        11.47
VGSP Net unit value                               $        17.48    $        11.23   $        11.48
VUL-100 Net unit value                            $        17.29    $        11.10   $        11.47
Russell VUL Net unit value                        $        11.82    $         8.70   $        11.50
VUL-2000 Net unit value                           $        11.82    $         8.70   $        11.50
JSVUL-2000 Net unit value                         $        11.82    $         8.70   $        11.50
Destiny Net unit value                            $        10.45    $         8.02   $        11.54

Cost of investments                               $    3,000,940    $    7,263,769   $      841,143



See accompanying notes to the financial statements.

                                             GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN
                                               STATEMENTS OF ASSETS AND LIABILITIES
                                                        DECEMBER 31, 2000

                                                       WORLDWIDE HARD         WORLDWIDE
                                                         ASSETS FUND       EMERGING MARKETS    MULTI-STYLE EQUITY  CORE BOND FUND
                                                          DIVISION          FUND DIVISION        FUND DIVISION        DIVISION
                                                      ---------------      ----------------    ------------------ ---------------
Assets:
  Investments at market value (see Schedule of
   Investments):
    General American Capital Company                  $             -       $            -       $            -   $            -
    Fidelity VIP Fund                                               -                    -                    -                -
    Fidelity VIP Fund II                                            -                    -                    -                -
    Van Eck Worldwide Insurance Trust                         346,548            1,423,567                    -                -
    Russell Insurance Fund                                          -                    -           10,273,501        3,132,003
    American Century Variable Portfolios                            -                    -                    -                -
    J.P. Morgan Series Trust II                                     -                    -                    -                -
    SEI Insurance Products Trust                                    -                    -                    -                -
    Metropolitan Series Fund, Inc.                                  -                    -                    -                -
    New England Zenith Fund                                         -                    -                    -                -
  Dividends Receivable                                              -                    -                    -                -
  Receivable from General American Life
    Insurance Company                                               -                    -                    -                -
                                                      ---------------       --------------       --------------   --------------

      Total assets                                            346,548            1,423,567           10,273,501        3,132,003
                                                      ---------------       --------------       --------------   --------------

Liabilities:
  Payable to General American Life
    Insurance Company                                             194                  540                9,084            1,913
                                                      ---------------       --------------       --------------   --------------

        Total net assets                              $       346,354       $    1,423,027       $   10,264,417   $    3,130,090
                                                      ===============       ==============       ==============   ==============


Total units held - VUL-95                                       7,739                8,384               36,033            9,908
Total units held - VGSP                                         4,896              105,521              381,748          191,340
Total units held - VUL-100                                     17,232               13,270               50,259            9,101
Total units held - Russell VUL                                      -                    -              103,551            9,088
Total units held - VUL-2000                                     2,634               10,244               88,400           26,109
Total units held - JSVUL-2000                                     207                1,296               14,647            8,442
Total units held - Destiny                                          -               10,082                    -                -

VUL-95 Net unit value                                 $        10.30        $         9.17       $        11.08   $        11.25
VGSP Net unit value                                   $        10.38        $         9.19       $        16.61   $        12.66
VUL-100 Net unit value                                $        10.27        $         9.16       $        11.07   $        11.24
Russell VUL Net unit value                            $        13.65        $        14.11       $        16.67   $        12.63
VUL-2000 Net unit value                               $        13.65        $        14.11       $        12.04   $        10.96
JSVUL-2000 Net unit value                             $        13.65        $        14.11       $        12.04   $        10.96
Destiny Net unit value                                $        10.96        $         9.12       $            -   $            -

Cost of investments                                   $      307,782        $    1,973,735       $   11,403,559   $    3,028,260



See accompanying notes to the financial statements.

                                    GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN
                                      STATEMENTS OF ASSETS AND LIABILITIES
                                                DECEMBER 31, 2000

                                                     AGGRESSIVE EQUITY        NON-US FUND       INCOME & GROWTH
                                                       FUND DIVISION           DIVISION          FUND DIVISION
                                                     -----------------      --------------      ---------------
Assets:
  Investments at market value (see Schedule of
   Investments):
    General American Capital Company                   $            -       $            -      $            -
    Fidelity VIP Fund                                               -                    -                   -
    Fidelity VIP Fund II                                            -                    -                   -
    Van Eck Worldwide Insurance Trust                               -                    -                   -
    Russell Insurance Fund                                  4,115,846            3,131,350                   -
    American Century Variable Portfolios                            -                    -           3,701,621
    J.P. Morgan Series Trust II                                     -                    -                   -
    SEI Insurance Products Trust                                    -                    -                   -
    Metropolitan Series Fund, Inc.                                  -                    -                   -
    New England Zenith Fund                                         -                    -                   -
  Dividends Receivable                                              -                    -                   -
  Receivable from General American Life
    Insurance Company                                               -                    -                   -
                                                       --------------       --------------      --------------

      Total assets                                          4,115,846            3,131,350           3,701,621
                                                       --------------       --------------      --------------

Liabilities:
  Payable to General American Life
    Insurance Company                                           5,381                3,264                 650
                                                       --------------       --------------      --------------

        Total net assets                               $    4,110,465       $    3,128,086      $    3,700,971
                                                       ==============       ==============      ==============


Total units held - VUL-95                                      15,978                7,470              71,029
Total units held - VGSP                                       138,223              190,299              13,219
Total units held - VUL-100                                     21,400               12,292              46,605
Total units held - Russell VUL                                 70,965               10,886                   -
Total units held - VUL-2000                                    65,503               17,776             138,378
Total units held - JSVUL-2000                                   4,788                5,531               5,632
Total units held - Destiny                                          -                    -              61,496

VUL-95 Net unit value                                  $         9.40       $        11.17      $         9.85
VGSP Net unit value                                    $        13.92       $        12.99      $         9.87
VUL-100 Net unit value                                 $         9.39       $        11.16      $         9.84
Russell VUL Net unit value                             $        14.10       $        12.67      $        12.48
VUL-2000 Net unit value                                $        11.87       $        12.80      $        12.48
JSVUL-2000 Net unit value                              $        11.87       $        12.80      $        12.48
Destiny Net unit value                                 $            -       $            -      $        10.01

Cost of investments                                    $    4,293,163       $    3,392,683      $    3,985,521



See accompanying notes to the financial statements.

                                             GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN
                                               STATEMENTS OF ASSETS AND LIABILITIES
                                                        DECEMBER 31, 2000
                                                                                                            SMALL COMPANY
                                                   INTERNATIONAL FUND      VALUE FUND      BOND PORTFOLIO   PORTFOLIO FUND
                                                        DIVISION            DIVISION       FUND DIVISION       DIVISION
                                                   ------------------    --------------    --------------   --------------
Assets:
  Investments at market value (see Schedule of
   Investments):
    General American Capital Company                   $            -    $            -    $            -   $            -
    Fidelity VIP Fund                                               -                 -                 -                -
    Fidelity VIP Fund II                                            -                 -                 -                -
    Van Eck Worldwide Insurance Trust                               -                 -                 -                -
    Russell Insurance Fund                                          -                 -                 -                -
    American Century Variable Portfolios                    4,621,517         1,571,459                 -                -
    J.P. Morgan Series Trust II                                     -                 -         1,118,957        4,556,193
    SEI Insurance Products Trust                                    -                 -                 -                -
    Metropolitan Series Fund, Inc.                                  -                 -                 -                -
    New England Zenith Fund                                         -                 -                 -                -
  Dividends Receivable                                              -                 -                 -                -
  Receivable from General American Life
    Insurance Company                                               -                 -                 -            5,209
                                                       --------------    --------------    --------------   --------------

      Total assets                                          4,621,517         1,571,459         1,118,957        4,561,402
                                                       --------------    --------------    --------------   --------------

Liabilities:
  Payable to General American Life
    Insurance Company                                           3,099               587               346                -
                                                       --------------    --------------    --------------   --------------

        Total net assets                               $    4,618,418    $    1,570,872    $    1,118,611   $    4,561,402
                                                       ==============    ==============    ==============   ==============

Total units held - VUL-95                                      23,472             5,256               365           17,095
Total units held - VGSP                                        51,246             5,601             7,849           85,875
Total units held - VUL-100                                     37,880            12,299               453           25,585
Total units held - Russell VUL                                      -                 -                 -                -
Total units held - VUL-2000                                   169,821            26,803            59,879          115,918
Total units held - JSVUL-2000                                   4,465               821             1,154            7,088
Total units held - Destiny                                     54,583            79,932            31,514           81,960

VUL-95 Net unit value                                  $        12.72    $        10.68    $        10.79   $        12.59
VGSP Net unit value                                    $        12.75    $        10.71    $        10.81   $        12.62
VUL-100 Net unit value                                 $        12.71    $        10.67    $        10.78   $        12.58
Russell VUL Net unit value                             $        14.33    $        12.58    $        11.00   $        14.77
VUL-2000 Net unit value                                $        14.33    $        12.58    $        11.00   $        14.77
JSVUL-2000 Net unit value                              $        14.33    $        12.58    $        11.00   $        14.77
Destiny Net unit value                                 $        12.59    $        12.21    $        11.23   $        13.70

Cost of investments                                    $    5,204,874    $    1,348,783    $    1,095,720   $    5,063,483



See accompanying notes to the financial statements.

                                    GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN
                                      STATEMENTS OF ASSETS AND LIABILITIES
                                               DECEMBER 31, 2000

                                                       LARGE CAP VALUE     LARGE CAP GROWTH    SMALL CAP VALUE
                                                        FUND DIVISION        FUND DIVISION      FUND DIVISION
                                                       ---------------     ----------------    ---------------
Assets:
  Investments at market value (see Schedule of
   Investments):
    General American Capital Company                   $            -       $            -     $             -
    Fidelity VIP Fund                                               -                    -                   -
    Fidelity VIP Fund II                                            -                    -                   -
    Van Eck Worldwide Insurance Trust                               -                    -                   -
    Russell Insurance Fund                                          -                    -                   -
    American Century Variable Portfolios                            -                    -                   -
    J.P. Morgan Series Trust II                                     -                    -                   -
    SEI Insurance Products Trust                            2,908,027            1,863,905             397,994
    Metropolitan Series Fund, Inc.                                  -                    -                   -
    New England Zenith Fund                                         -                    -                   -
  Dividends Receivable                                              -                    -                   -
  Receivable from General American Life
    Insurance Company                                               -                    -                   -
                                                       --------------       --------------     ---------------

      Total assets                                          2,908,027            1,863,905             397,994
                                                       --------------       --------------     ---------------

Liabilities:
  Payable to General American Life
    Insurance Company                                          24,324               23,612               2,799
                                                       --------------       --------------     ---------------

        Total net assets                               $    2,883,703       $    1,840,293     $       395,195
                                                       ==============       ==============     ===============


Total units held - VUL-95                                      44,252               97,592               2,483
Total units held - VGSP                                       111,500               15,849              13,230
Total units held - VUL-100                                     28,877               63,396               2,321
Total units held - Russell VUL                                      -                    -                   -
Total units held - VUL-2000                                    74,653               60,537              13,874
Total units held - JSVUL-2000                                   5,702                9,444               1,097
Total units held - Destiny                                          -                    -                   -

VUL-95 Net unit value                                  $        11.01       $         7.62     $         11.80
VGSP Net unit value                                    $        10.83       $         7.14     $         12.00
VUL-100 Net unit value                                 $        11.01       $         7.62     $         11.80
Russell VUL Net unit value                             $        10.84       $         7.15     $         12.01
VUL-2000 Net unit value                                $        10.84       $         7.15     $         12.01
JSVUL-2000 Net unit value                              $        10.84       $         7.15     $         12.01
Destiny Net unit value                                 $        10.88       $         7.18     $         12.06

Cost of investments                                    $    2,713,408       $    2,295,204     $       369,856



See accompanying notes to the financial statements.

                                             GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN
                                               STATEMENTS OF ASSETS AND LIABILITIES
                                                         DECEMBER 31, 2000

                                                                          INTERNATIONAL      EMERGING MARKETS
                                                     SMALL CAP GROWTH      EQUITY FUND         EQUITY FUND       CORE FIXED INCOME
                                                      FUND DIVISION         DIVISION             DIVISION          FUND DIVISION
                                                     ----------------     -------------      ----------------    -----------------
Assets:
  Investments at market value (see Schedule of
   Investments):
    General American Capital Company                  $             -    $            -      $             -      $            -
    Fidelity VIP Fund                                               -                 -                    -                   -
    Fidelity VIP Fund II                                            -                 -                    -                   -
    Van Eck Worldwide Insurance Trust                               -                 -                    -                   -
    Russell Insurance Fund                                          -                 -                    -                   -
    American Century Variable Portfolios                            -                 -                    -                   -
    J.P. Morgan Series Trust II                                     -                 -                    -                   -
    SEI Insurance Products Trust                              668,253         1,792,296              631,072           5,366,796
    Metropolitan Series Fund, Inc.                                  -                 -                    -                   -
    New England Zenith Fund                                         -                 -                    -                   -
  Dividends Receivable                                              -                 -                    -              26,260
  Receivable from General American Life
    Insurance Company                                               -               733                    -                   -
                                                      ---------------    --------------      ---------------      --------------

      Total assets                                            668,253         1,793,029              631,072           5,393,056
                                                      ---------------    --------------      ---------------      --------------

Liabilities:
  Payable to General American Life
    Insurance Company                                             648                 -                8,660               2,886
                                                      ---------------    --------------      ---------------      --------------

        Total net assets                              $       667,605    $    1,793,029      $       622,412      $    5,390,170
                                                      ===============    ==============      ===============      ==============

Total units held - VUL-95                                      12,401            96,397               37,633              72,604
Total units held - VGSP                                        20,091            11,308                2,853             369,730
Total units held - VUL-100                                     14,753            67,811               20,898              33,289
Total units held - Russell VUL                                      -                 -                    -                   -
Total units held - VUL-2000                                    21,033            40,048               28,887              22,539
Total units held - JSVUL-2000                                   3,212             4,153                4,314               2,141
Total units held - Destiny                                          -                 -                    -                   -

VUL-95 Net unit value                                 $          9.69    $         8.29      $          6.89      $        10.87
VGSP Net unit value                                   $          9.12    $         7.78      $          6.08      $        10.75
VUL-100 Net unit value                                $          9.68    $         8.29      $          6.89      $        10.87
Russell VUL Net unit value                            $          9.13    $         7.79      $          6.08      $        10.76
VUL-2000 Net unit value                               $          9.13    $         7.79      $          6.08      $        10.76
JSVUL-2000 Net unit value                             $          9.13    $         7.79      $          6.08      $        10.76
Destiny Net unit value                                $          9.17    $         7.82      $          6.11      $        10.80

Cost of investments                                   $       708,289    $    2,047,102      $       773,706      $    5,229,753



See accompanying notes to the financial statements.


                                      GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN
                                        STATEMENTS OF ASSETS AND LIABILITIES
                                                 DECEMBER 31, 2000

                                                                           INTERNATIONAL FIXED
                                                      HIGH YIELD BOND          INCOME FUND        EMERGING MARKETS
                                                       FUND DIVISION            DIVISION         DEBT FUND DIVISION
                                                      ---------------      -------------------   ------------------
Assets:
  Investments at market value (see Schedule of
   Investments):
    General American Capital Company                  $             -        $             -      $             -
    Fidelity VIP Fund                                               -                      -                    -
    Fidelity VIP Fund II                                            -                      -                    -
    Van Eck Worldwide Insurance Trust                               -                      -                    -
    Russell Insurance Fund                                          -                      -                    -
    American Century Variable Portfolios                            -                      -                    -
    J.P. Morgan Series Trust II                                     -                      -                    -
    SEI Insurance Products Trust                              381,768                617,091              184,795
    Metropolitan Series Fund, Inc.                                  -                      -                    -
    New England Zenith Fund                                         -                      -                    -
  Dividends Receivable                                          3,516                      -                    -
  Receivable from General American Life
    Insurance Company                                               -                      -                    -
                                                      ---------------        ---------------      ---------------

      Total assets                                            385,284                617,091              184,795
                                                      ---------------        ---------------      ---------------

Liabilities:
  Payable to General American Life
    Insurance Company                                             282                    331                  103
                                                      ---------------        ---------------      ---------------

        Total net assets                              $       385,002        $       616,760      $       184,692
                                                      ===============        ===============      ===============


Total units held - VUL-95                                       9,694                  1,116                  410
Total units held - VGSP                                         5,261                 56,886               12,451
Total units held - VUL-100                                     11,009                     55                1,296
Total units held - Russell VUL                                      -                      -                    -
Total units held - VUL-2000                                    12,685                  4,053                2,639
Total units held - JSVUL-2000                                     767                    335                  544
Total units held - Destiny                                          -                      -                    -

VUL-95 Net unit value                                 $          9.75        $         10.21      $         10.79
VGSP Net unit value                                   $          9.78        $          9.87      $         10.63
VUL-100 Net unit value                                $          9.75        $         10.21      $         10.79
Russell VUL Net unit value                            $          9.79        $          9.88      $         10.65
VUL-2000 Net unit value                               $          9.79        $          9.88      $         10.65
JSVUL-2000 Net unit value                             $          9.79        $          9.88      $         10.65
Destiny Net unit value                                $          9.83        $          9.92      $         10.69

Cost of investments                                   $       395,188        $       576,667      $       195,645



See accompanying notes to the financial statements.


                                             GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN
                                               STATEMENTS OF ASSETS AND LIABILITIES
                                                         DECEMBER 31, 2000

                                                                        T. ROWE PRICE        T. ROWE PRICE
                                                     JANUS MID-CAP     LARGE CAP GROWTH     SMALL CAP GROWTH        ALGER EQUITY
                                                     FUND DIVISION      FUND DIVISION        FUND DIVISION         GROWTH SERIES
                                                    --------------     ----------------     ----------------       -------------
Assets:
  Investments at market value (see Schedule of
   Investments):
    General American Capital Company                $            -       $            -      $             -      $            -
    Fidelity VIP Fund                                            -                    -                    -                   -
    Fidelity VIP Fund II                                         -                    -                    -                   -
    Van Eck Worldwide Insurance Trust                            -                    -                    -                   -
    Russell Insurance Fund                                       -                    -                    -                   -
    American Century Variable Portfolios                         -                    -                    -                   -
    J.P. Morgan Series Trust II                                  -                    -                    -                   -
    SEI Insurance Products Trust                                 -                    -                    -                   -
    Metropolitan Series Fund, Inc.                       3,345,872            1,066,539              625,452                   -
    New England Zenith Fund                                      -                    -                    -           1,732,209
  Dividends Receivable                                           -                    -                    -                   -
  Receivable from General American Life
    Insurance Company                                          527                1,569                    -               1,037
                                                    --------------       --------------      ---------------      --------------

      Total assets                                       3,346,399            1,068,108              625,452           1,733,246
                                                    --------------       --------------      ---------------      --------------

Liabilities:
  Payable to General American Life
    Insurance Company                                            -                    -                  147                   -
                                                    --------------       --------------      ---------------      --------------

        Total net assets                            $    3,346,399       $    1,068,108      $       625,305      $    1,733,246
                                                    ==============       ==============      ===============      ==============


Total units held - VUL-95                                   81,813               10,279                3,658              35,760
Total units held - VGSP                                    159,068               81,957               44,603             104,487
Total units held - VUL-100                                  70,679                9,243                1,917              31,988
Total units held - Russell VUL                                   -                    -                    -                   -
Total units held - VUL-2000                                129,797               10,893               18,677              38,627
Total units held - JSVUL-2000                                6,441                  378                1,872                 726
Total units held - Destiny                                       -                    -                    -                   -

VUL-95 Net unit value                               $         7.47       $         9.46      $          8.83      $         8.18
VGSP Net unit value                                 $         7.47       $         9.47      $          8.84      $         8.19
VUL-100 Net unit value                              $         7.46       $         9.46      $          8.83      $         8.18
Russell VUL Net unit value                          $         7.48       $         9.48      $          8.85      $         8.20
VUL-2000 Net unit value                             $         7.48       $         9.48      $          8.85      $         8.20
JSVUL-2000 Net unit value                           $         7.48       $         9.48      $          8.85      $         8.20
Destiny Net unit value                              $         7.51       $         9.52      $          8.88      $         8.23

Cost of investments                                 $    4,460,679       $    1,187,373      $       662,003      $    1,994,005




See accompanying notes to the financial statements.

                                              GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN
                                                       STATEMENT OF OPERATIONS
                                            YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                       S & P 500 INDEX FUND DIVISION              MONEY MARKET FUND DIVISION
                                                ------------------------------------------    ------------------------------------
                                                     2000           1999          1998            2000        1999        1998
                                                ------------------------------------------    ------------------------------------
Investment income (See Note 2C):
 Dividend Income                                $          -   $          -   $          -    $        -   $        -  $         -

Expenses:
 Mortality and expense charges - VUL-95             (100,270)      (101,368)       (81,198)       (6,513)      (7,041)      (6,050)
 Mortality and expense charges - VGSP               (134,260)      (127,636)       (75,004)      (19,879)     (24,057)     (23,497)
 Mortality and expense charges - VUL-100            (194,760)      (161,227)       (89,773)       (9,214)     (13,766)     (15,324)
 Mortality and expense charges - Russell VUL               -              -              -             -            -         (183)
 Mortality and expense charges - VUL-2000            (55,386)       (12,586)           (50)      (26,116)     (13,814)        (465)
 Mortality and expense charges - JSVUL-2000           (8,283)        (1,944)             -        (2,039)      (1,371)         (85)
 Mortality and expense charges - Seed Money                -              -              -             -            -            -
 Mortality and expense charges - Destiny                   -              -              -             -            -            -
                                                ------------------------------------------    ------------------------------------
  Total expenses                                    (492,959)      (404,761)      (246,025)      (63,761)     (60,049)     (45,604)
                                                ------------------------------------------    ------------------------------------

Net investment income (expense)                     (492,959)      (404,761)      (246,025)      (63,761)     (60,049)     (45,604)
                                                ------------------------------------------    ------------------------------------

Net realized gain on investments:
 Realized gain from distributions                 14,676,037      3,826,572      2,339,803       776,924      501,472      263,305
 Realized gain (loss) on sales                     2,585,415      2,194,234        802,928        45,553       46,905      172,314
                                                ------------------------------------------    ------------------------------------

   Net realized gain (loss) on investments:       17,261,452      6,020,806      3,142,731       822,477      548,377      435,619
                                                ------------------------------------------    ------------------------------------
Net unrealized gain (loss) on investments:
 Unrealized gain (loss) on investments,
  beginning of period                             12,073,799      8,332,257      3,509,114      (292,325)    (183,578)     (72,985)
 Unrealized gain (loss) on investments,
  end of period                                  (11,146,657)    12,073,799      8,332,257      (492,305)    (292,325)    (183,578)
                                                ------------------------------------------   -------------------------------------

   Net unrealized gain (loss) on investments     (23,220,456)     3,741,542      4,823,143      (199,980)    (108,747)    (110,593)
                                                ------------------------------------------    ------------------------------------

     Net gain (loss) on investments               (5,959,004)     9,762,348      7,965,874       622,497      439,630      325,026
                                                ------------------------------------------    ------------------------------------

Net increase (decrease) in net assets
 resulting from operations                      $ (6,451,963)  $  9,357,587   $  7,719,849    $  558,736   $  379,581  $   279,422
                                                ==========================================    ====================================


See accompanying notes to the financial statements.


                                             GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN
                                                      STATEMENT OF OPERATIONS
                                           YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                             BOND INDEX FUND DIVISION              MANAGED EQUITY FUND DIVISION
                                                     --------------------------------------    ------------------------------------
                                                         2000         1999          1998           2000         1999        1998
                                                     --------------------------------------    ------------------------------------
Investment income (See Note 2C):
 Dividend Income                                     $         -   $        -   $         -    $         -   $       -   $        -

Expenses:
 Mortality and expense charges - VUL-95                  (20,070)     (21,090)      (19,385)       (25,029)    (26,939)     (23,907)
 Mortality and expense charges - VGSP                     (9,793)      (7,750)       (5,292)        (7,816)     (6,933)     (10,512)
 Mortality and expense charges - VUL-100                 (17,803)     (17,629)       (8,452)       (17,703)    (16,278)      (5,764)
 Mortality and expense charges - Russell VUL                   -            -             -              -           -            -
 Mortality and expense charges - VUL-2000                 (3,620)      (2,506)           (1)        (1,961)       (485)          (4)
 Mortality and expense charges - JSVUL-2000                 (467)        (112)            -           (127)        (39)           -
 Mortality and expense charges - Seed Money                    -            -             -              -           -            -
 Mortality and expense charges - Destiny                       -            -             -              -           -            -
                                                     --------------------------------------    ------------------------------------
   Total expenses                                        (51,753)     (49,087)      (33,130)       (52,636)    (50,674)     (40,187)
                                                     --------------------------------------    ------------------------------------

Net investment income (expense)                          (51,753)     (49,087)      (33,130)       (52,636)    (50,674)     (40,187)
                                                     --------------------------------------    ------------------------------------

Net realized gain on investments:
 Realized gain from distributions                        400,130      370,745       251,095      2,416,109     302,748      629,297
 Realized gain (loss) on sales                             2,144      (13,113)       20,497        190,926     169,830       71,424
                                                     --------------------------------------    ------------------------------------

    Net realized gain (loss) on investments:             402,274      357,632       271,592      2,607,035     472,578      700,721
                                                     --------------------------------------    ------------------------------------

Net unrealized gain (loss) on investments:
 Unrealized gain (loss) on investments,
  beginning of period                                   (448,862)      79,646        15,812        110,752     436,496      485,000
 Unrealized gain (loss) on investments,
  end of period                                          (59,387)    (448,862)       79,646     (1,691,506)    110,752      436,496
                                                     --------------------------------------    ------------------------------------

    Net unrealized gain (loss) on investments            389,475     (528,508)       63,834     (1,802,258)   (325,744)     (48,504)
                                                     --------------------------------------    ------------------------------------

     Net gain (loss) on investments                      791,749     (170,876)      335,426        804,777     146,834      652,217
                                                     --------------------------------------    ------------------------------------
Net increase (decrease) in net assets
 resulting from operations                           $   739,996   $ (219,963)  $   302,296    $   752,141   $  96,160   $  612,030
                                                     ======================================    ====================================


See accompanying notes to the financial statements.

                                              GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN
                                                       STATEMENT OF OPERATIONS
                                            YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                        ASSET ALLOCATION FUND DIVISION          INTERNATIONAL INDEX FUND DIVISION
                                                    --------------------------------------  ---------------------------------------
                                                        2000         1999          1998         2000         1999           1998
                                                    --------------------------------------  ---------------------------------------
Investment income (See Note 2C):
 Dividend Income                                    $         -  $         -   $         -  $         -   $         -   $         -

Expenses:
 Mortality and expense charges - VUL-95                (109,164)     (93,831)      (75,604)     (28,698)      (29,351)      (25,562)
 Mortality and expense charges - VGSP                   (14,035)     (14,195)       (9,318)     (10,670)       (9,868)       (8,370)
 Mortality and expense charges - VUL-100                (27,837)     (20,890)      (12,005)     (16,348)      (16,070)      (11,491)
 Mortality and expense charges - Russell VUL                  -            -             -                          -             -
 Mortality and expense charges - VUL-2000                (9,033)      (1,724)           (2)      (2,650)         (531)           (3)
 Mortality and expense charges - JSVUL-2000              (1,007)        (167)            -         (452)          (83)            -
 Mortality and expense charges - Seed Money                   -            -             -      (37,773)      (34,396)      (29,672)
 Mortality and expense charges - Destiny                      -            -             -            -             -             -
                                                    --------------------------------------  ---------------------------------------
    Total expenses                                     (161,076)    (130,807)      (96,929)     (96,591)      (90,299)      (75,098)
                                                    --------------------------------------  ---------------------------------------

Net investment income (expense)                        (161,076)    (130,807)      (96,929)     (96,591)      (90,299)      (75,098)
                                                    --------------------------------------  ---------------------------------------

Net realized gain on investments:
 Realized gain from distributions                     6,903,265      287,031     1,145,796    1,771,145       164,897       120,664
 Realized gain (loss) on sales                          955,801      804,253       230,635      523,080       295,829       220,991
                                                    --------------------------------------  ---------------------------------------

     Net realized gain (loss) on investments:         7,859,066    1,091,284     1,376,431    2,294,225       460,726       341,655
                                                    --------------------------------------  ---------------------------------------

Net unrealized gain (loss) on investments:
 Unrealized gain (loss) on investments,
  beginning of period                                 4,658,326    2,336,704     1,762,536    3,766,663     1,297,560        69,016
 Unrealized gain (loss) on investments,
  end of period                                      (2,924,861)   4,658,326     2,336,704     (392,875)    3,766,663     1,297,560
                                                    --------------------------------------  ---------------------------------------

      Net unrealized gain (loss) on investments      (7,583,187)   2,321,622       574,168   (4,159,538)    2,469,103     1,228,544
                                                    --------------------------------------  ---------------------------------------

        Net gain (loss) on investments                  275,879    3,412,906     1,950,599   (1,865,313)    2,929,829     1,570,199
                                                    --------------------------------------  ---------------------------------------

Net increase (decrease) in net assets
 resulting from operations                          $   114,803  $ 3,282,099   $ 1,853,670  $(1,961,904)  $ 2,839,530   $ 1,495,101
                                                    ======================================  =======================================


See accompanying notes to the financial statements.

                                              GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN
                                                       STATEMENT OF OPERATIONS
                                            YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                          MID-CAP EQUITY FUND DIVISION           SMALL-CAP EQUITY FUND DIVISION
                                                     -------------------------------------    ------------------------------------
                                                         2000         1999         1998          2000         1999         1998
                                                     -------------------------------------    ------------------------------------
Investment income (See Note 2C):
 Dividend Income                                     $         -   $        -   $        -    $        -   $        -   $        -

Expenses:
 Mortality and expense charges - VUL-95                  (28,446)     (28,421)     (29,781)       (4,329)      (4,815)      (4,514)
 Mortality and expense charges - VGSP                    (17,621)     (13,677)     (13,465)       (7,513)      (6,607)      (4,623)
 Mortality and expense charges - VUL-100                 (17,279)     (14,697)     (11,694)       (9,213)      (8,869)      (5,535)
 Mortality and expense charges - Russell VUL                   -            -            -             -            -            -
 Mortality and expense charges - VUL-2000                 (3,279)        (524)          (2)       (2,340)        (674)          (2)
 Mortality and expense charges - JSVUL-2000                 (388)        (108)          (2)         (420)        (173)          (2)
 Mortality and expense charges - Seed Money                    -            -            -             -            -            -
 Mortality and expense charges - Destiny                       -            -            -             -            -            -
                                                     -------------------------------------    ------------------------------------
   Total expenses                                        (67,013)     (57,427)     (54,944)      (23,815)     (21,138)     (14,676)
                                                     -------------------------------------    ------------------------------------

Net investment income (expense)                          (67,013)     (57,427)     (54,944)      (23,815)     (21,138)     (14,676)
                                                     -------------------------------------    ------------------------------------

Net realized gain on investments:
 Realized gain from distributions                      2,473,629       16,722      208,897       208,782      116,957      112,685
 Realized gain (loss) on sales                           577,510      239,296      192,934      (225,132)    (200,146)     (67,010)
                                                     -------------------------------------    ------------------------------------

    Net realized gain (loss) on investments:           3,051,139      256,018      401,831       (16,350)     (83,189)      45,675
                                                     -------------------------------------    ------------------------------------

Net unrealized gain (loss) on investments:
 Unrealized gain (loss) on investments,
  beginning of period                                  1,140,498      389,305      969,578      (439,908)    (414,321)    (133,375)
 Unrealized gain (loss) on investments,
  end of period                                       (2,712,068)   1,140,498      389,305      (190,367)    (439,908)    (414,321)
                                                     -------------------------------------    ------------------------------------

    Net unrealized gain (loss) on investments         (3,852,566)     751,193     (580,273)      249,541      (25,587)    (280,946)
                                                     -------------------------------------    ------------------------------------

       Net gain (loss) on investments                   (801,427)   1,007,211     (178,442)      233,191     (108,776)    (235,271)
                                                     -------------------------------------    ------------------------------------

Net increase (decrease) in net assets
 resulting from operations                           $  (868,440)  $  949,784   $ (233,386)   $  209,376   $ (129,914)  $ (249,947)
                                                     =====================================    ====================================

See accompanying notes to the financial statements.

                                              GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN
                                                       STATEMENT OF OPERATIONS
                                            YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                       EQUITY INCOME FUND DIVISION                   GROWTH FUND DIVISION
                                                 --------------------------------------    ----------------------------------------
                                                     2000          1999         1998           2000          1999           1998
                                                 --------------------------------------    ----------------------------------------
Investment income (See Note 2C):
 Dividend Income                                 $   405,669   $   314,148  $   247,254    $     62,273  $     64,208   $   116,859

Expenses:
 Mortality and expense charges - VUL-95              (59,332)      (66,672)     (59,688)       (133,600)     (114,678)      (86,045)
 Mortality and expense charges - VGSP                (62,170)      (54,738)     (42,329)       (166,221)      (93,832)      (56,854)
 Mortality and expense charges - VUL-100             (47,846)      (63,116)     (63,128)       (121,030)     (132,573)      (84,948)
 Mortality and expense charges - Russell VUL               -             -            -               -             -             -
 Mortality and expense charges - VUL-2000            (10,309)       (3,380)          (9)        (39,708)       (6,291)          (12)
 Mortality and expense charges - JSVUL-2000           (1,269)         (250)          (2)         (3,833)         (559)            -
 Mortality and expense charges - Seed Money                -             -            -               -             -             -
 Mortality and expense charges - Destiny                   -             -            -               -             -             -
                                                 --------------------------------------    ----------------------------------------
   Total expenses                                   (180,926)     (188,156)    (165,156)       (464,392)     (347,933)     (227,859)
                                                 --------------------------------------    ----------------------------------------

Net investment income (expense)                      224,743       125,992       82,098        (402,119)     (283,725)     (111,000)
                                                 --------------------------------------    ----------------------------------------

Net realized gain on investments:
 Realized gain from distributions                  1,528,337       694,432      879,933       6,196,177     4,037,056     3,056,780
 Realized gain (loss) on sales                       760,990       803,421    1,352,865       2,588,618     1,981,320     1,016,065
                                                 --------------------------------------    ----------------------------------------

    Net realized gain (loss) on investments:       2,289,327     1,497,853    2,232,798       8,784,795     6,018,376     4,072,845
                                                 --------------------------------------    ----------------------------------------

Net unrealized gain (loss) on investments:
 Unrealized gain (loss) on investments,
  beginning of period                              2,561,251     3,031,759    3,330,524      18,619,738    10,185,551     4,728,383
 Unrealized gain (loss) on investments,
  end of period                                    1,729,089     2,561,251    3,031,759       2,654,006    18,619,738    10,185,551
                                                 --------------------------------------    ----------------------------------------

    Net unrealized gain (loss) on investments       (832,162)     (470,508)    (298,765)    (15,965,732)    8,434,187     5,457,168
                                                 --------------------------------------    ----------------------------------------

       Net gain (loss) on investments              1,457,165     1,027,345    1,934,033      (7,180,937)   14,452,563     9,530,013
                                                 --------------------------------------    ----------------------------------------
Net increase (decrease) in net assets
 resulting from operations                       $ 1,681,908   $ 1,153,337  $ 2,016,131    $ (7,583,056) $ 14,168,838   $ 9,419,013
                                                 ======================================    ========================================

See accompanying notes to the financial statements.


                                              GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN
                                                       STATEMENT OF OPERATIONS
                                            YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                              OVERSEAS FUND DIVISION                ASSET MANAGER FUND DIVISION
                                                     ---------------------------------------   ------------------------------------
                                                         2000           1999         1998         2000         1999         1998
                                                     ---------------------------------------   ------------------------------------
Investment income (See Note 2C):
 Dividend Income                                     $    215,081   $   155,887   $  163,318   $   76,446   $   41,846   $   21,154

Expenses:
 Mortality and expense charges - VUL-95                   (49,279)      (44,402)     (38,993)      (1,718)      (1,503)        (806)
 Mortality and expense charges - VGSP                     (24,246)      (25,313)     (20,879)     (10,160)      (2,528)      (1,194)
 Mortality and expense charges - VUL-100                  (37,394)      (19,996)     (15,142)      (3,058)      (9,469)      (5,819)
 Mortality and expense charges - Russell VUL                    -             -            -            -            -            -
 Mortality and expense charges - VUL-2000                  (6,381)       (1,027)          (1)      (3,963)      (1,934)          (4)
 Mortality and expense charges - JSVUL-2000                  (374)         (102)          (2)         (20)          (4)           -
 Mortality and expense charges - Seed Money                     -             -            -            -            -            -
 Mortality and expense charges - Destiny                        -             -            -            -            -            -
                                                     ---------------------------------------   ------------------------------------
   Total expenses                                        (117,674)      (90,840)     (75,017)     (18,919)     (15,438)      (7,823)
                                                     ---------------------------------------   ------------------------------------

Net investment income (expense)                            97,407        65,047       88,301       57,527       26,408       13,331
                                                     ---------------------------------------   ------------------------------------

Net realized gain on investments:
 Realized gain from distributions                       1,354,432       251,431      481,359      180,102       53,005       63,464
 Realized gain (loss) on sales                            466,998       344,512      205,251       (2,259)      31,755       11,108
                                                     ---------------------------------------   ------------------------------------

    Net realized gain (loss) on investments:            1,821,430       595,943      686,610      177,843       84,760       74,572
                                                     ---------------------------------------   ------------------------------------

Net unrealized gain (loss) on investments:
 Unrealized gain (loss) on investments,
  beginning of period                                   4,550,473       898,037      701,980      178,795       93,508       54,259
 Unrealized gain (loss) on investments,
  end of period                                          (619,966)    4,550,473      898,037     (187,017)     178,795       93,508
                                                     ---------------------------------------   ------------------------------------

    Net unrealized gain (loss) on investment           (5,170,439)    3,652,436      196,057     (365,812)      85,287       39,249
                                                     ---------------------------------------   ------------------------------------

       Net gain (loss) on investments                  (3,349,009)    4,248,379      882,667     (187,969)     170,047      113,821
                                                     ---------------------------------------   ------------------------------------

Net increase (decrease) in net assets
 resulting from operations                           $ (3,251,602)  $ 4,313,426   $  970,968   $ (130,442)  $  196,455   $  127,152
                                                     =======================================   ====================================

See accompanying notes to the financial statements.

                                       GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN
                                                STATEMENT OF OPERATIONS

                                                                                                        FOR THE PERIOD
                                                                                                         MAY 1, 2000
                                                                                                        (INCEPTION) TO
                                                      YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998     DECEMBER 31, 2000

                                                               HIGH INCOME FUND DIVISION             MID CAP FUND DIVISION
                                                      --------------------------------------------   ---------------------
                                                           2000           1999           1998                2000
                                                      --------------------------------------------   ---------------------
Investment income (See Note 2C):
 Dividend Income                                      $     297,498   $    282,249   $    162,896      $         3,443

Expenses:
 Mortality and expense charges - VUL-95                      (1,507)        (2,058)        (2,432)                (177)
 Mortality and expense charges - VGSP                       (25,184)        (6,873)        (7,426)                 (53)
 Mortality and expense charges - VUL-100                     (6,733)       (19,402)       (10,806)                (501)
 Mortality and expense charges - Russell VUL                      -              -              -                    -
 Mortality and expense charges - VUL-2000                    (4,938)          (938)            (3)                (553)
 Mortality and expense charges - JSVUL-2000                    (491)          (284)            (2)                (101)
 Mortality and expense charges - Seed Money                       -              -              -                    -
 Mortality and expense charges - Destiny                          -              -              -                    -
                                                      -------------------------------------------      ---------------
   Total expenses                                           (38,853)       (29,555)       (20,669)              (1,385)
                                                      -------------------------------------------      ---------------

Net investment income (expense)                             258,645        252,694        142,227                2,058
                                                      -------------------------------------------      ---------------

Net realized gain on investments:
 Realized gain from distributions                                 -         10,551        103,507                    -
 Realized gain (loss) on sales                             (153,890)      (195,235)        17,158                1,905
                                                      -------------------------------------------      ---------------

    Net realized gain (loss) on investments:               (153,890)      (184,684)       120,665                1,905
                                                      -------------------------------------------      ---------------

Net unrealized gain (loss) on investments:
 Unrealized gain (loss) on investments,
  beginning of period                                       (27,408)      (198,858)       220,773                    -
 Unrealized gain (loss) on investments,
  end of period                                          (1,520,552)       (27,408)      (198,858)              33,908
                                                      -------------------------------------------      ---------------

    Net unrealized gain (loss) on investments            (1,493,144)       171,450       (419,631)              33,908
                                                      -------------------------------------------      ---------------

        Net gain (loss) on investments                   (1,647,034)       (13,234)      (298,966)              35,813
                                                      -------------------------------------------      ---------------

Net increase (decrease) in net assets
 resulting from operations                            $  (1,388,389)  $    239,460   $   (156,739)     $        37,871
                                                      ===========================================      ===============


See accompanying notes to the financial statements.


                                             GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN
                                                     STATEMENT OF OPERATIONS
                                           YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                      WORLDWIDE HARD ASSETS FUND DIVISION  WORLDWIDE EMERGING MARKETS FUND DIVISION
                                                      -----------------------------------  ----------------------------------------
                                                         2000        1999        1998             2000       1999        1998
                                                      -----------------------------------  ----------------------------------------
Investment income (See Note 2C):
 Dividend Income                                       $  3,521   $   3,217   $   1,564        $    -      $       -   $      -

Expenses:
 Mortality and expense charges - VUL-95                    (744)       (722)       (759)            (855)        (32)         -
 Mortality and expense charges - VGSP                    (1,449)       (316)       (180)          (1,156)        (88)         -
 Mortality and expense charges - VUL-100                   (471)     (1,242)     (1,123)          (4,825)       (340)         -
 Mortality and expense charges - Russell VUL                  -           -           -                -           -          -
 Mortality and expense charges - VUL-2000                  (147)        (23)          -             (666)       (115)        (2)
 Mortality and expense charges - JSVUL-2000                 (10)          -           -              (70)         (8)         -
 Mortality and expense charges - Seed Money                   -           -           -                -           -          -
 Mortality and expense charges - Destiny                      -           -           -                -           -          -
                                                       --------------------------------        --------------------------------
   Total expenses                                        (2,821)     (2,303)     (2,062)          (7,572)       (583)        (2)
                                                       --------------------------------        --------------------------------

Net investment income (expense)                             700         914        (498)          (7,572)       (583)        (2)
                                                       --------------------------------        --------------------------------
Net realized gain on investments:
 Realized gain from distributions                             -           -      38,415                -           -          -
 Realized gain (loss) on sales                          (32,872)    (40,905)    (23,214)         (86,751)     29,159          -
                                                       --------------------------------        --------------------------------

    Net realized gain (loss) on investments:            (32,872)    (40,905)     15,201          (86,751)     29,159          -
                                                       --------------------------------        --------------------------------

Net unrealized gain (loss) on investments:
 Unrealized gain (loss) on investments,
  beginning of period                                   (28,094)   (115,608)    (10,760)          44,010         143          -
 Unrealized gain (loss) on investments,
  end of period                                          38,766     (28,094)   (115,608)        (550,168)     44,010        143
                                                       --------------------------------        --------------------------------

    Net unrealized gain (loss) on investments            66,860      87,514    (104,848)        (594,178)     43,867        143
                                                       --------------------------------        --------------------------------

       Net gain (loss) on investments                    33,988      46,609     (89,647)        (680,929)     73,026        143
                                                       --------------------------------        --------------------------------

Net increase (decrease) in net assets
 resulting from operations                             $ 34,688   $  47,523   $ (90,145)       $(688,501)  $  72,443   $    141
                                                       ================================        ================================

See accompanying notes to the financial statements.

                                              GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN
                                                       STATEMENT OF OPERATIONS
                                            YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                         MULTI-STYLE EQUITY FUND DIVISION             CORE BOND FUND DIVISION
                                                     ----------------------------------------    ----------------------------------
                                                         2000         1999          1998            2000       1999        1998
                                                     ----------------------------------------    ----------------------------------
Investment income (See Note 2C):
 Dividend Income                                     $    74,081   $   104,649   $    34,444     $ 445,197   $ 476,170   $ 157,233

Expenses:
 Mortality and expense charges - VUL-95                   (4,443)       (3,542)         (344)         (841)       (500)        (84)
 Mortality and expense charges - VGSP                     (4,925)      (65,628)      (27,236)         (784)    (36,113)    (17,465)
 Mortality and expense charges - VUL-100                 (68,753)       (3,741)         (164)      (49,424)     (1,424)        (20)
 Mortality and expense charges - Russell VUL             (12,156)      (19,658)      (12,992)       (2,132)     (8,800)     (6,579)
 Mortality and expense charges - VUL-2000                 (5,634)       (1,847)          (20)       (1,657)     (1,426)         (2)
 Mortality and expense charges - JSVUL-2000                 (784)         (282)           (4)         (430)       (118)         (2)
 Mortality and expense charges - Seed Money                    -             -             -             -           -           -
 Mortality and expense charges - Destiny                       -             -             -             -           -           -
                                                     ---------------------------------------     ---------------------------------
  Total expenses                                         (96,695)      (94,698)      (40,760)      (55,268)    (48,381)    (24,152)
                                                     ---------------------------------------     ---------------------------------

Net investment income (expense)                          (22,614)        9,951        (6,316)      389,929     427,789     133,081
                                                     ---------------------------------------     ---------------------------------

Net realized gain on investments:
 Realized gain from distributions                        513,373     1,357,954        72,664             -     292,845       8,034
 Realized gain (loss) on sales                           934,300       281,283        66,462      (472,084)    (62,678)     27,645
                                                     ---------------------------------------     ---------------------------------

    Net realized gain (loss) on investments:           1,447,673     1,639,237       139,126      (472,084)    230,167      35,679
                                                     ---------------------------------------     ---------------------------------

Net unrealized gain (loss) on investments:
 Unrealized gain (loss) on investments,
  beginning of period                                  2,118,228     1,504,566         1,553      (651,116)     99,544      27,482
 Unrealized gain (loss) on investments,
  end of period                                       (1,130,058)    2,118,228     1,504,566       103,744    (651,116)     99,544
                                                     ---------------------------------------     ---------------------------------

    Net unrealized gain (loss) on investments         (3,248,286)      613,662     1,503,013       754,860    (750,660)     72,062
                                                     ---------------------------------------     ---------------------------------

        Net gain (loss) on investments                (1,800,613)    2,252,899     1,642,139       282,776    (520,493)    107,741
                                                     ---------------------------------------     ---------------------------------
Net increase (decrease) in net assets
 resulting from operations                           $(1,823,227)  $ 2,262,850   $ 1,635,823     $ 672,705   $ (92,704)  $ 240,822
                                                     =======================================     =================================

See accompanying notes to the financial statements.


                                             GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN
                                                      STATEMENT OF OPERATIONS
                                           YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                      AGGRESSIVE EQUITY FUND DIVISION               NON-US FUND DIVISION
                                                     ---------------------------------     -------------------------------------
                                                        2000        1999        1998           2000         1999          1998
                                                     ---------------------------------     -------------------------------------
Investment income (See Note 2C):
  Dividend Income                                    $  15,814   $  13,632   $   3,204     $     4,604   $    75,751   $  18,758

Expenses:
  Mortality and expense charges - VUL-95                (1,693)     (1,191)       (233)         (1,312)       (1,218)       (207)
  Mortality and expense charges - VGSP                  (1,594)    (15,730)     (9,648)         (1,215)      (16,258)     (9,418)
  Mortality and expense charges - VUL-100              (17,541)       (891)        (47)        (19,212)       (1,045)        (21)
  Mortality and expense charges - Russell VUL           (5,921)     (6,519)     (5,729)         (2,387)       (5,664)     (3,734)
  Mortality and expense charges - VUL-2000              (3,337)     (1,111)        (18)         (1,255)         (458)         (3)
  Mortality and expense charges - JSVUL-2000              (266)        (84)          -            (297)          (98)         (2)
  Mortality and expense charges - Seed Money                 -           -           -               -             -           -
  Mortality and expense charges - Destiny                    -           -           -               -             -           -
                                                     ---------------------------------     -------------------------------------
    Total expenses                                     (30,352)    (25,526)    (15,675)        (25,678)      (24,741)    (13,385)
                                                     ---------------------------------     -------------------------------------

Net investment income (expense)                        (14,538)    (11,894)    (12,471)        (21,074)       51,010       5,373
                                                     ---------------------------------     -------------------------------------

Net realized gain on investments:
  Realized gain from distributions                     472,086      21,933     103,600         286,885       104,370       5,331
  Realized gain (loss) on sales                        (38,895)    (47,751)    (61,039)        488,585       109,735     (18,787)
                                                     ---------------------------------     -------------------------------------

     Net realized gain (loss) on investments:          433,191     (25,818)     42,561         775,470       214,105     (13,456)
                                                     ---------------------------------     -------------------------------------

Net unrealized gain (loss) on investments:
  Unrealized gain (loss) on investments,
   beginning of period                                 318,975     (22,415)     23,627       1,132,570       160,666     (57,317)
  Unrealized gain (loss) on investments,
   end of period                                      (177,317)    318,975     (22,415)       (261,333)    1,132,570     160,666
                                                     ---------------------------------     -------------------------------------

     Net unrealized gain (loss) on investments        (496,292)    341,390     (46,042)     (1,393,903)      971,904     217,983
                                                     ---------------------------------     -------------------------------------

        Net gain (loss) on investments                 (63,101)    315,572      (3,481)       (618,433)    1,186,009     204,527
                                                     ---------------------------------     -------------------------------------

Net increase (decrease) in net assets
 resulting from operations                           $ (77,639)  $ 303,678   $ (15,952)    $  (639,507)  $ 1,237,019   $ 209,900
                                                     =================================     =====================================

See accompanying notes to the financial statements.

                                            GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN
                                                    STATEMENT OF OPERATIONS
                                          YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                        INCOME & GROWTH FUND DIVISION            INTERNATIONAL FUND DIVISION
                                                       -------------------------------         -------------------------------
                                                          2000        1999       1998             2000        1999       1998
                                                       -------------------------------         -------------------------------
Investment income (See Note 2C):
 Dividend Income                                       $    7,351   $      8   $    35         $   2,080   $       -   $     -

Expenses:
 Mortality and expense charges - VUL-95                    (2,862)       (39)        -            (1,772)        (12)        -
 Mortality and expense charges - VGSP                      (2,390)       (31)        -            (3,334)        (92)        -
 Mortality and expense charges - VUL-100                     (707)      (680)        -            (4,800)       (389)        -
 Mortality and expense charges - Russell VUL                    -          -         -                 -           -         -
 Mortality and expense charges - VUL-2000                  (7,038)    (1,556)       (3)           (7,700)       (475)        -
 Mortality and expense charges - JSVUL-2000                  (335)       (58)        -              (242)        (21)        -
 Mortality and expense charges - Seed Money                     -          -         -                 -           -         -
 Mortality and expense charges - Destiny                        -          -         -                 -           -         -
                                                       -------------------------------         -------------------------------
   Total expenses                                         (13,332)    (2,364)       (3)          (17,848)       (989)        -
                                                       -------------------------------         -------------------------------

Net investment income (expense)                            (5,981)    (2,356)       32           (15,768)       (989)        -
                                                       -------------------------------         -------------------------------

Net realized gain on investments:
 Realized gain from distributions                               -          -         -            31,114           -         -
 Realized gain (loss) on sales                              4,053     34,901        12            46,401      49,932         5
                                                       -------------------------------         -------------------------------

    Net realized gain (loss) on investments:                4,053     34,901        12            77,515      49,932         5
                                                       -------------------------------         -------------------------------

Net unrealized gain (loss) on investments:
 Unrealized gain (loss) on investments,
  beginning of period                                      43,675        471         -           120,672          45         -
 Unrealized gain (loss) on investments,
  end of period                                          (283,900)    43,675       471          (583,356)    120,672        45
                                                       -------------------------------         -------------------------------

    Net unrealized gain (loss) on investments            (327,575)    43,204       471          (704,028)    120,627        45
                                                       -------------------------------         -------------------------------

       Net gain (loss) on investments                    (323,522)    78,105       483          (626,513)    170,559        50
                                                       -------------------------------         -------------------------------
Net increase (decrease) in net assets
 resulting from operations                             $ (329,503)  $ 75,749   $   515         $(642,281)  $ 169,570   $    50
                                                       -------------------------------         -------------------------------

See accompanying notes to the financial statements.

                                       GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN
                                                STATEMENT OF OPERATIONS
                                     YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                         VALUE FUND DIVISION            BOND PORTFOLIO FUND DIVISION
                                                    -----------------------------       ----------------------------
                                                       2000       1999      1998          2000       1999      1998
                                                    -----------------------------       ----------------------------

Investment income (See Note 2C):
 Dividend Income                                    $   3,598   $     48   $    -       $ 62,032    $ 2,328   $    -

Expenses:
 Mortality and expense charges - VUL-95                   (75)         -        -            (32)       (15)       -
 Mortality and expense charges - VGSP                    (903)       (22)       -            (36)       (20)       -
 Mortality and expense charges - VUL-100                 (169)      (305)       -           (420)        (8)       -
 Mortality and expense charges - Russell VUL                -          -        -              -          -       (1)
 Mortality and expense charges - VUL-2000              (1,128)      (208)      (1)        (2,962)      (171)       -
 Mortality and expense charges - JSVUL-2000               (30)        (6)       -            (78)        (7)       -
 Mortality and expense charges - Seed Money                 -          -        -              -          -        -
 Mortality and expense charges - Destiny                    -          -        -              -          -        -
                                                    -----------------------------       ----------------------------
   Total expenses                                      (2,305)      (541)      (1)        (3,528)      (221)      (1)
                                                    -----------------------------       ----------------------------

Net investment income (expense)                         1,293       (493)      (1)        58,504      2,107       (1)
                                                    -----------------------------       ----------------------------

Net realized gain on investments:
  Realized gain from distributions                      9,205        450        -              -         40        -
  Realized gain (loss) on sales                        (1,159)   (14,864)       -            455       (262)       -
                                                    -----------------------------       ----------------------------
     Net realized gain (loss) on investments:           8,046    (14,414)       -            455       (222)       -
                                                    -----------------------------       ----------------------------
Net unrealized gain (loss) on investments:
 Unrealized gain (loss) on investments,
  beginning of period                                   1,835         85        -         (2,016)         3        -
 Unrealized gain (loss) on investments,
  end of period                                       222,677      1,835       85         23,238     (2,016)       3
                                                    -----------------------------       ----------------------------

     Net unrealized gain (loss) on investments        220,842      1,750       85         25,254     (2,019)       3
                                                    -----------------------------       ----------------------------

       Net gain (loss) on investments                 228,888    (12,664)      85         25,709     (2,241)       3
                                                    -----------------------------       ----------------------------

Net increase (decrease) in net assets
 resulting from operations                          $ 230,181   $(13,157)  $   84       $ 84,213    $  (134)  $    2
                                                    =============================       ============================

See accompanying notes to the financial statements.

                                            GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN
                                                    STATEMENT OF OPERATIONS

                                                                                                      FOR THE PERIOD
                                                                                                APRIL 10, 2000 (INCEPTION)
                                                                                                   TO DECEMBER 31, 2000

                                              YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                                                                             LARGE CAP VALUE  LARGE CAP GROWTH
                                                  SMALL COMPANY PORTFOLIO FUND DIVISION       FUND DIVISION    FUND DIVISION
                                              --------------------------------------------   ---------------  ----------------
                                                        2000        1999       1998               2000              2000
                                              --------------------------------------------   ---------------  ----------------
Investment income (See Note 2C):
 Dividend Income                                     $   7,170   $     104   $     4            $  10,201        $       -

Expenses:
 Mortality and expense charges - VUL-95                 (1,535)        (36)        -               (1,585)          (2,708)
 Mortality and expense charges - VGSP                   (2,120)        (91)        -               (1,188)          (1,766)
 Mortality and expense charges - VUL-100                (4,860)        (32)        -               (1,375)            (144)
 Mortality and expense charges - Russell VUL                 -           -         -                    -                -
 Mortality and expense charges - VUL-2000               (5,923)       (519)       (4)                (836)            (716)
 Mortality and expense charges - JSVUL-2000               (476)        (53)        -                  (78)             (95)
 Mortality and expense charges - Seed Money                  -           -         -                    -                -
 Mortality and expense charges - Destiny                     -           -         -                    -                -
                                                     -------------------------------            ---------        ---------
   Total expenses                                      (14,914)       (731)       (4)              (5,062)          (5,429)
                                                     -------------------------------            ---------        ---------

Net investment income (expense)                         (7,744)       (627)        -                5,139           (5,429)
                                                     -------------------------------            ---------        ---------

Net realized gain on investments:
 Realized gain from distributions                       42,416      11,337        71                    -                -
 Realized gain (loss) on sales                          71,004       4,540         9                  269           (1,016)
                                                     -------------------------------            ---------        ---------

    Net realized gain (loss) on investments:           113,420      15,877        80                  269           (1,016)
                                                     -------------------------------            ---------        ---------

Net unrealized gain (loss) on investments:
 Unrealized gain (loss) on investments,
   beginning of period                                  96,610         187         -                    -                -
 Unrealized gain (loss) on investments,
   end of period                                      (507,291)     96,610       187              194,619         (431,299)
                                                     -------------------------------            ---------        ---------

    Net unrealized gain (loss) on investments         (603,901)     96,423       187              194,619         (431,299)
                                                     -------------------------------            ---------        ---------

       Net gain (loss) on investments                 (490,481)    112,300       267              194,888         (432,315)
                                                     -------------------------------            ---------        ---------

Net increase (decrease) in net assets
 resulting from operations                           $(498,225)  $ 111,673   $   267            $ 200,027        $(437,744)
                                                     ===============================            =========        =========

See accompanying notes to the financial statements.

                                            GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN
                                                    STATEMENT OF OPERATIONS
                                 FOR THE PERIOD APRIL 10, 2000 (INCEPTION) TO DECEMBER 31, 2000

                                                                                 INTERNATIONAL      EMERGING           CORE
                                              SMALL CAP VALUE  SMALL CAP GROWTH      EQUITY      MARKETS EQUITY    FIXED INCOME
                                               FUND DIVISION    FUND DIVISION    FUND DIVISION   FUND DIVISION    FUND DIVISION
                                              ---------------  ----------------  -------------   --------------   -------------
                                                   2000              2000             2000            2000            2000
                                              ---------------  ----------------  -------------   --------------   -------------
Investment income (See Note 2C):
 Dividend Income                                 $  1,598         $     -          $  19,342       $       -        $  71,862

Expenses:
 Mortality and expense charges - VUL-95              (127)            (243)           (2,612)           (970)          (2,768)
 Mortality and expense charges - VGSP                (122)            (298)           (2,093)           (681)          (1,348)
 Mortality and expense charges - VUL-100             (319)            (356)             (140)            (46)          (4,637)
 Mortality and expense charges - Russell VUL            -                -                 -               -                -
 Mortality and expense charges - VUL-2000            (246)            (314)             (498)           (205)            (343)
 Mortality and expense charges - JSVUL-2000           (13)             (29)              (43)            (32)             (27)
 Mortality and expense charges - Seed Money             -                -                 -               -                -
 Mortality and expense charges - Destiny                -                -                 -               -                -
                                                 --------         --------         ---------       ---------        ---------
   Total expenses                                    (827)          (1,240)           (5,386)         (1,934)          (9,123)
                                                 --------         --------         ---------       ---------        ---------

Net investment income (expense)                       771           (1,240)           13,956          (1,934)          62,739
                                                 --------         --------         ---------       ---------        ---------

Net realized gain on investments:
 Realized gain from distributions                   9,311                -                 -               -                -
 Realized gain (loss) on sales                        712              336            (5,118)         (4,309)             897
                                                 --------         --------         ---------       ---------        ---------

    Net realized gain (loss) on investments:       10,023              336            (5,118)         (4,309)             897
                                                 --------         --------         ---------       ---------        ---------
Net unrealized gain (loss) on investments:
 Unrealized gain (loss) on investments,
   beginning of period                                  -                -                 -               -                -
 Unrealized gain (loss) on investments,
  end of period                                    28,138          (40,036)         (254,806)       (142,634)         137,043
                                                 --------         --------         ---------       ---------        ---------

    Net unrealized gain (loss) on investments      28,138          (40,036)         (254,806)       (142,634)         137,043
                                                 --------         --------         ---------       ---------        ---------

       Net gain (loss) on investments              38,161          (39,700)         (259,924)       (146,943)         137,940
                                                 --------         --------         ---------       ---------        ---------

Net increase (decrease) in net assets
 resulting from operations                       $ 38,932         $(40,940)        $(245,968)      $(148,877)       $ 200,679
                                                 ========         ========         =========       =========        =========

See accompanying notes to the financial statements.


                                   GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN
                                           STATEMENT OF OPERATIONS

                                                                 FOR THE PERIOD APRIL 10, 2000
                                                               (INCEPTION) TO DECEMBER 31, 2000

                                                  HIGH YIELD BOND   INTERNATIONAL FIXED     EMERGING MARKETS
                                                   FUND DIVISION   INCOME FUND DIVISION    DEBT FUND DIVISION
                                                  ---------------  --------------------    ------------------
                                                        2000               2000                   2000
                                                  ---------------  --------------------    ------------------
Investment income (See Note 2C):
 Dividend Income                                    $  7,586             $      -               $ 13,370

Expenses:
 Mortality and expense charges - VUL-95                 (151)                 (55)                   (21)
 Mortality and expense charges - VGSP                   (137)                  (1)                   (42)
 Mortality and expense charges - VUL-100                 (57)                (639)                  (258)
 Mortality and expense charges - Russell VUL               -                    -                      -
 Mortality and expense charges - VUL-2000               (160)                 (52)                   (40)
 Mortality and expense charges - JSVUL-2000               (9)                  (5)                    (6)
 Mortality and expense charges - Seed Money                -                    -                      -
 Mortality and expense charges - Destiny                   -                    -                      -
                                                    --------             --------               --------
   Total expenses                                       (514)                (752)                  (367)
                                                    --------             --------               --------

Net investment income (expense)                        7,072                 (752)                13,003
                                                    --------             --------               --------
Net realized gain on investments:
 Realized gain from distributions                          -                    -                  2,411
 Realized gain (loss) on sales                          (233)                (876)                   129
                                                    --------             --------               --------

    Net realized gain (loss) on investments:            (233)                (876)                 2,540
                                                    --------             --------               --------

Net unrealized gain (loss) on investments:
 Unrealized gain (loss) on investments,
   beginning of period                                     -                    -                      -
 Unrealized gain (loss) on investments,
   end of period                                     (13,421)              40,423                (10,850)
                                                    --------             --------               --------

    Net unrealized gain (loss) on investments        (13,421)              40,423                (10,850)
                                                    --------             --------               --------

       Net gain (loss) on investments                (13,654)              39,547                 (8,310)
                                                    --------             --------               --------

Net increase (decrease) in net assets
 resulting from operations                          $ (6,582)            $ 38,795               $  4,693
                                                    ========             ========               ========

                                            GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN
                                                     STATEMENT OF OPERATIONS

                                   FOR THE PERIOD MAY 1, 2000 (INCEPTION) TO DECEMBER 31, 2000


                                                                    T. ROWE PRICE         T. ROWE PRICE
                                                 JANUS MID-CAP        LARGE CAP             SMALL CAP        ALGER EQUITY GROWTH
                                                 FUND DIVISION   GROWTH FUND DIVISION  GROWTH FUND DIVISION  SERIES FUND DIVISION
                                                 -------------   --------------------  --------------------  --------------------
                                                      2000               2000                  2000                  2000
                                                 -------------   --------------------  --------------------  --------------------
Investment income (See Note 2C):
 Dividend Income                                 $          -         $   1,560            $        -             $      855

Expenses:
 Mortality and expense charges - VUL-95                (2,003)             (389)                  (59)                  (742)
 Mortality and expense charges - VGSP                  (1,592)             (316)                  (36)                  (655)
 Mortality and expense charges - VUL-100               (3,238)           (2,274)                 (550)                (2,603)
 Mortality and expense charges - Russell VUL                -                 -                     -                      -
 Mortality and expense charges - VUL-2000              (1,600)             (211)                 (221)                  (675)
 Mortality and expense charges - JSVUL-2000               (99)               (8)                  (18)                    (7)
 Mortality and expense charges - Seed Money                 -                 -                     -                      -
 Mortality and expense charges - Destiny                    -                 -                     -                      -
                                                 ------------         ---------            ----------             ----------
  Total expenses                                       (8,532)           (3,198)                 (884)                (4,682)
                                                 ------------         ---------            ----------             ----------


Net investment income (expense)                        (8,532)           (1,638)                 (884)                (3,827)
                                                 ------------         ---------            ----------             ----------

Net realized gain on investments:
 Realized gain from distributions                     169,898            31,871                     -                  2,136
 Realized gain (loss) on sales                         19,511            12,647                (2,971)                10,503
                                                 ------------         ---------            ----------             ----------

    Net realized gain (loss) on investments:          189,409            44,518                (2,971)                12,639
                                                 ------------         ---------            ----------             ----------

Net unrealized gain (loss) on investments:
 Unrealized gain (loss) on investments,
  beginning of period                                       -                 -                     -                      -
 Unrealized gain (loss) on investments,
  end of period                                    (1,114,808)         (120,834)              (36,551)              (261,796)
                                                 ------------         ---------            ----------             ----------

    Net unrealized gain (loss) on investments      (1,114,808)         (120,834)              (36,551)              (261,796)
                                                 ------------         ---------            ----------             ----------

       Net gain (loss) on investments                (925,399)          (76,316)              (39,522)              (249,157)
                                                 ------------         ---------            ----------             ----------

Net increase (decrease) in net assets
 resulting from operations                       $   (933,931)        $ (77,954)           $  (40,406)            $ (252,984)
                                                 ============         =========            ==========             ==========

See accompanying notes to the financial statements.

                                            GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN
                                               STATEMENT OF CHANGES IN NET ASSETS
                                          YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                  S & P 500 INDEX FUND DIVISION                MONEY MARKET FUND DIVISION
                                          ------------------------------------------    ----------------------------------------
                                              2000            1999          1998            2000            1999        1998
                                          ------------------------------------------    ----------------------------------------
Operations:
   Net investment income (expense)        $   (492,959)   $  (404,761)   $  (246,025)   $   (63,761)    $  (60,049)  $   (45,604)
   Net realized gain (loss) on
    investments                             17,261,452      6,020,806      3,142,731        822,477        548,377       435,619
   Net unrealized gain (loss) on
    investments                            (23,220,456)     3,741,542      4,823,143       (199,980)      (108,747)     (110,593)
                                          ------------------------------------------    ----------------------------------------

      Net increase (decrease) in net
       assets resulting from operations     (6,451,963)     9,357,587      7,719,849        558,736        379,581       279,422

   Net deposits into (deductions from)
    Separate Account                        11,162,463      8,977,500     14,119,467      3,108,059      2,797,074    (2,860,090)
                                          ------------------------------------------    ----------------------------------------

      Increase (decrease) in net assets      4,710,500     18,335,087     21,839,316      3,666,795      3,176,655    (2,580,668)
   Net assets, beginning of period          60,752,726     42,417,639     20,578,323      9,912,242      6,735,587     9,316,255
                                          ------------------------------------------    ----------------------------------------

   Net assets, end of period              $ 65,463,226    $60,752,726    $42,417,639    $13,579,037     $9,912,242   $ 6,735,587
                                          ==========================================    ========================================

See accompanying notes to the financial statements.

                                            GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN
                                               STATEMENT OF CHANGES IN NET ASSETS
                                          YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                    BOND INDEX FUND DIVISION                   MANAGED EQUITY FUND DIVISION
                                            ----------------------------------------    -----------------------------------------
                                               2000           1999           1998           2000           1999           1998
                                            ----------------------------------------    -----------------------------------------

Operations:
   Net investment income (expense)          $  (51,753)    $  (49,087)    $  (33,130)   $   (52,636)    $  (50,674)    $  (40,187)
   Net realized gain (loss) on investments     402,274        357,632        271,592      2,607,035        472,578        700,721
   Net unrealized gain (loss) on
    investments                                389,475       (528,508)        63,834     (1,802,258)      (325,744)       (48,504)
                                            ----------------------------------------    -----------------------------------------

      Net increase (decrease) in net assets
       resulting from operations               739,996       (219,963)       302,296        752,141         96,160        612,030

   Net deposits into (deductions from)
    Separate Account                           833,230      1,249,584      1,356,281       (222,481)       761,498        679,065
                                            ----------------------------------------    -----------------------------------------

      Increase (decrease) in net assets      1,573,226      1,029,621      1,658,577        529,660        857,658      1,291,095
   Net assets, beginning of period           6,136,742      5,107,121      3,448,544      6,384,068      5,526,410      4,235,315
                                            ----------------------------------------    -----------------------------------------

   Net assets, end of period                $7,709,968     $6,136,742     $5,107,121    $ 6,913,728     $6,384,068     $5,526,410
                                            ========================================    =========================================

See accompanying notes to the financial statements.

                                            GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN
                                               STATEMENT OF CHANGES IN NET ASSETS
                                          YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                 ASSET ALLOCATION FUND DIVISION            INTERNATIONAL INDEX FUND DIVISION
                                           -----------------------------------------    ----------------------------------------
                                               2000           1999          1998            2000           1999          1998
                                           -----------------------------------------    ----------------------------------------

Operations:
   Net investment income (expense)         $  (161,076)   $  (130,807)   $   (96,929)   $   (96,591)   $   (90,299)   $  (75,098)
   Net realized gain (loss) on investments   7,859,066      1,091,284      1,376,431      2,294,225        460,726       341,655
   Net unrealized gain (loss) on
    investments                             (7,583,187)     2,321,622        574,168     (4,159,538)     2,469,103     1,228,544
                                           -----------------------------------------    ----------------------------------------

      Net increase (decrease) in net
       assets resulting from operations        114,803      3,282,099      1,853,670     (1,961,904)     2,839,530     1,495,101

   Net deposits into (deductions from)
    Separate Account                         1,034,218      1,858,100      1,102,997       (692,669)       237,255       557,433
                                           -----------------------------------------    ----------------------------------------

      Increase (decrease) in net assets      1,149,021      5,140,199      2,956,667     (2,654,573)     3,076,785     2,052,534
   Net assets, beginning of period          18,573,171     13,432,972     10,476,305     12,993,612      9,916,827     7,864,293
                                           -----------------------------------------    ----------------------------------------

   Net assets, end of period               $19,722,192    $18,573,171    $13,432,972    $10,339,039    $12,993,612    $9,916,827
                                           =========================================    ========================================

See accompanying notes to the financial statements.

                                            GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN
                                               STATEMENT OF CHANGES IN NET ASSETS
                                          YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                   MID-CAP EQUITY FUND DIVISION                SMALL-CAP EQUITY FUND DIVISION
                                            -----------------------------------------     ----------------------------------------
                                                2000           1999           1998           2000           1999           1998
                                            -----------------------------------------     ----------------------------------------

Operations:
   Net investment income (expense)          $   (67,013)    $  (57,427)    $  (54,944)    $  (23,815)    $  (21,138)    $  (14,676)
   Net realized gain (loss) on investments    3,051,139        256,018        401,831        (16,350)       (83,189)        45,675
   Net unrealized gain (loss) on
    investments                              (3,852,566)       751,193       (580,273)       249,541        (25,587)      (280,946)
                                            -----------------------------------------     ----------------------------------------

      Net increase (decrease) in net assets
       resulting from operations               (868,440)       949,784       (233,386)       209,376       (129,914)      (249,947)

   Net deposits into (deductions from)
    Separate Account                           (722,594)        26,099      1,376,768        423,482        672,746      1,480,805
                                            -----------------------------------------     ----------------------------------------

      Increase (decrease) in net assets      (1,591,034)       975,883      1,143,382        632,858        542,832      1,230,858
   Net assets, beginning of period            8,353,981      7,378,098      6,234,716      2,917,544      2,374,712      1,143,854
                                            -----------------------------------------     ----------------------------------------

   Net assets, end of period                $ 6,762,947     $8,353,981     $7,378,098     $3,550,402     $2,917,544     $2,374,712
                                            =========================================     ========================================

See accompanying notes to the financial statements.

                                            GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN
                                               STATEMENT OF CHANGES IN NET ASSETS
                                          YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                  EQUITY INCOME FUND DIVISION                     GROWTH FUND DIVISION
                                           -----------------------------------------   ------------------------------------------
                                               2000           1999          1998           2000          1999           1998
                                           -----------------------------------------   ------------------------------------------

Operations:
   Net investment income (expense)         $   224,743    $   125,992    $    82,098   $   (402,119)   $  (283,725)   $  (111,000)
   Net realized gain (loss) on investments   2,289,327      1,497,853      2,232,798      8,784,795      6,018,376      4,072,845
   Net unrealized gain (loss) on
    investments                               (832,162)      (470,508)      (298,765)   (15,965,732)     8,434,187      5,457,168
                                           -----------------------------------------   ------------------------------------------

      Net increase (decrease) in net
       assets resulting from operations      1,681,908      1,153,337      2,016,131     (7,583,056)    14,168,838      9,419,013

   Net deposits into (deductions from)
    Separate Account                        (1,760,622)     2,171,008      1,818,144      9,787,954      6,264,467      3,631,816
                                           -----------------------------------------   ------------------------------------------

      Increase (decrease) in net assets        (78,714)     3,324,345      3,834,275      2,204,898     20,433,305     13,050,829
   Net assets, beginning of period          24,154,437     20,830,092     16,995,817     55,712,725     35,279,420     22,228,591
                                           -----------------------------------------   ------------------------------------------

   Net assets, end of period               $24,075,723    $24,154,437    $20,830,092   $ 57,917,623    $55,712,725    $35,279,420
                                           =========================================   ==========================================

See accompanying notes to the financial statements.

                                            GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN
                                               STATEMENT OF CHANGES IN NET ASSETS
                                          YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                     OVERSEAS FUND DIVISION                    ASSET MANAGER FUND DIVISION
                                           -----------------------------------------     ----------------------------------------
                                               2000           1999           1998           2000           1999           1998
                                           -----------------------------------------     ----------------------------------------

Operations:
   Net investment income (expense)         $    97,407    $    65,047     $   88,301     $   57,527     $   26,408     $   13,331
   Net realized gain (loss) on investments   1,821,430        595,943        686,610        177,843         84,760         74,572
   Net unrealized gain (loss) on
    investments                             (5,170,439)     3,652,436        196,057       (365,812)        85,287         39,249
                                           -----------------------------------------     ----------------------------------------

      Net increase (decrease) in net
       assets resulting from operations     (3,251,602)     4,313,426        970,968       (130,442)       196,455        127,152

   Net deposits into (deductions from)
    Separate Account                         2,714,981        765,467        830,006        524,707        984,955        531,902
                                           -----------------------------------------     ----------------------------------------

      Increase (decrease) in net assets      (536,621)      5,078,893      1,800,974        394,265      1,181,410        659,054
   Net assets, beginning of period          15,051,351      9,972,458      8,171,484      2,417,921      1,236,511        577,457
                                           -----------------------------------------     ----------------------------------------

   Net assets, end of period               $14,514,730    $15,051,351     $9,972,458     $2,812,186     $2,417,921     $1,236,511
                                           =========================================     ========================================

See accompanying notes to the financial statements.

                                      GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN
                                        STATEMENT OF CHANGES IN NET ASSETS
                                                                                                  FOR THE PERIOD
                                                                                                    MAY 1, 2000
                                                                                                  (INCEPTION) TO
                                               YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998      DECEMBER 31, 2000

                                                         HIGH INCOME FUND DIVISION             MID CAP FUND DIVISION
                                               --------------------------------------------    ---------------------
                                                     2000           1999           1998                2000
                                               --------------------------------------------    ---------------------

Operations:
   Net investment income (expense)               $   258,645     $  252,694     $  142,227           $  2,058
   Net realized gain (loss) on investments          (153,890)      (184,684)       120,665              1,905
   Net unrealized gain (loss) on investments      (1,493,144)       171,450       (419,631)            33,908
                                                 -----------------------------------------           --------

      Net increase (decrease) in net assets
       resulting from operations                  (1,388,389)       239,460       (156,739)            37,871

   Net deposits into (deductions from)
    Separate Account                               2,755,535      1,146,113        970,866            836,766
                                                 -----------------------------------------           --------

      Increase (decrease) in net assets            1,367,146      1,385,573        814,127            874,637
   Net assets, beginning of period                 4,372,619      2,987,046      2,172,919                  -
                                                 -----------------------------------------           --------

   Net assets, end of period                     $ 5,739,765     $4,372,619     $2,987,046           $874,637
                                                 =========================================           ========

See accompanying notes to the financial statements.

                                            GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN
                                               STATEMENT OF CHANGES IN NET ASSETS
                                           YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                WORLDWIDE HARD ASSETS FUND DIVISION     WORLDWIDE EMERGING MARKETS FUND DIVISION
                                              --------------------------------------    ----------------------------------------
                                                2000           1999           1998         2000             1999           1998
                                              --------------------------------------    ----------------------------------------

Operations:
   Net investment income (expense)            $    700       $    914      $    (498)   $   (7,572)       $   (583)       $   (2)
   Net realized gain (loss) on investments     (32,872)       (40,905)        15,201       (86,751)         29,159             -
   Net unrealized gain (loss) on investments    66,860         87,514       (104,848)     (594,178)         43,867           143
                                              --------------------------------------    ----------------------------------------

      Net increase (decrease) in net assets
       resulting from operations                34,688         47,523        (90,145)     (688,501)         72,443           141

   Net deposits into (deductions from)
    Separate Account                            (4,676)        47,731         41,428     1,842,734         194,510         1,700
                                              --------------------------------------    ----------------------------------------

      Increase (decrease) in net assets         30,012         95,254        (48,717)    1,154,233         266,953         1,841
   Net assets, beginning of period             316,342        221,088        269,805       268,794           1,841             -
                                              --------------------------------------    ----------------------------------------

   Net assets, end of period                  $346,354       $316,342      $ 221,088    $1,423,027        $268,794        $1,841
                                              ======================================    ========================================

See accompanying notes to the financial statements.

                                            GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN
                                               STATEMENT OF CHANGES IN NET ASSETS
                                          YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                MULTI-STYLE EQUITY FUND DIVISION                CORE BOND FUND DIVISION
                                           -----------------------------------------    ----------------------------------------
                                               2000           1999           1998           2000           1999          1998
                                           -----------------------------------------    ----------------------------------------
Operations:
   Net investment income (expense)         $   (22,614)   $     9,951    $    (6,316)   $   389,929     $  427,789    $  133,081
   Net realized gain (loss) on investments   1,447,673      1,639,237        139,126       (472,084)       230,167        35,679
   Net unrealized gain (loss) on
    investments                             (3,248,286)       613,662      1,503,013        754,860       (750,660)       72,062
                                           -----------------------------------------    ----------------------------------------

      Net increase (decrease) in net
       assets resulting from operations     (1,823,227)     2,262,850      1,635,823        672,705        (92,704)      240,822

   Net deposits into (deductions from)
    Separate Account                        (4,904,923)     3,014,155      7,540,459     (7,352,285)     3,244,804     5,262,341
                                           -----------------------------------------    ----------------------------------------

      Increase (decrease) in net assets     (6,728,150)     5,277,005      9,176,282     (6,679,580)     3,152,100     5,503,163
   Net assets, beginning of period          16,992,567     11,715,562      2,539,280      9,809,670      6,657,570     1,154,407
                                           -----------------------------------------    ----------------------------------------

   Net assets, end of period               $10,264,417    $16,992,567    $11,715,562    $ 3,130,090     $9,809,670    $6,657,570
                                           =========================================    ========================================

See accompanying notes to the financial statements.

                                            GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN
                                               STATEMENT OF CHANGES IN NET ASSETS
                                          YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                 AGGRESSIVE EQUITY FUND DIVISION                  NON-US FUND DIVISION
                                            ----------------------------------------    ----------------------------------------
                                               2000           1999           1998           2000           1999          1998
                                            ----------------------------------------    ----------------------------------------

Operations:
   Net investment income (expense)          $  (14,538)    $  (11,894)    $  (12,471)   $   (21,074)    $   51,010    $    5,373
   Net realized gain (loss) on investments     433,191        (25,818)        42,561        775,470        214,105       (13,456)
   Net unrealized gain (loss) on
    investments                               (496,292)       341,390        (46,042)    (1,393,903)       971,904       217,983
                                            ----------------------------------------    ----------------------------------------

      Net increase (decrease) in net
       assets resulting from operations        (77,639)       303,678        (15,952)      (639,507)     1,237,019       209,900

   Net deposits into (deductions from)
    Separate Account                          (679,894)       607,124      2,627,723     (1,231,010)       349,703     2,418,138
                                            ----------------------------------------    ----------------------------------------

      Increase (decrease) in net assets       (757,533)       910,802      2,611,771     (1,870,517)     1,586,722     2,628,038
   Net assets, beginning of period           4,867,998      3,957,196      1,345,425      4,998,603      3,411,881       783,843
                                            ----------------------------------------    ----------------------------------------

   Net assets, end of period                $4,110,465     $4,867,998     $3,957,196    $ 3,128,086     $4,998,603    $3,411,881
                                            ========================================    ========================================

See accompanying notes to the financial statements.

                                            GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN
                                               STATEMENT OF CHANGES IN NET ASSETS
                                          YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                 INCOME & GROWTH FUND DIVISION                 INTERNATIONAL FUND DIVISION
                                            ----------------------------------------     ---------------------------------------
                                               2000            1999            1998         2000            1999            1998
                                            ----------------------------------------     ---------------------------------------

Operations:
   Net investment income (expense)          $   (5,981)      $ (2,356)        $   32     $  (15,768)      $   (989)         $  -
   Net realized gain (loss) on investments       4,053         34,901             12         77,515         49,932             5
   Net unrealized gain (loss) on
    investments                               (327,575)        43,204            471       (704,028)       120,627            45
                                            ----------------------------------------     ---------------------------------------

      Net increase (decrease) in net assets
       resulting from operations              (329,503)        75,749            515       (642,281)       169,570            50

   Net deposits into (deductions from)
    Separate Account                         3,295,158        652,207          6,845      4,656,505        433,721           853
                                            ----------------------------------------     ---------------------------------------

      Increase (decrease) in net assets      2,965,655        727,956          7,360      4,014,224        603,291           903
   Net assets, beginning of period             735,316          7,360              -        604,194            903             -
                                            ----------------------------------------     ---------------------------------------

   Net assets, end of period                $3,700,971       $735,316         $7,360     $4,618,418       $604,194          $903
                                            ========================================     =======================================

See accompanying notes to the financial statements.

                                            GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN
                                               STATEMENT OF CHANGES IN NET ASSETS
                                          YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                       VALUE FUND DIVISION                       BOND PORTFOLIO FUND DIVISION
                                          --------------------------------------------      ---------------------------------------
                                               2000            1999            1998            2000            1999           1998
                                          --------------------------------------------      ---------------------------------------

Operations:
   Net investment income (expense)          $    1,293       $   (493)        $   (1)       $   58,504       $  2,107        $   (1)
   Net realized gain (loss) on investments       8,046        (14,414)             -               455           (222)            -
   Net unrealized gain (loss) on
    investments                                220,842          1,750             85            25,254         (2,018)            3
                                            ----------------------------------------        ---------------------------------------

      Net increase (decrease) in net assets
       resulting from operations               230,181        (13,157)            84            84,213           (133)            2

   Net deposits into (deductions from)
    Separate Account                         1,243,813        106,165          3,786           892,937        138,293         3,299
                                            ----------------------------------------        ---------------------------------------

      Increase (decrease) in net assets      1,473,994         93,008          3,870           977,150        138,160         3,301
   Net assets, beginning of period              96,878          3,870              -           141,461          3,301             -
                                            ----------------------------------------        ---------------------------------------

   Net assets, end of period                $1,570,872       $ 96,878         $3,870        $1,118,611       $141,461        $3,301
                                            ========================================        =======================================

See accompanying notes to the financial statements.

                                            GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN
                                               STATEMENT OF CHANGES IN NET ASSETS
                                                                                                    FOR THE PERIOD
                                                                                              APRIL 10, 2000 (INCEPTION)
                                             YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998        TO DECEMBER 31, 2000

                                                                                            LARGE CAP VALUE  LARGE CAP GROWTH
                                                SMALL COMPANY PORTFOLIO FUND DIVISION        FUND DIVISION     FUND DIVISION
                                             --------------------------------------------   ---------------  ----------------
                                                  2000            1999            1998           2000              2000
                                             --------------------------------------------   ---------------  ----------------

Operations:
   Net investment income (expense)             $   (7,744)      $   (627)        $    -       $    5,139        $   (5,429)
   Net realized gain (loss) on investments        113,420         15,877             80              269            (1,016)
   Net unrealized gain (loss) on investments     (603,901)        96,423            187          194,619          (431,299)
                                               ----------------------------------------       ----------        ----------

      Net increase (decrease) in net assets
       resulting from operations                 (498,225)       111,673            267          200,027          (437,744)

   Net deposits into (deductions from)
    Separate Account                            4,462,190        482,575          2,922        2,683,676         2,278,037
                                               ----------------------------------------       ----------        ----------

      Increase (decrease) in net assets         3,963,965        594,248          3,189        2,883,703         1,840,293
   Net assets, beginning of period                597,437          3,189              -                -                 -
                                               ----------------------------------------       ----------        ----------

   Net assets, end of period                   $4,561,402       $597,437         $3,189       $2,883,703        $1,840,293
                                               ========================================       ==========        ==========

See accompanying notes to the financial statements.

                                            GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN
                                               STATEMENT OF CHANGES IN NET ASSETS
                                  FOR THE PERIOD APRIL 10, 2000 (INCEPTION) TO DECEMBER 31, 2000

                                                    SMALL CAP      SMALL CAP      INTERNATIONAL   EMERGING MARKETS    CORE FIXED
                                                      VALUE         GROWTH           EQUITY            EQUITY          INCOME
                                                  FUND DIVISION  FUND DIVISION    FUND DIVISION     FUND DIVISION   FUND DIVISION
                                                  -------------  -------------    -------------   ----------------  -------------
                                                      2000           2000             2000              2000            2000
                                                  -------------  -------------    -------------    ---------------  -------------

Operations:
   Net investment income (expense)                  $    771       $ (1,240)       $   13,956         $  (1,934)      $   62,739
   Net realized gain (loss) on investments            10,023            336            (5,118)           (4,309)             897
   Net unrealized gain (loss) on investments          28,138        (40,036)         (254,806)         (142,634)         137,043
                                                    --------       --------        ----------         ---------       ----------

      Net increase (decrease) in net assets
       resulting from operations                      38,932        (40,940)         (245,968)         (148,877)         200,679

   Net deposits into (deductions from)
    Separate Account                                 356,263        708,545         2,038,997           771,289        5,189,491
                                                    --------       --------        ----------         ---------       ----------

      Increase (decrease) in net assets              395,195        667,605         1,793,029           622,412        5,390,170
   Net assets, beginning of period                         -              -                 -                 -                -
                                                    --------       --------        ----------         ---------       ----------

   Net assets, end of period                        $395,195       $667,605        $1,793,029         $ 622,412       $5,390,170
                                                    ========       ========        ==========         =========       ==========

See accompanying notes to the financial statements.

                                            GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN
                                               STATEMENT OF CHANGES IN NET ASSETS

                                                         FOR THE PERIOD APRIL 10, 2000                 FOR THE PERIOD MAY 1, 2000
                                                        (INCEPTION) TO DECEMBER 31, 2000           (INCEPTION) TO DECEMBER 31, 2000

                                                                 INTERNATIONAL       EMERGING          JANUS          T. ROWE PRICE
                                                HIGH YIELD           FIXED           MARKETS          MID-CAP           LARGE CAP
                                                 BOND FUND        INCOME FUND       DEBT FUND          FUND            GROWTH FUND
                                                 DIVISION          DIVISION         DIVISION         DIVISION           DIVISION
                                                ----------       -------------      ---------       -----------       -------------
                                                   2000              2000              2000             2000              2000
                                                ----------       -------------      ---------       -----------       -------------

Operations:
   Net investment income (expense)               $  7,072          $   (752)         $ 13,003       $    (8,532)       $   (1,638)
   Net realized gain (loss) on investments           (233)             (876)            2,540           189,409            44,518
   Net unrealized gain (loss) on investments      (13,421)           40,423           (10,850)       (1,114,808)         (120,834)
                                                 --------          --------          --------       -----------        ----------
      Net increase (decrease) in net assets
       resulting from operations                   (6,582)           38,795             4,693         (933,931)           (77,954)

   Net deposits into (deductions from)
    Separate Account                              391,584           577,965           179,999         4,280,330         1,146,062
                                                 --------          --------          --------       -----------        ----------

      Increase (decrease) in net assets           385,002           616,760           184,692         3,346,399         1,068,108
   Net assets, beginning of period                      -                 -                 -                 -                 -
                                                 --------          --------          --------       -----------        ----------

   Net assets, end of period                     $385,002          $616,760          $184,692       $ 3,346,399        $1,068,108
                                                 ========          ========          ========       ===========        ==========

See accompanying notes to the financial statements.

                                            GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN
                                               STATEMENT OF CHANGES IN NET ASSETS
                                    FOR THE PERIOD MAY 1, 2000 (INCEPTION) TO DECEMBER 31, 2000

                                                     T. ROWE PRICE SMALL CAP   ALGER EQUITY GROWTH
                                                      GROWTH FUND DIVISION    SERIES FUND DIVISION
                                                     -----------------------  --------------------
                                                               2000                   2000
                                                     -----------------------  --------------------

Operations:
   Net investment income (expense)                           $   (884)             $   (3,827)
   Net realized gain (loss) on investments                     (2,971)                 12,639
   Net unrealized gain (loss) on investments                  (36,551)               (261,796)
                                                             --------              ----------

      Net increase (decrease) in net assets
       resulting from operations                              (40,406)               (252,984)

   Net deposits into (deductions from)
    Separate Account                                          665,711               1,986,230
                                                             --------              ----------

      Increase (decrease) in net assets                       625,305               1,733,246
   Net assets, beginning of period                                  -                       -
                                                             --------              ----------

   Net assets, end of period                                 $625,305              $1,733,246
                                                             ========              ==========

See accompanying notes to the financial statements.

                  GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN
                        NOTES TO FINANCIAL STATEMENTS
                              DECEMBER 31, 2000

NOTE 1 - ORGANIZATION

General American Separate Account Eleven (the Separate Account) commenced operations on September 15, 1987 and is registered under the Investment Company Act of 1940 (1940 Act) as a unit investment trust. The Separate Account offers eight products: Variable Universal Life (VUL-95), Variable General Select Plus (VGSP), Variable Universal Life (VUL-100), Russell Variable Universal Life (Russell VUL), Variable Universal Life (VUL-2000), Joint and Survivor Universal Life (JSVUL-2000), and Destiny that receive and invest net premiums for flexible premium variable life insurance policies that are issued by General American Life Insurance Company (General American). The Separate Account is divided into thirty-nine Divisions. Each Division invests exclusively in shares of a single Fund of either General American Capital Company, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Van Eck Worldwide Insurance Trust, Russell Insurance Funds, American Century Variable Portfolios, Inc., J.P. Morgan Series Trust II, SEI Insurance Products Trust, Metropolitan Series Fund, or New England Zenith Fund which are open-end, diversified management companies. The Funds of the General American Capital Company, sponsored by General American, are the S & P 500 Index (formerly Equity Index), Money Market, Bond Index, Managed Equity, Asset Allocation, International Index (formerly International Equity), Mid-Cap Equity (formerly Special Equity), and the Small-Cap Equity Fund Divisions. The Funds of the Variable Insurance Products Fund, managed by Fidelity Management & Research Company, are the Equity Income, Growth, Overseas, High Income, and the Mid Cap Fund Divisions. The Fund of the Variable Insurance Products Fund II, managed by Fidelity Management and Research Company is the Asset Manager Fund. The Funds of the Van Eck Worldwide Insurance Trust, managed by Van Eck Associates Corporation, are the Worldwide Hard Assets Fund, formerly known as the Gold and Natural Resources Fund and the Worldwide Emerging Markets Fund Divisions. The Funds of the Russell Variable Insurance Product, managed by Frank Russell Investment Management Company are the Multi-Style Equity, Core Bond, Aggressive Equity, and Non-US Fund Divisions. The Funds of the American Century Variable Portfolios, Inc. managed by American Century Investments are the Income & Growth, International, and Value Fund Divisions. The Funds of the J.P. Morgan Trust II, managed by J.P. Morgan Investment Management, Inc. are the Bond Portfolio and Small Company Portfolio Fund Divisions. The Funds of the SEI Insurance Products Trust, managed by SEI Investments Management Company are the Large Cap Value, Large Cap Growth, Small Cap Value, Small Cap Growth, International Equity, Emerging Markets Equity, Core Fixed Income, High Yield Bond, International Fixed Income, and Emerging Markets Debt Fund Divisions. The Funds of the Metropolitan Series Fund, managed by Metropolitan Life Insurance Company are the Janus Mid-Cap, T. Rowe Price Large Cap Growth, and
T. Rowe Price Small Cap Growth Fund Divisions. The Fund of the New England Zenith Fund sponsored by New England Investment Management, Inc. is the Alger Equity Growth Series. Policyholders have the option of directing their premium payments into one or all of the Funds as well as into the general account of General American, which is not generally subject to regulation under the Securities Act of 1933 or the 1940 Act.

On January 6, 2000, Metropolitan Life Insurance Company (MetLife), headquartered in New York, purchased 100% of GenAmerica Financial
Corporation (the Company) for $1.2 billion in cash. General American is a wholly-owned subsidiary of GenAmerica Financial Corporation.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A.      Investments

        The Separate Accounts' investments in the thirty-nine Funds are valued daily based on the net asset values of the respective Fund shares held as reported to General American by General American Capital Company, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Van Eck Worldwide Insurance Trust, Russell Insurance Funds, American Century Portfolios, J.P. Morgan Series Trust II, SEI Insurance Products Trust, Metropolitan Series Fund, Inc., and New England Zenith Fund. The specific identification method is used in determining the cost of shares sold on withdrawals by the Separate Account. Share transactions are recorded on the trade date, which is the same as the settlement date.

                  GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN
                        NOTES TO FINANCIAL STATEMENTS
                              DECEMBER 31, 2000

B.      Federal Income Taxes

        General American is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the Code). Since the sub-accounts are not separate entities from General American, and their operations form a part of General American, they will not be taxed separately as a regulated investment company under sub-chapter M of the Code. Under existing federal income tax law, investment income of the sub-accounts, to the extent it is applied to increase reserves under a contract, is not taxed and may be compounded for reinvestment without additional tax to General American.

C.      Distribution of Income and Realized Capital Gains

        General American Capital Company follows the federal income tax practice known as consent dividending, whereby substantially all of its net investment income and realized gains are deemed to be passed through to the Separate Account. As a result, General American Capital Company does not pay any dividends or capital gain distributions. During December of each year, accumulated investment income and capital gains of the underlying Capital Company Fund are allocated to the Separate Account by increasing the cost basis and recognizing a capital gain in the Separate Account. The Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Van Eck Worldwide Insurance Trust, Russell Insurance Funds, American Century Variable Portfolios, J.P. Morgan Series Trust II, SEI Insurance Products Trust, Metropolitan Series Fund, Inc., and New England Zenith Fund intend to pay out all of their net investment income and net realized capital gains each year. Dividends from the funds are distributed at least annually on a per share basis and are recorded on the ex dividend date. Normally, net realized capital gains, if any, are distributed each year for each fund. Such income and capital gain distributions are automatically reinvested in additional shares of the funds.

D.      Use of Estimates

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

NOTE 3 - POLICY CHARGES

Charges are deducted from premiums and paid to General American for providing the insurance benefits set forth in the contracts and any additional benefits added by rider, administering the policies, reimbursement of expenses incurred in distributing the policies, and assuming certain risks in connection with the policies.

Prior to the allocation of net premiums among General American's general account and the Fund Divisions of the Separate Account, premium payments are reduced by premium expense charges, which consist of a sales charge and a charge for premium taxes. The premium payment, less the premium expense charge, equals the net premium.

        Sales Charge: A sales charge equal to 6% is deducted from each
        -------------
        VUL-95 premium paid. A sales charge of 5% in years one through ten and 2.25% thereafter is deducted from each VGSP premium paid. A maximum sales charge of 5% in years one through ten and a maximum 2.25% thereafter based on initial deposit is deducted from each Russell VUL premium paid. A sales charge equal to 15% up to the target premium and 5% on the excess in the first policy year is deducted from each VUL-2000 and JSVUL-2000 premium paid. The sales charge is 5% on all premiums in policy years two to twelve, and 2% on all premiums in policy years eleven or later. This charge is deducted to partially reimburse General American for expenses incurred in distributing the policy and any additional benefits provided by rider. No sales charge is deducted from VUL-100 premiums. A sales charge of 5% of each premium payment will be deducted from each Frank Russell premium payment in the policy years one through ten and 2.25% in policy years past year ten. Destiny has no sales charge.

                  GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN
                        NOTES TO FINANCIAL STATEMENTS
                              DECEMBER 31, 2000


        Premium Taxes: Various state and political subdivisions impose a tax
        --------------
        on premiums received by insurance companies. Premium taxes vary from state to state. A deduction of 2% of each VUL-95 premium, 2.5% of each VGSP premium, 2.10% of each VUL-100 premium, 2.5% of each Russell VUL premium, and each Frank Russell premium, up to 3.55% for each Destiny premium, and the actual tax rate for VUL-2000 and JSVUL-2000 is made from each premium payment for these taxes. In addition, a 1.25% deduction is taken from VUL-100 premiums and a 1.3% deduction is taken from VUL-2000 and JSVUL-2000 to cover the company's Federal income tax costs attributable to the amount of premium received.

Charges are deducted monthly from the cash value of each policy to compensate General American for (a) certain administrative costs; (b) insurance underwriting and acquisition expenses in connection with issuing a policy; (c) the cost of insurance, and (d) the cost of optional benefits added by rider.

        Administrative Charge: General American has responsibility for the
        ----------------------
        administration of the policies and the Separate Account. As reimbursement for administrative expenses related to the maintenance of each policy and the Separate Account, General American assesses a monthly administrative charge against each policy. This charge is $10 per month for a standard policy and $12 per month for a pension policy during the first 12 policy months and $4 (standard) and $6 (pension) per month for all policy months beyond the 12th for VUL-95 contracts. The charge is $4 per month for VGSP, Russell VUL and Frank Russell contracts. The charge is $13 per month during the first 12 policy months and $6 per month thereafter for VUL-100 contracts. The charge is $25 per month in the first policy year and $6 per month in each subsequent policy year for VUL-2000 and JSVUL-2000 contracts. The company assesses an initial policy charge of $800 for Destiny premiums. This amount is deducted from the cash value as soon as the policy is issued and the initial premium is made.

        Insurance Underwriting and Acquisition Expense Charge: An additional
        ------------------------------------------------------
        administrative charge is deducted from the policy cash value for VUL-95 as part of the monthly deduction during the first 12 policy months and for the first 12 policy months following an increase in the face amount. The charge is $0.08 per month for each $1,000 in policy coverage. For VUL-100, the charge during the first 12 policy months is $0.16 per month for each $1,000 in policy coverage, and in all policy years thereafter, the charge is $0.01 per month for each $1,000 in policy coverage. For VUL-2000 and JSVUL-2000, there is a charge per $1,000 of face amount, determined by age, sex, and smoker class, payable for ten years following the policy issue or an increase in the face amount. No charge is deducted from Frank Russell and Destiny premiums.

        Cost of Insurance: The cost of insurance is deducted on each monthly
        ------------------
        anniversary date for the following policy month. Because the cost of insurance depends upon a number of variables, the cost varies for each policy month. The cost of insurance is determined separately for the initial face amount and for any subsequent increases in face amount. General American determines the monthly cost of insurance charge by multiplying the applicable cost of insurance rate or rates by the net amount at risk for each policy month.

        Optional Rider Benefits Charge: This monthly deduction includes
        -------------------------------
        charges for any additional benefits provided by rider.

        Contingent Deferred Sales Charge: During the first ten policy years
        ---------------------------------
        for VUL-95, VGSP, Russell VUL, Frank Russell and Destiny, and the first fifteen years for VUL-100, General American also assesses a charge upon surrender or lapse of a policy, a requested decrease in face amount, or a partial withdrawal that causes the face amount to decrease. The amount of the charge assessed depends on a number of factors, including whether the event is a full surrender or lapse or only a decrease in face amount, the amount of premiums received to date by General American, and the policy year in which the surrender or other event takes place. For VUL-2000 and JSVUL-2000, the charge is based on the annual target premium, rather than the premiums actually received by General American.

                  GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN
                        NOTES TO FINANCIAL STATEMENTS
                              DECEMBER 31, 2000


Mortality and Expense Charge: In addition to the above charges, a daily
-----------------------------
charge is made at the separate account level for the mortality and expense risks assumed by General American. General American deducts a daily charge from the Separate Account at the rate of .002319% for VUL-95, .0019111% for VGSP, .002455% for VUL-100, .0015027% for VUL-2000 and JSVUL-2000, .0019111%
for Frank Russell and .0020471% for Destiny of the net assets of each division of the Separate Account, which equals an annual rate of .85%, .70%,
 .90%, .50%, .55%, 55%, .70%, and .75% for VUL-95, VGSP, VUL-100, VUL, VUL
98, and JSVUL-2000, respectively. VUL-95, VGSP, VUL-100, VUL-2000, JSVUL-2000, Frank Russell, and Destiny mortality and expense charges for 2000 were $636,500, $539,802, $714,537, $213,801, $22,758, and $22,596, $0
respectively. The mortality risk assumed by General American is the risk that those insured may die sooner than anticipated and therefore, that General American will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the policy will exceed the amounts realized from the administrative charges assessed against the policy.

NOTE 4 - INVESTMENT OBJECTIVES, MANAGER CHANGES AND NEW DIVISIONS

Effective April 30, 1998, the four divisions of the Frank Russell funds became available for VUL-95 and VUL 100.

On September 15, 1998, six new divisions and two new products - VUL-2000 and JSVUL-2000 - were added to Separate Account Eleven. Three of the new divisions are the Income & Growth Fund, the International Fund, and the Value Fund. The underlying funds in these divisions are offered by American Century Variable Portfolios and managed by American Century Investments. Two of the new divisions are the Bond Portfolio Fund and the Small Company Portfolio Fund. The underlying funds in these divisions are offered by J.P. Morgan Trust II and managed by J.P. Morgan Investment Management, Inc. The Worldwide Emerging Markets Fund Division is offered by Van Eck World Wide Insurance Trust and managed by Van Eck Associates Corporation. The investment objectives of each of these new divisions are as follows:

Income & Growth Fund - To provide dividend growth, current income and
----------------------
capital appreciation by investing in common stocks.

International Fund - To provide capital growth by investing primarily in an
--------------------
internationally diversified portfolio of common stocks that are considered by management to have prospects for appreciation.

Value Fund - To provide long-term capital growth by investing in securities
------------
that management believes to be undervalued at the time of purchase.

Bond Portfolio Fund - To provide a high total return consistent with
---------------------
moderate risk of capital and maintenance of liquidity.

Small Company Portfolio Fund - To provide a high total return from a
------------------------------
portfolio of equity securities of small companies.

Worldwide Emerging Markets Fund - To provide long-term capital appreciation
---------------------------------
by investing primarily in equity securities in emerging markets around the world.

Effective April 30, 1999, the three divisions of the American Century funds, the two divisions of the J. P. Morgan funds, and the Worldwide Emerging Markets Division offered by Van Eck Associates became available for VUL-95, VGSP, and VUL-100.

                  GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN
                        NOTES TO FINANCIAL STATEMENTS
                              DECEMBER 31, 2000


Effective April 10, 2000, eleven new divisions were added to Separate Account Eleven. The new divisions are the Large Cap Value Fund, Large Cap Growth Fund, Small Cap Value Fund, Small Cap Growth Fund, International Equity
Fund, Emerging Markets Equity Fund, Core Fixed Income Fund, High Yield Bond Fund, International Fixed Income Fund, and Emerging Markets Debt Fund. The underlying funds in these divisions are offered by SEI Insurance Products Trust and managed by SEI Investments Management Company. The investment objectives of each of these new divisions are as follows:

Large Cap Value Fund - To provide long-term growth and income by investing
----------------------
in large cap income-producing U.S. common stocks.

Large Cap Growth Fund - To provide capital appreciation by investing in
-----------------------
large cap U.S. common stocks.

Small Cap Value Fund - To provide capital appreciation by investing in
----------------------
common stock of smaller U.S. companies.

Small Cap Growth Fund - To provide long-term capital appreciation by
-----------------------
investing in common stock of smaller U.S. companies.

International Equity - To provide capital appreciation by investing in
----------------------
equity securities of foreign companies.

Emerging Markets Equity Fund - To provide capital appreciation by investing
------------------------------
in equity securities of emerging markets companies.

Core Fixed Income Fund - To provide current income and preservation of
------------------------
capital by investing in investment grade U.S. fixed income securities.

High Yield Bond Fund - To provide total return by investing in high yield,
----------------------
high risk securities.

International Fixed Income Fund - To provide capital appreciation and
---------------------------------
current income by investing in investment grade fixed income securities of foreign government and corporate issuers.

Emerging Markets Debt Fund - To provide total return by investing U.S.
----------------------------
dollar denominated debt in securities of emerging market issuers.

Effective May 1, 2000, five new divisions were added to Separate Account Eleven. The Mid Cap Portfolio is offered by Fidelity Investments Variable Insurance Products Fund and managed by Fidelity Management and Research Company. Three of the new divisions are the Janus Mid-Cap Portfolio, T. Rowe Price Large Cap Growth Portfolio, and T. Rowe Price Small Cap Growth Portfolio. The underlying funds in these divisions are offered by Metropolitan Series Fund, Inc. and managed by Metropolitan Life Insurance Company. The Alger Equity Growth Series is offered by New England Zenith Fund and managed by New England Investment Management, Inc. The investment objectives of each of these new divisions are as follows:

Mid Cap Portfolio - To provide long-term growth by investing in common
-------------------
stocks of medium capitalization companies.

Janus Mid-Cap Portfolio - To provide long-term growth by investing in common
-------------------------
stocks of medium capitalization companies.

T. Rowe Price Large Cap Growth Portfolio - To provide long-term growth and
------------------------------------------
income by investing in large capitalization growth companies.

T. Rowe Price Small Cap Growth Portfolio - To provide long-term growth by
------------------------------------------
investing in small capitalization companies.

Alger Equity Growth Series - To provide growth by investing in growth
----------------------------
stocks.

Effective October 1, 2000, two new products - Destiny and Frank Russell - were added to Separate Account Eleven. These products were made available in all fund divisions.

NOTE 5 - PURCHASES AND SALES

During the year ended December 31, 2000, purchases including net realized gain and income from distribution and proceeds from sales of General American Capital Company shares were as follows:

              S & P 500      MONEY         BOND        MANAGED       ASSET     INTERNATIONAL    MID-CAP      SMALL-CAP
                INDEX        MARKET        INDEX       EQUITY      ALLOCATION      INDEX        EQUITY         EQUITY
                 FUND         FUND         FUND         FUND          FUND         FUND          FUND           FUND
             -----------  -----------   -----------  -----------  -----------  -------------  -----------   -----------
Purchases    $31,884,217  $21,678,078   $ 2,810,801  $ 3,226,247  $10,006,707   $ 3,032,335   $ 4,050,655   $ 1,284,473
             ===========  ===========   ===========  ===========  ===========   ===========   ===========   ===========
Sales        $ 6,660,057  $18,008,947   $ 1,624,360  $ 1,078,688  $ 2,229,372   $ 2,058,123   $ 2,364,076   $   674,121
             ===========  ===========   ===========  ===========  ===========   ===========   ===========   ===========


During the year ended December 31, 2000, purchases (including dividend reinvestment) and proceeds from sales of Variable Insurance Products Fund Shares were as follows:

                              EQUITY                                                      HIGH              MID CAP
                            INCOME FUND         GROWTH FUND       OVERSEAS FUND        INCOME FUND         PORTFOLIO
                            -----------         -----------       -------------        -----------         ---------
Purchases                   $ 5,146,409         $21,589,644        $ 6,048,082         $ 3,658,370         $ 855,905
                            ===========         ===========        ===========         ===========         =========
Sales                       $ 5,148,929         $ 5,969,748        $ 1,874,425         $   644,063         $  16,667
                            ===========         ===========        ===========         ===========         =========


During the year ended December 31, 2000, purchases (including dividend reinvestment) and proceeds from sales of Variable Insurance Products Fund II shares were as follows:

               ASSET MANAGER
                   FUND
               -------------
Purchases       $ 1,058,478
                ===========
Sales           $   295,864
                ===========

During the year ended December 31, 2000, purchases (including dividend reinvestment) and proceeds from sales of Van Eck Worldwide Insurance Trust shares were as follows:


                 WORLDWIDE                    WORLDWIDE
                HARD ASSETS                   EMERGING
                   FUND                     MARKETS FUND
                -----------                 ------------
Purchases       $    82,365                 $ 2,414,970
                ===========                 ===========
Sales           $    86,882                 $   570,569
                ===========                 ===========

During the year ended December 31, 2000, purchases (including dividend reinvestment) and proceeds from sales of Russell Insurance Funds shares were as follows:


                MULTI-STYLE                  CORE BOND                AGGRESSIVE                  NON-US
                EQUITY FUND                    FUND                  EQUITY FUND                   FUND
                -----------                 -----------              -----------               -----------
Purchases       $ 4,175,505                 $ 3,813,876              $ 1,767,322               $ 1,666,298
                ===========                 ===========              ===========               ===========
Sales           $ 8,626,989                 $10,787,690              $ 1,988,170               $ 2,641,059
                ===========                 ===========              ===========               ===========

                  GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN
                        NOTES TO FINANCIAL STATEMENTS
                              DECEMBER 31, 2000


During the period ended December 31, 2000, purchases (including dividend reinvestment) and proceeds from sales of American Century Variable Portfolios shares were as follows:

                  INCOME &                 INTERNATIONAL
                GROWTH FUND                     FUND                    VALUE FUND
                -----------                -------------               -----------
Purchases       $ 3,535,112                 $ 5,044,240                $ 1,342,317
                ===========                 ===========                ===========
Sales           $   246,238                 $   369,430                $    86,719
                ===========                 ===========                ===========


During the period ended December 31, 2000, purchases (including dividend reinvestment) and proceeds from sales of J.P. Morgan Series Trust II shares were as follows:

                                                 SMALL
              BOND PORTFOLIO                   COMPANY
                   FUND                     PORTFOLIO FUND
              --------------                --------------
Purchases       $ 1,365,967                  $ 5,109,765
                ===========                  ===========
Sales           $   414,230                  $   616,795
                ===========                  ===========

During the period ended December 31, 2000, purchases (including dividend reinvestment) and proceeds from sales of SEI Insurance Products Trust were as follows:

                             LARGE CAP          LARGE CAP           SMALL CAP          SMALL CAP         INTERNATIONAL
                            VALUE FUND         GROWTH FUND         VALUE FUND         GROWTH FUND         EQUITY FUND
                            ----------         -----------         ----------         -----------        -------------
Purchases                   $2,739,426          $2,388,329         $  377,218          $  720,979          $2,131,157
                            ==========          ==========         ==========          ==========          ==========
Sales                       $   26,287          $   92,109         $    8,074          $   13,026          $   78,936
                            ==========          ==========         ==========          ==========          ==========

                          EMERGING                                                INTERNATIONAL         EMERGING
                       MARKETS EQUITY        CORE FIXED         HIGH YIELD        FIXED INCOME        MARKETS DEBT
                            FUND            INCOME FUND          BOND FUND            FUND                FUND
                       --------------       -----------         ----------        -------------       ------------
Purchases                $  837,163          $5,276,621         $  399,271         $  591,085          $  201,813
                         ==========          ==========         ==========         ==========          ==========
Sales                    $   59,149          $   47,766         $    3,850         $   13,542          $    6,297
                         ==========          ==========         ==========         ==========          ==========

During the period ended December 31, 2000, purchases (including dividend reinvestment) and proceeds from sales of Metropolitan Series Fund, Inc. were as follows:

                           JANUS MID-CAP           T. ROWE PRICE LARGE          T. ROWE PRICE SMALL
                             PORTFOLIO            CAP GROWTH PORTFOLIO         CAP GROWTH PORTFOLIO
                           -------------          --------------------         --------------------
Purchases                    $4,796,167                $1,471,017                   $  780,160
                             ==========                ==========                   ==========
Sales                        $  354,997                $  296,291                   $  115,186
                             ==========                ==========                   ==========

During the period ended December 31, 2000, purchases (including dividend reinvestment) and proceeds from sales of New England Zenith Fund were as follows:

                                  ALGER EQUITY
                                  GROWTH SERIES
                                  -------------
Purchases                          $ 2,359,639
                                   ===========
Sales                              $   376,138
                                   ===========

NOTE 6 - ACCUMULATION UNIT ACTIVITY

The following is a summary of the accumulation unit activity:

                                                                       For the years ended December 31, 2000, 1999, 1998
                                                                S & P 500 INDEX FUND DIVISION        MONEY MARKET FUND DIVISION
                                                             ----------------------------------  ----------------------------------
                                                                 2000        1999        1998        2000        1999        1998
                                                             ----------------------------------  ----------------------------------
VARIABLE UNIVERSAL LIFE - 95
      Deposits                                                   33,287      40,318      53,610      11,813      56,074      63,693
      Withdrawals                                               (61,937)    (51,800)    (44,959)    (44,926)    (31,779)    (66,600)
      Outstanding units, beginning of year                      233,474     244,956     236,305      68,091      43,796      46,703
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                            204,824     233,474     244,956      34,978      68,091      43,796
                                                             ==================================  ==================================

VARIABLE GENERAL SELECT PLUS
      Deposits                                                  184,201     143,955     313,540     161,565     636,987   1,380,901
      Withdrawals                                              (148,584)   (105,975)    (55,730)   (265,969)   (500,114) (1,744,430)
      Outstanding units, beginning of year                      544,284     506,304     248,494     309,197     172,324     535,853
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                            579,901     544,284     506,304     204,793     309,197     172,324
                                                             ==================================  ==================================

VARIABLE UNIVERSAL LIFE - 100
      Deposits                                                  142,514     195,193     384,015      70,296     343,675     825,392
      Withdrawals                                              (112,424)   (130,533)    (89,826)   (106,128)   (400,299)   (824,924)
      Outstanding units, beginning of year                      651,714     587,054     292,865     109,972     166,596     166,128
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                            681,804     651,714     587,054      74,140     109,972     166,596
                                                             ==================================  ==================================

RUSSELL VARIABLE UNIVERSAL LIFE
      Deposits                                                        -           -           -           -           -      36,281
      Withdrawals                                                     -           -           -           -           -     (44,828)
      Outstanding units, beginning of year                            -           -           -           -           -       8,547
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                                  -           -           -           -           -           -
                                                             ==================================  ==================================

VARIABLE UNIVERSAL LIFE INSURANCE - 2000
      Deposits                                                  930,635     493,771      12,188   2,862,494   1,665,714     190,317
      Withdrawals                                              (320,877)    (59,617)       (256) (2,445,139) (1,553,256)    (40,880)
      Outstanding units, beginning of year                      446,086      11,932           -     261,895     149,437           -
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                          1,055,844     446,086      11,932     679,250     261,895     149,437
                                                             ==================================  ==================================

JOINT AND SURVIVOR VARIABLE UNIVERSAL LIFE INSURANCE - 2000
      Deposits                                                  114,497      93,119         105     206,688     206,783      27,427
      Withdrawals                                               (42,669)    (23,926)         (2)   (167,356)   (195,215)     (3,565)
      Outstanding units, beginning of year                       69,296         103           -      35,430      23,862           -
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                            141,124      69,296         103      74,762      35,430      23,862
                                                             ==================================  ==================================

DESTINY
      Deposits                                                   96,990           -           -     106,857           -           -
      Withdrawals                                                (4,877)          -           -     (56,407)          -           -
      Outstanding units, beginning of year                            -           -           -           -           -           -
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                             92,113           -           -      50,450           -           -
                                                             ==================================  ==================================

NOTE 6 - ACCUMULATION UNIT ACTIVITY

The following is a summary of the accumulation unit activity:

                                                                       For the years ended December 31, 2000, 1999, 1998
                                                                  BOND INDEX FUND DIVISION          MANAGED EQUITY FUND DIVISION
                                                             ----------------------------------  ----------------------------------
                                                                 2000        1999        1998         2000        1999        1998
                                                             ----------------------------------  ----------------------------------
VARIABLE UNIVERSAL LIFE - 95
      Deposits                                                   14,182      19,306      25,406      13,741      12,253      16,942
      Withdrawals                                               (41,347)    (14,321)    (12,912)    (23,918)    (14,768)    (13,618)
      Outstanding units, beginning of year                      114,933     109,948      97,454      93,519      96,034      92,710
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                             87,768     114,933     109,948      83,342      93,519      96,034
                                                             ==================================  ==================================

VARIABLE GENERAL SELECT PLUS
      Deposits                                                   52,544      23,730      29,830      11,021      11,280      12,156
      Withdrawals                                               (20,011)     (9,825)     (9,429)     (7,918)     (6,022)     (8,587)
      Outstanding units, beginning of year                       84,706      70,801      50,400      46,308      41,050      37,481
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                            117,239      84,706      70,801      49,411      46,308      41,050
                                                             ==================================  ==================================

VARIABLE UNIVERSAL LIFE - 100
      Deposits                                                   22,020      63,648      84,402      22,745      34,949      40,129
      Withdrawals                                               (33,899)    (30,779)    (26,455)    (28,299)    (16,792)    (15,741)
      Outstanding units, beginning of year                      146,452     113,583      55,636      86,947      68,790      44,402
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                            134,573     146,452     113,583      81,393      86,947      68,790
                                                             ==================================  ==================================

RUSSELL VARIABLE UNIVERSAL LIFE
      Deposits                                                        -           -           -           -           -           -
      Withdrawals                                                     -           -           -           -           -           -
      Outstanding units, beginning of year                            -           -           -           -           -           -
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                                  -           -           -           -           -           -
                                                             ==================================  ==================================

VARIABLE UNIVERSAL LIFE INSURANCE - 2000
      Deposits                                                   60,429      65,154         558      21,711      23,377         727
      Withdrawals                                               (32,460)    (23,294)         (5)     (8,506)     (2,443)        (13)
      Outstanding units, beginning of year                       42,413         553           -      21,648         714           -
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                             70,382      42,413         553      34,853      21,648         714
                                                             ==================================  ==================================

JOINT AND SURVIVOR VARIABLE UNIVERSAL LIFE INSURANCE - 2000
      Deposits                                                    4,791       6,676          88       1,581       3,213           -
      Withdrawals                                                  (982)       (270)         (2)     (2,240)       (169)          -
      Outstanding units, beginning of year                        6,492          86           -       3,044           -           -
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                             10,301       6,492          86       2,385       3,044           -
                                                             ==================================  ==================================

DESTINY
      Deposits                                                   82,617           -           -       4,305           -           -
      Withdrawals                                                (1,021)          -           -        (256)          -           -
      Outstanding units, beginning of year                            -           -           -           -           -           -
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                             81,596           -           -       4,049           -           -
                                                             ==================================  ==================================

NOTE 6 - ACCUMULATION UNIT ACTIVITY

The following is a summary of the accumulation unit activity:

                                                                       For the years ended December 31, 2000, 1999, 1998
                                                               ASSET ALLOCATION FUND DIVISION    INTERNATIONAL INDEX FUND DIVISION
                                                             ----------------------------------  ----------------------------------
                                                                 2000        1999        1998        2000        1999        1998
                                                             ----------------------------------  ----------------------------------
VARIABLE UNIVERSAL LIFE - 95
      Deposits                                                   27,538      36,270      44,015      22,272      24,166      35,296
      Withdrawals                                               (31,239)    (37,511)    (32,243)    (62,842)    (30,239)    (36,243)
      Outstanding units, beginning of year                      293,369     294,610     282,838     168,206     174,279     175,226
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                            289,668     293,369     294,610     127,636     168,206     174,279
                                                             ==================================  ==================================

VARIABLE GENERAL SELECT PLUS
      Deposits                                                   12,758      62,080      29,160      17,446      15,664      42,140
      Withdrawals                                               (19,909)    (56,513)    (24,120)    (18,512)    (11,959)    (34,648)
      Outstanding units, beginning of year                       83,114      77,547      72,507      81,255      77,550      70,058
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                             75,963      83,114      77,547      80,189      81,255      77,550
                                                             ==================================  ==================================

VARIABLE UNIVERSAL LIFE - 100
      Deposits                                                   36,065      58,534      49,412      33,049      43,793      54,490
      Withdrawals                                               (36,819)    (25,963)    (16,133)    (56,168)    (41,530)    (20,835)
      Outstanding units, beginning of year                      120,924      88,353      55,074     119,341     117,078      83,423
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                            120,170     120,924      88,353      96,222     119,341     117,078
                                                             ==================================  ==================================

RUSSELL VARIABLE UNIVERSAL LIFE
      Deposits                                                        -           -           -           -           -           -
      Withdrawals                                                     -           -           -           -           -           -
      Outstanding units, beginning of year                            -           -           -           -           -           -
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                                  -           -           -           -           -           -
                                                             ==================================  ==================================

VARIABLE UNIVERSAL LIFE INSURANCE - 2000
      Deposits                                                   89,917      77,838       1,037      43,535      19,887         710
      Withdrawals                                               (11,134)     (1,877)        (14)    (14,090)     (2,009)        (17)
      Outstanding units, beginning of year                       76,984       1,023           -      18,571         693           -
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                            155,767      76,984       1,023      48,016      18,571         693
                                                             ==================================  ==================================

JOINT AND SURVIVOR VARIABLE UNIVERSAL LIFE INSURANCE - 2000
      Deposits                                                    8,107      10,560           -       3,193       4,680          83
      Withdrawals                                                (2,735)       (432)           -       (656)       (245)         (2)
      Outstanding units, beginning of year                       10,128           -           -       4,516          81           -
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                             15,500      10,128           -       7,053       4,516          81
                                                             ==================================  ==================================

DESTINY
      Deposits                                                   14,860           -           -      13,906           -           -
      Withdrawals                                                  (198)          -           -        (138)          -           -
      Outstanding units, beginning of year                            -           -           -           -           -           -
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                             14,662           -           -      13,768           -           -
                                                             ==================================  ==================================

NOTE 6 - ACCUMULATION UNIT ACTIVITY

The following is a summary of the accumulation unit activity:

                                                                       For the years ended December 31, 2000, 1999, 1998
                                                                MID-CAP EQUITY FUND DIVISION       SMALL-CAP EQUITY FUND DIVISION
                                                             ----------------------------------  ----------------------------------
                                                                 2000        1999        1998        2000         1999        1998
                                                             ----------------------------------  ----------------------------------
VARIABLE UNIVERSAL LIFE - 95
      Deposits                                                   19,886      23,187      33,622       9,136       8,482      19,324
      Withdrawals                                               (70,742)    (35,782)    (32,360)    (22,364)     (7,148)     (5,547)
      Outstanding units, beginning of year                      162,788     175,383     174,121      50,288      48,954      35,177
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                            111,932     162,788     175,383      37,060      50,288      48,954
                                                             ==================================  ==================================

VARIABLE GENERAL SELECT PLUS
      Deposits                                                   27,434      23,177      58,976      46,994      45,417      65,121
      Withdrawals                                               (19,303)    (31,804)    (28,754)    (39,981)    (23,263)    (23,984)
      Outstanding units, beginning of year                       99,514     108,141      77,919      93,318      71,164      30,027
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                            107,645      99,514     108,141     100,331      93,318      71,164
                                                             ==================================  ==================================

VARIABLE UNIVERSAL LIFE - 100
      Deposits                                                   30,205      46,286      56,900      48,174      43,499      70,656
      Withdrawals                                               (41,286)    (40,979)    (22,387)    (34,576)    (38,432)    (10,421)
      Outstanding units, beginning of year                       93,049      87,742      53,229      87,872      82,805      22,570
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                             81,968      93,049      87,742     101,470      87,872      82,805
                                                             ==================================  ==================================

RUSSELL VARIABLE UNIVERSAL LIFE
      Deposits                                                        -           -           -           -           -           -
      Withdrawals                                                     -           -           -           -           -           -
      Outstanding units, beginning of year                            -           -           -           -           -           -
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                                  -           -           -           -           -           -
                                                             ==================================  ==================================

VARIABLE UNIVERSAL LIFE INSURANCE - 2000
      Deposits                                                   60,254      27,940         595      38,571      30,720         644
      Withdrawals                                               (22,575)     (2,928)        (23)    (14,319)     (4,697)        (25)
      Outstanding units, beginning of year                       25,584         572           -      26,642         619           -
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                             63,263      25,584         572      50,894      26,642         619
                                                             ==================================  ==================================

JOINT AND SURVIVOR VARIABLE UNIVERSAL LIFE INSURANCE - 2000
      Deposits                                                    4,320       4,042         168       4,717       6,826         168
      Withdrawals                                                (1,378)       (574)         (5)     (1,761)     (1,009)         (5)
      Outstanding units, beginning of year                        3,631         163           -       5,980         163           -
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                              6,573       3,631         163       8,936       5,980         163
                                                             ==================================  ==================================

DESTINY
      Deposits                                                        -           -           -       4,791           -           -
      Withdrawals                                                     -           -           -         (68)          -           -
      Outstanding units, beginning of year                            -           -           -           -           -           -
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                                  -           -           -       4,723           -           -
                                                             ==================================  ==================================

NOTE 6 - ACCUMULATION UNIT ACTIVITY

The following is a summary of the accumulation unit activity:

                                                                       For the years ended December 31, 2000, 1999, 1998
                                                                EQUITY INCOME FUND DIVISION             GROWTH FUND DIVISION
                                                             ----------------------------------  ----------------------------------
                                                                 2000        1999        1998        2000        1999        1998
                                                             ----------------------------------  ----------------------------------
VARIABLE UNIVERSAL LIFE - 95
      Deposits                                                   42,664      54,849      59,416      55,269      58,832      69,876
      Withdrawals                                               (86,784)    (72,847)    (47,519)    (79,784)    (78,887)    (72,411)
      Outstanding units, beginning of year                      286,243     304,241     292,344     385,323     405,378     407,913
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                            242,123     286,243     304,241     360,808     385,323     405,378
                                                             ==================================  ==================================

VARIABLE GENERAL SELECT PLUS
      Deposits                                                   53,398      97,662      99,382     133,086     158,244      99,249
      Withdrawals                                              (126,253)    (67,788)    (42,509)   (117,476)    (93,901)    (40,684)
      Outstanding units, beginning of year                      312,888     283,014     226,141     450,926     386,583     328,018
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                            240,033     312,888     283,014     466,536     450,926     386,583
                                                             ==================================  ==================================

VARIABLE UNIVERSAL LIFE - 100
      Deposits                                                   78,937      99,022     179,653     101,587     158,445     226,944
      Withdrawals                                               (89,636)    (79,710)   (166,343)   (117,214)   (109,918)   (114,919)
      Outstanding units, beginning of year                      314,896     295,584     282,274     522,933     474,406     362,381
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                            304,197     314,896     295,584     507,306     522,933     474,406
                                                             ==================================  ==================================

RUSSELL VARIABLE UNIVERSAL LIFE
      Deposits                                                        -           -           -           -           -           -
      Withdrawals                                                     -           -           -           -           -           -
      Outstanding units, beginning of year                            -           -           -           -           -           -
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                                  -           -           -           -           -           -
                                                             ==================================  ==================================

VARIABLE UNIVERSAL LIFE INSURANCE - 2000
      Deposits                                                  129,840     113,215       2,270     525,857     250,110       3,901
      Withdrawals                                               (45,464)     (8,208)       (115)    (89,563)    (21,492)       (108)
      Outstanding units, beginning of year                      107,162       2,155           -     232,411       3,793           -
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                            191,538     107,162       2,155     668,705     232,411       3,793
                                                             ==================================  ==================================

JOINT AND SURVIVOR VARIABLE UNIVERSAL LIFE INSURANCE - 2000
      Deposits                                                   13,463      16,121         247      37,077      26,076          79
      Withdrawals                                                (2,579)       (856)         (7)     (6,264)     (1,917)         (2)
      Outstanding units, beginning of year                       15,505         240           -      24,236          77           -
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                             26,389      15,505         240      55,049      24,236          77
                                                             ==================================  ==================================

DESTINY
      Deposits                                                   38,872           -           -     249,784           -           -
      Withdrawals                                                  (700)          -           -      (5,813)          -           -
      Outstanding units, beginning of year                            -           -           -           -           -           -
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                             38,172           -           -     243,971           -           -
                                                             ==================================  ==================================

NOTE 6 - ACCUMULATION UNIT ACTIVITY

The following is a summary of the accumulation unit activity:

                                                                       For the years ended December 31, 2000, 1999, 1998
                                                                   OVERSEAS FUND DIVISION            ASSET MANAGER FUND DIVISION
                                                             ----------------------------------  ----------------------------------
                                                                 2000        1999        1998         2000        1999        1998
                                                             ----------------------------------  ----------------------------------
VARIABLE UNIVERSAL LIFE - 95
      Deposits                                                   28,844      32,130      46,762       2,383       6,173       7,584
      Withdrawals                                               (61,068)    (38,877)    (41,684)     (1,813)     (4,532)       (605)
      Outstanding units, beginning of year                      240,894     247,641     242,563      10,752       9,111       2,132
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                            208,670     240,894     247,641      11,322      10,752       9,111
                                                             ==================================  ==================================

VARIABLE GENERAL SELECT PLUS
      Deposits                                                  137,425      50,014      60,426       3,850      14,236       7,255
      Withdrawals                                               (63,984)    (24,381)    (48,932)     (2,687)     (4,489)       (423)
      Outstanding units, beginning of year                      205,835     180,202     168,708      24,259      14,512       7,680
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                            279,276     205,835     180,202      25,422      24,259      14,512
                                                             ==================================  ==================================

VARIABLE UNIVERSAL LIFE - 100
      Deposits                                                   55,254      47,585      62,350      15,288      34,209      30,521
      Withdrawals                                               (36,661)    (52,739)    (27,368)    (15,149)    (21,189)     (9,795)
      Outstanding units, beginning of year                      130,771     135,925     100,943      63,821      50,801      30,075
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                            149,364     130,771     135,925      63,960      63,821      50,801
                                                             ==================================  ==================================

RUSSELL VARIABLE UNIVERSAL LIFE
      Deposits                                                        -           -           -           -           -           -
      Withdrawals                                                     -           -           -           -           -           -
      Outstanding units, beginning of year                            -           -           -           -           -           -
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                                  -           -           -           -           -           -
                                                             ==================================  ==================================

VARIABLE UNIVERSAL LIFE INSURANCE - 2000
      Deposits                                                  115,959      39,237         601      35,871      53,511         697
      Withdrawals                                               (21,743)     (3,669)        (18)    (10,794)     (4,287)        (62)
      Outstanding units, beginning of year                       36,151         583           -      49,859         635           -
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                            130,367      36,151         583      74,936      49,859         635
                                                             ==================================  ==================================

JOINT AND SURVIVOR VARIABLE UNIVERSAL LIFE INSURANCE - 2000
      Deposits                                                    4,720       3,258         168       1,206         431           -
      Withdrawals                                                (1,089)       (466)         (5)        (22)       (302)          -
      Outstanding units, beginning of year                        2,955         163           -         129           -           -
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                              6,586       2,955         163       1,313         129           -
                                                             ==================================  ==================================

DESTINY
      Deposits                                                   14,230           -           -      15,883           -           -
      Withdrawals                                                  (146)          -           -        (188)          -           -
      Outstanding units, beginning of year                            -           -           -           -           -           -
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                             14,084           -           -      15,695           -           -
                                                             ==================================  ==================================

NOTE 6 - ACCUMULATION UNIT ACTIVITY

The following is a summary of the accumulation unit activity:

                                                                                 For the period
                                                                                   May 1, 2000
                                                      For the years ended        (inception) to          For the years ended
                                                 December 31, 2000, 1999, 1998  December 31, 2000   December 31, 2000, 1999, 1998
                                                         HIGH INCOME                 MID CAP            WORLDWIDE HARD ASSETS
                                                        FUND DIVISION             FUND DIVISION             FUND DIVISION
                                              ----------------------------------  -------------  ----------------------------------
                                                  2000        1999        1998         2000           2000        1999        1998
                                              ----------------------------------  -------------  ----------------------------------
VARIABLE UNIVERSAL LIFE - 95
      Deposits                                     3,219       2,853       6,498        5,741         2,465         865       3,234
      Withdrawals                                 (3,425)    (11,513)     (2,233)        (110)       (4,251)     (1,622)     (3,278)
      Outstanding units, beginning of year        14,177      22,837      18,572            -         9,525      10,282      10,326
                                              ----------------------------------    ---------    ----------------------------------
      Outstanding units, end of year              13,971      14,177      22,837        5,631         7,739       9,525      10,282
                                              ==================================    =========    ==================================

VARIABLE GENERAL SELECT PLUS
      Deposits                                   108,376      21,266      28,629       22,139           999       4,811         513
      Withdrawals                                (30,742)    (47,125)     (5,891)        (413)       (3,070)       (312)       (937)
      Outstanding units, beginning of year        61,511      87,370      64,632            -         6,967       2,468       2,892
                                              ----------------------------------    ---------    ----------------------------------
      Outstanding units, end of year             139,145      61,511      87,370       21,726         4,896       6,967       2,468
                                              ==================================    =========    ==================================

VARIABLE UNIVERSAL LIFE - 100
      Deposits                                    71,523     143,496      57,671        2,604         4,772       7,343       8,405
      Withdrawals                                (26,940)    (64,124)    (17,259)         (72)       (3,862)     (6,724)     (3,275)
      Outstanding units, beginning of year       189,022     109,650      69,238            -        16,322      15,703      10,573
                                              ----------------------------------    ---------    ----------------------------------
      Outstanding units, end of year             233,605     189,022     109,650        2,532        17,232      16,322      15,703
                                              ==================================    =========    ==================================

RUSSELL VARIABLE UNIVERSAL LIFE
      Deposits                                         -           -           -            -             -           -           -
      Withdrawals                                      -           -           -            -             -           -           -
      Outstanding units, beginning of year             -           -           -            -             -           -           -
                                              ----------------------------------    ---------    ----------------------------------
      Outstanding units, end of year                   -           -           -            -             -           -           -
                                              ==================================    =========    ==================================

VARIABLE UNIVERSAL LIFE INSURANCE - 2000
      Deposits                                   106,480      44,520       1,163       42,150         2,255         950          11
      Withdrawals                                (16,180)     (3,941)        (29)        (866)         (458)       (124)          -
      Outstanding units, beginning of year        41,713       1,134           -            -           837          11           -
                                              ----------------------------------    ---------    ----------------------------------
      Outstanding units, end of year             132,013      41,713       1,134       41,284         2,634         837          11
                                              ==================================    =========    ==================================

JOINT AND SURVIVOR VARIABLE UNIVERSAL LIFE
  INSURANCE - 2000
      Deposits                                     6,522       6,839         175        5,081           230           -           -
      Withdrawals                                 (7,169)     (1,080)         (5)        (135)          (23)          -           -
      Outstanding units, beginning of year         5,929         170           -            -             -           -           -
                                              ----------------------------------    ---------    ----------------------------------
      Outstanding units, end of year               5,282       5,929         170        4,946           207           -           -
                                              ==================================    =========    ==================================

DESTINY
      Deposits                                    29,414           -           -            -             -           -           -
      Withdrawals                                   (345)          -           -            -             -           -           -
      Outstanding units, beginning of year             -           -           -            -             -           -           -
                                              ----------------------------------    ---------    ----------------------------------
      Outstanding units, end of year              29,069           -           -            -             -           -           -
                                              ==================================    =========    ==================================

NOTE 6 - ACCUMULATION UNIT ACTIVITY

The following is a summary of the accumulation unit activity:

                                                                       For the years ended December 31, 2000, 1999, 1998
                                                                 WORLDWIDE EMERGING MARKETS             MULTI-STYLE EQUITY
                                                                        FUND DIVISION                      FUND DIVISION
                                                             ----------------------------------  ----------------------------------
                                                                 2000         1999       1998        2000        1999        1998
                                                             ----------------------------------  ----------------------------------
VARIABLE UNIVERSAL LIFE - 95
      Deposits                                                   13,687       4,159          -       12,517      25,719      15,537
      Withdrawals                                                (7,982)     (1,480)         -      (14,696)     (2,365)       (679)
      Outstanding units, beginning of year                        2,679           -          -       38,212      14,858           -
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                              8,384       2,679          -       36,033      38,212      14,858
                                                             ==================================  ==================================

VARIABLE GENERAL SELECT PLUS
      Deposits                                                  124,118       9,565          -      110,156     167,069     456,763
      Withdrawals                                               (28,100)        (62)         -     (296,295)    (72,422)    (30,453)
      Outstanding units, beginning of year                        9,503           -          -      567,887     473,240      46,930
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                            105,521       9,503          -      381,748     567,887     473,240
                                                             ==================================  ==================================

VARIABLE UNIVERSAL LIFE - 100
      Deposits                                                   14,141      11,327          -       16,931      56,809       8,637
      Withdrawals                                                (2,494)     (9,704)         -       (7,993)    (22,765)     (1,360)
      Outstanding units, beginning of year                        1,623           -          -       41,321       7,277           -
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                             13,270       1,623          -       50,259      41,321       7,277
                                                             ==================================  ==================================

RUSSELL VARIABLE UNIVERSAL LIFE
      Deposits                                                        -           -          -        3,561       9,282      81,464
      Withdrawals                                                     -           -          -     (124,397)     (8,686)     (9,164)
      Outstanding units, beginning of year                            -           -          -      224,387     223,791     151,491
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                                  -           -          -      103,551     224,387     223,791
                                                             ==================================  ==================================

VARIABLE UNIVERSAL LIFE INSURANCE - 2000
      Deposits                                                   11,355       1,992        159       54,565      59,760       4,052
      Withdrawals                                                (2,800)       (453)        (9)     (21,677)     (8,199)       (101)
      Outstanding units, beginning of year                        1,689         150          -       55,512       3,951           -
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                             10,244       1,689        150       88,400      55,512       3,951
                                                             ==================================  ==================================

JOINT AND SURVIVOR VARIABLE UNIVERSAL LIFE INSURANCE - 2000
      Deposits                                                    1,158         345          -        9,113       7,599         410
      Withdrawals                                                  (179)        (28)         -       (1,625)       (838)        (12)
      Outstanding units, beginning of year                          317           -          -        7,159         398           -
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                              1,296         317          -       14,647       7,159         398
                                                             ==================================  ==================================

DESTINY
      Deposits                                                   10,214           -          -            -           -           -
      Withdrawals                                                  (132)          -          -            -           -           -
      Outstanding units, beginning of year                            -           -          -            -           -           -
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                             10,082           -          -            -           -           -
                                                             ==================================  ==================================

NOTE 6 - ACCUMULATION UNIT ACTIVITY

The following is a summary of the accumulation unit activity:

                                                                       For the years ended December 31, 2000, 1999, 1998
                                                                   CORE BOND FUND DIVISION         AGGRESSIVE EQUITY FUND DIVISION
                                                             ----------------------------------  ----------------------------------
                                                                 2000        1999        1998        2000        1999        1998
                                                             ----------------------------------  ----------------------------------
VARIABLE UNIVERSAL LIFE - 95
      Deposits                                                    7,715       2,587       4,116       8,148       6,833      14,484
      Withdrawals                                                (4,129)       (335)        (46)    (11,180)     (1,715)       (592)
      Outstanding units, beginning of year                        6,322       4,070           -      19,010      13,892           -
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                              9,908       6,322       4,070      15,978      19,010      13,892
                                                             ==================================  ==================================

VARIABLE GENERAL SELECT PLUS
      Deposits                                                  177,929     310,229     450,004      35,572      62,730     192,091
      Withdrawals                                              (633,634)    (60,786)    (73,816)    (74,328)    (59,340)    (43,602)
      Outstanding units, beginning of year                      647,045     397,602      21,414     176,979     173,589      25,100
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                            191,340     647,045     397,602     138,223     176,979     173,589
                                                             ==================================  ==================================

VARIABLE UNIVERSAL LIFE - 100
      Deposits                                                    3,373      39,861         807      10,826      16,636       3,083
      Withdrawals                                                (2,173)    (32,644)       (123)     (4,680)     (4,051)       (414)
      Outstanding units, beginning of year                        7,901         684           -      15,254       2,669           -
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                              9,101       7,901         684      21,400      15,254       2,669
                                                             ==================================  ==================================

RUSSELL VARIABLE UNIVERSAL LIFE
      Deposits                                                    2,312       3,615      91,724       3,445       8,286      34,380
      Withdrawals                                              (151,676)    (10,478)    (10,534)    (44,016)     (3,252)     (3,034)
      Outstanding units, beginning of year                      158,452     165,315      84,125     111,536     106,502      75,156
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                              9,088     158,452     165,315      70,965     111,536     106,502
                                                             ==================================  ==================================

VARIABLE UNIVERSAL LIFE INSURANCE - 2000
      Deposits                                                    9,046      36,182         788      41,603      36,276       3,760
      Withdrawals                                               (10,117)     (9,781)         (9)    (11,027)     (5,039)        (70)
      Outstanding units, beginning of year                       27,180         779           -      34,927       3,690           -
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                             26,109      27,180         779      65,503      34,927       3,690
                                                             ==================================  ==================================

JOINT AND SURVIVOR VARIABLE UNIVERSAL LIFE INSURANCE - 2000
      Deposits                                                    2,577       6,321         169       2,756       3,172           -
      Withdrawals                                                  (365)       (255)         (5)       (676)       (464)          -
      Outstanding units, beginning of year                        6,230         164           -       2,708           -           -
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                              8,442       6,230         164       4,788       2,708           -
                                                             ==================================  ==================================

DESTINY
      Deposits                                                        -           -           -           -           -           -
      Withdrawals                                                     -           -           -           -           -           -
      Outstanding units, beginning of year                            -           -           -           -           -           -
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                                  -           -           -           -           -           -
                                                             ==================================  ==================================

NOTE 6 - ACCUMULATION UNIT ACTIVITY

The following is a summary of the accumulation unit activity:

                                                                       For the years ended December 31, 2000, 1999, 1998
                                                                    NON-US FUND DIVISION            INCOME & GROWTH FUND DIVISION
                                                             ----------------------------------  ----------------------------------
                                                                 2000        1999        1998        2000         1999       1998
                                                             ----------------------------------  ----------------------------------
VARIABLE UNIVERSAL LIFE - 95
      Deposits                                                    1,589       7,044      10,028      70,803       2,824          -
      Withdrawals                                                (9,310)     (1,673)       (208)     (2,574)        (24)         -
      Outstanding units, beginning of year                       15,191       9,820           -       2,800           -          -
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                              7,470      15,191       9,820      71,029       2,800          -
                                                             ==================================  ==================================

VARIABLE GENERAL SELECT PLUS
      Deposits                                                   41,902      33,941     188,887      12,980       1,838          -
      Withdrawals                                               (47,227)    (26,047)    (29,735)     (1,578)        (21)         -
      Outstanding units, beginning of year                      195,624     187,730      28,578       1,817           -          -
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                            190,299     195,624     187,730      13,219       1,817          -
                                                             ==================================  ==================================

VARIABLE UNIVERSAL LIFE - 100
      Deposits                                                    4,500      21,192       1,576      50,223      19,391          -
      Withdrawals                                                (2,011)    (12,838)       (127)     (6,050)    (16,959)         -
      Outstanding units, beginning of year                        9,803       1,449           -       2,432           -          -
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                             12,292       9,803       1,449      46,605       2,432          -
                                                             ==================================  ==================================

RUSSELL VARIABLE UNIVERSAL LIFE
      Deposits                                                    1,931       3,570      56,596           -           -          -
      Withdrawals                                               (88,465)     (6,141)     (5,688)          -           -          -
      Outstanding units, beginning of year                       97,420      99,991      49,083           -           -          -
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                             10,886      97,420      99,991           -           -          -
                                                             ==================================  ==================================

VARIABLE UNIVERSAL LIFE INSURANCE - 2000
      Deposits                                                   11,476      14,411         885     113,669      48,580        631
      Withdrawals                                                (6,505)     (2,475)        (16)    (19,211)     (5,275)       (16)
      Outstanding units, beginning of year                       12,805         869           -      43,920         615          -
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                             17,776      12,805         869     138,378      43,920        615
                                                             ==================================  ==================================

JOINT AND SURVIVOR VARIABLE UNIVERSAL LIFE INSURANCE - 2000
      Deposits                                                    3,429       2,535         165       4,089       3,433          -
      Withdrawals                                                  (331)       (262)         (5)     (1,349)       (541)         -
      Outstanding units, beginning of year                        2,433         160           -       2,892           -          -
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                              5,531       2,433         160       5,632       2,892          -
                                                             ==================================  ==================================

DESTINY
      Deposits                                                        -           -           -      62,201           -          -
      Withdrawals                                                     -           -           -        (705)          -          -
      Outstanding units, beginning of year                            -           -           -           -           -          -
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                                  -           -           -      61,496           -          -
                                                             ==================================  ==================================

NOTE 6 - ACCUMULATION UNIT ACTIVITY

The following is a summary of the accumulation unit activity:

                                                                       For the years ended December 31, 2000, 1999, 1998
                                                                 INTERNATIONAL FUND DIVISION             VALUE FUND DIVISION
                                                             ----------------------------------  ----------------------------------
                                                                 2000         1999       1998         2000        1999       1998
                                                             ----------------------------------  ----------------------------------
VARIABLE UNIVERSAL LIFE - 95
      Deposits                                                   24,727       1,001          -        5,319           -          -
      Withdrawals                                                (2,253)         (3)         -          (63)          -          -
      Outstanding units, beginning of year                          998           -          -            -           -          -
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                             23,472         998          -        5,256           -          -
                                                             ==================================  ==================================

VARIABLE GENERAL SELECT PLUS
      Deposits                                                   69,935       5,156          -        5,829         805          -
      Withdrawals                                               (23,220)       (625)         -       (1,023)        (10)         -
      Outstanding units, beginning of year                        4,531           -          -          795           -          -
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                             51,246       4,531          -        5,601         795          -
                                                             ==================================  ==================================

VARIABLE UNIVERSAL LIFE - 100
      Deposits                                                   34,342      17,730          -       18,220      10,510          -
      Withdrawals                                                (3,563)    (10,629)         -       (5,921)    (10,510)         -
      Outstanding units, beginning of year                        7,101           -          -            -           -          -
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                             37,880       7,101          -       12,299           -          -
                                                             ==================================  ==================================

RUSSELL VARIABLE UNIVERSAL LIFE
      Deposits                                                        -           -          -            -           -          -
      Withdrawals                                                     -           -          -            -           -          -
      Outstanding units, beginning of year                            -           -          -            -           -          -
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                                  -           -          -            -           -          -
                                                             ==================================  ==================================

VARIABLE UNIVERSAL LIFE INSURANCE - 2000
      Deposits                                                  165,627      24,488         92       23,784       9,149        360
      Withdrawals                                               (18,355)     (2,024)        (7)      (5,111)     (1,376)        (3)
      Outstanding units, beginning of year                       22,549          85          -        8,130         357          -
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                            169,821      22,549         85       26,803       8,130        357
                                                             ==================================  ==================================

JOINT AND SURVIVOR VARIABLE UNIVERSAL LIFE INSURANCE - 2000
      Deposits                                                    4,046       1,188          -          759         302          -
      Withdrawals                                                  (655)       (114)         -         (178)        (62)         -
      Outstanding units, beginning of year                        1,074           -          -          240           -          -
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                              4,465       1,074          -          821         240          -
                                                             ==================================  ==================================

DESTINY
      Deposits                                                   55,187           -          -       80,878           -          -
      Withdrawals                                                  (604)          -          -         (946)          -          -
      Outstanding units, beginning of year                            -           -          -            -           -          -
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                             54,583           -          -       79,932           -          -
                                                             ==================================  ==================================

NOTE 6 - ACCUMULATION UNIT ACTIVITY

The following is a summary of the accumulation unit activity:

                                                                       For the years ended December 31, 2000, 1999, 1998
                                                                        BOND PORTFOLIO                SMALL COMPANY PORTFOLIO
                                                                        FUND DIVISION                       FUND DIVISION
                                                             ----------------------------------  ----------------------------------
                                                                  2000        1999       1998        2000         1999       1998
                                                             ----------------------------------  ----------------------------------
VARIABLE UNIVERSAL LIFE - 95
      Deposits                                                       53         896          -       22,672       4,033          -
      Withdrawals                                                   (41)       (543)         -       (8,157)     (1,453)         -
      Outstanding units, beginning of year                          353           -          -        2,580           -          -
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                                365         353          -       17,095       2,580          -
                                                             ==================================  ==================================

VARIABLE GENERAL SELECT PLUS
      Deposits                                                    9,390         932          -       98,349      10,153          -
      Withdrawals                                                (2,467)         (6)         -      (22,565)        (62)         -
      Outstanding units, beginning of year                          926           -          -       10,091           -          -
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                              7,849         926          -       85,875      10,091          -
                                                             ==================================  ==================================

VARIABLE UNIVERSAL LIFE - 100
      Deposits                                                      166         340          -       26,215       3,598          -
      Withdrawals                                                   (44)         (9)         -       (4,212)        (16)         -
      Outstanding units, beginning of year                          331           -          -        3,582           -          -
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                                453         331          -       25,585       3,582          -
                                                             ==================================  ==================================

RUSSELL VARIABLE UNIVERSAL LIFE
      Deposits                                                        -           -          -            -           -          -
      Withdrawals                                                     -           -          -            -           -          -
      Outstanding units, beginning of year                            -           -          -            -           -          -
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                                  -           -          -            -           -          -
                                                             ==================================  ==================================

VARIABLE UNIVERSAL LIFE INSURANCE - 2000
      Deposits                                                   52,183      12,486        330      113,296      22,053        292
      Withdrawals                                                (4,438)       (680)        (2)     (16,429)     (3,275)       (19)
      Outstanding units, beginning of year                       12,134         328          -       19,051         273          -
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                             59,879      12,134        328      115,918      19,051        273
                                                             ==================================  ==================================

JOINT AND SURVIVOR VARIABLE UNIVERSAL LIFE INSURANCE - 2000
      Deposits                                                    1,917         528          -        6,064       3,035          -
      Withdrawals                                                (1,184)       (107)         -       (1,685)       (326)         -
      Outstanding units, beginning of year                          421           -          -        2,709           -          -
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                              1,154         421          -        7,088       2,709          -
                                                             ==================================  ==================================

DESTINY
      Deposits                                                   31,780           -          -       82,889           -          -
      Withdrawals                                                  (266)          -          -         (929)          -          -
      Outstanding units, beginning of year                            -           -          -            -           -          -
                                                             ----------------------------------  ----------------------------------
      Outstanding units, end of year                             31,514           -          -       81,960           -          -
                                                             ==================================  ==================================


NOTE 6 - ACCUMULATION UNIT ACTIVITY

The following is a summary of the accumulation unit activity:

                                                        For the period April 10, 2000 (inception) to December 31, 2000
                                                                                                                         EMERGING
                                             LARGE CAP      LARGE CAP      SMALL CAP      SMALL CAP    INTERNATIONAL     MARKETS
                                               VALUE          GROWTH         VALUE          GROWTH         EQUITY         EQUITY
                                           FUND DIVISION  FUND DIVISION  FUND DIVISION  FUND DIVISION  FUND DIVISION  FUND DIVISION
                                           -------------  -------------  -------------  -------------  -------------  -------------
                                                2000           2000           2000           2000           2000           2000
                                           -------------  -------------  -------------  -------------  -------------  -------------
VARIABLE UNIVERSAL LIFE - 95
      Deposits                                    45,671         99,334          2,793         12,600         98,222         38,440
      Withdrawals                                 (1,419)        (1,742)          (310)          (199)        (1,825)          (807)
      Outstanding units, beginning of year             -                             -              -              -              -
                                           -------------  -------------  -------------  -------------  -------------  -------------
      Outstanding units, end of year              44,252         97,592          2,483         12,401         96,397         37,633
                                           =============  =============  =============  =============  =============  =============

VARIABLE GENERAL SELECT PLUS
      Deposits                                   111,916         16,290         13,566         20,501         11,380          2,902
      Withdrawals                                   (416)          (441)          (336)          (410)           (72)           (49)
      Outstanding units, beginning of year             -              -              -              -              -              -
                                           -------------  -------------  -------------  -------------  -------------  -------------
      Outstanding units, end of year             111,500         15,849         13,230         20,091         11,308          2,853
                                           =============  =============  =============  =============  =============  =============

VARIABLE UNIVERSAL LIFE - 100
      Deposits                                    30,742         65,941          2,360         15,003         71,515         22,143
      Withdrawals                                 (1,865)        (2,545)           (39)          (250)        (3,704)        (1,245)
      Outstanding units, beginning of year             -              -              -              -              -              -
                                           -------------  -------------  -------------  -------------  -------------  -------------
      Outstanding units, end of year              28,877         63,396          2,321         14,753         67,811         20,898
                                           =============  =============  =============  =============  =============  =============

RUSSELL VARIABLE UNIVERSAL LIFE
      Deposits                                         -              -              -              -              -              -
      Withdrawals                                      -              -              -              -              -              -
      Outstanding units, beginning of year             -              -              -              -              -              -
                                           -------------  -------------  -------------  -------------  -------------  -------------
      Outstanding units, end of year                   -              -              -              -              -              -
                                           =============  =============  =============  =============  =============  =============

VARIABLE UNIVERSAL LIFE INSURANCE - 2000
      Deposits                                    80,543         66,982         15,120         22,443         42,066         30,791
      Withdrawals                                 (5,890)        (6,445)        (1,246)        (1,410)        (2,018)        (1,904)
      Outstanding units, beginning of year             -              -              -              -              -              -
                                           -------------  -------------  -------------  -------------  -------------  -------------
      Outstanding units, end of year              74,653         60,537         13,874         21,033         40,048         28,887
                                           =============  =============  =============  =============  =============  =============

JOINT AND SURVIVOR VARIABLE UNIVERSAL LIFE
  INSURANCE - 2000
      Deposits                                     6,177         10,134          1,171          3,312          4,436          4,494
      Withdrawals                                   (475)          (690)           (74)          (100)          (283)          (180)
      Outstanding units, beginning of year             -              -              -              -              -              -
                                           -------------  -------------  -------------  -------------  -------------  -------------
      Outstanding units, end of year               5,702          9,444          1,097          3,212          4,153          4,314
                                           =============  =============  =============  =============  =============  =============

DESTINY
      Deposits                                         -              -              -              -              -              -
      Withdrawals                                      -              -              -              -              -              -
      Outstanding units, beginning of year             -              -              -              -              -              -
                                           -------------  -------------  -------------  -------------  -------------  -------------
      Outstanding units, end of year                   -              -              -              -              -              -
                                           =============  =============  =============  =============  =============  =============


NOTE 6 - ACCUMULATION UNIT ACTIVITY

The following is a summary of the accumulation unit activity:

                                                   For the period April 10, 2000                For the period May 1, 2000
                                                 (inception) to December 31, 2000            (inception) to December 31, 2000
                                                                                                                      T. ROWE PRICE
                                            CORE FIXED     HIGH YIELD    INTERNATIONAL     EMERGING                     LARGE CAP
                                              INCOME          BOND        FIXED INCOME   MARKETS DEBT  JANUS MID-CAP     GROWTH
                                           FUND DIVISION  FUND DIVISION  FUND DIVISION  FUND DIVISION  FUND DIVISION  FUND DIVISION
                                           -------------  -------------  -------------  -------------  -------------  -------------
                                                2000           2000           2000           2000           2000           2000
                                           -------------  -------------  -------------  -------------  -------------  -------------
VARIABLE UNIVERSAL LIFE - 95
      Deposits                                    75,249          9,820          1,180            459         92,530         19,532
      Withdrawals                                 (2,645)          (126)           (64)           (49)       (10,717)        (9,253)
      Outstanding units, beginning of year             -              -              -              -              -              -
                                           -------------  -------------  -------------  -------------  -------------  -------------
      Outstanding units, end of year              72,604          9,694          1,116            410         81,813         10,279
                                           =============  =============  =============  =============  =============  =============

VARIABLE GENERAL SELECT PLUS
      Deposits                                   371,083          5,289         57,092         12,496        180,529         99,784
      Withdrawals                                 (1,353)           (28)          (206)           (45)       (21,461)       (17,827)
      Outstanding units, beginning of year             -              -              -              -              -              -
                                           -------------  -------------  -------------  -------------  -------------  -------------
      Outstanding units, end of year             369,730          5,261         56,886         12,451        159,068         81,957
                                           =============  =============  =============  =============  =============  =============

VARIABLE UNIVERSAL LIFE - 100
      Deposits                                    35,188         11,108             56          1,348         74,193         11,001
      Withdrawals                                 (1,899)           (99)            (1)           (52)        (3,514)        (1,758)
      Outstanding units, beginning of year             -              -              -              -              -              -
                                           -------------  -------------  -------------  -------------  -------------  -------------
      Outstanding units, end of year              33,289         11,009             55          1,296         70,679          9,243
                                           =============  =============  =============  =============  =============  =============

RUSSELL VARIABLE UNIVERSAL LIFE
      Deposits                                         -              -              -              -              -              -
      Withdrawals                                      -              -              -              -              -              -
      Outstanding units, beginning of year             -              -              -              -              -              -
                                           -------------  -------------  -------------  -------------  -------------  -------------
      Outstanding units, end of year                   -              -              -              -              -              -
                                           =============  =============  =============  =============  =============  =============

VARIABLE UNIVERSAL LIFE INSURANCE - 2000
      Deposits                                    23,652         13,174          4,448          2,798        134,019         11,504
      Withdrawals                                 (1,113)          (489)          (395)          (159)        (4,222)          (611)
      Outstanding units, beginning of year             -              -              -              -              -              -
                                           -------------  -------------  -------------  -------------  -------------  -------------
      Outstanding units, end of year              22,539         12,685          4,053          2,639        129,797         10,893
                                           =============  =============  =============  =============  =============  =============

JOINT AND SURVIVOR VARIABLE UNIVERSAL LIFE
  INSURANCE - 2000
      Deposits                                     2,271            797            380            578          6,662            410
      Withdrawals                                   (130)           (30)           (45)           (34)          (221)           (32)
      Outstanding units, beginning of year             -              -              -              -              -              -
                                           -------------  -------------  -------------  -------------  -------------  -------------
      Outstanding units, end of year               2,141            767            335            544          6,441            378
                                           =============  =============  =============  =============  =============  =============

DESTINY
      Deposits                                         -              -              -              -              -              -
      Withdrawals                                      -              -              -              -              -              -
      Outstanding units, beginning of year             -              -              -              -              -              -
                                           -------------  -------------  -------------  -------------  -------------  -------------
      Outstanding units, end of year                   -              -              -              -              -              -
                                           =============  =============  =============  =============  =============  =============

NOTE 6 - ACCUMULATION UNIT ACTIVITY

The following is a summary of the accumulation unit activity:

                                                              For the period May 1, 2000
                                                           (inception) to December 31, 2000
                                                             T. ROWE PRICE    ALGER EQUITY
                                                           SMALL CAP GROWTH  GROWTH SERIES
                                                             FUND DIVISION   FUND DIVISION
                                                             -------------   -------------
                                                                  2000            2000
                                                             -------------   -------------
VARIABLE UNIVERSAL LIFE - 95
      Deposits                                                       3,787          46,149
      Withdrawals                                                     (129)        (10,389)
      Outstanding units, beginning of year                               -               -
                                                             -------------   -------------
      Outstanding units, end of year                                 3,658          35,760
                                                             =============   =============

VARIABLE GENERAL SELECT PLUS
      Deposits                                                      46,279         125,869
      Withdrawals                                                   (1,676)        (21,382)
      Outstanding units, beginning of year                               -               -
                                                             -------------   -------------
      Outstanding units, end of year                                44,603         104,487
                                                             =============   =============

VARIABLE UNIVERSAL LIFE - 100
      Deposits                                                       2,004          34,113
      Withdrawals                                                      (87)         (2,125)
      Outstanding units, beginning of year                               -               -
                                                             -------------   -------------
      Outstanding units, end of year                                 1,917          31,988
                                                             =============   =============

RUSSELL VARIABLE UNIVERSAL LIFE
      Deposits                                                           -               -
      Withdrawals                                                        -               -
      Outstanding units, beginning of year                               -               -
                                                             -------------   -------------
      Outstanding units, end of year                                     -               -
                                                             =============   =============

VARIABLE UNIVERSAL LIFE INSURANCE - 2000
      Deposits                                                      19,176          40,359
      Withdrawals                                                     (499)         (1,732)
      Outstanding units, beginning of year                               -               -
                                                             -------------   -------------
      Outstanding units, end of year                                18,677          38,627
                                                             =============   =============

JOINT AND SURVIVOR VARIABLE UNIVERSAL LIFE INSURANCE - 2000
      Deposits                                                       1,985             793
      Withdrawals                                                     (113)            (67)
      Outstanding units, beginning of year                               -               -
                                                             -------------   -------------
      Outstanding units, end of year                                 1,872             726
                                                             =============   =============

DESTINY
      Deposits                                                           -               -
      Withdrawals                                                        -               -
      Outstanding units, beginning of year                               -               -
                                                             -------------   -------------
      Outstanding units, end of year                                     -               -
                                                             =============   =============

                        GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN
                                 SCHEDULE OF INVESTMENTS
                                    DECEMBER 31, 2000

                                                          No. of Shares         Market Value
                                                         ---------------       --------------
S & P 500 Index Fund Division
      General American Capital Company                      1,176,320           $ 65,413,477

Money Market Fund Division
      General American Capital Company                        622,712             13,424,726

Bond Index Fund Division
      General American Capital Company                        281,363              7,714,431

Managed Equity Fund Division
      General American Capital Company                        167,303              6,916,937

Asset Allocation Fund Division
      General American Capital Company                        420,305             19,734,038

International Index Fund Division
      General American Capital Company                        472,973             10,344,441

Mid-Cap Equity Fund Division
      General American Capital Company                        307,936              6,776,452

Small-Cap Equity Fund Division
      General American Capital Company                         79,132              3,552,818

Equity Income Fund Division
      Variable Insurance Products Fund                        944,082             24,092,968

Growth Fund Division
      Variable Insurance Products Fund                      1,327,740             57,955,845

Overseas Fund Division
      Variable Insurance Products Fund                        726,474             14,522,222

Asset Manager Fund Division
      Variable Insurance Products Fund II                     175,870              2,813,923

High Income Fund Division
      Variable Insurance Products Fund                        702,105              5,743,217

Mid Cap Fund Division
      Variable Insurance Products Fund                         43,212                875,052

Worldwide Hard Assets Fund Division
      Van Eck Worldwide Insurance Trust                        28,712                346,548



See accompanying notes to the financial statements.


                        GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN
                                 SCHEDULE OF INVESTMENTS
                                    DECEMBER 31, 2000


                                                          No. of Shares         Market Value
                                                         ---------------       --------------
Worldwide Emerging Markets Fund Division
      Van Eck Worldwide Insurance Trust                       171,721           $  1,423,567

Multi-Style Equity Fund Division
      Russell Insurance Funds                                 727,585             10,273,501

Core Bond Fund Division
      Russell Insurance Funds                                 311,023              3,132,003

Aggressive Equity Fund Division
      Russell Insurance Funds                                 350,882              4,115,846

Non-US Fund Division
      Russell Insurance Funds                                 280,839              3,131,350

Income & Growth Fund Division
      American Century Variable Portfolios                    520,622              3,701,621

International Fund Division
      American Century Variable Portfolios                    451,761              4,621,517

Value Fund Division
      American Century Variable Portfolios                    235,601              1,571,459

Bond Portfolio Fund Division
      J.P. Morgan Series Trust II                              96,048              1,118,957

Small Company Portfolio Fund Division
      J.P. Morgan Series Trust II                             316,842              4,556,193

Large Cap Value Fund Division
      SEI Insurance Products Trust                            268,764              2,908,027

Large Cap Growth Fund Division
      SEI Insurance Products Trust                            249,185              1,863,905

Small Cap Value Fund Division
      SEI Insurance Products Trust                             33,643                397,994

Small Cap Growth Fund Division
      SEI Insurance Products Trust                             69,393                668,253

International Equity Fund Division
      SEI Insurance Products Trust                            225,446              1,792,296



See accompanying notes to the financial statements.


                        GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN
                                 SCHEDULE OF INVESTMENTS
                                    DECEMBER 31, 2000


                                                          No. of Shares         Market Value
                                                         ---------------       --------------
Emerging Markets Equity Fund Division
      SEI Insurance Products Trust                            101,296           $    631,072

Core Fixed Income Fund Division
      SEI Insurance Products Trust                            518,031              5,366,796

High Yield Bond Fund Division
      SEI Insurance Products Trust                             41,678                381,768

International Fixed Income Fund Division
      SEI Insurance Products Trust                             62,395                617,091

Emerging Markets Debt Fund Division
      SEI Insurance Products Trust                             18,953                184,795

Janus Mid-Cap Fund Division
      Metropolitan Series Fund, Inc.                          143,047              3,345,872

T. Rowe Price Large Cap Growth Fund Division
      Metropolitan Series Fund, Inc.                           82,486              1,066,539

T. Rowe Price Small Cap Growth Fund Division
      Metropolitan Series Fund, Inc.                           43,738                625,452

Alger Equity Growth Series
      New England Zenith Fund                                  69,122              1,732,209



See accompanying notes to the financial statements.

LEGAL COUNSEL

         Stephen E. Roth
         Sutherland, Asbill & Brennan, Washington, D.C.

INDEPENDENT AUDITORS

         Deloitte & Touche LLP

If distributed to prospective investors, this report must be preceded or accompanied by a current prospectus.

The prospectus is incomplete without reference to the financial data contained in the annual report.

GENERAL AMERICAN LIFE
INSURANCE COMPANY
AND SUBSIDIARIES

Consolidated Financial Statements as of
December 31, 2000 and 1999 and
Independent Auditors' Report

INDEPENDENT AUDITORS' REPORT

Board of Directors and Stockholder of General American Life Insurance Company:

We have audited the accompanying consolidated balance sheet of General American Life Insurance Company and subsidiaries as of December 31, 2000 (Successor Company balance sheet), and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for the year then ended (Successor Company operations). These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audit. The consolidated financial statements of the Company for the year ended December 31, 1999 (Predecessor Company operations) were audited by other auditors whose report dated February 1, 2000 expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such 2000 consolidated financial statements referred to above present fairly, in all material respects, the financial position of General American Life Insurance Company and subsidiaries as of December 31, 2000, and the results of their operations and their cash flows for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

As more fully discussed in Note 1 to the consolidated financial statements, the Predecessor Company was acquired in a business combination accounted for as a purchase. As a result of the acquisition, the consolidated financial statements for the period subsequent to the acquisition are presented on a different basis of accounting than those for the period prior to the acquisition and, therefore, are not directly comparable.


/s/ DELOITTE & TOUCHE LLP

St. Louis, Missouri
February 22, 2001

General American Life Insurance Company and Subsidiaries
Consolidated Balance Sheets
As of December 31, 2000 and 1999
(dollars in millions, except share data)

                                                                                                           PREDECESSOR'S
                                                                                                               BASIS
                                                                                                         ------------------
                                                                                      2000                     1999
                                                                                ------------------       ------------------
ASSETS
---------------------------------------------------------------------------
Investments:
     Fixed maturities available-for-sale, at fair value                     $            8,507.1      $           6,826.1
     Equity securities, at fair value                                                       37.8                     49.3
     Mortgage loans on real estate                                                       1,504.4                  1,678.9
     Real estate and real estate joint ventures                                            113.0                    118.9
     Policy loans                                                                        2,367.9                  2,243.9
     Other limited partnership interests                                                    51.4                     62.7
     Short-term investments                                                                 55.4                    292.4
     Other invested assets                                                               1,004.1                    804.1
                                                                                ------------------       ------------------
           Total investments                                                            13,641.1                 12,076.3
Cash and cash equivalents                                                                  589.0                    790.0
Accrued investment income                                                                  187.3                    153.9
Premiums and other receivables                                                           1,387.3                  1,504.6
Deferred policy acquisition costs and
   value of business acquired                                                            1,588.3                  1,286.1
Current income taxes                                                                         -                       56.9
Deferred income taxes                                                                        -                      197.7
Other                                                                                      583.1                    481.3
Separate account assets                                                                  6,948.1                  6,892.0
                                                                                ------------------       ------------------
           Total assets                                                     $           24,924.2      $          23,438.8
                                                                                ==================       ==================

LIABILITIES AND STOCKHOLDER'S EQUITY
---------------------------------------------------------------------------
Liabilities:
Future policy benefits                                                      $            6,100.9      $           5,995.6
Policyholder account balances                                                            7,334.2                  6,741.9
Other policyholder funds                                                                   959.2                  1,371.3
Policyholder dividends payable                                                             133.5                    120.7
Long-term debt                                                                             306.8                    223.4
Current income taxes payable                                                                16.3                      -
Deferred income taxes payable                                                               70.9                      -
Other                                                                                    1,280.5                  1,214.0
Separate account liabilities                                                             6,948.1                  6,892.0
                                                                                ------------------       ------------------
           Total liabilities                                                            23,150.4                 22,558.9
                                                                                ------------------       ------------------

Stockholder's Equity:
 Common stock, $1 par value 5,000,000 shares
      authorized, 3,000,000 shares issued and outstanding                                    3.0                      3.0
Additional paid in capital                                                               1,644.8                     71.1
Retained earnings                                                                          110.0                  1,074.1
Accumulated other comprehensive income (loss)                                               16.0                   (268.3)
                                                                                ------------------       ------------------
           Total stockholder's equity                                                    1,773.8                    879.9
                                                                                ------------------       ------------------
           Total liabilities and stockholder's equity                       $           24,924.2      $          23,438.8
                                                                                ==================       ==================

See accompanying notes to consolidated financial statements.

General American Life Insurance Company and Subsidiaries
Consolidated Statements of Operations
For the years ended December 31, 2000 and 1999
(dollars in millions)

                                                                                                           PREDECESSOR'S
                                                                                                               BASIS
                                                                                                         ------------------
                                                                                      2000                     1999
                                                                                ------------------       ------------------
REVENUES
---------------------------------------------------------------------------
Premiums                                                                    $             1,950.0     $           2,189.0
Universal life and investment-type product policy fees                                      242.2                   201.8
Net investment income                                                                     1,102.2                 1,156.0
Other revenues                                                                              241.9                   420.2
Net realized investment gains (losses) (net of amounts allocable to other
    accounts of $28.3 and $(8.4), respectively)                                              51.0                  (156.6)
                                                                                ------------------       ------------------
             Total revenues                                                               3,587.3                 3,810.4
                                                                                ------------------       ------------------

EXPENSES
---------------------------------------------------------------------------

Policyholder benefits and claims                                                          1,738.5                 1,978.4
Interest credited to policyholder account balances                                          392.7                   533.8
Policyholder dividends                                                                      209.4                   191.5
Other expenses (excludes amounts directly related to net realized
    investment gains (losses) of $28.3 and $(8.4), respectively)                          1,077.7                 1,343.4
                                                                                ------------------       ------------------

Income (loss) before provision for income taxes                                             169.0                  (236.7)
Provision (benefit) for income taxes                                                         59.0                   (83.5)
                                                                                ------------------       ------------------
Net income (loss)                                                           $               110.0     $            (153.2)
                                                                                ==================       ==================

See accompanying notes to consolidated financial statements.

General American Life Insurance Company and Subsidiaries
Consolidated Statements of Comprehensive Income (Loss)
For the years ended December 31, 2000 and 1999
(dollars in millions)

                                                                                                           PREDECESSOR'S
                                                                                                               BASIS
                                                                                                         ------------------
                                                                                      2000                     1999
                                                                                ------------------       ------------------
Net income (loss)                                                           $                110.0    $            (153.2)

Other comprehensive income (loss)                                                             16.0                 (321.2)
                                                                                ------------------       ------------------

             Comprehensive income (loss)                                    $                126.0    $            (474.4)
                                                                                ==================       ==================


See accompanying notes to consolidated financial statements.

General American Life Insurance Company and Subsidiaries
Consolidated Statements of Stockholder's Equity
For the years ended December 31, 2000 and 1999
(dollars in millions)


                                                                                               ACCUMULATED
                                                                                                  OTHER
                                                             ADDITIONAL                        COMPREHENSIVE           TOTAL
                                             COMMON            PAID-IN         RETAINED           INCOME           STOCKHOLDER'S
                                              STOCK            CAPITAL         EARNINGS           (LOSS)              EQUITY
                                          -------------    --------------    ------------    -----------------    ---------------
Predecessor's Basis:
Balance at January 1, 1999             $          3.0   $           3.0   $      1,242.0  $              52.9  $        1,300.9
Net loss                                                                          (153.2)                                (153.2)
Other comprehensive loss                                                                               (321.2)           (321.2)
Parent's share of subsidiary's
    issuance of non-voting stock                                                    25.3                                   25.3
Capital contribution from parent                                   68.1                                                    68.1
Dividends                                                                          (40.0)                                 (40.0)
                                          -------------    --------------    ------------    -----------------    ---------------

Balance at December 31, 1999           $          3.0   $          71.1   $      1,074.1  $            (268.3) $          879.9
                                          =============    ==============    ============    =================    ===============

---------------------------------------------------------------------------------------------------------------------------------

Balance at January 1, 2000             $          3.0   $       1,302.6   $          -    $               -    $        1,305.6
Net Income                                                                         110.0                                  110.0
Other comprehensive income                                                                               16.0              16.0
Capital contribution from parent                                  342.2                                                   342.2
                                          -------------    --------------    ------------    -----------------    ---------------

Balance at December 31, 2000           $          3.0   $       1,644.8   $        110.0  $              16.0  $        1,773.8
                                          =============    ==============    ============    =================    ===============


See accompanying notes to consolidated financial statements.

General American Life Insurance Company and Subsidiaries
Consolidated Statements of Cash Flows
For the years ended December 31, 2000 and 1999
(dollars in millions)

                                                                                                            PREDECESSOR'S
                                                                                                                BASIS
                                                                                                         ------------------
                                                                                      2000                     1999
                                                                                ------------------       ------------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                                           $               110.0     $             (153.2)
Adjustments to reconcile net income (loss) to net cash provided by (used
    in) operating activities:
       Non-cash reconciling items:
         Depreciation and amortization expense                                              114.1                    (32.5)
         Gains from sales of investments and business, net                                  (79.3)                   200.6
         Interest credited to policyholder account balances                                 392.7                    533.9
         Universal life and investment-type product policy fees                            (242.8)                  (183.2)
       Change in current assets and liabilities:
         Accrued investment income                                                          (36.7)                    50.9
         Premiums and other receivables                                                     110.2                    353.0
         Deferred policy acquisitions costs, net                                           (233.2)                  (165.9)
         Insurance related liabilities                                                       56.6                    517.2
         Income taxes payable                                                               169.5                   (372.3)
         Other liabilities                                                                  141.1                    253.5
         Other, net                                                                         (89.9)                    84.5
---------------------------------------------------------------------------     ------------------       ------------------
Net cash provided by operating activities                                                   412.3                  1,086.5
---------------------------------------------------------------------------     ------------------       ------------------
CASH FLOWS FROM INVESTING ACTIVITIES
       Sales, maturities and repayments:
         Fixed maturities                                                                 1,998.7                 11,202.0
         Equity securities                                                                    -                       10.3
         Mortgage loans on real estate                                                      237.0                  1,442.8
         Real estate and real estate joint ventures                                          35.8                     34.9
         Other limited partnership interests                                                 11.3                      -
       Purchases of:
         Fixed maturities                                                                (3,626.2)                (8,110.5)
         Equity securities                                                                  (20.0)                   (19.2)
         Mortgage loans on real estate                                                     (162.8)                  (800.2)
         Real estate and real estate joint ventures                                          (7.2)                   (47.5)
       Net change in short-term investments                                                 228.5                    (97.1)
       Net change in policy loans                                                          (123.9)                   (92.9)
       Proceeds from sales of businesses                                                     94.1                     65.7
       Other, net                                                                          (116.0)                  (396.5)
---------------------------------------------------------------------------     ------------------       ------------------
Net cash (used in) provided by investing activities                                      (1,450.7)                 3,191.8
---------------------------------------------------------------------------     ------------------       ------------------
CASH FLOWS FROM FINANCING ACTIVITIES
       Capital contribution from parent                                                     315.0                    124.9
       Policyholder account balances:
         Deposits                                                                         2,215.6                  1,059.8
         Withdrawals                                                                     (1,776.7)                (5,246.5)
       Long-term debt issued                                                                 92.3                      -
       Long-term debt repaid                                                                 (8.7)                    (0.7)
       Other, net                                                                            (0.1)                   (16.9)
---------------------------------------------------------------------------     ------------------       ------------------
Net cash provided by (used in) financing activities                                         837.4                 (4,079.4)
---------------------------------------------------------------------------     ------------------       ------------------
Net (decrease) increase in cash and cash equivalents                                       (201.0)                   198.9
Cash and cash equivalents at beginning of year                                              790.0                    591.1
---------------------------------------------------------------------------     ------------------       ------------------
CASH AND CASH EQUIVALENTS AT END OF YEAR                                    $               589.0     $              790.0
---------------------------------------------------------------------------     ==================       ==================
       Supplemental disclosures of cash flow information:
       Interest paid on debt                                                $                19.6     $               17.8
       Income (tax refunds received) taxes paid                                             (67.7)                    77.0
       Supplemental disclosure of non-cash items:
         Contribution of subsidiary to affiliate                            $                27.2     $                -

See accompanying notes to consolidated financial statements.

General American Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements

(1)  BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BUSINESS
The consolidated financial statements include the assets, liabilities, and results of operations of General American Life Insurance Company ("General American" or the "Company") and the following wholly owned insurance subsidiaries: Cova Corporation (COVA), an insurance holding company, Paragon Life Insurance Company, Security Equity Life Insurance Company, General Life Insurance Company of America, General Life Insurance Company ("GLIC"), and its 48.9% owned subsidiary, Reinsurance Group of America, Incorporated ("RGA"), an insurance holding company. In addition, the financial statements include the assets, liabilities, and results of operations of the following wholly owned non-insurance subsidiaries: White Oak Royalty Company, Krisman, Inc., GenMark, Inc., and its 59.7% owned subsidiary, Conning Corporation ("Conning").

The Company's principal lines of business, conducted through General American or one of its subsidiaries, are: Individual Life Insurance, Annuities, Asset Management, and Reinsurance. The Company distributes its products and services primarily through a nationwide network of general agencies, independent brokers, and group sales and claims offices. The Company and its subsidiaries are licensed to conduct business in all fifty states, ten Canadian provinces, Puerto Rico, and the District of Columbia. Through its subsidiaries, the Company has operations in Europe, Pacific Rim countries, Latin America, and Africa.

ACQUISITION BY METLIFE
On January 6, 2000, Metropolitan Life Insurance Company ("MetLife") headquartered in New York, purchased 100% of the GenAmerica Financial Corporation ("GenAmerica"), the Company's Parent, for $1.2 billion in cash. GenAmerica operates as a wholly owned stock subsidiary of MetLife. The $1.2 billion purchase price was paid to GenAmerica's parent company, General American Mutual Holding Company ("GAMHC") and deposited in an account for the benefit of the Company's policyholders. Ultimately, these funds, minus adjustments, will be distributed to participating General American policyholders, with accumulated interest and GAMHC will be dissolved.

The acquisition of GenAmerica by MetLife was accounted for under the purchase method of accounting in accordance with Accounting Principles Board Opinion No. 16, Accounting for Business Combinations. The purchase price was allocated to the assets and liabilities acquired based upon the fair market value of such assets and liabilities at the date of acquisition. The Company allocated the purchase price to the net assets on January 1, 2000, as a convenience date. These allocations have been reflected in the January 1, 2000 balance in the Consolidated Statements of Stockholder's Equity. This purchase resulted in the creation of goodwill and other intangible assets totaling $1,517.2 million, which are being amortized between 2 and 30 years.

As a result of the acquisition, the consolidated financial statements for the period subsequent to the acquisition have different carrying values than those for periods prior to the acquisition and, therefore, are not directly comparable. For the periods prior to the date of acquisition, the Company is referred to as the "Predecessor Company".

On August 10, 1999, at management's request, the Missouri Department of Insurance (the "Department") placed the Company under an order of administrative supervision (the "Order"). The immediate cause of the Order was the Company's inability to immediately satisfy approximately $4 billion in institutional funding agreement contract surrenders. The funding agreements guaranteed the holder a return on principal at a stated interest rate for a specified period of time. The contracts also allowed the holder to "put" the contract to the Company for a payout of principal and interest within designated time periods of 7, 30 or 90 days. The Company had reinsured 50% of the funding agreement contracts with ARM Financial Group, Inc. ("ARM").

In July 1999, Moody's Investors Services, Inc. downgraded the claims paying ability rating of ARM due to the relative illiquidity of certain of its invested assets, which resulted in the Company recapturing the obligations and assets related to the funding agreements reinsured by ARM. As a result of the recapture, Moody's

General American Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements - (Continued)

downgraded the Company's claims paying ability rating. Upon announcement of the downgrade, a large number of funding agreement holders surrendered their contracts. The Company was unable to liquidate sufficient assets in an orderly fashion without incurring significant losses and therefore management requested the Order.

In connection with the acquisition, MetLife offered each holder of a General American funding agreement the option to exchange its funding agreement for a MetLife funding agreement with substantially identical terms and conditions or receive cash equal to the principal amount plus accrued interest. In consideration of this exchange offer, the Company transferred to MetLife assets having a market value equal to the market value of the funding agreement liabilities, approximately $5.7 billion. As a result of its efforts to raise liquidity to meet the funding agreement requests and the transfer of assets to MetLife, the Company incurred approximately $214.7 million in pretax capital losses. In addition to the capital losses, the Company incurred $141.4 million in fees associated with the recapture and transfer of the funding agreement business. With the transfer, the Company fully exited the funding agreement business.

OTHER OFFERINGS
On November 23, 1999, RGA completed a private placement of securities in which it sold 4,784,689 shares of its common stock, $0.01 par value per share to MetLife. The price per share was $26.125, and the aggregate value of the transaction was approximately $125 million. After the private offering, the Company's ownership percentage was 48.3%.

On September 14, 1999 RGA held a special shareholder's meeting at which an amendment to its restated articles of incorporation, as amended, was approved which converted 7,417,496 shares of non-voting common stock into 7,194,971 shares of voting common stock, with cash paid in lieu of any fractional shares. After the non-voting stock conversion, the Company's ownership percentage was 53.5%.

SIGNIFICANT ACCOUNTING POLICIES
The accompanying consolidated financial statements are prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of the Company and its majority owned subsidiaries. Less than majority owned entities in which the Company has at least a 20% interest are reported on the equity basis. The Company continues to consolidate the financial statements of RGA even though its ownership percentage has declined to below 50% since the Company has retained control of RGA through a majority representation on RGA's Board of Directors during 2000 and 1999. All significant intercompany accounts and transactions have been eliminated in consolidation. The preparation of financial statements requires the use of estimates by management, which affect the amounts reflected in the financial statements. Actual results could differ from those estimates. Accounts that the Company deems to be sensitive to changes in estimates include future policy benefits and policy and contract claims, deferred acquisition costs, and investment and deferred tax valuation allowances.

RECOGNITION OF REVENUE
For traditional life insurance policies, including participating businesses, premiums are recognized when due, less allowances for estimated uncollectable balances. For limited payment contracts, net premiums are recorded as revenue, and the difference between the gross premium and the net premium is deferred and recognized in income in a constant relationship to insurance in force over the estimated policy life.

For universal life and annuity products, contract charges for mortality, surrender, and expense, other than front-end expense charges, are reported as income when charged to policyholders' accounts.

Other income represents the fees generated from the Company's non-insurance operations, primarily service and contract fees relating to concessions, asset management, system development, and third-party administration. Amounts are recognized when earned.

General American Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements - (Continued)

INVESTED ASSETS
FIXED MATURITIES AND EQUITY SECURITIES: All of the Company's securities are classified as available-for-sale. Fixed maturities available-for-sale are reported at fair value and are so classified based on the possibility that such securities could be sold prior to maturity if that action enables the Company to execute its investment philosophy and appropriately match investment results to operating and liquidity needs. Equity securities are carried at fair value.

Realized gains or losses on the sale of securities are determined on the basis of specific identification. Unrealized gains and losses are recorded, net of related income tax effects as well as related adjustments to deferred acquisition costs, in accumulated other comprehensive income, a separate component of stockholder equity.

The Company recognizes its proportionate share of the resultant gains or losses on the issuance or repurchase of its subsidiaries' stock as a direct credit or charge to retained earnings.

MORTGAGE LOANS: Mortgage loans on real estate are stated at an unpaid principal balance, net of unamortized discounts, and valuation allowances for possible impairment in value. The Company discontinues the accrual of interest on mortgage loans which are more than 90 days delinquent. Interest received on nonaccrual mortgage loans is generally reported as interest income.

POLICY LOANS, REAL ESTATE AND OTHER INVESTED ASSETS: Policy loans are carried at an unpaid principal balance and are generally secured by the cash surrender value of the underlying contracts. Investment real estate which the Company intends to hold for the production of income is carried at depreciated cost less accumulated depreciation and encumbrances or fair value. Real estate acquired in satisfaction of debt is recorded at estimated fair value at the date of foreclosure. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or estimated fair value, net of disposition costs. The accumulated depreciation and encumbrances on real estate amounted to $7.1 million and $44.0 million at December 31, 2000 and 1999, respectively. Direct valuation allowances amounted to $3.0 million and $4.7 million at December 31, 2000 and 1999, respectively.

Other invested assets are principally recorded at fair value.

SHORT-TERM INVESTMENTS: Short-term investments, consisting primarily of money market instruments and other debt issues purchased with an original maturity of less than a year, are carried at amortized cost, which approximates fair value.

INVESTED ASSET IMPAIRMENT AND VALUATION ALLOWANCES: Invested assets are considered impaired when the Company determines that collection of all amounts due under the contractual terms is doubtful. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other than temporary. These adjustments are recorded as investment losses. Investment gains and losses on sales of securities are determined on a specific identification basis. In addition, the Company has established valuation allowances for mortgage loans and other invested assets. Valuation allowances for other than temporary impairments in value are netted against the asset categories to which they apply. Additions to valuation allowances are included in realized gains and losses.

CASH AND CASH EQUIVALENTS: Cash and cash equivalents represent cash, demand deposits, and highly liquid short-term investments, which include U.S. Treasury bills, commercial paper, and repurchase agreements with original or remaining maturities of 90 days or less when purchased.

INVESTMENT INCOME
Fixed maturity premium and discounts are amortized into income using the scientific yield method over the term of the security. Amortization of the premium or discount on mortgage-backed securities is recognized

General American Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements - (Continued)

using a scientific yield method which considers the estimated timing and amount of prepayments of underlying mortgage loans. Actual prepayment experience is periodically reviewed and effective yields are adjusted when differences arise between the prepayments originally anticipated and the actual prepayments received and those prepayments currently anticipated. When such differences occur, the net investment in the mortgage-backed security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security with a corresponding charge or credit to interest income (the "retrospective method").

POLICY AND CONTRACT LIABILITIES
For traditional life insurance policies, future policy benefits are computed using a net level premium method taking into account actuarial assumptions as to mortality, persistency, and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on industry standards and the Company's historical experience which, together with interest and expense assumptions, provide a margin for adverse deviation. Interest rate assumptions generally range from 2.5% to 11.0%. When the liabilities for future policy benefits plus the present value of expected future gross premiums are insufficient to provide for expected policy benefits and expenses, unrecoverable deferred policy acquisition costs are written off and thereafter a premium deficiency reserve is established through a charge to earnings.

For participating policies, future policy benefits are computed using a net level premium method based on the guaranteed cash value basis for mortality and interest. Mortality rates are similar to those used for statutory valuation purposes. Interest rates generally range from 2.5% to 6.0%. Dividend liabilities are established when earned.

Policyholder account balances for universal life and annuity policies are equal to the policyholder account value before deduction of any surrender charges. The policyholder account value represents an accumulation of gross premium payments plus credited interest less expense, mortality charges, and withdrawals. These expense charges are recognized in income as earned.

The range of interest crediting rates used by the Company's life insurance subsidiaries were as follows:

                                 2000                       1999
Universal life                3.45-8.00%                 4.00-8.00%
Annuities                     3.00-8.50%                 3.00-9.10%

Accident and health benefits for active lives are calculated using the net level premium method and assumptions as to future morbidity, withdrawals, and interest, which provide a margin for adverse deviation. Benefit liabilities for disabled lives are calculated using the present value of future benefits and experience assumptions for claim termination, expense, and interest which also provide a margin for adverse deviation.

POLICY AND CONTRACT CLAIMS
The Company establishes a liability for unpaid claims based on estimates of the ultimate cost of claims incurred, which is comprised of aggregate case basis estimates, average claim costs for reported claims, and estimates of incurred but not reported losses based on past experience. Policy and contract claims include a provision for both life and accident and health claims. Management believes the liabilities for unpaid claims are adequate to cover the ultimate liability; however, due to the underlying risks and the high degree of uncertainty associated with the determination of the liability for unpaid claims, the amounts which will ultimately be paid to settle these liabilities cannot be precisely determined and may vary from the estimated amount included in the consolidated balance sheets.

DEFERRED POLICY ACQUISITION COSTS
The costs, which vary with and are primarily related to the production of new and renewal business, have been deferred to the extent that such costs are deemed recoverable from future profitability of the underlying

General American Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements - (Continued)

business. Such costs include commissions, premium taxes, as well as certain other costs of policy issuance and underwriting.

For limited payment and other nonparticipating traditional life insurance policies, the deferred policy acquisition costs are amortized, with interest, in proportion to the ratio of the expected annual premium revenue to the expected total premium revenue. Expected future premium revenue is estimated utilizing the same assumptions used for computing liabilities for future policy benefits for these policies.

For participating life insurance, universal life, and annuity type contracts, the deferred policy acquisition costs are amortized over a period of not more than thirty years in relation to the present value of estimated gross margins or profits arising from interest margin, cost of insurance, policy administration, and surrender charges.

The estimates of expected gross margins and profits are evaluated regularly and are revised if actual experience or other evidence indicates that revision is appropriate. Upon revision, total amortization recorded to date is adjusted by a charge or credit to current earnings. Deferred policy acquisition costs are adjusted for the impact on estimated gross margins as if the net unrealized gains and losses on securities had actually been realized.

VALUE OF BUSINESS ACQUIRED
Value of business acquired represents the present value of future profits generated from existing insurance contracts in force at the date of acquisition and is amortized over the expected policy or contract duration in relation to the present value of estimated gross profits from such policies and contracts.

GOODWILL
The excess of cost over the fair value of net assets acquired ("goodwill") is included in other assets. Goodwill is amortized on a straight-line basis over 20 years. The Company reviews goodwill to assess recoverability from future operations using undiscounted cash flows. Impairments are recognized in operating results if a permanent diminution in value is deemed to have occurred. Total goodwill as of December 31, 2000, net of accumulated amortization of $7.5 million, was $263.6 million.

REINSURANCE AND OTHER CONTRACT DEPOSITS
In the normal course of business, the Company seeks to limit its exposure to loss on any single insured by ceding risks to other insurance enterprises or reinsurers under various types of contracts including coinsurance and excess coverage. The Company's retention level per individual life ranges between $50 thousand and $2.5 million depending on the entity writing the policy.

The Company assumes and retrocedes financial reinsurance contracts, which represent low mortality risk reinsurance treaties. These contracts are reported as deposits and are included in other contract deposits in the consolidated balance sheets. The amount of revenue reported on these contracts represents fees and the cost of insurance under the terms of the reinsurance agreement.

Reinsurance activities are accounted for consistent with terms of the underlying contracts. Premiums ceded to other companies have been reported as a reduction of premiums. Amounts applicable to reinsurance ceded for future policy benefits and claim liabilities have been reported as assets for these items, and commissions and expense allowances received in connection with reinsurance ceded have been accounted for in income as earned. Reinsurance does not relieve the Company from its primary responsibility to meet claim obligations. The Company evaluates the financial conditions of its reinsurers annually.

FEDERAL INCOME TAXES
The Company and certain of its U.S. subsidiaries file consolidated federal income tax returns. Pursuant to the Internal Revenue Code, any acquired life insurance company is not included in a consolidated return with non-life insurance companies until the acquired company has been a member of the group for five years. Prior to satisfying the five-year requirement, the subsidiary either files a separate federal return or files as part of a

General American Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements - (Continued)

consolidated return including only life insurance companies. Missouri Reinsurance (Barbados) Inc., a subsidiary of the Company, also files a U.S. tax return. In addition, the following subsidiaries of RGA file US tax returns: RGA Reinsurance Company (Barbados) Ltd.; Triad Re, Ltd.; and RGA Americas Reinsurance Company, Ltd. The Company's foreign subsidiaries are taxed under applicable local statutes. No deferred tax liabilities have been recognized for the foreign subsidiaries.

The Company uses the asset and liability method to record deferred income taxes. Accordingly, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, using enacted tax rates, expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The Company has not recognized a deferred tax liability for the excess of financial statement carrying amount over the tax basis of its less-than-80% owned domestic subsidiaries as the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the Company expects that it will ultimately use that means.

SEPARATE ACCOUNT BUSINESS
The assets and liabilities of the separate account represent segregated funds administered and invested by the Company for purposes of funding variable life insurance and annuity contracts for the exclusive benefit of the contractholders.

The Company charges the separate account for cost of insurance and administrative expense associated with a contract and charges related to early withdrawals by contractholders. The assets and liabilities of the separate account are carried at fair value.

FAIR VALUE OF FINANCIAL INSTRUMENTS
The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

INVESTMENT SECURITIES: Fixed maturities are valued using quoted market prices, if available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or in the case of private placements are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of investments. The fair values of equity securities are based on quoted market prices.

DERIVATIVES: Derivatives are valued using quoted market prices, if available. For derivatives not actively traded, fair values are estimated using values obtained from independent pricing services.

MORTGAGE LOANS: The fair values of mortgage loans are estimated using discounted cash flow analyses and interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

POLICY LOANS: The fair value of policy loans approximates the carrying value. The majority of these loans are indexed, with a yield tied to a stated return.

POLICYHOLDER ACCOUNT BALANCES ON INVESTMENT TYPE CONTRACTS: Fair values for the Company's liabilities under investment-type contracts are estimated using cash surrender values. For contracts with no defined maturity date, the carrying value approximates fair value.

General American Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements - (Continued)

SEPARATE ACCOUNT ASSETS AND LIABILITIES: The separate account assets and liabilities are carried at fair value as determined by the market value of the underlying segregated investments.

SHORT-TERM INVESTMENTS AND CASH AND CASH EQUIVALENTS: The carrying amount approximates fair value.

LONG-TERM DEBT AND NOTES PAYABLE: The fair value of long-term debt and notes payable is estimated using discounted cash flow calculations based on interest rates currently being offered for similar instruments.

Refer to Note 3 and Note 4 for additional information on fair value of financial instruments.

APPLICATION OF ACCOUNTING PRONOUNCEMENTS

In March 1998, the National Association of Insurance Commissioners adopted the Codification of Statutory Accounting Principles (the "Codification"). The Codification, which is intended to standardize regulatory accounting and reporting to state insurance departments, became effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The Department requires adoption of the Codification, with certain modifications, for the preparation of statutory financial statements effective January 1, 2001. The Company believes that its adoption of the Codification by the NAIC and the Codification as modified by the Department, as currently interpreted, will not adversely affect statutory capital and surplus as of January 1, 2001.

In June 2000, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities--an Amendment of FASB Statement No. 133 ("SFAS 138"). In June 1999, the FASB also issued Statement of Financial Accounting Standards No. 137, Accounting for Derivative Instruments and Hedging Activities--Deferral of the Effective Date of FASB Statement No. 133 ("SFAS 137"). SFAS 137 defers the provisions of Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133") until January 1, 2001. SFAS 133, as amended by SFAS 138, requires, among other things, that all derivatives be recognized in the consolidated balance sheets as either assets or liabilities and measured at fair value. The corresponding derivative gains and losses should be reported based upon the hedge relationship, if such a relationship exists. Changes in the fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS 133 are required to be reported in income. Adoption of SFAS 133 and SFAS 138 did not have a material effect on the Company's consolidated financial statements.

In July 2000, the Emerging Issues Task Force ("EITF") reached consensus on Issue No. 99-20, Recognition of Interest Income and Impairment on Certain Investments ("EITF No. 99-20"). This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to evaluate these securities for an other-than-temporary decline in value. This consensus is effective for financial statements with fiscal quarters beginning after December 15, 2000. While the Company is currently in the process of quantifying the impact of EITF No. 99-20, the provisions of the consensus are not expected to have a material impact on the Company's financial condition or results of operations.

Effective October 1, 2000, the Company adopted Staff Accounting Bulletin No. 101, Revenue Recognition in Financial Statements ("SAB 101"). SAB 101 summarizes certain of the SEC's views in applying generally accepted accounting principles to revenue recognition in financial statements. The requirements of SAB 101 did not have a material effect on the Company's consolidated financial statements.

In September 2000, the FASB issued Statement of Financial Accounting Standards No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities--a replacement of FASB Statement No. 125 ("SFAS 140"). SFAS 140 is effective for transfers and extinguishments of liabilities occurring after March 31, 2001 and is effective for disclosures about securitizations and collateral and for recognition and reclassification of collateral for fiscal years ending after December 15, 2000. Adoption of the provisions of

General American Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements - (Continued)

SFAS 140 effective for the year ended December 31, 2000 did not have a material effect on the Company's financial statements. The Company is in the process of quantifying the impact, if any, of the provisions of SFAS 140 effective for future periods.

Effective January 1, 2000, the Company adopted Statement of Position 98-7, Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk ("SOP 98-7"). SOP 98-7 provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. SOP 98-7 classifies insurance and reinsurance contracts for which the deposit method is appropriate into those that 1) transfer only significant timing risk, 2) transfer only significant underwriting risk, 3) transfer neither significant timing nor underwriting risk and 4) have an indeterminate risk. Adoption of SOP 98-7 did not have a material effect on the Company's consolidated financial statements.

Effective January 1, 1999, the Company adopted SOP 97-3, Accounting for Insurance and Other Enterprises for Insurance Related Assessments ("SOP 97-3"). SOP 97-3 provides guidance on accounting by insurance and other enterprises for assessments related to insurance activities including recognition, measurement and disclosure of guaranty fund and other insurance related assessments. Adoption of SOP 97-3 did not have a material effect on the Company's consolidated financial statements.

Effective January 1, 1999, the Company adopted SOP 98-1, Accounting for the Costs of Computer Software Developed or Obtained for Internal Use ("SOP 98-1"). SOP 98-1 provides guidance for determining when an entity should capitalize or expense external and internal costs of computer software developed or obtained for internal use. Adoption of SOP 98-1 did not have a material effect on the Company's consolidated financial statements.

Effective January 1, 1999, the Company adopted SOP 98-5, Reporting on the Costs of Start-Up Activities ("SOP 98-5"). SOP 98-5 broadly defines start-up activities. SOP 98-5 requires costs of start-up activities and organization costs to be expensed as incurred. Adoption of SOP 98-5 did not have a material effect on the Company's consolidated financial statements.

RECLASSIFICATION
The Company has reclassified the presentation of certain prior period information to conform to the 2000 presentation.

(2)  ACQUISITIONS AND DIVESTITURES

NaviSys Incorporated ("NaviSys"), a wholly owned subsidiary of the Company was sold in 2000 through two transactions in June, 2000 and November, 2000. The first transaction was a sale of a portion of the business to a business operated by former members of NaviSys management. The proceeds from the sale were $47 million in cash and 2,000,000 shares of common stock of the buyer, representing 10% of the fully diluted ownership of buyer. The November transaction involved sale of certain assets of the remaining NaviSys business to Liberty Insurance Services Corporation for $10 million in cash before normal purchase price adjustments. There was a $0.9 million loss in the aggregate on the above mentioned transactions. The Company continues to own the corporation that was formerly NaviSys, now known as Krisman, Inc.

On January 1, 2000, the Company exited the Group Health business through the Asset Purchase Agreement and related reinsurance arrangements with Great-West Life & Annuity Insurance Company ("Great-West"). This agreement also includes any life business that is directly associated to the health business. The Company was required to reimburse Great-West for up to $10 million in net operating losses incurred during 2000. Actual results of operations exceeded the limitation and no reimbursement was required. The Company is reviewing certain receivables related to this business to determine if they should be deemed uncollectible and compensated to Great-West. Loss experience associated with claims arising from the sold business that were

General American Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements - (Continued)

incurred prior to the effective date of January 1, 2000, but paid during 2000 are also being reviewed to determine if any amounts are reimbursable to Great-West.

On April 18, 2000, MetLife completed its tender offer for all outstanding shares of Conning common stock not already owned by MetLife, at a price of $12.50 per share.

On September 30, 1999, the Company sold its 100 percent ownership in Consultec, LLC to ACS Enterprise Solutions, Inc. Proceeds received net of expenses were $65.7 million and the realized gain, net of tax, on the sale was $28.4 million.

(3)  INVESTMENTS

FIXED MATURITIES AND EQUITY SECURITIES
The amortized cost and estimated fair value of fixed maturities and equity securities at December 31, 2000 and 1999 are as follows (in millions):

                                                         2000
-----------------------------------------------------------------------------------------------------------------------------
                                                                            GROSS              GROSS             ESTIMATED
                                                       AMORTIZED          UNREALIZED         UNREALIZED            FAIR
                                                          COST              GAINS              LOSSES              VALUE
                                                     ---------------    ---------------    ---------------     --------------
Available-for-sale:
    U. S. Treasury securities                     $           53.7   $            2.8    $            -     $           56.5
    Government agency obligations                            873.9               91.1               (41.5)             923.5
    Corporate securities                                   5,169.9              137.3              (184.6)           5,122.6
    Mortgage and asset backed securities                   2,342.2               96.1               (33.8)           2,404.5
                                                     ---------------    ---------------     --------------     --------------

Total fixed maturities available-for-sale         $        8,439.7   $          327.3   $          (259.9) $         8,507.1
                                                     ===============    ===============     ==============     ==============

Equity securities                                 $           43.2   $            2.5   $            (7.9) $            37.8
                                                     ===============    ===============     ==============     ==============

                                                  PREDECESSOR'S BASIS
                                                         1999
-----------------------------------------------------------------------------------------------------------------------------
                                                                                 GROSS              GROSS          ESTIMATED
                                                          AMORTIZED         UNREALIZED         UNREALIZED               FAIR
                                                               COST              GAINS             LOSSES              VALUE
                                                     ---------------    ---------------    ---------------     --------------
Available-for-sale:
    U. S. Treasury securities                     $            88.6  $             0.2   $          (4.8)   $           84.0
    Government agency obligations                             686.8               55.3             (54.8)              687.3
    Corporate securities                                    4,298.6              104.6            (318.2)            4,085.0
    Mortgage and asset-backed securities                    2,411.8                2.2            (444.2)            1,969.8
                                                     ---------------    ---------------     --------------     --------------

Total fixed maturities available-for-sale         $         7,485.8  $           162.3  $         (822.0)  $         6,826.1
                                                     ===============    ===============     ==============     ==============

Equity securities                                 $            42.7  $             9.5  $           (2.9)  $            49.3
                                                     ===============    ===============     ==============     ==============

The Company manages its credit risk associated with fixed maturities by diversifying its portfolio. At December 31, 2000, the Company held no corporate debt securities or foreign government debt securities of a single issuer, which had a carrying value in excess of ten percent of stockholder's equity.

The amortized cost and estimated fair value of fixed maturity investments at December 31, 2000 are shown by contractual maturity for all securities except U.S. Government agencies mortgage-backed securities, which are distributed by maturity year based on the Company's estimate of the rate of future prepayments of principal

General American Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements - (Continued)

over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speed experience at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                                            ESTIMATED
                                                                                    AMORTIZED                    FAIR
                                                                                         COST                   VALUE
                                                                             -----------------     -------------------
Due in one year or less                                                 $               173.9  $                175.9
Due after one year through five years                                                 1,436.8                 1,443.6
Due after five years through ten years                                                1,798.9                 1,781.7
Due after ten years through twenty years                                              2,696.0                 2,717.6
Mortgage and asset backed securities                                                  2,334.1                 2,388.3
                                                                             -----------------     -------------------

Total                                                                   $             8,439.7  $              8,507.1
                                                                             =================     ===================

The sources of net investment income follow (in millions):

                                                                                      PREDECESSOR'S
                                                                                          BASIS
                                                                                    ------------------
                                                                 2000                     1999
                                                           ------------------       ------------------
Fixed maturities                                        $              698.7     $              749.6
Mortgage loans                                                         132.9                    175.4
Real estate                                                              5.9                     25.0
Equity securities                                                        1.2                      2.0
Policy loans                                                           158.0                    144.9
Short-term investments                                                  33.0                     46.5
Other                                                                   78.6                     32.9
                                                           ------------------       ------------------

Investment revenue                                                   1,108.3                  1,176.3
Investment expenses                                                     (6.1)                   (20.3)
                                                           ------------------       ------------------

Net investment income                                   $            1,102.2     $            1,156.0
                                                           ==================       ==================

General American Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements - (Continued)

Net realized gains (losses) from sales of investments consist of the following (in millions):

                                                                                      PREDECESSOR'S
                                                                                          BASIS
                                                          ------------------        ------------------
                                                                2000                      1999
                                                          ------------------        ------------------
Fixed maturities:
    Realized losses                                    $              (25.7)     $             (260.4)
Equity securities:
    Realized gains                                                      -                        47.7
Other investments, net                                                 90.3                      12.1
Offset to deferred policy acquisition costs and
    value of business acquired                                        (28.3)                      8.4
Minority interest                                                      14.7                      35.6

                                                          ------------------        ------------------
Net realized investment gains (losses)                 $               51.0      $             (156.6)
                                                          ==================        ==================

Included in net realized losses are permanent write-downs of approximately $16.8 million and $67.6 million during 2000 and 1999, respectively.

A summary of the components of the net unrealized appreciation
(depreciation) on invested assets carried at fair value is as follows (in millions):

                                                                                                        PREDECESSOR'S
                                                                                                            BASIS
                                                                                                      ------------------
                                                                                  2000                      1999
                                                                            ------------------        ------------------
Unrealized appreciation (depreciation):
    Fixed maturities available-for-sale                                  $               67.3     $            (659.7)
    Equity securities                                                                    (5.4)                    6.6
Effect of unrealized (depreciation) appreciation on:
    Deferred policy acquisition costs and value of business acquired                    (58.3)                  186.0
Deferred income taxes                                                                   (22.2)                  169.7
Other                                                                                    (9.5)                  (17.7)
Minority interest, net of taxes                                                          54.4                    69.4
                                                                            ------------------        ------------------

Net unrealized appreciation (depreciation)                               $               26.3     $            (245.7)
                                                                            ==================        ==================

The Company has securities on deposit with various state insurance departments and regulatory authorities with an amortized cost of approximately $953.6 million and $881.8 million at December 31, 2000 and 1999, respectively.

The Company periodically evaluates its portfolio for impaired assets. Factors considered in the impairment evaluation include the collateral values, credit quality of the issuer, amount of the exposure, the Company's ability to reduce exposure in situations of deteriorating credit worthiness, and loss probabilities. Once a charge-off is taken, income is no longer accrued and all cash is applied to principal. The Company's total impaired assets amount to $61.1 million and $31.8 million at December 31, 2000 and 1999, respectively.

MORTGAGE LOANS
The Company originates mortgage loans on income-producing properties, such as apartments, retail and office buildings, light warehouses, and light industrial facilities. Loan to value ratios at the time of loan approval are

General American Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements - (Continued)

75% or less. The Company attempts to minimize risk through a thorough credit approval process and through geographic and property type diversification.

During 1999, the Company entered into an agreement whereby approximately $625.6 million of mortgage loans were sold by the Company for securitization and resale by a financial institution as mortgage pass-through certificates. The sale of these mortgage loans resulted in a net gain of approximately $0.6 million. These amounts are reflected within net investment income in the consolidated statement of operations.

General American Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements - (Continued)

The Company's mortgage loans were distributed as follows (in millions):

                                                                                      PREDECESSOR'S BASIS
                                                                                  --------------------------
                                                      2000                                   1999
                                           --------------------------             --------------------------
                                                             PERCENT                                PERCENT
                                              CARRYING            OF                 CARRYING            OF
                                                 VALUE         TOTAL                    VALUE         TOTAL
                                           --------------------------             --------------------------
       Arizona                         $           132.0        8.7   %      $            125.6       7.4    %
       California                                  272.8       18.1                       298.0      17.4
       Colorado                                    116.7        7.7                       150.5       8.8
       Florida                                     122.6        8.1                       134.0       7.9
       Georgia                                     131.4        8.6                       137.6       8.1
       Illinois                                     84.1        5.6                        91.9       5.4
       Maryland                                     73.6        4.9                        78.2       4.6
       Missouri                                     86.9        5.7                        98.1       5.7
       Texas                                       146.4        9.7                       157.8       9.2
       Washington                                   64.3        4.3                        69.1       4.0
       Other                                       281.6       18.6                       367.2      21.5
                                           --------------------------             --------------------------

       Subtotal                                  1,512.4      100.0   %                 1,708.0     100.0    %
                                                           ==========                            ===========
       Valuation reserve                            (8.0)                                 (29.1)
                                           ---------------                        --------------
       Total                           $         1,504.4                     $          1,678.9
                                           ===============                        ==============

                                                                                      PREDECESSOR'S BASIS
                                                                                  --------------------------
                                                      2000                                   1999
                                           --------------------------             --------------------------
                                                             PERCENT                                PERCENT
                                              CARRYING            OF                 CARRYING            OF
                                                 VALUE         TOTAL                    VALUE         TOTAL
                                           --------------------------             --------------------------
       Property type:
           Apartment                   $            61.0        4.0   %      $            143.0       8.4    %
           Retail                                  456.6       30.2                       490.8      28.7
           Office building                         565.4       37.4                       604.6      35.4
           Industrial                              359.0       23.8                       391.6      22.9
           Other commercial                         70.4        4.6                        78.0       4.6
                                           --------------------------             --------------------------

       Subtotal                                  1,512.4      100.0   %                 1,708.0     100.0    %
                                                           ==========                            ===========
       Valuation reserve                            (8.0)                                 (29.1)
                                           ---------------                        --------------

       Total                           $         1,504.4                     $          1,678.9
                                           ===============                        ==============

An impaired loan is measured by comparison of the net book value of the loan to the present value of expected future cash flows or, alternatively, the observable market price or the fair value of the collateral.

Mortgage loans which have been non-income producing for the preceding twelve months were $8.7 million and $6.5 million at December 31, 2000 and 1999, respectively. At December 31, 2000 and 1999, the recorded investment in mortgage loans that were considered impaired was $100.6 million and $48.8 million, respectively, with related allowances for credit losses of $8.0 million and $4.0 million, respectively. The average recorded investment in impaired loans during 2000 and 1999 was $78.3 million and $74.8 million, respectively.

General American Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements - (Continued)

For the years ended December 31, 2000, and 1999, the Company recognized $7.2 million, and $3.6 million, respectively, of interest income on those impaired loans, which included $7.2 million, and $3.6 million, respectively, of interest income recognized using the cash basis method of income recognition.

As of December 31, 2000, the Company has outstanding fixed rate commercial mortgage loan commitments totaling $16 million with a market value of $16 million at rates ranging from 1.5% to 2.5% over the United States Treasury rate. There are no variable rate commitments.

SECURITIES LENDING
In 2000, the Company did not participate in a securities lending program. In 1999, the Company participated in a securities lending program. In the Company's agreements, collateral was held on certain fixed maturity securities loaned to other institutions through a lending agreement. The minimum collateral on securities loaned was 102% of the market value of the loaned securities, marked to market daily. The Company retained full ownership of the loaned securities and was indemnified by the lending agent in the event a borrower became insolvent or failed to return the securities. The amount on loan at December 31, 1999 was $60.3 million and was appropriately collateralized.

DERIVATIVES
The table below provides a summary of the carrying value, notional amount and current market or fair value of derivative financial instruments held at December 31, 2000 and 1999 (in millions):

                                                                                              PREDECESSOR'S BASIS
                                                                              ----------------------------------------------------
                                              2000                                                   1999
                       ---------------------------------------------------    ----------------------------------------------------
                                                       CURRENT MARKET                                         CURRENT MARKET
                                                        OR FAIR VALUE                                          OR FAIR VALUE
                        CARRYING      NOTIONAL     -----------------------     CARRYING     NOTIONAL      ------------------------
                          VALUE        AMOUNT       ASSETS     LIABILITIES      VALUE        AMOUNT        ASSETS      LIABILITIES
                       ----------     --------     --------    -----------    ----------    ---------     ---------    -----------
  Interest rate
   swaps            $       37.9  $    1,142.7 $      37.9  $           -  $     (33.8)  $   1,507.0  $        -    $       (33.8)
  Exchange traded
   options                   0.6           4.2         0.7            0.1          -             -             -              -
                       ----------     --------     --------    -----------    ----------    ---------     ---------    -----------

  Total
   contractual
   commitments      $       38.5   $   1,146.9  $     38.6  $         0.1  $     (33.8)  $   1,507.0   $       -    $       (33.8)
                       ==========     ========     ========    ===========    ==========    =========     =========    ===========

The following is a schedule of the notional amounts by derivative type and strategy at December 31, 2000 and 1999:

                                          DECEMBER 31, 1999                        TERMINATIONS/       DECEMBER 31, 2000
                                           NOTIONAL AMOUNT         ADDITIONS         MATURITIES         NOTIONAL AMOUNT
                                        ----------------------    ------------     ---------------    ---------------------
BY DERIVATIVE TYPE
Interest rate swaps                  $         1,507.0         $       -       $          (364.3)  $               1,142.7
Exchange traded options                            -                      8.1               (3.9)                      4.2
                                        ----------------------    ------------     ---------------    ---------------------
  Total contractual commitments      $         1,507.0         $          8.1  $          (368.2)  $               1,146.9
                                        ======================    ============     ===============    =====================


BY STRATEGY
Liability hedging                    $         1,507.0         $          8.1  $          (368.2)  $               1,146.9

General American Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements - (Continued)

The following table presents the notional amounts of derivative financial instruments by maturity at December 31, 2000:

                                                                      REMAINING LIFE
                                 -----------------------------------------------------------------------------------------
                                               AFTER ONE YEAR
                                 ONE YEAR       THROUGH FIVE        AFTER FIVE YEARS       AFTER TEN
                                  OR LESS           YEARS          THROUGH TEN YEARS         YEARS              TOTAL
                                 ----------    ----------------    -------------------    ------------      --------------
Interest rate swaps           $      145.7  $            429.5  $               267.5  $        300.0  $          1,142.7
Exchange traded options                4.2                 -                      -               -                   4.2
                                 ----------    ----------------    -------------------    ------------      --------------
Total contractual
  commitments                 $      149.9  $            429.5  $               267.5  $        300.0  $          1,146.9
                                 ==========    ================    ===================    ============      ==============

(4)  FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties. The following table presents the carrying amounts and estimated fair values of the Company's financial instruments at December 31, 2000 and 1999 (in millions). Refer to Note 3 for the estimated fair values of the Company's derivative instruments.

                                                                                               PREDECESSOR'S BASIS
                                                                                        ----------------------------------
                                                            2000                                      1999
                                              ----------------------------------        ----------------------------------
                                                                      ESTIMATED                                 ESTIMATED
                                                    CARRYING               FAIR              CARRYING                FAIR
                                                       VALUE              VALUE                 VALUE               VALUE
                                              ---------------     --------------        --------------     ---------------
Assets:
    Fixed maturities                       $         8,507.1   $        8,507.1      $        6,826.1   $         6,826.1
    Equity securities                                   37.8               37.8                  49.3                49.3
    Mortgage loans on real estate                    1,504.4            1,572.7               1,678.9             1,691.7
    Policy loans                                     2,367.9            2,367.9               2,243.9             2,243.9
    Short-term investments                              55.4               55.4                 292.4               292.4
    Other invested assets                            1,004.1            1,004.1                 804.1               804.1
    Separate account assets                          6,948.1            6,948.1               6,892.0             6,892.0
    Mortgage loan commitments                              -               16.0                   -                  67.0
Liabilities:

    Policyholder account balances
       relating to investment contracts              5,467.7            5,658.0               5,179.4             5,279.8
    Long-term debt and
       notes payable                                   306.8              315.4                 223.4               216.6
    Separate account liabilities                     6,948.1            6,948.1               6,892.0             6,892.0

(5)  REINSURANCE

The Company is a reinsurer to the life and health industry. The effect of reinsurance on premiums and other considerations is as follows (in millions):

                                                                                                        PREDECESSOR'S
                                                                                                            BASIS
                                                                            ------------------        ------------------
                                                                                  2000                      1999
                                                                            ------------------        ------------------
Direct                                                                   $            964.1        $          1,139.5
Assumed                                                                             1,771.4                   1,667.7
Ceded                                                                                (543.3)                   (416.4)
                                                                            ------------------        ------------------

Net insurance premiums and other considerations                          $          2,192.2        $          2,390.8
                                                                            ==================        ==================

Reinsurance recoveries netted against policyholder benefits              $            116.8        $            216.2
                                                                            ==================        ==================

General American Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements - (Continued)

Reinsurance recoverables, included in premiums and other receivables, were $451 million and $813 million at December 31, 2000 and 1999 respectively. Reinsurance and ceded commissions payables, included in other liabilities, were $50 million and $54 million at December 31,2000 and 1999, respectively.

(6)  FEDERAL INCOME TAXES

Income tax expense (benefit) attributable to income from continuing operations consists of the following (in millions):

                                                                                                        PREDECESSOR'S
                                                                                                            BASIS
                                                                            ------------------        ------------------
                                                                                  2000                      1999
                                                                            ------------------        ------------------
Current income tax expense (benefit):
    - U.S.                                                               $              2.9        $            (35.5)
    - Foreign                                                                          (0.8)                     11.9
                                                                            ------------------        ------------------
  Total current                                                                         2.1                     (23.6)

Deferred income tax expense (benefit):
    - U.S.                                                                             46.2                     (67.5)
    - Foreign                                                                          10.7                       7.6
                                                                            ------------------        ------------------
   Total deferred                                                                      56.9                     (59.9)
                                                                            ------------------        ------------------

Provision for income taxes                                               $             59.0        $            (83.5)
                                                                            ==================        ==================

Income tax expense attributable to income from operations differed from the amounts computed by applying the U.S. federal income tax rate of 35% to pre-tax income as a result of the following (in millions):

                                                                                                        PREDECESSOR'S
                                                                                                            BASIS
                                                                            ------------------        ------------------
                                                                                  2000                      1999
                                                                            ------------------        ------------------
Computed "expected" tax expense (benefit)                                $             59.1        $            (82.8)
Increase (decrease) in income tax resulting from:
     Foreign tax rate in excess of U.S. tax rate                                        0.5                       1.0
     Tax preferred investment income                                                    1.8                      (4.3)
     Tax credits                                                                       (7.0)                     (7.1)
     State tax net of federal benefit                                                  (0.2)                      1.7
     Corporate owned life insurance                                                    (4.4)                     (3.3)
     Goodwill amortization                                                              4.1                       1.9
     Difference in book vs. tax basis in domestic subsidiaries                          -                         1.6
     Valuation allowance for loss carryforwards                                        (0.4)                      5.7
     Capitalized acquisition costs                                                      0.5                       2.4
     Sale of subsidiaries                                                               4.6                       -
     Other, net                                                                         0.4                      (0.3)
                                                                            ------------------        ------------------

Provision for income taxes                                               $             59.0        $            (83.5)
                                                                            ==================        ==================

General American Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements - (Continued)

Total income taxes were allocated as follows (in millions):

                                                                                                        PREDECESSOR'S
                                                                                                            BASIS
                                                                            ------------------        ------------------
                                                                                  2000                      1999
                                                                            ------------------        ------------------
Provision for income taxes from continuing operations                    $             59.0        $            (83.5)
Income tax from policyholders' surplus:

        Unrealized holding gain or loss on debt and equity securities
           recognized for financial reporting purposes                                 41.4                    (237.0)
        Foreign currency translation                                                   (8.8)                      7.8
        Other                                                                          (0.1)                     (2.4)
                                                                                                      ------------------
                                                                            ------------------

Provision for income taxes                                               $             91.5        $           (315.1)
                                                                            ==================        ==================

The tax effects of temporary differences that give rise to significant portions of deferred tax assets and liabilities as of December 31, 2000 and 1999 are presented below (in millions):

                                                                                                        PREDECESSOR'S
                                                                                                            BASIS
                                                                                                      ------------------
                                                                                  2000                      1999
                                                                            ------------------        ------------------
Deferred tax assets:
    Reserve for future policy benefits                                   $            1.6         $           158.9
    Employee benefits                                                                35.0                      41.5
    Investments                                                                     106.1                      46.2
    Net operating loss carryovers                                                   149.7                      57.2
    Unrealized loss on investments                                                    -                       163.9
    Other, net                                                                      120.9                      95.5
                                                                            ------------------        ------------------

Gross deferred tax assets                                                           413.3                     563.2
    Less valuation allowance                                                          8.2                       7.2
                                                                            ------------------        ------------------

Total deferred tax assets after valuation allowance                      $          405.1         $           556.0
                                                                            ==================        ==================

Deferred tax liabilities:
    Deferred acquisition costs                                           $          397.7         $           237.6
    Unrealized gain on investments                                                    6.9                       -
    Other, net                                                                       71.4                     120.7
                                                                            ------------------        ------------------

Total deferred tax liabilities                                                      476.0                     358.3
                                                                            ------------------        ------------------

Net deferred tax liability (asset)                                       $           70.9         $          (197.7)
                                                                            ==================        ==================

The Company has not recognized a deferred tax liability for the undistributed earnings of its wholly owned domestic and foreign subsidiaries because the Company currently does not expect those unremitted earnings to become taxable to the Company in the foreseeable future. This is due to the fact that the unremitted earnings will not be repatriated in the foreseeable future, or because those unremitted earnings that may be repatriated will not be taxable through the application of tax planning strategies that management would utilize. The Company believes that it is more likely than not that the deferred tax assets established will be realized except for the amount of the valuation allowance. As of December 31, 2000, and 1999, a valuation allowance for

General American Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements - (Continued)

deferred tax assets of approximately $8.2 million and $7.2 million respectively, was provided on the capital losses of RGA, Inc., the net operating losses of RGA's Australian, Argentine, South African and UK subsidiaries, and Krisman's Mexican subsidiary. At December 31, 2000, the Company's subsidiaries had net operating loss carryforwards of $401.5 million. The remaining net operating losses are expected to be utilized during the period allowed for carryforwards.

The Company has been audited by the Internal Revenue Service for the years through and including 1994. The Company is being audited for the years 1995-1999. The Company believes that any adjustments that might be required for open years will not have a material effect on the Company's consolidated financial statements. During 2000 and 1999 the Company (received refunds of)/paid taxes totaling approximately ($67.7) million and $77.0 million, respectively. The Company is party to a written tax sharing agreement.

(7)  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

A summary of the policy acquisition costs and value of business acquired which were deferred and amortized is as follows (in millions):

                                                                                                        PREDECESSOR'S
                                                                                                            BASIS
                                                                                                      ------------------
                                                                                  2000                      1999
                                                                            ------------------        ------------------
Balance at beginning of year                                             $          1,566.4        $            773.8
Deferred                                                                              254.8                     324.6
Amortized                                                                            (199.7)                   (222.9)
Interest credited                                                                      53.4                      60.5
Amortization relating to net realized investment gains (losses)                       (28.3)                      8.4
Amortization relating to change in unrealized (gain) loss on
    investments available-for-sale                                                    (58.3)                    341.7
                                                                            ------------------        ------------------

Balance at end of year                                                   $          1,588.3        $          1,286.1
                                                                            ==================        ==================

(8)  ASSOCIATE BENEFIT PLANS AND POSTRETIREMENT BENEFITS

The Company has a defined benefit plan covering substantially all associates. The benefits are based on years of service and each associate's compensation level. The Company's funding policy is to contribute annually the maximum amount deductible for federal income tax purposes. Contributions provide for benefits attributed to service to date and for those expected to be earned in the future.

Associates of the Company also are offered several non-qualified, defined benefit, and defined contribution plans for directors and management associates. The plans are unfunded and are deductible for federal income tax purposes when the benefits are paid. Effective April 30, 1999, the liabilities that relate to these plans are managed at GenAmerica Management Corporation, a subsidiary of GenAmerica. The Company recognized expense of $3.2 million and $12.9 million for the years ended December 31, 2000, and 1999, respectively, related to these plans.

In addition to pension benefits, the Company provides certain health care and life insurance benefits for retired employees. Substantially all employees may become eligible for these benefits if they reach retirement age while working for the Company. Alternatively, retirees may elect certain prepaid health care benefit plans.

The Board of Directors has adopted an associate incentive plan applicable to full-time salaried associates with at least one year of service.
Contributions to the plan are determined annually by the Board of Directors and are

General American Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements - (Continued)

based upon salaries of eligible associates. Full vesting occurs after five years of continuous service. The Company's contribution to the plan was $11.6 million and $4.3 million for the years ended December 31, 2000 and 1999, respectively.

At December 31, 2000, associate incentive plan assets were invested 34.6% in the General Account, 33.5% in the S&P 500 Stock Fund, 8.9% in the Balanced Fund, 7.8% in the Small-Cap Stock Fund, 6.4% in the Growth Opportunities Fund, 3.7% in the Money Market Fund, 3.3% in the Foreign Fund, and 1.8% in the Bond Market Fund. At December 31, 1999, associate incentive plan assets were invested 35.3% in the General Account, 35.3% in the S&P 500 Stock Fund, 7.4% in the Balanced Fund, 7.7% in the Small-Cap Stock Fund, 7.5% in the Growth Opportunities Fund, 2.3% in the Money Market Fund, 2.9% in the Foreign Fund, and 1.6% in the Bond Market Fund. These assets are invested in General American separate accounts and held in a trust by an unrelated third party administrator.

The following tables summarize the Company's associate benefit plans and postretirement benefits (in millions):

                                                          PENSION BENEFITS                              OTHER BENEFITS
                                                -------------------------------------        -------------------------------------
                                                                       PREDECESSOR'S                              PREDECESSOR'S
                                                                           BASIS                                      BASIS
                                                -------------        ----------------        -------------       -----------------
                                                    2000                  1999                   2000                  1999
                                                -------------        ----------------        -------------       -----------------
Change in benefit obligation:

    Benefit obligation at beginning of year  $        159.9      $         149.1         $          37.3      $         45.7
    Service cost                                        6.6                  6.5                     0.9                 1.7
    Interest cost                                      11.7                 10.3                     2.6                 2.8
    Participant contributions                           -                    -                       -                   0.2
    Plan amendments                                    (1.8)                 0.3                     0.1                 -
    Curtailments                                        0.2                  2.4                     -                   -
    Special termination benefits                        0.9                  1.2                     0.2                 -
    Benefits paid                                      (7.9)                (8.0)                   (2.0)               (1.9)
    Actuarial (gain) loss                               0.7                 (1.9)                   (2.5)               (7.8)
                                                -------------        ----------------        -------------       -----------------

Benefit obligation at end of year                     170.3                159.9                    36.6                40.7
                                                -------------        ----------------        -------------       -----------------

Change in plan assets:
    Fair value of plan assets at
         Beginning of year                            179.4                174.8                     -                   -
    Actual return on plan assets                        1.6                 10.5                     -                   -
    Employer contributions                              2.2                  2.1                     2.0                 1.7
    Associates contributions                            -                    -                       0.3                 0.2
    Benefits paid                                      (7.9)                (8.0)                   (2.3)               (1.9)
                                                -------------        ----------------        -------------       -----------------
Fair value of plan assets at end of year     $        175.3      $         179.4         $           -        $          -
                                                =============        ================        =============       =================

                                                                                                            (Continued)





                                     25


General American Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements - (Continued)


                                                          PENSION BENEFITS                              OTHER BENEFITS
                                                --------------------------------------        ------------------------------------
                                                                      PREDECESSOR'S                                PREDECESSOR'S
                                                                          BASIS                                        BASIS
                                                                     -----------------                            ----------------
                                                     2000                  1999                   2000                 1999
                                                ---------------      -----------------        -------------       ----------------
Reconciliation of funded status:
    Funded status                            $            5.0      $          19.4        $         (36.6)     $            (40.7)
    Unrecognized actuarial gain                          14.7                (12.3)                  (2.3)                   (9.6)
    Unrecognized transition obligation                    -                    0.2                    -                      13.4
    Unrecognized prior service cost                      (1.6)                (0.3)                   -                       -
                                                ---------------      -----------------        -------------       ----------------

Net amount recognized at end of year                     18.1                  7.0                  (38.9)                  (36.9)
                                                ---------------      -----------------        -------------       ----------------
Amounts recognized in the statement of
  financial position consist of:
      Prepaid benefit cost                               61.0                 40.6                    -                       -
      Accrued benefit liability                         (43.4)               (38.2)                 (38.9)                  (36.9)
      Intangible asset                                    -                    0.1                    -                       -
      Accumulated other comprehensive loss                0.5                  4.5                    -                       -
                                                ---------------      -----------------        -------------       ----------------

Net amount recognized at end of year         $           18.1      $           7.0        $         (38.9)     $            (36.9)
                                                ===============      =================        =============       ================

Other comprehensive loss attributable to
    change in additional minimum liability
    recognition                              $            0.5      $           0.3        $           -        $              -
                                                ===============      =================        =============       ================


                                                                                                             (Continued)



                                     26


General American Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements - (Continued)

                                                          PENSION BENEFITS                              OTHER BENEFITS
                                                -------------------------------------        -------------------------------------
                                                                      PREDECESSOR'S                                PREDECESSOR'S
                                                                          BASIS                                        BASIS
                                                                     ----------------                             ----------------
                                                    2000                   1999                  2000                   1999
                                                -------------        ----------------        -------------        ----------------
Additional year-end information for
    plans with benefit obligations in
    excess of plan assets:
      Benefit obligation                     $         51.5      $          47.6          $        36.6       $         40.7

Additional year-end information for
    pension plans with accumulated
    benefit obligations in excess of plan
    assets:
      Projected benefit obligation                     43.0                 40.5                     -                    -
      Accumulated benefit obligation                   38.8                 37.8                     -                    -
      Fair value of plan assets                          -                   0.1                     -                    -

Components of net periodic benefit cost:
      Service cost                                      6.6                  6.5                    0.9                  1.7
      Interest cost                                    11.7                 10.3                    2.6                  2.8
      Expected return on plan assets                  (15.8)               (15.3)                    -                    -
      Amortization of prior service cost               (0.2)                (0.1)                    -                    -
      Amortization of transitional
         obligation                                      -                   0.1                     -                   1.0
      Recognized actuarial loss (gain)                   -                   0.6                   (0.2)                (0.1)
                                                -------------        ----------------        -------------        ----------------

    Net periodic benefit cost                $          2.3      $           2.1          $         3.3       $          5.4
                                                =============        ================        =============        ================
Additional loss recognized due to:
    Curtailment                              $          0.2      $           2.3          $          -        $           -
    Special termination benefit                         0.9                  1.4                    0.3                   -
Weighted-average assumptions as of
    December 31:
      Discount rate                                    7.50%                7.50%                  7.50%                7.50%
      Expected long-term rate of return on
         plan assets                                   9.00%                9.00%                    -                    -
      Rate of compensation increase
         (qualified plan)                              4.95%                4.95%                    -                    -

ASSUMED HEALTH CARE COST TREND: For measurement purposes, a 6.5% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2000. The assumed rate is to decrease gradually to 5% through 2003 and remain at that level thereafter.

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plan. A one-percentage point change in assumed health care cost trend rates would have the following effects (in millions):

                                                         One Percentage                    One Percentage
                                                         Point Increase                    Point Decrease
                                                         --------------                    --------------
Effect on total service and interest cost
    components for 2000                                       $0.5                              $(0.4)

Effect on end of year 2000
    postretirement benefit obligation                         $4.5                              $(3.3)

General American Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements - (Continued)

(9)  DEBT

                                                                                                   Face value
                                                                                               as of December 31,
                                                                                               ------------------
Description                                     Rate                Maturity                   2000             1999
-----------                                     ----                --------                   ----             ----
Long-term debt:
    General American surplus note              7.625%             January 2024                $107.0           $107.0
    RGA senior note                            7.250%               April 2006                 100.0            100.0
    RGA revolving credit facility              7.070%                 May 2003                  80.0             24.5
    RGA revolving credit facility              6.670%                 May 2003                   8.8             --
Notes payable RGA Australia Hldgs.             6.540%            December 2005                   9.5              9.5
                                                                                               -----            -----

Total long-term debt and notes payable                                                        $305.3           $241.0
                                                                                               =====            =====

The difference between the face value of debt and the carrying value per the consolidated balance sheets is unamortized discount.

General American's surplus note pays interest on January 15 and July 15 of each year. The note is not subject to redemption prior to maturity. Payment of principal and interest on the note may be made only with the approval of the Missouri Director of Insurance.

The RGA senior note pays interest semiannually on April 1 and October 1. The ability of RGA to make debt principal and interest payments as well as make dividend payments to shareholders is ultimately dependent on the earnings and surplus of its subsidiaries and the investment earnings on the undeployed debt proceeds. The transfer of funds from the insurance subsidiaries to RGA is subject to applicable insurance laws and regulations. Principal repayments on the RGA revolving credit facilities are due May 2003 and are expected to be renewed under the terms of the line of credit. This agreement contained various restrictive covenants which primarily pertain to limitations on the quality and types of investments, minimum requirements of net worth, and minimum rating requirements.

As of December 31, 2000, the Company was in compliance with all covenants under its debt agreements.

(10) COMPREHENSIVE INCOME

The components of comprehensive income, other than net income, are as follows (in millions):

                                                                                            2000
                                                                      -------------------------------------------------
                                                                                             TAX              NET-
                                                                        BEFORE-TAX        (EXPENSE)          OF-TAX
                                                                          AMOUNT           BENEFIT           AMOUNT
                                                                      ---------------  ---------------  ----------------
Foreign currency translation adjustments                           $         (14.2)  $          3.9   $        (10.3)
Unrealized gains on securities:
  Unrealized holding gains arising during period                              88.6            (38.3)            50.3
    Less: Reclassification adjustment for gains realized
       in net income                                                          40.1            (16.1)            24.0
                                                                      ---------------  ---------------  ----------------
         Net unrealized gains on securities                                   48.5            (22.2)            26.3
Minimum benefit liability                                                      -                -                -
                                                                      ---------------  ---------------  ----------------
         Total other comprehensive income                          $          34.3   $        (18.3)  $         16.0
                                                                      ===============  ===============  ================



                                     28


General American Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements - (Continued)

-----------------------------------------------------------------------------------------------------------------------

                                                                                    PREDECESSOR'S BASIS
                                                                      -------------------------------------------------
                                                                                            1999
                                                                      -------------------------------------------------
                                                                                             TAX              NET-
                                                                        BEFORE-TAX        (EXPENSE)          OF-TAX
                                                                          AMOUNT           BENEFIT           AMOUNT
                                                                      ---------------  ---------------  ----------------
Foreign currency translation adjustments                           $          19.5   $         (6.8)  $         12.7
Unrealized losses on securities:
    Unrealized holding losses arising during period                         (753.1)           266.9           (486.2)
    Less: Reclassification adjustment for losses realized
       in net income                                                        (233.5)            81.5           (152.0)
                                                                      ---------------  ---------------  ----------------
         Net unrealized losses on securities                                (519.6)           185.4           (334.2)
Minimum benefit liability                                                     (1.0)             1.3              0.3
                                                                      ---------------  ---------------  ----------------
         Total other comprehensive loss                            $        (501.1)  $        179.9   $       (321.2)
                                                                      ===============  ===============  ================

    The following schedule reflects the change in net accumulated other comprehensive (loss) income for the periods ending December 31, 2000 and 1999 (in millions):

                                                                         BALANCE                           BALANCE
                                                                          AS OF            CURRENT          AS OF
                                                                        JANUARY 1,         PERIOD          DECEMBER
                                                                           2000            CHANGE          31, 2000
                                                                      ---------------  ---------------  ---------------
Foreign currency adjustments                                       $           -     $        (10.3)  $        (10.3)
Unrealized gains on securities                                                 -               26.3             26.3
                                                                      ---------------  ---------------  ---------------

       Total accumulated other comprehensive income                $           -     $         16.0   $         16.0
                                                                      ===============  ===============  ===============

                                                                                     PREDECESSOR'S BASIS
                                                                      ---------------------------------------------------
                                                                         BALANCE                            BALANCE
                                                                          AS OF            CURRENT           AS OF
                                                                        JANUARY 1,         PERIOD           DECEMBER
                                                                           1999            CHANGE           31, 1999
                                                                      ---------------  ---------------  -----------------
Foreign currency adjustments                                       $         (32.9)  $         12.7   $        (20.2)
Unrealized gains (losses) on securities                                       88.5           (334.2)          (245.7)
Minimum benefit liability                                                     (2.7)             0.3             (2.4)
                                                                      ---------------  ---------------  -----------------
       Total accumulated other comprehensive income (loss)
                                                                   $          52.9   $       (321.2)  $       (268.3)
                                                                      ===============  ===============  =================

(11) REGULATORY MATTERS

The Company and its insurance subsidiaries are subject to financial statement filing requirements in their respective state of domicile, as well as the states in which they transact business. Such financial statements, generally referred to as statutory financial statements, are prepared on a basis of accounting which varies in some respects from GAAP. Statutory accounting practices include: (1) charging of policy acquisition costs to

General American Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements - (Continued)

income as incurred; (2) establishment of a liability for future policy benefits computed using required valuation standards; (3) nonprovision of deferred federal income taxes resulting from temporary differences between financial reporting and tax bases of assets and liabilities; (4) recognition of statutory liabilities for asset impairments and yield stabilization on fixed maturity dispositions prior to maturity with asset valuation reserves based on statutorily determined formulas; and (5) valuation of investments in bonds at amortized cost.

Combined net income and policyholders' surplus of the Company and its consolidated insurance subsidiaries, for the years ended and at December 31, 2000 and 1999, as determined in accordance with statutory accounting practices, are as follows (in millions):

                                                    2000                  1999
                                               ---------------      -----------------
        Net loss                             $         (42.1)    $         (190.8)
        Policyholders' surplus                         986.2                741.3

For the years ended December 31, 2000 and 1999, the Company has recorded the equity in earnings of subsidiaries on a statutory basis to reflect such earnings as a direct charge or credit to surplus, and not a component of investment income.

Under Risk-Based Capital ("RBC") requirements, the Company and its insurance subsidiaries are required to measure their solvency against certain parameters. As of December 31, 2000, the Company's insurance subsidiaries exceeded the established RBC minimums. In addition, the Company's insurance subsidiaries exceeded the minimum statutory capital and surplus requirements of their respective states of domicile.

The Company and its insurance subsidiaries are subject to limitations on the payment of dividends to their parents. Generally, dividends during any year may not be paid without prior regulatory approval, in excess of the lessor of (and with respect to life and health subsidiaries in Missouri, in excess of the greater of): (a) ten percent of the insurance subsidiaries' statutory surplus as of the preceding December 31 or (b) the insurance subsidiaries' statutory gain from operations for the preceding year. As of December 31, 2000, the Company could pay GenAmerica a stockholder dividend of $98 million without prior approval of the Department.

(12) PARTICIPATING POLICIES AND DIVIDENDS TO POLICYHOLDERS

Over 16.4% and 18.9% of the Company's business in force relates to participating policies as of December 31, 2000 and 1999, respectively. These participating policies allow the policyholders to receive dividends based on actual interest, mortality, and expense experience for the related policies. These dividends are distributed to the policyholders through an annual dividend, using current dividend scales which are approved by the Board of Directors.

(13)  CONTINGENT LIABILITIES

The Company was named as defendant in the following purported class action lawsuits: Chain v. General American Life Insurance Company (filed in the U.S. District Court for the Northern District of Mississippi in 1996); Newburg Trust v. General American Life Insurance Company (filed in the U.S. District Court for the District of Massachusetts in 1996); and Ludwig, Sippil, DAllesandro and Cunningham v. General American Life Insurance Company (filed in the U.S. District Court for the Southern District of Illinois in 1997). These lawsuits allege that the Company engaged in deceptive sales practices in connection with the sale of certain life insurance policies. Although the claims asserted in each lawsuit are not identical, the plaintiffs seek unspecified actual and punitive damages under similar claims, including breach of contract, fraud, intentional or negligent misrepresentation, breach of fiduciary duty and unjust enrichment. These three cases have been consolidated with one individual case in the United States District Court for the Eastern District of Missouri (the "District

General American Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements - (Continued)

Court"). The case involves approximately 250,000 life insurance policies sold during the period January 1, 1982 through December 31, 1996. The Company has reached a settlement with counsel for plaintiffs which resolves all matters concerning the relief for the class. This settlement will provide certain enhanced policy values and benefits for class members as well as a procedure for the submission and evaluation of individual claims. The class has been certified and after a fairness hearing the Court approved the settlement. Implementation of the settlement has not begun because an objector has filed a notice of appeal of the Court's ruling. It is expected that this appeal will be resolved without the need for any significant modification of the settlement. There is, however, no agreement on the attorney's fees or expenses of class counsel. This issue will be decided by the District Court in a ruling which will have no impact on the terms of the settlement agreement. The Company expects that the approximate cost of the settlement will be $55 million, not including legal fees and costs of plaintiffs' counsel. Approximately 700 class members have elected to exclude themselves from the settlement. The Company is a defendant in approximately thirty opt-out lawsuits involving sales practices claims.

In addition to the matters discussed above, the Company is involved in pending and threatened litigation in the normal course of its business. While the outcome of these matters cannot be predicted with certainty, at the present time and based on information currently available, management does not believe that the Company's liability arising from pending or threatened litigation will have a material adverse affect on the Company's financial condition or results of operations.

(14) RELATED PARTY TRANSACTIONS

In January 2000, GenAmerica contributed NaviSys, which had a value of $27.2 million, to GenAm Holding Company, a subsidiary of the Company.

In 1999, GenAmerica made capital contributions to the Company of $38.0 million, $10.1 million of NaviSys equity, and $20.0 million of NaviSys bonds. The $38.0 million contribution consisted of a promissory note from ARM, and was expensed by the Company after it was forgiven under a settlement agreement.

The following related party transactions occurred in the connection with MetLife's acquisition of GenAmerica.

         The Company paid $40 million to MetLife during 1999 which was returned to GAMHC at the closing on January 6, 2000. This transaction was recorded as a dividend by the Company to GAMHC in the accompanying financial statements.

         GenAmerica contributed $15 million and $300 million of capital to the Company on June 30 and December 26, 2000, respectively.

         MetLife is to indemnify GAMHC for tax refunds attributable to the 1999 tax year per the stock purchase agreement. At December 31, 1999, the Company had a $85.8 million accrued tax receivable. During 2000, MetLife paid the Company $77.4 million in two installments. The first payment was made in February 2000 for $33.7 million and the second payment was made in December 2000 for $43.7 million. In addition, GAMHC is to indemnify MetLife for certain tax liabilities relating to prior years.

         During 1999, the Company paid and expensed approximately $20 million to MetLife as consideration for MetLife's willingness to accept the funding agreement business of the Company as described in Note 1.

         During 1999, GenAmerica paid and expensed $12 million of investment advisory fees related to its acquisition, for which GAMHC and GenAmerica were jointly and severably liable. No costs were incurred in 2000.

General American Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements - (Continued)

RGA also has reinsurance transactions between MetLife and certain of its subsidiaries. Under these agreements, RGA reflected net assumed premiums of approximately $110 million and $108 million in 2000 and 1999, respectively. The earned premiums reflect the net of business assumed from and ceded to MetLife and its subsidiaries. The pre-tax underwriting gain on this business was approximately $17.2 million and $12 million in 2000 and 1999, respectively.

PART II

UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities and Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that section.

RULE 484 UNDERTAKING

Section 351.355 of the Missouri General and Business Corporation Law, in brief, allows a corporation to indemnify any person who is a party or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation. When any person was or is a party or is threatened to be made a party in an action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the Fact that he is or was a director, officer, employee, or agent of the corporation, indemnification may be paid unless such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation. In the event of such a determination indemnification is allowed if a court determines that the person is fairly and reasonably entitled to indemnity. A corporation has the power to give any further indemnity to any person who is or was a director, officer, employee, or agent, provided for in the articles of incorporation or as authorized by any by-law which has been adopted by vote of the shareholders, provided that no such indemnity shall indemnify any person's conduct which was finally adjudged to have been knowingly fraudulent, deliberately dishonest, or willful misconduct.

In accordance with Missouri law, General American's Board of Directors, at its meeting on 19 November 1987, and the policyholders of General American at the annual meeting held on 26 January 1988, adopted the following resolutions:

         "BE IT RESOLVED THAT

         1. The company shall indemnify any person who is, or was a director, officer, or employee of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against any and all expenses (including attorneys' fees), judgments, fines, and amounts paid in settlement, actually and reasonably incurred by him or her in connection with any civil, criminal, administrative, or investigative action, proceeding, or claim (including an action by or in the right of the company), by reason of the fact that he or she was serving in such capacity if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the company; provided that such person's conduct is not finally adjudged to have been knowingly fraudulent, deliberately dishonest, or willful misconduct.

         2. The indemnification provided herein shall not be deemed exclusive of any other rights to which a director, officer, or employee may be entitled under any agreement, vote of policyholders or disinterested directors, or otherwise, both as to action in his or her official capacity and as to action in another capacity which holding such office, and shall continue as to a person who has ceased to be a director, officer, or employee and shall inure to the benefit of the heirs, executors and administrators of such a person."

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

REPRESENTATIONS PURSUANT TO SECTION 26(E)

General American Life Insurance Company hereby represents that the fees and charges deducted under the Policies described in the prospectus are, in the aggregate, reasonable in relation to the services rendered, the expenses expected, and the risks assumed by General American Life Insurance Company.

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following Papers and Documents:

         The facing sheet.

         Variable Universal Life 98 Prospectus, consisting of 74 pages.

         The undertaking to file reports required by Section 15(d) of the 1934 Act.

         The undertaking pursuant to Rule 484 of the 1933 Act.

         Representations pursuant to Section 26(e) of the 1940 Act. The signatures.

1. The following exhibits (which correspond in number to the numbers under paragraph A of the instructions for exhibits to Form N-8B-2):
         (1) Resolution of the Board of Directors of General American authorizing establishment of the Separate Account 1
         (2)      Not applicable
         (3)      (a)      Principal Underwriting Agreement 1
                  (b)      Proposed form of Selling Agreement 1
                  (c)      Commission Schedule 1
         (4)      Not applicable
         (5)      Form of Variable Universal Life 98 Policy 2
         (6)      (a)      Amended Charter and Articles of Incorporation of
                           General American 4
                  (b)      Amended and Restated By-Laws of General American 4
         (7)      Not applicable
         (8)      (a)      Form of Agreement to Purchase Shares of General
                           American Capital Company 1

                  (b) Participation Agreement with Variable Insurance Products Fund 5
                  (c) Participation Agreement with Variable Insurance Products II 5

                  (d) Form of Participation Agreement with J.P. Morgan Series Trust II 2
                  (e) Form of Participation Agreement with VanEck Worldwide Insurance Trust 2

                  (f) Form of Shareholder Services Agreement with American Century Variable Portfolios 2

                  (g)      Participation Agreement with SEI Insurance Products
                           Trust 5

                  (h) Participation Agreement with Metropolitan Life Insurance Company 6
                  (i) Participation Agreement with New England Investment Management, Inc. 6

         (9)      Not applicable
         (10)     Form of Application 2



2. Memorandum describing General American's issuance, transfer, and redemption procedures for the Policies and General
         American's procedure for conversion to a fixed benefit policy. 3

3. The following exhibits are numbered to correspond to the numbers in the instructions as to exhibits for Form S-6.

         (1)      See above

         (2)      Opinion of Christopher A. Martin, Counsel of General
                  American 7
         (3)      Not applicable
         (4)      Not applicable
         (5)      Not applicable


[FN]
-------------------
1 Incorporated by reference to Post-Effective Amendment No. 16, File No. 33-10146 (VUL 95), April 28, 2000.
2 Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, File No. 333-53477 (VUL 98), July 31, 1998.

3 Incorporated by reference to the Pre-Effective Amendment No. 16 to the Registration Statement, File No. 33-10146, (VUL 95), April 28, 2000.

4 Incorporated by reference to the initial filing of Registration Statement No. 333-53673 (JSVUL 98), May 27, 1999.

5 Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement, File No. 333-53477 (VUL 98), April 28, 2000.
6 Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, File No. 333-83625 (Destiny), May 1, 2001.
7        Filed herewith.

                                 SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, General American Life Insurance Company and General American Separate Account Eleven represent that this Post-Effective Amendment meets all the requirements for effectiveness under Rule 485(b) of that Act and have duly caused this Registration Statement to be signed on their behalf by the undersigned thereunto duly authorized, and the seal of General American Life Insurance Company to be hereunto affixed and attested, all in the City of St. Louis, State of Missouri, on the 1st day of May 2001.


                                      GENERAL AMERICAN SEPARATE
                                      ACCOUNT ELEVEN (Registrant)

(Seal)                                BY: GENERAL AMERICAN LIFE
                                          INSURANCE COMPANY (for Registrant
                                          and as Depositor)



Attest:   /s/ Matthew P. McCauley     By:   /s/ Kevin C. Eichner
       -----------------------------     --------------------------------------
        Matthew P. McCauley               Kevin C. Eichner
        Secretary                         President and Chief Executive Officer

                                          General American Life
                                          Insurance Company

Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



Signature                                                     Title                               Date
---------                                                     -----                               ----
                                                          Chairman
-----------------------------------
Richard A. Liddy*


                                                          President, Chief                       5/1/01
-----------------------------------                       Executive Officer and
Kevin C. Eichner                                          Director, (Principal
                                                          Executive Officer)

                                                          Vice President                         5/1/01
-----------------------------------                       Controller
Barry C. Cooper                                           (Principal Accounting
                                                          Officer)

                                                          Director
-----------------------------------
James M. Benson*


                                                          Director
-----------------------------------
August A. Busch, III*


                                                          Director
-----------------------------------
William E. Cornelius*


                                                          Director
-----------------------------------
John C. Danforth*


                                                          Director
-----------------------------------
Richard A. Liddy*

                                 II-6




Signature                                                     Title                                Date
---------                                                     -----                                ----
                                                          Director
-----------------------------------
Stewart G. Nagler*


                                                          Director
-----------------------------------
Craig D. Schnuck*


                                                          Director
-----------------------------------
William P. Stiritz*


                                                          Director
-----------------------------------
Andrew C. Taylor*


                                                          Director
-----------------------------------
Robert L. Virgil, Jr.*


                                                          Director
-----------------------------------
Lisa M. Weber*


                                                          Director
-----------------------------------
Virginia V. Weldon*


By        /s/ Christopher A. Martin                                                             5/1/01
    -----------------------------------------
       Christopher A. Martin

* Original powers of attorney authorizing the Registrant's Secretary and Assistant Secretaries as well as Matthew P. McCauley, William L. Hutton, and Christopher A. Martin to sign this Registration Statement and Amendments thereto on behalf of the Board of Directors of General American Life Insurance Company are filed herewith.

The Board of Directors
General American Life Insurance Company


                                              Re: Variable Universal Life 98



We consent to the use of our reports on the financial statements of General American Life Insurance Company dated February 4, 2000, and on the financial statements of the sub-accounts of General American Separate Account Eleven dated February 25, 2000, included herein and to the reference to our firm under the heading "Experts" in the Registration Statement and Prospectus for General American Separate Account Eleven.



                                              /s/ KPMG LLP


St. Louis, Missouri
April 30, 2001

                 Independent Auditors' Report


The Board of Directors of General American Life Insurance Company and Policyholders of General American Separate Account Eleven:

We have audited the statements of operations and changes in net assets of the S&P 500 Index, Money Market, Bond Index, Managed Equity, Asset Allocation, International Index, Mid-Cap Equity, Small-Cap Equity, Equity Income, Growth, Overseas, Asset Manager, High Income, Worldwide Hard Assets, Worldwide Emerging Markets, Multi-Style Equity, Core Bond, Aggressive Equity, Non-US, Income & Growth, International, Value, Bond Portfolio, and Small Company Portfolio Fund Divisions of General American Separate Account Eleven for the two years ended December 31, 1999. These financial statements are the responsibility of the management of General American Separate Account Eleven. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above presents fairly, in all material respects, the results of operations of the S&P 500 Index, Money Market, Bond Index, Managed Equity, Asset Allocation, International Index, Mid-Cap Equity, Small-Cap Equity, Equity Income, Growth, Overseas, Asset Manager, High Income, Worldwide Hard Assets, Worldwide Emerging Markets, Multi-Style Equity, Core Bond, Aggressive Equity, Non-US, Income & Growth, International, Value, Bond Portfolio, and Small Company Portfolio Fund Divisions of General American Separate Account Eleven for the two years ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP

St. Louis, Missouri
February 25, 2000

                 Independent Auditors' Report



The Board of Directors and Member of
General American Life Insurance Company:


We have audited the consolidated balance sheet of General American Life Insurance Company and subsidiaries as of December 31, 1999 and the related consolidated statements of operations, comprehensive income, stockholder equity, and cash flows for each of the years in the two-year period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above presents fairly, in all material respects, the financial position of General American Life Insurance Company and subsidiaries as of December 31, 1999 and the results of their operations and their cash flows for each of the years in the two-year period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.



/s/ KPMG LLP

St. Louis, Missouri
February 4, 2000

The Board of Directors
General American Life Insurance Company


                                               Re: Variable Universal Life 98

We consent to the use in the Post-Effective Amendment No. 4 to Registration Statement No. 333-53477 of General American Separate Account Eleven on Form S-6 of our report dated February 28, 2001 on the financial statements of General American Separate Account Eleven for the year ended December 31, 2000, and our report dated February 22, 2001 on the financial statements of General American Life Insurance Company for the year ended December 31, 2000, both appearing in the Prospectus, which is a part of such Registration Statement, and to the reference to us under heading "Experts", also in such Prospectus.

/s/ DELOITTE & TOUCHE LLP

St. Louis, Missouri
April 30, 2001

                          LIMITED POWER OF ATTORNEY
                      WITH RESPECT TO FILINGS WITH THE
                     SECURITIES AND EXCHANGE COMMISSION


The undersigned Director of General American Life Insurance Company (the "Company") hereby constitutes and appoints the Company's Secretary and Assistant Secretaries as well as William L. Hutton, Esq. and Christopher A. Martin, Esq., and each of them singly, the Director's limited attorneys-in-fact, each with the power of substitution, for him or her in any and all capacities, to sign any registration statement, amendment thereto, or other filing, and to file the same, with exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in-fact, or his or her substitute or substitutes, may do or cause to be done by virtue hereof.




/s/ James M. Benson
----------------------------------------------
James M. Benson



Date:            April 10, 2001
     -----------------------------------------

                          LIMITED POWER OF ATTORNEY
                      WITH RESPECT TO FILINGS WITH THE
                     SECURITIES AND EXCHANGE COMMISSION


The undersigned Director of General American Life Insurance Company (the "Company") hereby constitutes and appoints the Company's Secretary and Assistant Secretaries as well as William L. Hutton, Esq. and Christopher A. Martin, Esq., and each of them singly, the Director's limited attorneys-in-fact, each with the power of substitution, for him or her in any and all capacities, to sign any registration statement, amendment thereto, or other filing, and to file the same, with exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in-fact, or his or her substitute or substitutes, may do or cause to be done by virtue hereof.




  /s/ August A. Busch III
---------------------------------------
August A. Busch III



Date:            7/29/99
     ----------------------------------

                          LIMITED POWER OF ATTORNEY
                      WITH RESPECT TO FILINGS WITH THE
                     SECURITIES AND EXCHANGE COMMISSION


The undersigned Director of General American Life Insurance Company (the "Company") hereby constitutes and appoints the Company's Secretary and Assistant Secretaries as well as William L. Hutton, Esq. and Christopher A. Martin, Esq., and each of them singly, the Director's limited attorneys-in-fact, each with the power of substitution, for him or her in any and all capacities, to sign any registration statement, amendment thereto, or other filing, and to file the same, with exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in-fact, or his or her substitute or substitutes, may do or cause to be done by virtue hereof.




  /s/ William E. Cornelius
-------------------------------------------
William E. Cornelius



Date:              7/22/99
     --------------------------------------

                          LIMITED POWER OF ATTORNEY
                      WITH RESPECT TO FILINGS WITH THE
                     SECURITIES AND EXCHANGE COMMISSION


The undersigned Director of General American Life Insurance Company (the "Company") hereby constitutes and appoints the Company's Secretary and Assistant Secretaries as well as William L. Hutton, Esq. and Christopher A. Martin, Esq., and each of them singly, the Director's limited attorneys-in-fact, each with the power of substitution, for him or her in any and all capacities, to sign any registration statement, amendment thereto, or other filing, and to file the same, with exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in-fact, or his or her substitute or substitutes, may do or cause to be done by virtue hereof.




  /s/ John C. Danforth
----------------------------------------------
John C. Danforth



Date:             7/29/99
     -------------------------------------

                          LIMITED POWER OF ATTORNEY
                      WITH RESPECT TO FILINGS WITH THE
                     SECURITIES AND EXCHANGE COMMISSION


The undersigned Director of General American Life Insurance Company (the "Company") hereby constitutes and appoints the Company's Secretary and Assistant Secretaries as well as William L. Hutton, Esq. and Christopher A. Martin, Esq., and each of them singly, the Director's limited attorneys-in-fact, each with the power of substitution, for him or her in any and all capacities, to sign any registration statement, amendment thereto, or other filing, and to file the same, with exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in-fact, or his or her substitute or substitutes, may do or cause to be done by virtue hereof.





------------------------------------------
Kevin C. Eichner



Date:         April 16, 2001
     -------------------------------------

                          LIMITED POWER OF ATTORNEY
                      WITH RESPECT TO FILINGS WITH THE
                     SECURITIES AND EXCHANGE COMMISSION


The undersigned Director of General American Life Insurance Company (the "Company") hereby constitutes and appoints the Company's Secretary and Assistant Secretaries as well as William L. Hutton, Esq. and Christopher A. Martin, Esq., and each of them singly, the Director's limited attorneys-in-fact, each with the power of substitution, for him or her in any and all capacities, to sign any registration statement, amendment thereto, or other filing, and to file the same, with exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in-fact, or his or her substitute or substitutes, may do or cause to be done by virtue hereof.




  /s/ Richard A. Liddy
----------------------------------------------
Richard A. Liddy



Date:                7/23/99
      ----------------------------------------

                          LIMITED POWER OF ATTORNEY
                      WITH RESPECT TO FILINGS WITH THE
                     SECURITIES AND EXCHANGE COMMISSION


The undersigned Director of General American Life Insurance Company (the "Company") hereby constitutes and appoints the Company's Secretary and Assistant Secretaries as well as William L. Hutton, Esq. and Christopher A. Martin, Esq., and each of them singly, the Director's limited attorneys-in-fact, each with the power of substitution, for him or her in any and all capacities, to sign any registration statement, amendment thereto, or other filing, and to file the same, with exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in-fact, or his or her substitute or substitutes, may do or cause to be done by virtue hereof.




  /s/ Stewart G. Nagler
-----------------------------------------
Stewart G. Nagler



Date:          April 9, 2001
     ------------------------------------

                          LIMITED POWER OF ATTORNEY
                      WITH RESPECT TO FILINGS WITH THE
                     SECURITIES AND EXCHANGE COMMISSION


The undersigned Director of General American Life Insurance Company (the "Company") hereby constitutes and appoints the Company's Secretary and Assistant Secretaries as well as William L. Hutton, Esq. and Christopher A. Martin, Esq., and each of them singly, the Director's limited attorneys-in-fact, each with the power of substitution, for him or her in any and all capacities, to sign any registration statement, amendment thereto, or other filing, and to file the same, with exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in-fact, or his or her substitute or substitutes, may do or cause to be done by virtue hereof.





  /s/ Craig D. Schnuck
----------------------------------------------
Craig D. Schnuck



Date:                  7/22/99
      ----------------------------------------

                          LIMITED POWER OF ATTORNEY
                      WITH RESPECT TO FILINGS WITH THE
                     SECURITIES AND EXCHANGE COMMISSION


The undersigned Director of General American Life Insurance Company (the "Company") hereby constitutes and appoints the Company's Secretary and Assistant Secretaries as well as William L. Hutton, Esq. and Christopher A. Martin, Esq., and each of them singly, the Director's limited attorneys-in-fact, each with the power of substitution, for him or her in any and all capacities, to sign any registration statement, amendment thereto, or other filing, and to file the same, with exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in-fact, or his or her substitute or substitutes, may do or cause to be done by virtue hereof.




  /s/ William P. Stiritz
----------------------------------------------
William P. Stiritz



Date:                 7/26/99
      ----------------------------------------

                          LIMITED POWER OF ATTORNEY
                      WITH RESPECT TO FILINGS WITH THE
                     SECURITIES AND EXCHANGE COMMISSION


The undersigned Director of General American Life Insurance Company (the "Company") hereby constitutes and appoints the Company's Secretary and Assistant Secretaries as well as William L. Hutton, Esq. and Christopher A. Martin, Esq., and each of them singly, the Director's limited attorneys-in-fact, each with the power of substitution, for him or her in any and all capacities, to sign any registration statement, amendment thereto, or other filing, and to file the same, with exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in-fact, or his or her substitute or substitutes, may do or cause to be done by virtue hereof.




  /s/ Andrew C. Taylor
----------------------------------------------
Andrew C. Taylor



Date:               7/23/99
     --------------------------------------

                          LIMITED POWER OF ATTORNEY
                      WITH RESPECT TO FILINGS WITH THE
                     SECURITIES AND EXCHANGE COMMISSION


The undersigned Director of General American Life Insurance Company (the "Company") hereby constitutes and appoints the Company's Secretary and Assistant Secretaries as well as William L. Hutton, Esq. and Christopher A. Martin, Esq., and each of them singly, the Director's limited attorneys-in-fact, each with the power of substitution, for him or her in any and all capacities, to sign any registration statement, amendment thereto, or other filing, and to file the same, with exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in-fact, or his or her substitute or substitutes, may do or cause to be done by virtue hereof.




 /s/ Robert L. Virgil
----------------------------------------------
Robert L. Virgil



Date:                 7/25/99
      ----------------------------------------

                          LIMITED POWER OF ATTORNEY
                      WITH RESPECT TO FILINGS WITH THE
                     SECURITIES AND EXCHANGE COMMISSION


The undersigned Director of General American Life Insurance Company (the "Company") hereby constitutes and appoints the Company's Secretary and Assistant Secretaries as well as William L. Hutton, Esq. and Christopher A. Martin, Esq., and each of them singly, the Director's limited attorneys-in-fact, each with the power of substitution, for him or her in any and all capacities, to sign any registration statement, amendment thereto, or other filing, and to file the same, with exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in-fact, or his or her substitute or substitutes, may do or cause to be done by virtue hereof.




  /s/ Lisa M. Weber
----------------------------------------------
Lisa M. Weber



Date:             April 6, 2001
      ----------------------------------------

                          LIMITED POWER OF ATTORNEY
                      WITH RESPECT TO FILINGS WITH THE
                     SECURITIES AND EXCHANGE COMMISSION


The undersigned Director of General American Life Insurance Company (the "Company") hereby constitutes and appoints the Company's Secretary and Assistant Secretaries as well as William L. Hutton, Esq. and Christopher A. Martin, Esq., and each of them singly, the Director's limited attorneys-in-fact, each with the power of substitution, for him or her in any and all capacities, to sign any registration statement, amendment thereto, or other filing, and to file the same, with exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in-fact, or his or her substitute or substitutes, may do or cause to be done by virtue hereof.




  /s/ Virginia V. Weldon
----------------------------------------------
Dr. Virginia V. Weldon



Date:                7/23/99
      ----------------------------------------